      As Filed with the Securities and Exchange Commission On July 30, 2001

                                                 File Nos. 33-59692 and 811-7584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 43 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 44 (X)

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                              Albert P. Viragh, Jr.
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                               1800 M Street, N.W.
                             Washington, D.C. 20036


It is proposed that this filing will become effective (check appropriate box):

___ immediately upon filing pursuant to paragraph (b) of rule 485 _X_ on August 1, 2001 pursuant to paragraph (b)(1)(v) of rule 485 ___ 60 days after filing pursuant to paragraph (a)(1) of rule 485
___ on (date) pursuant to paragraph (a)(1) of rule 485
___ 75 days after filing pursuant to paragraph (a)(2) of rule 485
___ on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

THE RYDEX SERIES FUNDS


INVESTOR CLASS SHARES
H CLASS SHARES

"RYDEX established itself as a market innovator when it introduced the first successful, targeted leveraged portfolio in 1993. Rydex offers an objective, quantitative approach to investing with funds that are designed to correlate to specific benchmarks or market segments and are not subject to the market predictions typically utilized by actively managed funds."

-SKIP VIRAGH, FOUNDER AND PRESIDENT




NOT PART OF THE PROSPECTUS

AN INDUSTRY LEADER


Rydex has set itself apart in the financial services industry by offering innovative products and services requested by the investment community. In 1993 we launched the first successful leveraged benchmark-based fund, the Rydex Nova Fund. Since then, we have added nine more benchmark based funds, two of which are international funds, eighteen sector funds, and a government money market fund.





NOT PART OF THE PROSPECTUS

RYDEX SERIES FUNDS


The Rydex Series Funds offer flexibility and variety to sophisticated investors. Rydex employs a quantitative investment style. Our objective is to deliver market exposure that will effectively accommodate a broad range of asset allocation investment disciplines including:


-    Strategic asset allocation

-    Tactical asset allocation

-    Sector rotation

-    Market timing





NOT PART OF THE PROSPECTUS

TOOLS THAT POWER PORTFOLIOS


The Rydex Series Funds, which seek to be fully invested at all times, provide knowledgeable investors from all disciplines the flexibility to benefit from market upturns and downturns. In addition, they permit investors to conduct trades daily at no extra charge.


- The benchmark funds seek to provide investment returns that correlate to the performance of a specific benchmark. With certain funds, we promote the concept of consistently applied leverage within a passive framework. We believe that if leverage is applied consistently over a period of time, the benefits of geometric compounding will be enhanced.

- The team-managed sector funds employ a quantitative model of investing involving screening stocks based on market capitalization, liquidity, and correlation relative to the entire industry sector.

- The international funds are benchmarked to published indices. They allow an investor to take advantage of more of the world's equity market capitalization.




NOT PART OF THE PROSPECTUS

REASONS TO INVEST WITH THE RYDEX SERIES FUNDS

Rydex offers a high level of customer service and the administrative features knowledgeable investors need:

-    Trading flexibility with no transaction and redemption fees


-    User-friendly client applications


-    Systematic withdrawal plans

-    Accommodation of all retirement accounts and qualified assets

-    Dedicated Retirement Specialist Team




NOT PART OF THE PROSPECTUS

ONLINE FEATURES


Rydex offers informative, easy-to-use features on our interactive Web site at www.rydexfunds.com and through our Express Connect service to help investors manage their accounts:


-    Online account access


-    Daily fund performance with comparisons to market indices

-    Daily updates on fund holdings

-    Simple-to-download applications, prospectuses and marketing material


-    Account trading


-    Interactive charting capabilities

- Rydex Express Connect service gives investors daily NAV & performance updates and online confirmations and statements delivered via email

-    Wireless account access

With Rydex's online features, investors can access account information anytime, anywhere.





NOT PART OF THE PROSPECTUS

                             THE RYDEX SERIES FUNDS


--------------------------------------------------------------------------------
------------------------------
BENCHMARK FUNDS    FUND OBJECTIVE
           SYMBOLS
--------------------------------------------------------------------------------
------------------------------
NOVA               To provide investment returns that correspond to 150% of the
           RYNVX (INVESTOR)
                   daily performance of the S&P 500 Index(TM).
           RYNAX (ADVISOR)
--------------------------------------------------------------------------------
------------------------------
URSA               To provide investment returns that correspond to the inverse
           RYURX (INVESTOR)
                   (opposite) of the daily performance of the S&P 500 Index.
           RYUAX (ADVISOR)
--------------------------------------------------------------------------------
------------------------------
OTC                To provide investment returns that correspond to the
performance         RYOCX (INVESTOR)
                   of the NASDAQ 100 Index(TM).
           RYAOX (ADVISOR)
--------------------------------------------------------------------------------
------------------------------
ARKTOS             To provide investment returns that correspond to the inverse
           RYAIX (INVESTOR)
                   (opposite) of the daily performance of the NASDAQ 100 Index.

--------------------------------------------------------------------------------
------------------------------
MEDIUS             To provide investment returns that correlate to the
performance          N/A
                   of the MidCap 400 Index(TM).
--------------------------------------------------------------------------------
------------------------------
MEKROS             To provide investment returns that correlate to the
performance          RYMKX (H CLASS)
                   of the Russel 2000(R) Index.
--------------------------------------------------------------------------------
------------------------------
U.S. GOV'T BOND    To provide investment returns that correspond to 120% of the
           RYGBX (INVESTOR)
                   daily performance of the current 30-year U.S. Treasury Bond.
--------------------------------------------------------------------------------
------------------------------
JUNO               To provide investment returns that correspond to the inverse
           RYJUX (INVESTOR)
                   (opposite) of the daily performance of the current 30-year
U.S.
                   Treasury Bond.
--------------------------------------------------------------------------------
------------------------------
LARGE-CAP EUROPE   To provide investment results that correlate to 125% of the
Dow          RYEUX (H CLASS)
                   Jones Stoxx 50SM Index.
--------------------------------------------------------------------------------
------------------------------
LARGE-CAP JAPAN    To provide investment results that correlate to 125% of the
Topix        RYJPX (H CLASS)
                   100 Index.
--------------------------------------------------------------------------------
------------------------------

--------------------------------------------------------------------------------
------------------------------
SECTOR FUNDS       FUND OBJECTIVE
--------------------------------------------------------------------------------
------------------------------
BANKING            To provide capital appreciation by investing in companies
           RYKIX (INVESTOR)
                   involved in the banking sector.
           RYKAX (ADVISOR)
--------------------------------------------------------------------------------
------------------------------
BASIC MATERIALS    To provide capital appreciation by investing in the mining,
           RYBIX (INVESTOR)
                   manufacture, or sale of basic materials.
           RYBAX (ADVISOR)
--------------------------------------------------------------------------------
------------------------------
BIOTECHNOLOGY      To provide capital appreciation by investing in companies
           RYOIX (INVESTOR)
                   involved in research and development, genetic or other
biological        RYOAX (ADVISOR)
                   engineering, and in the design, manufacture, or sale of
related
                   biotechnology products and services.
--------------------------------------------------------------------------------
------------------------------
CONSUMER PRODUCTS  To provide capital appreciation by investing in companies
engaged        RYCIX (INVESTOR)
                   in manufacturing finished goods and services.
           RYCAX (ADVISOR)
--------------------------------------------------------------------------------
------------------------------
ELECTRONICS        To provide capital appreciation by investing in companies
that           RYSIX (INVESTOR)
                   include semiconductor manufactures and distributors, and
makers          RYSAX  (ADVISOR)
                   and vendors of other electronic components and devices.
--------------------------------------------------------------------------------
------------------------------




NOT PART OF THE PROSPECTUS




--------------------------------------------------------------------------------
------------------------------
SECTOR FUNDS       FUND OBJECTIVE
           SYMBOLS
--------------------------------------------------------------------------------
------------------------------
ENERGY             To provide capital appreciation by investing in companies
           RYEIX (INVESTOR)
                   involved in the exploration, production, and development of oil, ``
                   gas, coal, and alternative sources of energy.
--------------------------------------------------------------------------------
------------------------------
ENERGY SERVICES    To provide capital appreciation by investing in companies
that           RYVIX (INVESTOR)
                   provide services and equipment in the areas of coal, oil, and
gas        RYVAX (ADVISOR)
                   exploration and production.
--------------------------------------------------------------------------------
------------------------------
FINANCIAL SERVICES To provide capital appreciation by investing in companies
           RYFIX (INVESTOR)
                   involved in the financial services sector.
           RYFAX (ADVISOR)
--------------------------------------------------------------------------------
------------------------------
HEALTH CARE        To provide capital appreciation by investing in companies
           RYHIX (INVESTOR)
                   involved in the health care industry.
           RYHAX (ADVISOR)
--------------------------------------------------------------------------------
------------------------------
INTERNET           To provide capital appreciation by investing in companies
that           RYiLX (INVESTOR)
                   provide products or services designed for or related to the
                   Internet.
--------------------------------------------------------------------------------
------------------------------
LEISURE            To provide capital appreciation by investing in companies
engaged        RYLIX (INVESTOR)
                   in leisure and entertainment businesses.
           RYLAX  (ADVISOR)
--------------------------------------------------------------------------------
------------------------------
PRECIOUS METALS    To provide capital appreciation by investing in companies
           RYPMX (INVESTOR)
                   involved in the precious metals sector.
--------------------------------------------------------------------------------
------------------------------
REAL ESTATE        To provide capital appreciation by investing in companies
that           N/A
                   are involved in the real estate industry including real
estate
                   investment trusts ("REITs").
--------------------------------------------------------------------------------
------------------------------
RETAILING          To provide capital appreciation by investing in department
           RYRIX (INVESTOR)
                   stores, restaurant franchises, mail order operations, and
other          RYRAX (ADVISOR)
                   companies involved in selling products to consumers.
--------------------------------------------------------------------------------
------------------------------
TECHNOLOGY         To provide capital appreciation by investing in companies
           RYTIX (INVESTOR)
                   including computer software and service companies,
semiconductor         RYTAX (ADVISOR)
                   manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
--------------------------------------------------------------------------------
------------------------------
TELECOMMUNICATIONS To provide capital appreciation by investing in companies
engaged        RYMIX (INVESTOR)
                   in the development, manufacture, or sale of communications
           RYMAX (ADVISOR)
                   services or communications equipment.
--------------------------------------------------------------------------------
------------------------------
TRANSPORTATION     To provide capital appreciation by investing in companies
engaged        RYPIX (INVESTOR)
                   in the design, manufacture, distribution, or sale of
           RYPAX (ADVISOR)
                   transportation equipment.
--------------------------------------------------------------------------------
------------------------------
UTILITIES          To provide capital appreciation by investing in companies
that           RYUIX (INVESTOR)
                   operate public utilities.

--------------------------------------------------------------------------------
------------------------------
MONEYMARKET FUND   FUND OBJECTIVE
           SYMBOLS
--------------------------------------------------------------------------------
------------------------------
U.S. GOV'T MONEY   To provide security of principal, current income, and
liquidity          RYMXX (INVESTOR)
MARKET             by investing in securities issued by the U.S. Government and
U.S.        RYDXX (ADVISOR)
                   Government agencies. Symbols
--------------------------------------------------------------------------------
------------------------------





NOT PART OF THE PROSPECTUS

OPENING AN ACCOUNT AT RYDEX

Investors who wish to open an account directly with Rydex will find an easy and efficient process. Simply complete and sign an account application and send a check to Rydex. If you wish to open your account by bank wire transfer, you may do so as well. Please review the Shareholder Information section of the Prospectus for further details regarding initial purchases including minimum account requirements.


INVESTING IN THE FUNDS INVOLVES CERTAIN RISKS, WHICH MAY INCLUDE INCREASED VOLATILITY DUE TO CONCENTRATION IN A SPECIFIC ECONOMIC SECTOR OR GEOGRAPHIC LOCATION. IN ADDITION, THERE MAY BE INCREASED VOLATILITY DUE TO THE USE OF OPTIONS OR FUTURES.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE RYDEX SERIES FUNDS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


RYDEX DISTRIBUTORS, INC.




NOT PART OF THE PROSPECTUS

                                                                 AUGUST 1, 2001


                           RYDEX SERIES FUNDS


                              PROSPECTUS

                         INVESTOR CLASS SHARES
                           H CLASS SHARES


BENCHMARK FUNDS


NOVA
URSA
OTC
ARKTOS
MEDIUS
MEKROS
U.S. GOVERNMENT BOND
JUNO
LARGE-CAP EUROPE
LARGE-CAP JAPAN


SECTOR FUNDS


BANKING
BASIC MATERIALS
BIOTECHNOLOGY
CONSUMER PRODUCTS
ELECTRONICS
ENERGY
ENERGY SERVICES
FINANCIAL SERVICES
HEALTH CARE
INTERNET
LEISURE
PRECIOUS METALS
REAL ESTATE
RETAILING
TECHNOLOGY
TELECOMMUNICATIONS
TRANSPORTATION
UTILITIES


MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]

2

INVESTOR CLASS SHARES
RYDEX SERIES FUNDS
-------------------------------------------------------------------------------

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

1.800.820.0888
301.296.5100

-------------------------------------------------------------------------------

BENCHMARK FUNDS

SECTOR FUNDS

MONEY MARKET FUND

-------------------------------------------------------------------------------


Rydex Series Funds (the "Trust") is a mutual fund complex with thirty-six separate investment portfolios (the "Funds"). This prospectus describes twenty-nine Funds, which are grouped into three categories:

BENCHMARK FUNDS -- Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Medius Fund, Mekros Fund, U.S. Government Bond Fund, Juno Fund, Large-Cap Europe Fund, and Large-Cap Japan Fund

SECTOR FUNDS -- Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund


MONEY MARKET FUND -- U.S. Government Money Market Fund

Investor Class Shares of the Benchmark Funds, Sector Funds, and Money Market Fund are sold principally to professional money managers and to private investors who take part in certain strategic and tactical asset-allocation investment programs or whose investment strategy includes index-based mutual funds. Investors may exchange and redeem shares of the Funds through the Rydex Internet Web site--www.rydexfunds.com--and over the phone.

                                                                PROSPECTUS 3

TABLE OF CONTENTS
--------------------------------------------------------------------------------


RYDEX BENCHMARK FUNDS

  5   COMMON RISK/RETURN INFORMATION
  6   NOVA FUND
  8   URSA FUND
 10   OTC FUND
 12   ARKTOS FUND
 14   MEDIUS FUND
 16   MEKROS FUND
 18   U.S. GOVERNMENT BOND FUND
 20   JUNO FUND
 22   LARGE-CAP EUROPE FUND
 24   LARGE-CAP JAPAN FUND

RYDEX SECTOR FUNDS

 27   COMMON RISK/RETURN INFORMATION
 28   BANKING FUND
 30   BASIC MATERIALS FUND
 32   BIOTECHNOLOGY FUND
 34   CONSUMER PRODUCTS FUND
 36   ELECTRONICS FUND
 38   ENERGY FUND
 40   ENERGY SERVICES FUND
 42   FINANCIAL SERVICES FUND
 44   HEALTH CARE FUND
 46   INTERNET FUND
 48   LEISURE FUND
 50   PRECIOUS METALS FUND
 52   REAL ESTATE FUND
 54   RETAILING FUND
 56   TECHNOLOGY FUND
 58   TELECOMMUNICATIONS FUND
 60   TRANSPORTATION FUND
 62   UTILITIES FUND

MONEY MARKET FUND

 64   U.S. GOVERNMENT MONEY MARKET FUND

 66   MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

 74   INVESTING WITH RYDEX: SHAREHOLDER INFORMATION

 82   RYDEX ACCOUNT POLICIES FOR ALL SHAREHOLDERS

 85   DISTRIBUTION PLAN

 85   DIVIDENDS AND DISTRIBUTIONS

 86   TAX INFORMATION

 88   MANAGEMENT OF THE FUNDS

 90   FINANCIAL HIGHLIGHTS

120   BENCHMARK INFORMATION

 BC   ADDITIONAL INFORMATION

4


------------------------------------------------------------------------------
THIS PAGE INTENTIONALLY LEFT BLANK.

                                                                 PROSPECTUS 5

RYDEX BENCHMARK FUNDS
--------------------------------------------------------------------------------


NOVA FUND                       MEKROS FUND
URSA FUND                       U.S. GOVERNMENT BOND FUND
OTC FUND                        JUNO FUND
ARKTOS FUND                     LARGE-CAP EUROPE FUND
MEDIUS FUND                     LARGE-CAP JAPAN FUND


COMMON RISK / RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK -- The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

TRACKING ERROR RISK -- The Advisor may not be able to cause the Funds' performance to match or exceed that of the Funds' benchmark, either on a daily or aggregate basis. Tracking error may cause the Funds' performance to be less than you expect.

6

NOVA FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index-TM- (the "underlying index").



If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).


PORTFOLIO INVESTMENT STRATEGY


The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Nova Master Fund, a separate series of the Trust with an identical investment objective.



Unlike a traditional index fund, as its primary investment strategy, the Nova Master Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Nova Master Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Nova Master Fund holds U.S. Government securities or cash equivalents. The Nova Master Fund also may enter into repurchase agreements.



RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark
Fund, the Nova Master Fund is subject to a number of other risks that will affect the value of its shares, including:


EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

PERFORMANCE

The bar chart and table on the following page show the performance of the Nova Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                    PROSPECTUS 7
NOVA FUND
FUND PERFORMANCE AND FEE INFORMATION
-------------------------------------------------------------------------------

                              [GRAPHIC]



* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -12.89%. DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.69% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -16.87% (QUARTER ENDED SEPTEMBER 30, 1998).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)



                                   INVESTOR CLASS SHARES   S&P 500 INDEX-TM-(2)
------------------------------------------------------------------------------
PAST ONE YEAR                             -19.57%               -10.14%
PAST FIVE YEARS                            19.55%                16.47%
SINCE INCEPTION (07/12/93)                 19.30%                15.53%
--------------

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX-TM- IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Nova Fund.


SHAREHOLDER FEES*...................................................... NONE
ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)**
     MANAGEMENT FEES...................................................  .75%
     DISTRIBUTION (12b-1) FEES......................................... NONE
     OTHER EXPENSES....................................................  .59%
TOTAL ANNUAL FUND OPERATING EXPENSES................................... 1.34%

--------------
 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND THE
   FEES OF THE NOVA MASTER FUND.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


             1 YEAR          3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
               $141           $437          $756          $1,658

8

URSA FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index-TM- (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).


PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Ursa Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Ursa Master Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Master Fund invests to a significant extent in short sales of securities or futures contracts, and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Ursa Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Ursa Master Fund also may enter into repurchase agreements and sell securities short.


RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

PERFORMANCE

The bar chart and table on the following page show the performance of the Ursa Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

URSA FUND                                                          PROSPECTUS 9
FUND PERFORMANCE AND FEE INFORMATION

                                  [GRAPHIC]


* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 9.14%. DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 10.23% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -17.06% (QUARTER ENDED DECEMBER 31, 1998).


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)


                                   INVESTOR CLASS SHARES   S&P 500 INDEX-TM-(2)
-------------------------------------------------------------------------------
PAST ONE YEAR                              17.45%               -10.14%
PAST FIVE YEARS                           -10.38%                16.47%
SINCE INCEPTION (01/07/94)                -10.00%                15.95%
--------------

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX-TM- IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Ursa Fund.


SHAREHOLDER FEES*.......................................................  NONE
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)**
      MANAGEMENT FEES...................................................  .90%
      DISTRIBUTION (12b-1) FEES.........................................  NONE
      OTHER EXPENSES....................................................  .47%
TOTAL ANNUAL FUND OPERATING EXPENSES.................................... 1.37%
--------------

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND THE
   FEES OF THE URSA MASTER FUND.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                1 YEAR        3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
                 $144           $447          $772          $1,692

10

OTC FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-TM- (the "underlying index").


If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.


PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.


RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.


CONCENTRATION RISK -- To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.


PERFORMANCE

The bar chart and table on the following page show the performance of the OTC Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS 11
OTC Fund
FUND PERFORMANCE AND FEE INFORMATION
-------------------------------------------------------------------------------

                                 [GRAPHIC]


* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -23.12%. DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.00% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -34.95% (QUARTER ENDED DECEMBER 31, 2000).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)


                                INVESTOR CLASS SHARES     NASDAQ 100 INDEX-TM-
-----------------------------------------------------------------------------
PAST ONE YEAR                            -37.92%                -36.84%
PAST FIVE YEARS                           32.34%                 32.37%
SINCE INCEPTION (02/14/94)                28.75%                 29.06%
--------------

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX-TM- IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OVER-THE-COUNTER MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the OTC Fund.


SHAREHOLDER FEES*.....................................................  NONE
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES...................................................  .75%
     DISTRIBUTION (12b-1) FEES.........................................  NONE
     OTHER EXPENSES....................................................  .41%
TOTAL ANNUAL FUND OPERATING EXPENSES................................... 1.16%
--------------

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% ## prospectus return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


              1 YEAR        3 YEARS        5 YEARS       10 YEARS
-----------------------------------------------------------------------------
               $121          $379            $657           $1,448

12

ARKTOS FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FUND OBJECTIVE

The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the NASDAQ 100 Index-TM- (the "underlying index"). The investment objective of the Arktos Fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).


PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Arktos Master Fund, a separate series of the Trust with an identical investment objective.


Unlike a traditional index fund, the Arktos Master Fund's benchmark is to perform exactly opposite the underlying index, and the Arktos Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Arktos Master Fund engages to a significant extent in short sales of securities or futures contracts, and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Arktos Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Master Fund also may enter into repurchase agreements.


RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Arktos Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK -- To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes and/or adverse market conditions. Because the Fund seeks to perform opposite to the underlying index's performance, the value of the Fund's investments will tend to decrease when market conditions favor technology sector issuers due to the underlying index's concentration. The prices of the securities of technology companies may fluctuate widely due to investor sentiment, competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

                                                                   PROSPECTUS 13

ARKTOS FUND
FUND PERFORMANCE AND FEE INFORMATION
-------------------------------------------------------------------------------

PERFORMANCE

The bar chart and table below show the performance of the Arktos Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.


                               [GRAPHIC]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 7.10%. DURING THE PERIOD SHOWN IN THE BAR CHART THE HIGHEST RETURN FOR A QUARTER WAS 40.82% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -36.08% (QUARTER ENDED DECEMBER 31, 1999).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                  INVESTOR CLASS SHARES     NASDAQ 100 INDEX-TM-
--------------------------------------------------------------------------------
PAST ONE YEAR                             23.53%                -36.84%
SINCE INCEPTION (09/03/98)               -35.60%                 32.92%
--------------

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE NASDAQ 100 INDEX-TM- IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OVER-THE-COUNTER MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Arktos Fund.

SHAREHOLDER FEES*........................................................  NONE
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)**
      MANAGEMENT FEES....................................................  .90%
      DISTRIBUTION (12b-1) FEES..........................................  NONE
      OTHER EXPENSES.....................................................  .44%
TOTAL ANNUAL FUND OPERATING EXPENSES..................................... 1.34%
--------------

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THIS TABLE AND THE EXAMPLE BELOW INCLUDE BOTH THE FEES PAID BY THE FUND AND
   THE FEES OF THE ARKTOS MASTER FUND.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Arktos Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS       10 YEARS
----------------------------------------------------------------------------
              $141           $437          $756          $1,658

14

MEDIUS FUND
FUND INFORMATION
--------------------------------------------------------------------------------


FUND OBJECTIVE


The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index-TM-. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.



If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.



PORTFOLIO INVESTMENT STRATEGY


The Fund invests principally in securities of companies included on the S&P MidCap 400 Index-TM- and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.


RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Medius Fund is subject to a number of other risks that will affect the value of its shares, including:


LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.


MID-CAP RISK -- In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.


SWAP COUNTERPARTY CREDIT RISK -- The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

                                                                   PROSPECTUS 15

MEDIUS FUND
FUND PERFORMANCE AND FEE INFORMATION
-------------------------------------------------------------------------------


PERFORMANCE

The Medius Fund is new and therefore does not have a performance history for a full calendar year.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H Class Shares of the Medius Fund.


SHAREHOLDER FEES*.......................................................  NONE
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      MANAGEMENT FEES...................................................  .90%
      DISTRIBUTION (12b-1) FEES.........................................  .25%
      OTHER EXPENSES**..................................................  .60%
TOTAL ANNUAL FUND OPERATING EXPENSES.................................... 1.75%
--------------

 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the H Class Shares of the Medius Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:


                   1 YEAR                      3 YEARS
------------------------------------------------------------------------------
                    $184                         $569

16

MEKROS FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FUND OBJECTIVE

The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index. The investment objective of the fund is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.


PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Russell 2000(R) Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.


RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mekros Fund is subject to a number of other risks that will affect the value of its shares, including:

LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.


SMALL-CAP RISK -- In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SWAP COUNTERPARTY CREDIT RISK -- The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

                                                                 PROSPECTUS 17
MEKROS FUND
FUND PERFORMANCE AND FEE INFORMATION
-------------------------------------------------------------------------------

PERFORMANCE

The Mekros Fund commenced operations on November 1, 2000. Therefore, it does not have a performance history for a full calendar year.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H Class Shares of the Mekros Fund.


SHAREHOLDER FEES*..........................................................
NONE
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         MANAGEMENT FEES...................................................
 .90%
         DISTRIBUTION (12b-1) FEES.........................................
 .25%
         OTHER EXPENSES**..................................................
 .59%
TOTAL ANNUAL FUND OPERATING EXPENSES.......................................
1.74%
--------------


 * THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
** OTHER EXPENSES ARE ESTIMATED.


EXAMPLE

This Example is intended to help you compare the cost of investing in the H Class Shares of the Mekros Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:


                       1 YEAR                      3 YEARS
-------------------------------------------------------------------------------
                        $183                         $566

18

U.S. GOVERNMENT BOND FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FUND OBJECTIVE

The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds and repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the U.S. Government Bond Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK -- The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response #PROSPECTUS to interest rate changes.

LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.


PERFORMANCE

The bar chart and table on the following page show the performance of the U.S. Government Bond Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS 19

U.S. GOVERNMENT BOND FUND
FUND PERFORMANCE AND FEE INFORMATION
-------------------------------------------------------------------------------

                                 [GRAPHIC]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -4.23%. DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 13.90% (QUARTER ENDED JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS -10.68% (QUARTER ENDED MARCH 31, 1996).


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)



                                INVESTOR CLASS SHARES  LEHMAN LONG TREASURY BOND
INDEX(2)
--------------------------------------------------------------------------------
---------
PAST ONE YEAR                          21.29%                       13.09%
PAST FIVE YEARS                         4.28%                       -0.71%
SINCE INCEPTION (01/03/94)              4.70%                       -0.05%
--------------

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy or hold Investor Class Shares of the U.S. Government Bond Fund.


SHAREHOLDER FEES*....................................................  NONE
ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES...................................................  .50%
   DISTRIBUTION (12b-1) FEES.........................................  NONE
   OTHER EXPENSES....................................................  .47%
TOTAL ANNUAL FUND OPERATING EXPENSES.................................  .97%
--------------

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the U.S. Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


             1 YEAR        3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------------------
              $102           $318          $551          $1,222

20

JUNO FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FUND OBJECTIVE

The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Juno Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Juno Master Fund's benchmark is to perform exactly opposite the Long Treasury Bond. As its primary investment strategy, the Juno Master Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Juno Master Fund holds U.S. Government securities or cash equivalents to collateralize these obligations. The Juno Master Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Juno Master Fund is subject to a number of other risks that will affect the value of its shares, including:


FIXED INCOME RISK -- The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes. These interest rate changes and other factors may also negatively affect the Fund's short sales of fixed income securities.


PERFORMANCE

The bar chart and table on the following page show the performance of the Juno Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS 21
JUNO FUND
FUND PERFORMANCE AND FEE INFORMATION
-------------------------------------------------------------------------------

                             [GRAPHIC]

* THE YEAR-TO-DATE PERFORMANCE FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 4.85%. DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 8.29% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS -8.24% (QUARTER ENDED MARCH 31, 2000).


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)


                   INVESTOR CLASS SHARES  LEHMAN LONG TREASURY BOND INDEX(2)
-----------------------------------------------------------------------------
PAST ONE YEAR               -13.74%                       13.09%
PAST FIVE YEARS               0.21%                       -0.71%
SINCE INCEPTION (03/03/95)   -2.48%                        2.73%
--------------

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Juno Fund.

SHAREHOLDER FEES*......................................................  NONE
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)**
     MANAGEMENT FEES...................................................  .90%
     DISTRIBUTION (12b-1) FEES.........................................  NONE
     OTHER EXPENSES....................................................  .43%
TOTAL ANNUAL FUND OPERATING EXPENSES................................... 1.33%
--------------


* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND
   THE FEES OF THE JUNO MASTER FUND.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Juno Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS       10 YEARS
-----------------------------------------------------------------------------
              $140           $434          $750          $1,646

22

LARGE-CAP EUROPE FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Europe Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50-SM- Index. The investment objective is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.


PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Stoxx 50 Index-SM- and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.


RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Europe Fund is subject to a number of other risks that will affect the value of its shares, including:


TRACKING ERROR RISK -- Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the combined effects of leverage, high portfolio turnover and the time difference between the close of the European markets and the time the Fund prices its shares.


LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.


SWAP COUNTERPARTY CREDIT RISK -- The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

EQUITY RISK -- The equity markets are volatile, and the value of the Fund's equity securities and any futures and options contracts may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

                                                                  PROSPECTUS 23

LARGE-CAP EUROPE FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FOREIGN INVESTING RISK -- Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely effect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

CURRENCY RISK -- The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

LARGE-CAP EUROPE FUND
FUND PERFORMANCE AND FEE INFORMATION
-----------------------------------------------------------------------------

PERFORMANCE

The Large-Cap Europe Fund commenced operations on May 8, 2000. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large-Cap Europe Fund.


SHAREHOLDER FEES*.....................................................  NONE
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES...................................................  .90%
     DISTRIBUTION (12b-1) FEES.........................................  .25%
     OTHER EXPENSES....................................................  .91%
TOTAL ANNUAL FUND OPERATING EXPENSES................................... 2.06%
--------------


* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Large-Cap Europe Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:


       1 YEAR           3 YEARS            5 YEARS           10 YEARS
-----------------------------------------------------------------------------
        $216              $667              $1,145            $2,461

24

LARGE-CAP JAPAN FUND
FUND INFORMATION
-------------------------------------------------------------------------------
FUND OBJECTIVE

The Large-Cap Japan Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The investment objective is non-fundamental and may be changed without shareholder approval.


If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.


PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.


RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Japan Fund is subject to a number of other risks that will affect the value of its shares, including:


TRACKING ERROR RISK -- Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the combined effects of leverage, high portfolio turnover and the time difference between the close of the Japanese market and the time the Fund prices its shares.


LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.


SWAP COUNTERPARTY CREDIT RISK -- The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

EQUITY RISK -- The equity markets are volatile, and the value of the Fund's equity securities and any futures and options contracts may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

                                                                 PROSPECTUS 25

LARGE-CAP JAPAN FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FOREIGN INVESTING RISK -- Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely effect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

GEOGRAPHIC CONCENTRATION IN JAPAN -- Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Fund may be more volatile than a more geographically diversified equity fund.

CURRENCY RISK -- The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

26

LARGE-CAP JAPAN FUND
FUND PERFORMANCE AND FEE INFORMATION
-------------------------------------------------------------------------------

PERFORMANCE

The Large-Cap Japan Fund commenced operations on May 8, 2000. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large-Cap Japan Fund.


SHAREHOLDER FEES*.....................................................  NONE
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES...................................................  .90%
     DISTRIBUTION (12b-1) FEES.........................................  .25%
     OTHER EXPENSES....................................................  .62%
TOTAL ANNUAL FUND OPERATING EXPENSES................................... 1.77%
--------------


* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Large-Cap Japan Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



       1 YEAR           3 YEARS            5 YEARS           10 YEARS
------------------------------------------------------------------------------
        $186              $575               $990             $2,145

                                                                  PROSPECTUS 27

RYDEX SECTOR FUNDS
-------------------------------------------------------------------------------

BANKING                      INTERNET

BASIC MATERIALS              LEISURE

BIOTECHNOLOGY                PRECIOUS METALS

CONSUMER PRODUCTS            REAL ESTATE

ELECTRONICS                  RETAILING

ENERGY                       TECHNOLOGY

ENERGY SERVICES              TELECOMMUNICATIONS

FINANCIAL SERVICES           TRANSPORTATION

HEALTH CARE                  UTILITIES


COMMON RISK/RETURN INFORMATION
-----------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.


PRINCIPAL RISKS

MARKET RISK -- The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK -- The equity markets are volatile, and the value of the Funds' securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in a Sector Fund to decrease.

28

BANKING FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.


RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that will affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK -- The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

PERFORMANCE

The bar chart and table on the following page show the performance of the Banking Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                PROSPECTUS 29

BANKING FUND
FUND PERFORMANCE AND FEE INFORMATION
-------------------------------------------------------------------------------

                                    [GRAPHIC]



* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 2.50%. DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 22.02% (QUARTER ENDED SEPTEMBER 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -18.20% (QUARTER ENDED SEPTEMBER 30, 1999).


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)


                                  INVESTOR CLASS SHARES    S&P 500 INDEX-TM-(2)
------------------------------------------------------------------------------
PAST ONE YEAR                              16.32%                 -10.14%
SINCE INCEPTION (04/01/98)                 -6.10%                   6.58%
--------------

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX-TM- IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Banking Fund.


SHAREHOLDER FEES*......................................................  NONE
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES...................................................  .85%
     DISTRIBUTION (12b-1) FEES.........................................  NONE
     OTHER EXPENSES....................................................  .45%
TOTAL ANNUAL FUND OPERATING EXPENSES................................... 1.30%
--------------

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Banking Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


             1 YEAR        3 YEARS        5 YEARS       10 YEARS
----------------------------------------------------------------------------
              $137           $425          $734          $1,611

30

BASIC MATERIALS FUND
FUND INFORMATION
----------------------------------------------------------------------------

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that will affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

PERFORMANCE

The bar chart and table on the following page show the performance of the Basic Materials Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS 31

BASIC MATERIALS FUND
FUND PERFORMANCE AND FEE INFORMATION
-------------------------------------------------------------------------------

                                      [GRAPHIC]


* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 1.46%. DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 24.59% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -16.28% (QUARTER ENDED MARCH 31, 2000).


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)


                                  INVESTOR CLASS SHARES    S&P 500 INDEX-TM-(2)
------------------------------------------------------------------------------
PAST ONE YEAR                             -20.69%                 -10.14%
SINCE INCEPTION (04/01/98)                 -9.70%                   6.58%
--------------

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX-TM- IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Basic Materials Fund.


SHAREHOLDER FEES*....................................................    NONE
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES...................................................  .85%
     DISTRIBUTION (12b-1) FEES........................................  NONE
     OTHER EXPENSES....................................................  .67%
TOTAL ANNUAL FUND OPERATING EXPENSES................................... 1.52%

--------------

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Basic Materials Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


             1 YEAR        3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------------------
              $160           $495          $854          $1,864

32

BIOTECHNOLOGY FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that will affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

SMALL ISSUER RISK -- Many Biotechnology Companies are relatively small and have thinly traded equity securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns.

PERFORMANCE


The bar chart and table on the following page show the performance of the Biotechnology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund.
Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS 33

BIOTECHNOLOGY FUND
FUND PERFORMANCE AND FEE INFORMATION
-------------------------------------------------------------------------------

                                   [GRAPHIC]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -9.53%. DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 46.37% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -14.25% (QUARTER ENDED DECEMBER 31, 2000).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)


                                  INVESTOR CLASS SHARES    S&P 500 INDEX-TM-(2)
-----------------------------------------------------------------------------
PAST ONE YEAR                              28.63%                 -10.14%
SINCE INCEPTION (04/01/98)                 48.78%                   6.58%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX-TM- IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Biotechnology Fund.


SHAREHOLDER FEES*....................................................  NONE
ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES...................................................  .85%
   DISTRIBUTION (12b-1) FEES.........................................  NONE
   OTHER EXPENSES....................................................  .39%
TOTAL ANNUAL FUND OPERATING EXPENSES................................. 1.24%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Biotechnology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


             1 YEAR        3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------
              $130           $405          $701          $1,541

34

CONSUMER PRODUCTS FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that will affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

PERFORMANCE

The bar chart and table on the following page show the performance of the Consumer Products Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS 35

CONSUMER PRODUCTS FUND
FUND PERFORMANCE AND FEE INFORMATION
-------------------------------------------------------------------------------

                               [GRAPHIC]


* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -7.41%. DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.68% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -17.29% (QUARTER ENDED MARCH 31, 2000).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)


                                  INVESTOR CLASS SHARES    S&P 500 INDEX-TM-(2)
------------------------------------------------------------------------------
PAST ONE YEAR                             -12.91%                 -10.14%
SINCE INCEPTION (07/06/98)                 -7.38%                   5.44%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX-TM- IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Consumer Products Fund.


SHAREHOLDER FEES*......................................................  NONE
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES...................................................  .85%
     DISTRIBUTION (12b -1) FEES........................................  NONE
     OTHER EXPENSES....................................................  .38%
TOTAL ANNUAL FUND OPERATING EXPENSES................................... 1.23%


* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Consumer Products Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


             1 YEAR        3 YEARS        5 YEARS       10 YEARS
----------------------------------------------------------------------------
              $129           $422          $695          $1,530

36

ELECTRONICS FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that will affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

SMALL ISSUER RISK -- Many Electronics Companies are relatively small and have thinly traded securities, may offer only one or a limited number of rapidly obsolescing products, and may have persistent losses during a new product's transition from development to production.

PERFORMANCE

The bar chart and table on the following page show the performance of the Electronics Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS 37

ELECTRONICS FUND
FUND PERFORMANCE AND FEE INFORMATION
-------------------------------------------------------------------------------

                                   [GRAPHIC]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -17.18%. DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 48.46% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -33.79% (QUARTER ENDED DECEMBER 31, 2000).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)


                                  INVESTOR CLASS SHARES    S&P 500 INDEX-TM-(2)
------------------------------------------------------------------------------
PAST ONE YEAR                             -18.00%                 -10.14%
SINCE INCEPTION (04/01/98)                 35.13%                   6.58%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX-TM- IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Electronics Fund.

SHAREHOLDER FEES*....................................................  NONE
ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES...................................................  .85%
   DISTRIBUTION (12b -1) FEES........................................  NONE
   OTHER EXPENSES....................................................  .51%
TOTAL ANNUAL FUND OPERATING EXPENSES................................. 1.36%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Electronics Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


             1 YEAR        3 YEARS        5 YEARS       10 YEARS
-----------------------------------------------------------------------------
              $143           $444          $767          $1,681

38

ENERGY FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

PERFORMANCE


The bar chart and table on the following page show the performance of the Energy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 39

ENERGY FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

                                 [GRAPHIC]

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -5.92%. DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 12.01% (QUARTER ENDED JUNE 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -0.99% (QUARTER ENDED SEPTEMBER 30, 1999).


AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)


                                  INVESTOR CLASS SHARES    S&P 500 INDEX-TM-(2)
-----------------------------------------------------------------------------
PAST ONE YEAR                              22.81%                 -10.14%
SINCE INCEPTION (04/21/98)                  7.55%                   6.08%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX-TM- IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Energy Fund.


SHAREHOLDER FEES*....................................................  NONE
ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES...................................................  .85%
   DISTRIBUTION (12b -1) FEES........................................  NONE
   OTHER EXPENSES....................................................  .79%
TOTAL ANNUAL FUND OPERATING EXPENSES................................. 1.64%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS       10 YEARS
-----------------------------------------------------------------------------
              $172           $534          $919          $2,000

40

ENERGY SERVICES FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and of energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

PERFORMANCE

The bar chart and table on the following page show the performance of the Energy Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                   PROSPECTUS 41

ENERGY SERVICES FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

                                    [GRAPHIC]


* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -19.58%. DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 32.81% (QUARTER ENDED MARCH 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -4.80% (QUARTER ENDED DECEMBER 31, 2000).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)


                                  INVESTOR CLASS SHARES    S&P 500 INDEX-TM-(2)
----------------------------------------------------------------------------
PAST ONE YEAR                              41.37%                 -10.14%
SINCE INCEPTION (04/01/98)                 -0.33%                   6.58%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX-TM- IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Energy Services Fund.

SHAREHOLDER FEES*....................................................  NONE
ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES...................................................  .85%
   DISTRIBUTION (12b-1) FEES.........................................  NONE
   OTHER EXPENSES....................................................  .41%
TOTAL ANNUAL FUND OPERATING EXPENSES................................. 1.26%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Energy Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


             1 YEAR        3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------------------
              $132           $412          $712          $1,565

42

FINANCIAL SERVICES FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that will affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

PERFORMANCE

The bar chart and table on the following page show the performance of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS 43

FINANCIAL SERVICES FUND
FUND PERFORMANCE AND FEE INFORMATION
-------------------------------------------------------------------------------

                                  [GRAPHIC]


* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -6.23%. DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 22.80% (QUARTER ENDED SEPTEMBER 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -16.88% (QUARTER ENDED SEPTEMBER 30, 1999).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)



                                  INVESTOR CLASS SHARES    S&P 500 INDEX-TM-(2)
-----------------------------------------------------------------------------
PAST ONE YEAR                              21.78%                 -10.14%
SINCE INCEPTION (04/02/98)                  4.40%                   6.18%


(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.


(2) THE S&P 500 INDEX-TM- IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Financial Services Fund.

SHAREHOLDER FEES*....................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES ..................................................  .85%
   DISTRIBUTION (12b-1) FEES.........................................  NONE
   OTHER EXPENSES ...................................................  .39%
TOTAL ANNUAL FUND OPERATING EXPENSES ................................ 1.24%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


             1 YEAR        3 YEARS        5 YEARS       10 YEARS
----------------------------------------------------------------
              $130           $405          $701          $1,541

44

HEALTH CARE FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that will affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

PERFORMANCE

The bar chart and table on the following page show the performance of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS 45

HEALTH CARE FUND
FUND PERFORMANCE AND FEE INFORMATION
-------------------------------------------------------------------------------

                                  [GRAPHIC]


* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -13.11%. DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.88% (QUARTER ENDED JUNE 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -10.49% (QUARTER ENDED SEPTEMBER 30, 1999).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)


                                 INVESTOR CLASS SHARES    S&P 500 INDEX-TM-(2)
------------------------------------------------------------------------------
PAST ONE YEAR                              31.07%                 -10.14%
SINCE INCEPTION (04/17/98)                 10.56%                   6.18%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX-TM- IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Health Care Fund.

SHAREHOLDER FEES*.....................................................  NONE
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES..................................................  .85%
     DISTRIBUTION (12b-1) FEES........................................  NONE
     OTHER EXPENSES...................................................  .70%
TOTAL ANNUAL FUND OPERATING EXPENSES.................................. 1.55%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


             1 YEAR        3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------
              $163           $505          $871          $1,898

46

INTERNET FUND
FUND INFORMATION
-------------------------------------------------------------------------------

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that will affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK -- The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market and rapid obsolescence of products.

SMALLER COMPANY RISK -- Although securities of large and well-established companies in the Internet sector will be held in the Fund's portfolio, the Fund also will invest in medium, small and/or newly-public companies which may be subject to greater share price fluctuations and declining growth, particularly in the event of rapid changes in technology and/or increased competition. Securities of those smaller and/or less seasoned companies may therefore expose shareholders of the Fund to above-average risk.

                                                                 PROSPECTUS 47

INTERNET FUND
FUND PERFORMANCE AND FEE INFORMATION
-------------------------------------------------------------------------------

PERFORMANCE

The Internet Fund commenced operations on April 6, 2000. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Internet Fund.


SHAREHOLDER FEES*....................................................  NONE
ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    MANAGEMENT FEES..................................................  .85%
    DISTRIBUTION (12b -1) FEES.......................................  NONE
    OTHER EXPENSES...................................................  .76%
TOTAL ANNUAL FUND OPERATING EXPENSES................................. 1.61%


* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:


       1 YEAR           3 YEARS            5 YEARS           10 YEARS
----------------------------------------------------------------------------
        $169              $524               $903              $1,966

48


LEISURE FUND
FUND INFORMATION

FUND OBJECTIVE
The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that will affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

PERFORMANCE

The bar chart and table on the following page show the performance of the Leisure Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

LEISURE FUNDS

FUND PERFORMANCE AND FEE INFORMATION


                                      * THE YEAR-TO-DATE RETURN FOR THE PERIOD
                                        FROM JANUARY 1, 2001 THROUGH JUNE 30,
                                        2001 IS 10.73%. DURING THE PERIOD SHOWN
              [GRAPH]                   IN THE BAR CHART, THE HIGHEST RETURN
                                        FOR A QUARTER WAS 16.73% (QUARTER ENDED
                                        DECEMBER 31, 1999) AND THE LOWEST RETURN
                                        FOR A QUARTER WAS -12.77% (QUARTER ENDED
                                        DECEMBER 31, 2000).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)



                                  INVESTOR CLASS SHARES    S&P 500 INDEX(TM)(2)
-------------------------------------------------------------------------------
PAST ONE YEAR                             -22.31%                 -10.14%
SINCE INCEPTION (04/01/98)                 -3.63%                   6.58%



(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Leisure Fund.


SHAREHOLDER FEES*...........................................................
NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES..........................................................
 .85%
   DISTRIBUTION (12b-1) FEES................................................
NONE
   OTHER EXPENSES...........................................................
 .70%
TOTAL ANNUAL FUND OPERATING EXPENSES........................................
1.55%



* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Leisure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


             1 YEAR        3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------------------
              $163           $505          $871          $1,898

50

PRECIOUS METALS FUND
FUND INFORMATION

FUND OBJECTIVE
The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that will affect the value of its shares, including:

PRECIOUS METALS CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

PROSPECTUS FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could effect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

PERFORMANCE

The bar chart and table on the following page show the performance of the Precious Metals Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in

PRECIOUS METALS FUND

FUND PERFORMANCE AND FEE INFORMATION

the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals- related securities.


                                      * THE YEAR-TO-DATE RETURN FOR THE PERIOD
                                        FROM JANUARY 1, 2001 THROUGH JUNE 30,
                                        2001 IS 13.37%. DURING THE PERIOD SHOWN
             [GRAPH] IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 19.23% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS -32.91% (QUARTER ENDED DECEMBER 31, 1997).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)




                                 INVESTOR CLASS SHARES    S&P 500 INDEX(TM)(2)
------------------------------------------------------------------------------
PAST ONE YEAR                            -21.79%                 -10.14%
PAST FIVE YEARS                          -16.47%                  16.47%
SINCE INCEPTION (12/01/93)               -13.41%                  15.99%



(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.



FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Precious Metals Fund.


SHAREHOLDER FEES*....................................................  NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES...................................................  .75%
   DISTRIBUTION (12b-1) FEES.........................................  NONE
   OTHER EXPENSES....................................................  .43%
TOTAL ANNUAL FUND OPERATING EXPENSES................................. 1.18%



* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


             1 YEAR        3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
              $124           $386          $668          $1,471

52


REAL ESTATE FUND

FUND INFORMATION


OBJECTIVE


The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies").


PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.


RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Real Estate Fund is subject to a number of other risks that will affect the value of its shares, including:



REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values # and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Real Estate Fund is new and therefore does not have a performance history for a full calendar year.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Real Estate Fund. This table does not, however, include any separate account or contract expenses, fees or charges.


SHAREHOLDER FEES*...........................................................
NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES..........................................................
 .85%
   DISTRIBUTION (12b-1) FEES................................................
NONE
   OTHER EXPENSES**.........................................................
 .75%
TOTAL ANNUAL FUND OPERATING EXPENSES........................................
1.60%


* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Real Estate Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:


                    1 YEAR                       3 YEARS
-------------------------------------------------------------------------------
                     $168                          $521

54


RETAILING FUND
FUND INFORMATION

FUND OBJECTIVE
The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that will affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

PERFORMANCE

The bar chart and table on the following page show the performance of the Retailing Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

RETAILING FUND

FUND PERFORMANCE AND FEE INFORMATION


                                     * THE YEAR-TO-DATE RETURN FOR THE PERIOD
                                       FROM JANUARY 1, 2001 THROUGH JUNE 30,
                                       2001 IS -0.66%. DURING THE PERIOD SHOWN
            [GRAPH] IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.62% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -16.04% (QUARTER ENDED JUNE 30, 2000.



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)



                                  INVESTOR CLASS SHARES    S&P 500 INDEX(TM)(2)
-------------------------------------------------------------------------------
PAST ONE YEAR                             -24.06%                 -10.14%
SINCE INCEPTION (04/01/98)                  2.25%                   6.58%



(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Retailing Fund.


SHAREHOLDER FEES*...........................................................
NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES..........................................................
 .85%
   DISTRIBUTION (12b-1) FEES................................................
NONE
   OTHER EXPENSES...........................................................
 .66%
TOTAL ANNUAL FUND OPERATING EXPENSES........................................
1.51%



* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Retailing Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The #PROSPECTUS Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


             1 YEAR        3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
              $159           $492          $849          $1,853


56


TECHNOLOGY FUND
FUND INFORMATION

FUND OBJECTIVE
The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that will affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

PERFORMANCE

The bar chart and table on the following page show the performance of the Technology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

TECHNOLOGY FUND

FUND PERFORMANCE AND FEE INFORMATION


                                      * THE YEAR-TO-DATE RETURN FOR THE PERIOD
                                        FROM JANUARY 1, 2001 THROUGH JUNE 30,
                                        2001 IS -16.22%. DURING THE PERIOD SHOWN
             [GRAPH]                    IN THE BAR CHART, THE HIGHEST RETURN
                                        FOR A QUARTER WAS 39.65% (QUARTER ENDED
                                        DECEMBER 31, 1999) AND THE LOWEST RETURN
                                        FOR A QUARTER WAS -30.78% (QUARTER ENDED
                                        DECEMBER 31, 2000).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)



                                  INVESTOR CLASS SHARES    S&P 500 INDEX(TM)(2)
-------------------------------------------------------------------------------
Past One Year                             -38.75%                 -10.14%
Since Inception (04/14/98)                 21.61%                   6.40%



(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Technology Fund.


SHAREHOLDER FEES*...........................................................
NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES..........................................................
 .85%
   DISTRIBUTION (12b-1) FEES................................................
NONE
   OTHER EXPENSES...........................................................
 .45%
TOTAL ANNUAL FUND OPERATING EXPENSES........................................
1.30%



* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


             1 YEAR        3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------
              $137           $425          $734          $1,611

58


TELECOMMUNICATIONS FUND
FUND INFORMATION

FUND OBJECTIVE
The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that will affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

PERFORMANCE

The bar chart and table on the following page show the performance of the Telecommunications Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

TELECOMMUNICATIONS FUND

FUND PERFORMANCE AND FEE INFORMATION


                                      * THE YEAR-TO-DATE RETURN FOR THE PERIOD
                                        FROM JANUARY 1, 2001 THROUGH JUNE 30,
                                        2001 IS -40.49%. DURING THE PERIOD SHOWN
            [GRAPH]                     IN THE BAR CHART, THE HIGHEST RETURN
                                        FOR A QUARTER WAS 35.75% (QUARTER ENDED
                                        DECEMBER 31, 1999) AND THE LOWEST RETURN
                                        FOR A QUARTER WAS -21.51% (QUARTER ENDED
                                        DECEMBER 31, 2000).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)



                                  INVESTOR CLASS SHARES    S&P 500 INDEX(TM)(2)
-------------------------------------------------------------------------------
PAST ONE YEAR                             -39.41%                 -10.14%
SINCE INCEPTION (04/01/98)                  6.63%                   6.58%



(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Telecommunications Fund.


SHAREHOLDER FEES*...........................................................
NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES..........................................................
 .85%
   DISTRIBUTION (12b-1) FEES................................................
NONE
   OTHER EXPENSES...........................................................
 .52%
TOTAL ANNUAL FUND OPERATING EXPENSES........................................
1.37%



* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Telecommunications Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



             1 YEAR        3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------------------
              $144           $447          $772          $1,692

60


TRANSPORTATION FUND
FUND INFORMATION

FUND OBJECTIVE
The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that will affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

PERFORMANCE

The bar chart and table on the following page show the performance of the Transportation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

TRANSPORTATION FUND

FUND PERFORMANCE AND FEE INFORMATION


                                      * THE YEAR-TO-DATE RETURN FOR THE PERIOD
                                        FROM JANUARY 1, 2001 THROUGH JUNE 30,
                                        2001 IS 0.15%. DURING THE PERIOD SHOWN
            [GRAPH] IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 12.99% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -19.91% (QUARTER ENDED SEPTEMBER 30, 1999).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)



                                  INVESTOR CLASS SHARES    S&P 500 INDEX(TM)(2)
-------------------------------------------------------------------------------
PAST ONE YEAR                               0.46%                 -10.14%
SINCE INCEPTION (04/02/98)                -13.97%                   6.18%



(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Transportation Fund.


SHAREHOLDER FEES*...........................................................
NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES..........................................................
 .85%
   DISTRIBUTION (12b-1) FEES................................................
NONE
   OTHER EXPENSES...........................................................
 .70%
TOTAL ANNUAL FUND OPERATING EXPENSES........................................
1.55%



* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


             1 YEAR        3 YEARS        5 YEARS       10 YEARS
------------------------------------------------------------------------------
              $163           $505          $871          $1,898

62


UTILITIES FUND
FUND INFORMATION

FUND OBJECTIVE
The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORTFOLIO INVESTMENT STRATEGY
The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS
In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that will affect the value of its shares, including:


UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

UTILITIES FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE
The Utilities Fund commenced operations on April 3, 2000. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Utilities Fund.


SHAREHOLDER FEES*...........................................................
NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES..........................................................
 .85%
   DISTRIBUTION (12b-1) FEES................................................
NONE
   OTHER EXPENSES...........................................................
 .74%
TOTAL ANNUAL FUND OPERATING EXPENSES........................................
1.59%




* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the Utilities Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:




       1 YEAR            3 YEARS            5 YEARS           10 YEARS
-------------------------------------------------------------------------------
        $167              $518               $892              $1,943


64


U.S. GOVERNMENT MONEY MARKET FUND
FUND INFORMATION

FUND OBJECTIVE
The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENT STRATEGY
The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund operates under SEC rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS
The U.S. Government Money Market Fund is subject to the following risks that will potentially affect the value of its shares:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

U.S. GOVERNMENT MONEY MARKET FUND

FUND PERFORMANCE AND FEE INFORMATION


                                      * THE YEAR-TO-DATE RETURN FOR THE PERIOD
                                        FROM JANUARY 1, 2001 THROUGH JUNE 30,
                                        2001 IS 2.19%. DURING THE PERIOD SHOWN
             [GRAPH] IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.45% (QUARTER ENDED DECEMBER 31, 2000 AND THE LOWEST RETURN FOR A QUARTER WAS .50% (QUARTER ENDED MARCH 31, 1994).



AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)



                           INVESTOR CLASS SHARES     90-DAY TREASURY
COMPOSITE(2)
--------------------------------------------------------------------------------
-
PAST ONE YEAR                      5.42%                        5.82%
PAST FIVE YEARS                    4.69%                        5.09%
SINCE INCEPTION (12/03/93)         4.46%                        4.96%



(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE 90-DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE.


YIELD - Call (800) 820-0888 for the Fund's current yield.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the U.S.

Government Money Market Fund.


SHAREHOLDER FEES*...........................................................
NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES .........................................................
 .50%
   DISTRIBUTION (12b-1) FEES ...............................................
NONE
   OTHER EXPENSES ..........................................................
 .35%
TOTAL ANNUAL FUND OPERATING EXPENSES .......................................
 .85%



* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Investor Class Shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



             1 YEAR        3 YEARS        5 YEARS       10 YEARS
----------------------------------------------------------------------------
               $89           $279          $484          $1,077

66


MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

The Nova, Ursa, OTC, Arktos, U.S. Government Bond, and Juno Fund's objective is to provide investment results that MATCH the performance of a specific benchmark on a daily basis. The Medius, Mekros, Large-Cap Europe, and Large-Cap Japan Fund's objective is to provide investment results that CORRELATE to the performance of a specific benchmark over time. The current benchmark used by each Fund is set forth below:




FUND                         BENCHMARK
----------------------------------------------------------------------------
NOVA FUND                    150% OF THE PERFORMANCE OF THE S&P 500 INDEX-TM-

URSA FUND                    INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P
500 INDEX-TM-

OTC FUND                     100% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX-TM-

ARKTOS FUND                  INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ
100 INDEX-TM-

MEDIUS FUND                  S&P MIDCAP 400 INDEX-TM-

MEKROS FUND                  RUSSELL 2000(R) INDEX

U.S. GOVERNMENT BOND FUND    120% OF THE PRICE MOVEMENT OF THE LONG TREASURY
BOND

JUNO FUND                    INVERSE (OPPOSITE) OF THE PRICE MOVEMENT OF THE
LONG TREASURY BOND

LARGE-CAP EUROPE FUND        DOW JONES STOXX 50-TM- INDEX

LARGE-CAP JAPAN FUND         TOPIX 100 INDEX



A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500 INDEX-TM-. The S&P 500 Index-TM- is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation (S&P) on a statistical basis.



THE NASDAQ 100 INDEX-TM-. The NASDAQ 100 Index-TM- is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System ("NASDAQ").



THE S&P MIDCAP 400 INDEX-TM-. The S&P MidCap 400 Index-TM- is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation.



RUSSELL 2000(R) INDEX. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.


DOW JONES STOXX 50-TM- INDEX. The Dow Jones Stoxx 50-TM- Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors.



TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange.


ADVISOR'S INVESTMENT METHODOLOGY
Rydex Global Advisors, the investment advisor to the Rydex Series Funds, develops and implements structured investment strategies designed to achieve each Fund's objective.


The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.


The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.


BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. Six of the Benchmark Funds, the Nova, Medius, Mekros, U.S. Government Bond, Large-Cap Europe, and Large-Cap Japan Funds, are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa, Arktos, and Juno Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.


SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market.

68


Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

MASTER-FEEDER INVESTMENT STRUCTURE

As discussed in their respective "Fund Information" sections, the Nova, Ursa, Arktos, and Juno Funds now pursue their respective investment objectives indirectly by investing through what is sometimes referred to as a "master-feeder arrangement." This was accomplished by the Nova Fund contributing all of its assets and liabilities to the Nova Master Fund on July 31, 2001 and the Ursa, Artkos, and Juno Funds contributing all of their assets and liabilities to the Ursa Master, Artkos Master, and Juno Master Funds on April 3, 2000, respectively, for an interest in the respective "master fund." In addition, each of the other Funds reserves the right to pursue its investment objective through a master-feeder arrangement.


Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," a separate mutual fund that has an identical investment objective, e.g., the Ursa Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

The Advisor may choose to discontinue investing through the master-feeder arrangement and manage the Fund directly if the Trust determines that doing so is in the best interests of shareholders.

RISKS OF INVESTING IN THE FUNDS
As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT JUNO, U.S. GOVERNMENT BOND, AND U.S. GOVERNMENT MONEY MARKET FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.


INDUSTRY CONCENTRATION RISK (OTC, ARKTOS, AND SECTOR FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's and the Arktos Fund's benchmark -- the NASDAQ 100 Index-TM- -- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.


FIXED INCOME RISK (JUNO AND U.S. GOVERNMENT BOND FUNDS) - The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

In addition to these factors, the risk of tracking error for the Large-Cap Europe Fund and the Large-Cap Japan Fund is compounded by the time difference between the close of the foreign securities markets underlying the Funds' respective benchmarks and the time the Funds price their shares at the close of the NYSE.

70


TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange (CME), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN, AND SECTOR FUNDS) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN, AND SECTOR FUNDS) - The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

o The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

o A Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.


SWAP COUNTERPARTY CREDIT RISK (ARKTOS, MEDIUS, MEKROS, LARGE-CAP EUROPE,
AND LARGE-CAP JAPAN FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

GEOGRAPHIC CONCENTRATION IN JAPAN RISK (LARGE-CAP JAPAN FUND) - Political and economic conditions and changes in regulatory, tax or economic policy in Japan could significantly affect the market value of Japanese securities. Economic growth is dependent on international trade, reform of the financial services sector and other troubled sectors, and consistent government policy. The risk of concentrating the Large-Cap Japan Fund's investments in a single country -
Japan - is that the country's economy will perform poorly as a whole, and the Fund will be negatively impacted by that poor performance.

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

  FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

  OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

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72


   The risks associated with the Funds' use of futures and options contracts include:

   o A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

   o There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

   o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

   o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET
FUND) - The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.


EARLY CLOSING RISK (OTC, ARKTOS, MEDIUS, MEKROS, AND SECTOR FUNDS) - The normal close of trading of securities listed on the NASDAQ and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.


SHORT SALES RISK (URSA, ARKTOS, AND JUNO FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

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                                                                              73


SMALLER ISSUER RISK (MEDIUS, MEKROS, BIOTECHNOLOGY, ELECTRONICS, AND INTERNET FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.


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74


INVESTING WITH RYDEX:
SHAREHOLDER INFORMATION

OPENING A NEW ACCOUNT
In order to open a new account, you will need to complete and sign an account application. To obtain an application, either call Rydex at (800) 820-0888 or
(301) 296-5103 or simply download an application directly from the Rydex Web site -- www.rydexfunds.com. Be sure to complete the application that corresponds to the type of account you are opening.

MINIMUM INVESTMENT AMOUNT
The minimum initial investment to open an account directly at Rydex is:

o $25,000 for all independently managed shareholder accounts including IRA, Roth IRA and other retirement accounts

o  $15,000 for all accounts managed by a registered investment advisor

The minimum requirement is an account minimum and may be split among the Rydex Funds in any manner you choose. Rydex, at its discretion, may accept lesser amounts in certain circumstances.

CHOOSING THE CORRECT ACCOUNT APPLICATION
There are five different account applications available depending on the type of account you would like to open. Please refer to the table below to determine which account application you should complete.


REGULAR ACCOUNTS                            RETIREMENT ACCOUNTS
-----------------------------------------------------------------------------
ACCOUNT APPLICATION                         IRA ACCOUNT APPLICATION

  INDIVIDUAL                                 REGULAR IRA

  JOINT                                      ROLLOVER IRA

  GIFT OR TRANSFER TO MINOR (UGMA/UTMA)      SEP IRA

  TRUST                                     ROTH IRA APPLICATION

  TRUSTEE/CUSTODIAL                          ROTH IRA

  CORPORATION                                ROTH CONVERSION IRA

  PARTNERSHIP                               403(B) APPLICATION

  SELF-DIRECTED RETIREMENT PLANS             403(B)

                                            QUALIFIED RETIREMENT
                                            PLAN APPLICATION

                                             MONEY PURCHASE PLAN

                                             PROFIT SHARING PLAN


TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR ACCOUNT APPLICATION

o Be sure to provide the social security number or tax ID number for the account to avoid a delay in processing.


o Attach the title page and signature page of Trust documents when establishing a Trust account.



o When establishing an account for a Corporation, Partnership or Self-Directed Retirement Plan, please indicate the correct account type to ensure proper tax reporting.


o  BE SURE TO SIGN THE APPLICATION.

SPECIAL INSTRUCTIONS FOR OPENING IRA ACCOUNTS
Due to our account minimums, you will not be able to establish a new IRA account directly with Rydex. To move your existing IRA account to Rydex, you must transfer an existing IRA (or multiple IRAs, if necessary) to meet our minimum requirements. You may do so by requesting a direct rollover, trustee-to-trustee transfer or a 60-day rollover. AN IRA ACCOUNT APPLICATION MUST ACCOMPANY YOUR INITIAL CHECK OR THE INITIAL ROLLOVER/TRANSFER PAPERWORK DISCUSSED BELOW.

DIRECT ROLLOVER: Converting a Qualified Retirement or Pension Plan to an IRA account

o  Complete the IRA DIRECT ROLLOVER REQUEST FORM.

TRUSTEE-TO-TRUSTEE TRANSFER: Transferring an IRA account directly from your current custodian to Rydex

o  Complete the IRA TRANSFER REQUEST FORM.

60-DAY ROLLOVER: Transferring an IRA account from one custodian to another without completing the receiving firm's transfer paperwork

o Request a redemption check from your current IRA custodian and send a check for the entire amount to Rydex within 60 days to avoid tax consequences.

TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR IRA ACCOUNT APPLICATION IRA ACCOUNT APPLICATION

o  Circle the type of IRA account you are opening.


   REGULAR IRA: A traditional IRA account-transferring assets from an existing
   IRA
   ROLLOVER IRA: An IRA established to receive rollover funds from a 403(b), 401(k), or other qualified plan distribution
   SEP IRA: A Simplified Employee Pension Plan for self-employed individuals


o If you are transferring assets directly from another custodian, indicate the estimated dollar amount (to the nearest thousand) of the IRA account you are transferring.

o When selecting a Rydex Fund(s) for your initial deposit, specify the dollar amount or percentage next to the Rydex Fund(s) that you would like to invest in.

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76


o  BE SURE TO SIGN THE APPLICATION.

IRA DIRECT ROLLOVER AND IRA TRANSFER REQUEST FORMS

o  Include all account numbers that are to be transferred to Rydex.

o  Provide a telephone number for your current custodian.

o  Indicate whether you would like a complete or partial transfer.

o If you are transferring shares of a Rydex Fund in-kind from your current custodian, please indicate the Rydex Fund name or symbol that you are transferring.

o Call your current custodian to determine if they require a signature guarantee.


SIGNATURE GUARANTEES HELP TO PROTECT YOUR ACCOUNT AGAINST FRAUD. YOU CAN OBTAIN A SIGNATURE GUARANTEE AT MOST BANKS AND BROKERAGE HOUSES.


A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

BUYING FUND SHARES


Shares of the Rydex Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). You may buy shares by any of the methods described below:


BY MAIL
INITIAL PURCHASE

Complete the account application that corresponds to the type of account you are opening.

o  Make sure to indicate your initial investment selection.

o  Make sure your investment meets the Minimum Investment Requirement.

Make your check payable to RYDEX SERIES FUNDS.

o  Indicate the name of the fund you would like to purchase on your check.
   IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

SUBSEQUENT PURCHASES

Complete a Rydex "deposit ticket" or send a letter of instruction that includes your name, shareholder account number and the Fund designation for your investment.


o  There are no minimum requirements for subsequent purchases.

Make your check payable to RYDEX SERIES FUNDS.

o  Indicate the name of the fund you would like to purchase on your check.
   IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

Mail your application (for initial purchases) or your deposit ticket or other instructions (for subsequent purchases) along with your check to:


                                   Rydex Funds
                                 Attn: Ops. Dept
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850

BY WIRE
Obtain an account number by completing the account application that corresponds to the type of account you are opening and faxing or mailing it to Rydex. Rydex's fax number is (301) 296-5103. Then wire funds using the instructions below.

o  Make sure your investment meets the Minimum Investment Requirement.

o  There are no minimum requirements for subsequent purchases.

To obtain "same-day credit" (to get that Business Day's share price) for your purchase, you MUST call Rydex at (800) 820-0888 and provide the following information PRIOR to the purchase cut-off time of the Fund you are purchasing:

o  Account Number

o  Fund Name

o  Amount of Wire

o  Fed Wire Reference Number (initial purchase only)

You will receive a confirmation number to verify that your purchase order has been accepted.

IF YOU DO NOT CALL RYDEX TO NOTIFY US OF THE INCOMING WIRE, YOUR PURCHASE ORDER CANNOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.

WIRE INSTRUCTIONS
Firstar Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Series Funds
Account Number: 48038-9030
[Your Name]
[Your shareholder account number & Fund choice]

o IF YOU DO NOT CHOOSE A SPECIFIC RYDEX FUND IN YOUR WIRE INSTRUCTIONS, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

o IF YOUR PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE FUND INCURS.

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78


GENERAL INFORMATION ABOUT BUYING SHARES


Initial applications and investments, as well as subsequent investments, in the Funds must be received by the Funds' transfer agent, on any Business Day, before the cut-off times (shown below) to be processed at that Business Day's NAV. The cut-off times allow the Funds' transfer agent to ensure that your order request contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.




FUND                                   CUT-OFF TIME (ET)
---------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET           1:00 P.M. and 4:00 P.M.

ALL SECTOR FUNDS                       3:30 P.M.*

NOVA                                   3:45 P.M.

URSA                                   3:45 P.M.

OTC                                    3:45 P.M.

ARKTOS                                 3:45 P.M.

MEDIUS                                 3:45 P.M.

MEKROS                                 3:45 P.M.

LARGE-CAP EUROPE                       3:45 P.M.

LARGE-CAP JAPAN                        3:45 P.M.

JUNO                                   3:45 P.M.

U.S. GOVERNMENT BOND                   3:45 P.M.




*FOR INTERNET TRANSACTIONS IN THE SECTOR FUNDS, THE CUT-OFF TIME IS 3:45 P.M. SEE ADDITIONAL INFORMATION ABOUT EXCHANGES.



You may also make investments in Investor Class Shares of the Funds through intermediaries or securities dealers who have the responsibility to transmit orders promptly. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions and may have earlier cut-off times for purchases. For more information about how to purchase shares through an intermediary, you should contact that intermediary directly.

SELLING FUND SHARES
Shares of the Rydex Funds are redeemed continuously. Investors may sell their shares back to the Funds on any Business Day by any of the methods described below:

HOW TO REDEEM BY LETTER
Send a letter of instruction that includes:

o  Your name

o  Your account number

o  The Fund name

o  The dollar amount or number of shares you would like to sell

o  Method of payment (Check or Wire)

o  Signature of account owner(s)

INDICATE WHETHER OR NOT YOU WOULD LIKE TAXES WITHHELD FROM YOUR DISTRIBUTION (RETIREMENT ACCOUNTS ONLY).

You may send a redemption request by:

o  Mail                                o  Fax
   Rydex Funds                            (301) 296-5103
   Attn: Ops. Dept
   9601 Blackwell Road, Suite 500
   Rockville, MD 20850

HOW TO REDEEM BY PHONE

o Call Rydex at (800) 820-0888 or (301) 296-5100 prior to the above specified cut-off times. Rydex is open on each Business Day from 8:30 a.m. to 5:30 p.m., Eastern Time.

o  Give the representative the following information:

   - Your name

   - Your account number

   - The Fund name

   - The dollar amount or number of shares you would like to sell

   - Method of payment (check or wire)

THE REPRESENTATIVE WILL PROVIDE YOU A CONFIRMATION NUMBER FOR YOUR REDEMPTION. PLEASE RETAIN IT FOR YOUR RECORDS.

80


THINGS TO KNOW

o You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption request.


o Distributions from tax-qualified retirement plans may have adverse tax consequences. You should consult your tax advisor before redeeming shares and making distributions from your tax-qualified account. All redemptions from IRA, Roth IRA and 403(b) Accounts must be in writing.


o A redemption may not reduce your total account balance below the minimum account requirement.

o All redemptions will be mailed to the address of record or wired to the account of record.

o If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, the redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

o You may request overnight mail service for an additional fee. If your address of record is a P.O. Box, overnight mail service is not allowed.

o  If you send a redemption request by fax, you should call Rydex at
   (800) 820-0888 to verify that your fax was received.

o REDEMPTION REQUESTS MAY ONLY BE MADE BY THE REGISTERED OWNER OR BY AN INDIVIDUAL WHO HAS BEEN GIVEN WRITTEN AUTHORIZATION (BY THE OWNER) TO TRADE THE ACCOUNT.

o Your redemption proceeds normally will be sent within five Business Days of the transfer agent receiving your request.

FOR INVESTMENTS MADE BY CHECK (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

ADDITIONAL INFORMATION
ABOUT SELLING SHARES

REDEEMING SHARES THROUGH AN INTERMEDIARY

If you hold shares through an intermediary, you must follow your intermediary's rules for redemptions. Each intermediary has its own rules about share transactions and may have earlier cut-off times than those listed in this Prospectus. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. For more information about how to redeem shares through an intermediary, you should contact that intermediary directly.



REDEEMING SHARES BY CHECKWRITING
If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing checks for $100 or more on your existing account. The checks may be made payable to any person or entity and your account will continue to earn dividends until the check clears. If your U.S. Government Money Market Fund's balance is insufficient to cover the amount of your check, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the check.



You can obtain a checkwriting application by calling 800-820-0888 or downloading one from www.rydexfunds.com. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a check to close your account. There is no fee for the checkwriting privilege, but if payment on a check is stopped upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your check for payment. The Funds may suspend the checkwriting privilege at any time.


SUSPENSION OF REDEMPTIONS
With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC.

EXCHANGING FUND SHARES
An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of shares of any Rydex Fund for shares of any other Rydex Fund, on the basis of the respective net asset values of the shares involved. To exchange your shares, you need to provide the following information to the transfer agent by telephone, fax or mail:

o  Account name.

o  Account number (or your taxpayer identification number).

o  Names of the Rydex Funds involved in the exchange transaction.

o Exchange amount in dollars, shares, or the percentage moving from one Fund to another.

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82


ADDITIONAL INFORMATION ABOUT EXCHANGES

o Rydex offers unlimited trading. You may make exchanges every Business Day if you wish.

o The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.


o Exchange requests are processed at the NAV next determined after their receipt by the Funds. Exchange requests received by the transfer agent before the cut-off times specified below will be processed and communicated to the Funds in time for that Business Day's determination of NAV.


o  The exchange privilege may be modified or discontinued at any time.

o You may also exchange shares of the U.S. Government Money Market Fund for any of the Rydex Dynamic Funds, which are separate mutual funds offered through a separate prospectus. If you are contemplating an exchange for shares of the Rydex Dynamic Funds or any other Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Fund before making the exchange.

o You may obtain a prospectus for any Rydex Fund not described in this Prospectus from the Rydex Web site -- www.rydexfunds.com -- or by calling
   (800) 820-0888 or (301) 296-5100.

o The Funds may allow shareholders to exchange shares electronically using the Rydex Web site. You should follow the procedures described on the Rydex Web site for all electronic exchanges. By using this option, you can transmit your exchange requests directly to the Funds' transfer agent. You should review the instructions on the Rydex Web site for more information regarding procedures for and availability of electronic exchanges.

RYDEX ACCOUNT POLICIES
FOR ALL SHAREHOLDERS

NAV DETERMINATION
The price at which you buy (and sell) shares is the net asset value. NAV is calculated by:

o  Taking the current market value of a Fund's total assets

o  Subtracting the liabilities

o  Dividing that amount by the total number of shares owned by shareholders.


For most Rydex Funds, NAV is calculated each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time). The NAV of the U.S. Government Money Market Fund is determined twice each Business Day, first at 1:00 p.m., Eastern Time and again at 4:00 p.m., Eastern Time. To receive the current Business Day's dividend, the transfer agent must receive your purchase order for shares of the U.S. Government Money Market Fund before 1:00 p.m., Eastern Time.

The Large-Cap Europe and Large-Cap Japan Funds value their assets using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the prospectus time the Large-Cap Europe and Large-Cap Japan Funds price their shares at the close of the NYSE. As such, the value assigned to the Large-Cap Europe and Large-Cap Japan Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges. When calculating the NAV of the Large-Cap Europe and Large-Cap Japan Funds, this procedure is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the securities might actually trade if their relevant foreign exchanges were open.


If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier.

EARLY FUND CUT-OFF TIMES
On any day that the NAV is calculated earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which purchase and redemption orders must be received.

ADDITIONAL RIGHTS RESERVED BY THE TRUST
In addition to any rights that the Trust has reserved elsewhere in this Prospectus, Rydex reserves the right to do any of the following at any time, with or without prior notice to you:

o  Modify minimum account requirements.

o  Reject or refuse, in whole or in part, any purchase order for Fund shares.

o  Modify or discontinue the exchange privilege.

o  Add or change fees charged for special services.

LOW BALANCE ACCOUNTS
Due to the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance across all Funds drops below the required minimum, the Trust reserves the right to redeem your remaining shares without any additional notification to you.

CHANGES TO YOUR ACCOUNT
For information on what is required to make changes and/or additions to your account, please visit the Rydex Web site at www.rydexfunds.com or call (800) 820-0888 or (301) 296-5100. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered

84


in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk-free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of Web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss. If you are unable to reach the Trust by Internet or telephone by calling (800) 820-0888 or (301) 296-5100, you may want to try to reach the Trust by other means.


STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmation of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing. The transfer agent may allow you to choose to receive your confirmations and/or statements either by mail or electronically.


ELECTRONIC COMMUNICATIONS

You may consent to receive all communications (such prospectus as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the Rydex Web site or other electronic means. If you consent to receive electronic communications from Rydex, you may print a copy for your records. Shareholders who consent to receive communications electronically must:


o  Have and maintain access to the Rydex Web site.

o  Provide Rydex with a valid and current e-mail address.

o Notify Rydex immediately if they no longer have access, change their e-mail address or wish to revoke consent.

You may revoke your consent to receive electronic confirmations and other communications from the Funds through the Rydex Web site or other electronic means at any time by informing the transfer agent in writing. For more information follow the instructions on the Rydex Web site.

SERVICE AND OTHER FEES
Rydex may charge the following administrative fees for services associated with the following:

o  $15 for wire transfers of redemption proceeds under $5,000.

o  $50 on purchase checks returned for insufficient or uncollectible funds.

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date.

o $15 for standard overnight packages (fee may be higher for special delivery options).

o  $25 for bounced draft checks or ACH transactions.

RETIREMENT ACCOUNT FEES
Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DISTRIBUTION PLAN

The Medius, Mekros, Large-Cap Europe, and Large-Cap Japan Funds have adopted a Distribution Plan (the "Plan") that allows these Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees. Because these Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.


DIVIDENDS AND DISTRIBUTIONS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market and U.S. Government Bond Funds, which declare dividends daily and pay them monthly and the Real Estate Fund, which declares and pays dividends quarterly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.


DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

86


TAX INFORMATION
The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND
Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.



o The income dividends you receive from the Funds will be taxed as ordinary income.



o Any capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares.



o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.



o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.


o Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.


TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions, if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.



TAX CONSIDERATIONS RELATED TO THE REAL ESTATE FUND



It is possible that a significant portion of the dividends paid by REITs may represent a "return of capital." Consequently, a portion of the Real Estate Fund's distributions may also represent a return of capital. Returns of capital distributions are not taxable to you, but you must deduct them from the cost of basis of your investment in the Fund. Returns of capital are listed as "nontaxable distributions" on Form 1099-DIV.



It is possible that one or more of the Fund's REIT investments may not indicate what portion of their dividends represent return of capital in time for the Fund to meet its January 31 deadline for sending 1099-DIV forms to investors. In this event, to ensure that you receive accurate and complete tax information, we will send your 1099-DIV for the Fund in February (subject to IRS approval).

88


MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR
Rydex Global Advisors, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.


The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2001, based on the average daily net assets for each Fund, as set forth below:




FUND                                                           ADVISORY FEE
-----------------------------------------------------------------------------
NOVA                                                                 .75%

URSA**                                                               .90%

OTC                                                                  .75%

ARKTOS**                                                             .90%

MEDIUS*                                                              .90%

MEKROS                                                               .90%

U.S. GOVERNMENT BOND                                                 .50%

JUNO**                                                               .90%

SECTOR FUNDS (EXCEPT PRECIOUS METALS)*                               .85%

PRECIOUS METALS                                                      .75%

U.S. GOVERNMENT MONEY MARKET                                         .50%

LARGE-CAP EUROPE                                                     .90%

LARGE-CAP JAPAN                                                      .90%



The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.


* THE MEDIUS AND REAL ESTATE FUNDS HAD NOT COMMENCED OPERATIONS AS OF MARCH 31, 2001. FIGURE REPRESENTS CONTRACTUAL FEE AMOUNT FOR CURRENT FISCAL YEAR.



** THE ADVISORY FEES PAID REPRESENT THE FEES PAID AT THE MASTER FUND LEVEL.

PORTFOLIO MANAGERS



MICHAEL P. BYRUM, CFA, Chief Investment Officer, has been associated with Rydex since the Advisor was founded in 1993, and since that time played a key role in the development of the firm's investment strategy and product offerings. As Senior Portfolio Manager, he was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment advisor to Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.



CHARLES J. TENNES, Director of Portfolio, joined Rydex in 1999 as Senior Portfolio Manager for the Rydex International Funds, and was part of the team that developed the Mekros Fund and the four Rydex Dynamic Funds. He was named Senior Vice President in 2000 and Director of Portfolio in 2001. From 1991 to 1997, Mr. Tennes was Chief Operating Officer for GIT Investment Funds, where he managed an emerging markets equity fund that invested in more than 30 countries. From 1997 to 1999 he worked as a consultant on privatization in Eastern Europe. He holds a master's degree in international commerce from George Mason University.



An investment team supervised by Mr. Byrum and Mr. Tennes manages each of the Rydex Funds.

90


NOVA FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Nova Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.




                                                    YEAR        YEAR        YEAR
       YEAR      PERIOD       YEAR
                                                   ENDED       ENDED       ENDED
      ENDED       ENDED      ENDED
                                               MARCH 31,   MARCH 31,   MARCH 31,
  MARCH 31,   MARCH 31,   JUNE 30,
                                                    2001        2000        1999
       1998        1997       1996
--------------------------------------------------------------------------------
-----------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $41.93      $34.87      $29.82
     $17.89      $15.68     $11.81
                                               ---------   ---------   ---------
  ---------   ---------   --------
  Net Investment Income+                             .33         .47         .45
        .59         .35        .56
  Net Realized and Unrealized
   Gains (Losses) on Securities                  (15.41)        6.60        5.01
      11.39        2.19       3.31
                                               ---------   ---------   ---------
  ---------   ---------   --------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                     (15.08)        7.07        5.46
      11.98        2.54       3.87
  Distributions to Shareholders from:
   Net Investment Income                              --       (.01)       (.41)
         --          --         --
   Net Realized Capital Gains                         --          --          --
      (.05)       (.33)         --
                                               ---------   ---------   ---------
  ---------   ---------   --------
  Net Increase (Decrease) in Net Asset Value     (15.08)        7.06        5.05
      11.93        2.21       3.87
                                               ---------   ---------   ---------
  ---------   ---------   --------
NET ASSET VALUE--END OF PERIOD                    $26.85      $41.93      $34.87
     $29.82      $17.89     $15.68
                                               ---------   ---------   ---------
  ---------   ---------   --------
                                               ---------   ---------   ---------
  ---------   ---------   --------
TOTAL INVESTMENT RETURN                         (35.96)%      20.29%      18.54%
     67.02%     20.92%*     32.77%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                   1.34%       1.18%       1.19%
      1.13%      1.19%*         --
  Net Expenses                                     1.33%       1.18%       1.19%
      1.11%      1.16%*      1.31%
  Net Investment Income                            0.89%       1.26%       1.47%
      2.42%      2.69%*      3.14%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                         117%        311%        445%
         --          --         --
  Net Assets, End of Year
   (000's omitted)                              $251,333    $748,147    $655,275
   $986,247    $181,930   $224,541
--------------------------------------------------------------------------------
-----------------------------------



+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

* ANNUALIZED

** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR THE YEARS ENDED
MARCH 31, 1998 AND PRIOR, THE NOVA FUND TYPICALLY HELD MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

URSA FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Ursa Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.




                                                    YEAR        YEAR        YEAR
       YEAR      PERIOD       YEAR
                                                   ENDED       ENDED       ENDED
      ENDED       ENDED      ENDED
                                               MARCH 31,   MARCH 31,   MARCH 31,
  MARCH 31,   MARCH 31,   JUNE 30,
                                                    2001        2000        1999
     1998++      1997++     1996++
--------------------------------------------------------------------------------
-----------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                              $7.68       $8.66       $9.92
     $14.04      $15.10     $17.58
                                               ---------   ---------   ---------
  ---------   ---------   --------
  Net Investment Income+                             .40         .32         .25
        .38         .34        .60
  Net Realized and Unrealized (Gains)
   Losses on Securities                             2.41      (1.24)      (1.48)
     (4.46)      (1.36)     (3.08)
                                               ---------   ---------   ---------
  ---------   ---------   --------
  Net (Increase) Decrease in Net Asset Value
   Resulting from Operations                        2.81       (.92)      (1.23)
     (4.08)      (1.02)     (2.48)
  Distributions to Shareholders from
   Net Investment Income                           (.06)       (.06)       (.03)
      (.04)       (.04)         --
                                               ---------   ---------   ---------
  ---------   ---------   --------
  Net (Increase) Decrease in Net Asset Value        2.75       (.98)      (1.26)
     (4.12)      (1.06)     (2.48)
                                               ---------   ---------   ---------
  ---------   ---------   --------
NET ASSET VALUE--END OF PERIOD                    $10.43       $7.68       $8.66
      $9.92      $14.04     $15.10
                                               ---------   ---------   ---------
  ---------   ---------   --------
                                               ---------   ---------   ---------
  ---------   ---------   --------
TOTAL INVESTMENT RETURN                           36.68%    (10.64)%    (12.47)%
   (29.06)%    (8.98)%*   (14.11)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                   0.42%       1.32%       1.39%
      1.36%      1.36%*         --
  Net Expenses                                     0.42%       1.31%       1.38%
      1.34%      1.34%*      1.39%
  Net Investment Income                            4.69%       3.81%       3.29%
      3.18%      3.21%*      3.38%
SUPPLEMENTARY DATA:
  Net Assets, End of Year
   (000's omitted)                              $222,939    $288,218    $482,340
   $254,225    $582,288   $192,553
--------------------------------------------------------------------------------
-----------------------------------



+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED JUNE 30, 1995 THROUGH MARCH 31, 1998 HAVE BEEN RESTATED TO REFLECT A 1:2 REVERSE STOCK SPLIT EFFECTIVE AUGUST 14, 1998.

* ANNUALIZED

*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF
ACTIVITY.

92

OTC FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single OTC Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.




                                                    YEAR        YEAR        YEAR
       YEAR      PERIOD       YEAR
                                                   ENDED       ENDED       ENDED
      ENDED       ENDED      ENDED
                                               MARCH 31,   MARCH 31,   MARCH 31,
  MARCH 31,   MARCH 31,   JUNE 30,
                                                    2001      2000++      1999++
     1998++      1997++     1996++
--------------------------------------------------------------------------------
-----------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                             $32.40      $15.90       $9.23
      $5.98       $5.05      $4.07
                                               ---------   ---------   ---------
  ---------   ---------   --------
  Net Investment Income (Loss)+                    (.24)       (.22)       (.12)
      (.05)          --        .02
  Net Realized and Unrealized
   Gains (Losses) on Securities                  (20.80)       16.88        6.88
       3.33         .95       1.08
                                               ---------   ---------   ---------
  ---------   ---------   --------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                     (21.04)       16.66        6.76
       3.28         .95       1.10
  Distributions to Shareholders from:
   Net Investment Income                              --          --          --
         --       (.02)         --
   Net Realized Capital Gains                      (.17)       (.16)       (.09)
      (.03)          --      (.12)
                                               ---------   ---------   ---------
  ---------   ---------   --------
  Net Increase (Decrease) in Net Asset Value     (21.21)       16.50        6.67
       3.25         .93        .98
                                               ---------   ---------   ---------
  ---------   ---------   --------
NET ASSET VALUE--END OF PERIOD                    $11.19      $32.40      $15.90
      $9.23       $5.98      $5.05
                                               ---------   ---------   ---------
  ---------   ---------   --------
                                               ---------   ---------   ---------
  ---------   ---------   --------
TOTAL INVESTMENT RETURN                         (65.19)%     105.32%      73.73%
     55.05%     24.77%*     26.44%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                   1.16%       1.15%       1.15%
      1.13%      1.27%*         --
  Net Expenses                                     1.16%       1.15%       1.15%
      1.13%      1.27%*      1.33%
  Net Investment Income (Loss)                   (1.01)%     (1.01)%     (0.97)%
    (0.58)%      0.08%*      0.44%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                         228%        385%        773%
       972%      1,140%     2,579%
  Net Assets, End of Year
   (000's omitted)                            $1,043,848  $3,762,540  $1,277,571
   $449,794     $52,278    $48,716
--------------------------------------------------------------------------------
-----------------------------------



+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.


++ PER SHARE AMOUNTS FOR THE PERIODS ENDED JUNE 30, 1995 THROUGH MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 3:1 STOCK SPLIT EFFECTIVE APRIL 14, 2000.


* ANNUALIZED

** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

ARKTOS FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Arktos Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.




                                                     YEAR        YEAR
PERIOD
                                                    ENDED       ENDED
ENDED
                                                MARCH 31,   MARCH 31,   MARCH
31,
                                                     2001      2000++
1999++*
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD               $17.45      $40.20     $75.00
                                                ---------   ---------
---------
  Net Investment Income+                             1.08         .75        .65
  Net Realized and Unrealized
   Gains (Losses) on Securities                     17.23     (23.40)    (35.40)
                                                ---------   ---------
---------
  Net (Increase) Decrease in Net Asset Value
   Resulting from Operations                        18.31     (22.65)    (34.75)
  Distributions to Shareholders from Net
    Investment Income                                  --       (.10)      (.05)
                                                ---------   ---------
---------
  Net (Increase) Decrease in Net Asset Value        18.31     (22.75)    (34.80)
                                                ---------   ---------
---------
NET ASSET VALUE--END OF PERIOD                     $35.76      $17.45     $40.20
                                                ---------   ---------
---------
                                                ---------   ---------
---------
TOTAL INVESTMENT RETURN                           104.93%    (56.39)%   (46.35)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                    0.38%       1.46%    1.38%**
  Net Expenses                                      0.38%       1.46%    1.37%**
  Net Investment Income                             6.27%       2.67%    2.20%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                           --      1,157%     1,332%
  Net Assets, End of Year (000's omitted)         $79,028    $103,160   $118,622
--------------------------------------------------------------------------------



+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.


++ PER SHARE AMOUNTS FOR THE PERIODS END JUNE 30, 1996 THROUGH MARCH 31, 2000 HAVE BEEN RESTARTED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE APRIL 14, 2000.


* COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998

** ANNUALIZED


*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR PERIODS AFTER MARCH 31, 2000, PORTFOLIO TURNOVER IS CALCULATED FOR THE ARKTOS MASTER PORTFOLIO.

94


--------------------------------------------------------------------------------

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

                                                                              95


U.S. GOVERNMENT BOND FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single U.S. Government Bond Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.




                                                    YEAR            YEAR
 YEAR           YEAR        PERIOD        YEAR
                                                   ENDED           ENDED
ENDED          ENDED         ENDED       ENDED
                                               MARCH 31,        MARCH 31,
MARCH 31,      MARCH 31,     MARCH 31,    JUNE 30,
                                                    2001            2000
 1999           1998          1997        1996
--------------------------------------------------------------------------------
-----------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                              $9.34          $10.05
$10.04          $8.52         $8.97       $9.55
                                               ---------        --------
---------      ---------     ---------    --------
  Net Investment Income+                             .42             .46
  .42            .45           .34         .46
  Net Realized and Unrealized
   Gains (Losses) on Securities                      .48           (.71)
  .02           1.50         (.45)       (.45)
                                               ---------        --------
---------      ---------     ---------    --------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                   .90           (.25)
  .44           1.95         (.11)         .01
  Distribution to Shareholders from:
   Net Investment Income                           (.42)           (.46)
(.42)          (.43)         (.34)       (.46)
Net Realized Capital Gains                            --              --
(.01)             --            --       (.13)
                                               ---------        --------
---------      ---------     ---------    --------
  Net Increase (Decrease) in
   Net Asset Value                                   .48           (.71)
  .01           1.52         (.45)       (.58)
                                               ---------        --------
---------      ---------     ---------    --------
NET ASSET VALUE--END OF PERIOD                     $9.82           $9.34
$10.05         $10.04         $8.52       $8.97
                                               ---------        --------
---------      ---------     ---------    --------
                                               ---------        --------
---------      ---------     ---------    --------
TOTAL INVESTMENT RETURN                            9.81%         (2.26)%
4.24%         24.72%      (0.46)%*     (1.48)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                   0.97%           0.93%
0.97%          1.13%        1.51%*          --
  Net Expenses                                     0.96%           0.92%
0.96%          1.11%        1.49%*       1.26%
  Net Investment Income                            4.38%           5.01%
3.88%          4.65%        5.06%*       4.73%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                       1,107%            890%
1,339%         1,496%          962%        780%
Net Assets, End of Year
   (000's omitted)                               $80,686         $28,105
$27,623        $20,508        $3,302     $18,331
--------------------------------------------------------------------------------
-----------------------------------------------



+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

* ANNUALIZED

** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

96


JUNO FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Juno Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.




                                                    YEAR            YEAR
 YEAR           YEAR        PERIOD        YEAR
                                                   ENDED           ENDED
ENDED          ENDED         ENDED       ENDED
                                               MARCH 31,        MARCH 31,
MARCH 31,      MARCH 31,     MARCH 31,    JUNE 30,
                                                    2001            2000
 1999           1998          1997        1996
--------------------------------------------------------------------------------
-----------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                              $9.00           $8.70
$8.65          $9.69         $9.47       $9.08
                                               ---------        --------
---------      ---------     ---------    --------
  Net Investment Income+                             .41             .31
  .27            .16           .25         .34
  Net Realized and Unrealized
   Gains (Losses) on Securities                    (.88)             .04
(.20)         (1.12)            --         .05
                                               ---------        --------
---------      ---------     ---------    --------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                 (.47)             .35
  .07          (.96)           .25         .39
  Distributions to Shareholders from
   Net Investment Income                              --           (.05)
(.02)          (.08)         (.03)          --
                                               ---------        --------
---------      ---------     ---------    --------
  Net Increase (Decrease) in
   Net Asset Value                                 (.47)             .30
  .05         (1.04)           .22         .39
                                               ---------        --------
---------      ---------     ---------    --------
NET ASSET VALUE--END OF PERIOD                     $8.53           $9.00
$8.70          $8.65         $9.69       $9.47
                                               ---------        --------
---------      ---------     ---------    --------
                                               ---------        --------
---------      ---------     ---------    --------
TOTAL INVESTMENT RETURN                          (5.22)%           3.97%
0.78%        (9.92)%       3.75%**       4.30%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                   0.39%           1.47%
1.57%          1.61%        1.60%*          --
  Net Expenses                                     0.39%           1.47%
1.56%          1.59%        1.58%*       1.64%
  Net Investment Income                            4.61%           3.39%
3.25%          3.55%        3.51%*       3.63%
SUPPLEMENTARY DATA:
  Net Assets, End of Year
   (000's omitted)                               $10,745          $9,941
$12,789        $12,887       $32,577     $18,860
--------------------------------------------------------------------------------
-----------------------------------------------



+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

* COMMENCEMENT OF OPERATIONS: MARCH 3, 1995.

** ANNUALIZED

**** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH
31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF
ACTIVITY.

ENERGY FUND & FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.




ENERGY FUND                  FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
-----------------------------------------------
                                                    YEAR            YEAR
PERIOD           YEAR          YEAR      PERIOD
                                                   ENDED           ENDED
ENDED          ENDED         ENDED       ENDED
                                               MARCH 31,       MARCH 31,
MARCH 31,      MARCH 31,     MARCH 31,   MARCH 31,
                                                    2001            2000
1999*           2001          2000       1999*
--------------------------------------------------------------------------------
-----------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD              $10.87           $8.99
$10.00          $9.48         $9.99      $10.00
                                               ---------        --------
---------      ---------     ---------    --------
  Net Investment Income (Loss)+                    (.08)             .08
  .05            .06         (.01)       (.01)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                     .64            1.80
(1.06)            .46         (.49)          --
                                               ---------        --------
---------      ---------     ---------    --------
  Net Increase (Decrease) in Net Asset Value
   Resulting From Operations                         .56            1.88
(1.01)            .52         (.50)       (.01)
  Distributions to Shareholders from
   Net Realized Capital Gains                         --              --
   --             --         (.01)          --
                                               ---------        --------
---------      ---------     ---------    --------
  Net Increase (Decrease) in Net Asset Value         .56            1.88
(1.01)            .52         (.51)       (.01)
                                               ---------        --------
---------      ---------     ---------    --------
NET ASSET VALUE--END OF PERIOD                    $11.43          $10.87
$8.99         $10.00         $9.48       $9.99
                                               ---------        --------
---------      ---------     ---------    --------
                                               ---------        --------
---------      ---------     ---------    --------
TOTAL INVESTMENT RETURN                            5.15%          20.91%
(10.10)%          5.49%       (4.97)%     (0.10)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                   1.64%           1.58%
1.62%**          1.24%         1.72%     1.58%**
  Net Expenses                                     1.63%           1.57%
1.62%**          1.23%         1.71%     1.57%**
  Net Investment Income (Loss)                   (0.70)%           0.83%
0.69%**          0.58%       (0.15)%   (0.07)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                      1,707%          2,854%
6,070%         1,271%        2,770%      7,269%
  Net Assets, End of Period (000's omitted)      $15,715         $13,980
$17,442        $35,190      $145,449     $22,165
--------------------------------------------------------------------------------
-----------------------------------------------



+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 21, 1998--ENERGY FUND; APRIL 2, 1998--FINANCIAL SERVICES FUND.

** ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

98


HEALTH CARE FUND & TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.



                                                                      HEALTH
CARE FUND                          TECHNOLOGY FUND
--------------------------------------------------------------------------------
-----------------------------------------------
                                                    YEAR            YEAR
PERIOD           YEAR          YEAR      PERIOD
                                                   ENDED           ENDED
ENDED          ENDED         ENDED       ENDED
                                               MARCH 31,       MARCH 31,
MARCH 31,      MARCH 31,     MARCH 31,   MARCH 31,
                                                    2001            2000
1999*           2001          2000       1999*
--------------------------------------------------------------------------------
-----------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD              $10.25          $11.45
$10.00         $31.59        $17.02      $10.00
                                               ---------        --------
---------      ---------     ---------    --------
  Net Investment Loss+                             (.05)           (.04)
(.02)          (.24)         (.19)       (.16)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                    1.05          (1.15)
 1.47        (18.65)         14.76        7.18
                                               ---------        --------
---------      ---------     ---------    --------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                        1.00          (1.19)
 1.45        (18.89)         14.57        7.02
  Distributions to Shareholders from
   Net Realized Capital Gains                         --           (.01)
   --             --            --          --
                                               ---------        --------
---------      ---------     ---------    --------
  Net Increase (Decrease) in Net Asset Value        1.00          (1.20)
 1.45        (18.89)         14.57        7.02
                                               ---------        --------
---------      ---------     ---------    --------
NET ASSET VALUE--END OF PERIOD                    $11.25          $10.25
$11.45         $12.70        $31.59      $17.02
                                               ---------        --------
---------      ---------     ---------    --------
                                               ---------        --------
---------      ---------     ---------    --------
TOTAL INVESTMENT RETURN                            9.76%        (10.44)%
14.50%       (59.80)%        85.61%      70.20%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                   1.55%           1.41%
1.44%**          1.30%         1.41%     1.39%**
  Net Expenses                                     1.54%           1.41%
1.43%**          1.30%         1.40%     1.39%**
  Net Investment Loss                            (0.39)%         (0.36)%
(0.21)%**        (1.01)%       (0.85)%   (1.23)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                      1,399%          4,850%
4,465%         2,202%        4,929%      4,598%
  Net Assets, End of Period (000's omitted)      $42,495         $30,729
$14,016        $26,660       $90,002     $24,400
--------------------------------------------------------------------------------
-----------------------------------------------



+ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 17, 1998--HEALTH CARE FUND; APRIL 14, 1998--TECHNOLOGY FUND.

** ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

106


BASIC MATERIALS FUND & CONSUMER PRODUCTS FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.




                                                            BASIC MATERIALS FUND

--------------------------------------------------------------------------------
----
                                                    YEAR        YEAR      PERIOD

                                                   ENDED       ENDED       ENDED

                                               MARCH 31,   MARCH 31,   MARCH 31,

                                                    2001        2000       1999*

--------------------------------------------------------------------------------
----

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD             $  7.97     $  7.75    $ 10.00

                                                 -------     -------    -------

  Net Investment Income+                             .06         .20         --

  Net Realized and Unrealized Gains (Losses)
   on Securities                                   (1.02)        .02      (2.25)

                                                 -------     -------    -------

  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                        (.96)        .22      (2.25)

  Distributions to Shareholders from
   Net Realized Capital Gains                         --          --         --

                                                 -------     -------    -------

NET INCREASE (DECREASE) IN NET ASSET VALUE          (.96)        .22      (2.25)

                                                 -------     -------    -------

NET ASSET VALUE--END OF PERIOD                   $  7.01     $  7.97    $  7.75

                                                 =======     =======    =======

TOTAL INVESTMENT RETURN                           (12.05)%      2.84%
(22.50)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                    1.52%       1.54%
1.62%**
  Net Expenses                                      1.52%       1.53%
1.61%**
  Net Investment Income (Loss)                      0.79%       2.21%
(0.02)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                       2,600%      3,641%     5,704%

  Net Assets, End of Period (000's omitted)      $16,593     $16,851     $2,179

--------------------------------------------------------------------------------
----


+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BASIC MATERIALS FUND; JULY 6, 1998--CONSUMER PRODUCTS FUND.

**  ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

-------------------------------------------------------------------------------

             CONSUMER PRODUCTS FUND
---------------------------------------
        YEAR        YEAR     PERIOD
       ENDED       ENDED      ENDED
   MARCH 31,   MARCH 31,  MARCH 31,
        2001        2000       1999*
---------------------------------------

    $  7.56     $  9.71     $ 10.00
    -------     -------     -------
        .07         .04          --

       (.45)      (1.84)       (.29)
    -------     -------     -------

       (.38)      (1.80)       (.29)

         --        (.35)         --
    -------     -------     -------
       (.38)      (2.15)       (.29)
    -------     -------     -------
    $  7.18     $  7.56     $  9.71
    =======     =======     =======
      (5.03)%    (19.20)%     (2.90)%

       1.23%       1.37%       1.55%**
       1.22%       1.36%       1.54%**
       0.94%       0.49%      (0.03)%**

      1,907%      5,466%      1,255%
    $ 8,503     $ 9,181     $ 1,280
---------------------------------------

108


LEISURE FUND & RETAILING FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or
(301) 296-5100. The Annual Report is incorporated by reference in the SAI.




LEISURE FUND
--------------------------------------------------------------------------------
--------------
                                                               YEAR        YEAR
   PERIOD
                                                              ENDED       ENDED
    ENDED
                                                          MARCH 31,   MARCH 31,
MARCH 31,
                                                               2001        2000
    1999*
--------------------------------------------------------------------------------
--------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                        $ 11.10     $ 11.21
  $ 10.00
                                                            -------     -------
  -------
  Net Investment Income (Loss)+                                (.12)        .03
     (.08)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                              (2.46)       (.04)
     1.29
                                                            -------     -------
  -------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                  (2.58)       (.01)
     1.21
  Distributions to Shareholders from
   Net Realized Capital Gains                                    --        (.10)
       --
                                                            -------     -------
  -------
  Net Increase (Decrease) in Net Asset Value                  (2.58)       (.11)
     1.21
                                                            -------     -------
  -------
NET ASSET VALUE--END OF PERIOD                              $  8.52     $ 11.10
  $ 11.21
                                                            =======     =======
  =======
TOTAL INVESTMENT RETURN                                      (23.24)%
(0.07)%    12.10%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                               1.55%       1.58%
     1.59%**
  Net Expenses                                                 1.55%       1.58%
     1.59%**
  Net Investment Income (Loss)                                (1.18)%      0.30%
    (0.76)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                  2,756%      5,734%
    5,581%
  Net Assets, End of Period (000's omitted)                 $ 1,277     $ 5,563
  $ 4,796
--------------------------------------------------------------------------------
--------------


+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--LEISURE FUND AND RETAILING FUND.

**  ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

-------------------------------------------------------------------------------

                     RETAILING FUND
---------------------------------------
        YEAR        YEAR     PERIOD
       ENDED       ENDED      ENDED
   MARCH 31,   MARCH 31,  MARCH 31,
        2001        2000      1999*
---------------------------------------


     $ 13.22     $ 13.54    $ 10.00
     -------     -------    -------
        (.09)        .02       (.10)

       (2.84)       (.23)      3.64
     -------     -------    -------

       (2.93)       (.21)      3.54

          --        (.11)        --
     -------     -------    -------
       (2.93)       (.32)      3.54
     -------     -------    -------
     $ 10.29     $ 13.22    $ 13.54
     =======     =======    =======
      (22.16)%     (1.51)%    35.40%

        1.51%       1.44%      1.42%**
        1.50%       1.44%      1.42%**
       (0.78)%      0.16%     (0.81)%**

       3,062%      2,537%     3,243%
     $33,228     $81,097    $45,219
---------------------------------------

110


TELECOMMUNICATIONS FUND & TRANSPORTATION FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.




TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------
--------------
                                                               YEAR        YEAR
   PERIOD
                                                              ENDED       ENDED
    ENDED
                                                          MARCH 31,   MARCH 31,
MARCH 31,
                                                               2001        2000
    1999*
--------------------------------------------------------------------------------
--------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                        $ 20.39     $ 13.03
  $ 10.00
                                                            -------     -------
  -------
  Net Investment Loss+                                         (.10)       (.10)
     (.04)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                            (12.2 8)       7.47
     3.07
                                                            -------     -------
  -------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                 (12.38)       7.37
     3.03
  Distributions to Shareholders from
   Net Realized Capital Gains                                    --        (.01)
       --
                                                            -------     -------
  -------
  Net Increase (Decrease) in Net Asset Value                 (12.38)       7.36
     3.03
                                                            -------     -------
  -------
NET ASSET VALUE--END OF PERIOD                              $  8.01     $ 20.39
  $ 13.03
                                                            =======     =======
  =======
TOTAL INVESTMENT RETURN                                      (60.72)%     56.54%
    30.30%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                               1.37%       1.50%
     1.56%**
  Net Expenses                                                 1.37%       1.49%
     1.55%**
  Net Investment Loss                                         (0.65)%
(0.59)%    (0.34)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                  1,273%      1,555%
    2,788%
  Net Assets, End of Period (000's omitted)                 $ 9,924     $66,904
  $12,300
--------------------------------------------------------------------------------
-----------


+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--TELECOMMUNICATIONS FUND; APRIL 2, 1998--TRANSPORTATION FUND.

**  ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

-------------------------------------------------------------------------------

                TRANSPORTATION FUND
---------------------------------------
        YEAR        YEAR     PERIOD
       ENDED       ENDED      ENDED
   MARCH 31,   MARCH 31,  MARCH 31,
        2001        2000      1999*
---------------------------------------


     $  6.24     $  7.99    $ 10.00
     -------     -------    -------
          --        (.07)      (.03)

         .18       (1.68)     (1.98)
     -------     -------    -------

         .18       (1.75)     (2.01)

          --          --         --
     -------     -------    -------
         .18       (1.75)     (2.01)
     -------     -------    -------
     $  6.42     $  6.24    $  7.99
     =======     =======    =======
        2.88%     (21.90)%   (20.10)%

        1.55%       1.97%      1.58%**
        1.54%       1.96%      1.58%**
       (0.05)%     (0.92)%    (0.36%)**

       1,293%      1,970%     7,583%
     $ 8,246     $18,501    $ 3,014
---------------------------------------

112


ENERGY SERVICES FUND & BANKING FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.



                                                                      ENERGY
SERVICES FUND
--------------------------------------------------------------------------------
--------------
                                                               YEAR        YEAR
   PERIOD
                                                              ENDED       ENDED
    ENDED
                                                          MARCH 31,   MARCH 31,
MARCH 31,
                                                               2001        2000
    1999*
--------------------------------------------------------------------------------
--------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                        $  9.31     $  6.02
  $ 10.00
                                                            -------     -------
  -------
  Net Investment Income (Loss)+                                (.04)       (.06)
     (.07)
  Net Realized and Unrealized Gains (Losses)
   on Securities                                               (.17)       3.35
    (3.91)
                                                            -------     -------
  -------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations                                   (.21)       3.29
    (3.98)
  Distributions to Shareholders                                  --          --
       --
                                                            -------     -------
  -------
  Net Increase (Decrease) in Net Asset Value                   (.21)       3.29
    (3.98)
                                                            -------     -------
  -------
NET ASSET VALUE--END OF PERIOD                                $9.10       $9.31
    $6.02
                                                            =======     =======
  =======
TOTAL INVESTMENT RETURN                                       (2.26)%     54.65%
   (39.80)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                               1.26 %      1.58%
     1.58%**
  Net Expenses                                                 1.25%       1.57%
     1.57%**
  Net Investment Income (Loss)                                (0.41)%
(0.81)%    (1.14)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                    944%      1,794%
    3,170%
  Net Assets, End of Period (000's omitted)                 $50,159     $54,609
  $74,135
--------------------------------------------------------------------------------
-------------


+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--ENERGY SERVICES FUND AND BANKING FUND.

**  ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

-------------------------------------------------------------------------------

                       BANKING FUND
--------------------------------------
        YEAR        YEAR     PERIOD
       ENDED       ENDED      ENDED
   MARCH 31,   MARCH 31,  MARCH 31,
        2001        2000      1999*
---------------------------------------

     $  7.31     $  8.77    $ 10.00
     -------     -------    -------
         .14         .07        .01

         .82       (1.53)     (1.24)
     -------     -------    -------

         .96       (1.46)     (1.23)
          --          --         --
     -------     -------    -------
         .96       (1.46)     (1.23)
     -------     -------    -------
     $  8.27     $  7.31    $  8.77
     -------     -------    -------
       13.13%     (16.65)%   (12.30)%

        1.30%       1.58%      1.58%**
        1.29%       1.57%      1.57%**
        1.77%       0.87%      0.13%**

       1,394%      3,829%    11,211%
     $38,508      39,546    $ 7,827
--------------------------------------

114


BIOTECHNOLOGY FUND & ELECTRONICS FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.




BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------
--------------
                                                               YEAR        YEAR
   PERIOD
                                                              ENDED       ENDED
    ENDED
                                                          MARCH 31,   MARCH 31,
MARCH 31,
                                                               2001        2000
    1999*
--------------------------------------------------------------------------------
--------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                        $ 28.88     $ 12.81
  $ 10.00
                                                            -------     -------
  -------
  Net Investment Loss+                                         (.35)       (.34)
     (.16)
  Net Realized and Unrealized Gains on Securities             (6.87)      16.45
     2.97
                                                            -------     -------
  -------
  Net Increase in Net Asset Value
   Resulting from Operations                                  (7.22)      16.11
     2.81
  Distributions to Shareholders from
   Net Realized Capital Gains                                    --        (.04)
       --
                                                            -------     -------
  -------
  Net Increase in Net Asset Value                             (7.22)      16.07
     2.81
                                                            -------     -------
  -------
NET ASSET VALUE--END OF PERIOD                              $ 21.66     $ 28.88
  $ 12.81
                                                            =======     =======
  =======
TOTAL INVESTMENT RETURN                                      (25.00)%    125.98%
    28.10%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                               1.24%       1.42%
     1.56%**
  Net Expenses                                                 1.23%       1.41%
     1.55%**
  Net Investment Loss                                         (1.17)%
(1.29)%    (1.52)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                    305%        699%
    2,670%
  Net Assets, End of Period (000's omitted)                $283,407    $456,303
  $38,205
--------------------------------------------------------------------------------
---------


+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BIOTECHNOLOGY FUND AND ELECTRONICS FUND.

**  ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

-------------------------------------------------------------------------------

                   ELECTRONICS FUND
---------------------------------------
        YEAR        YEAR     PERIOD
       ENDED       ENDED      ENDED
   MARCH 31,   MARCH 31,  MARCH 31,
        2001        2000      1999*
---------------------------------------


     $ 40.10     $ 14.02    $ 10.00
     -------     -------    -------
        (.36)       (.30)      (.15)
      (23.02)      26.38       4.17
     -------     -------    -------

      (23.38)      26.08       4.02

        (.18)         --         --
     -------     -------    -------
      (23.56)      26.08       4.02
     -------     -------    -------
     $ 16.54     $ 40.10    $ 14.02
     =======     =======    =======
      (58.48)%    186.02%     40.20%

        1.36%       1.29%      1.57%**
        1.35%       1.28%      1.56%**
       (1.09)%     (1.14)%    (1.23)%**

         705%      1,162%     3,011%
     $70,131    $274,554    $12,814
---------------------------------------

116


PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Precious Metal Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.



                                                                      PRECIOUS
METALS FUND
--------------------------------------------------------------------------------
------------
                                                               YEAR        YEAR
   PERIOD
                                                              ENDED       ENDED
    ENDED
                                                          MARCH 31,   MARCH 31,
MARCH 31,
                                                               2001        2000
   1999++
--------------------------------------------------------------------------------
------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                        $ 18.80     $ 20.95
  $ 29.10
                                                            -------     -------
  -------
  Net Investment Loss+                                         0.05        (.10)
     (.15)
  Net Realized and Unrealized
   Gains (Losses) on Securities                               (1.12)      (2.05)
    (8.00)
                                                            -------     -------
  -------
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations                            (1.07)      (2.15)
    (8.15)
  Distributions to Shareholders from
   Net Investment Income                                         --          --
       --
                                                            -------     -------
  -------
  Net Increase (Decrease) in
   Net Asset Value                                            (1.07)      (2.15)
    (8.15)
                                                            -------     -------
  -------
Net Asset Value--End Of Period                              $ 17.73     $ 18.80
  $ 20.95
                                                            =======     =======
  =======
TOTAL INVESTMENT RETURN                                       (5.69)%
(10.26)%   (28.01)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                               1.18%       1.23%
     1.37%
  Net Expenses                                                 1.17%       1.23%
     1.36%
  Net Investment Loss                                          0.30%
(0.34)%    (0.69)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                                     822%      1,004%
    1,191%
  Net Assets, End of Period (000's omitted)                 $25,096     $37,780
  $26,823
--------------------------------------------------------------------------------
------------


+   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.


++ PER SHARE AMOUNTS FOR THE PERIODS END JUNE 30, 1996 THROUGH MARCH 31, 2000 HAVE BEEN RESTARTED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE APRIL 14, 2000.


*   ANNUALIZED

** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

*** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

-------------------------------------------------------------------------------

               PRECIOUS METALS FUND
------------------------------------
        YEAR        YEAR     PERIOD
       ENDED       ENDED      ENDED
   MARCH 31,   MARCH 31,  MARCH 31,
     1998++   1997****++     1996++
------------------------------------


     $ 38.20     $ 45.25    $ 43.65
     -------     -------    -------
          --          --         --

       (9.10)      (7.05)      1.60
     -------     -------    -------

       (9.10)      (7.05)      1.60

          --          --         --
     -------     -------    -------

       (9.10)      (7.05)      1.60
     -------     -------    -------
     $ 29.10     $ 38.20    $ 45.25
     =======     =======    =======
      (23.82)%    (20.77)%*    3.67%

        1.42%       1.49%*
        1.41%       1.45%*    1.33%
        0.05%       0.00%*   (0.01)%

         752%        743%    1,036%
     $34,538     $23,680   $36,574
------------------------------------

118


U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(For a Share Outstanding Throughout Each Period)


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single U.S. Money Market Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.



                                                         U.S. GOVERNMENT MONEY
MARKET FUND
--------------------------------------------------------------------------------
-----------
                                                               YEAR        YEAR
   PERIOD
                                                              ENDED       ENDED
    ENDED
                                                          MARCH 31,   MARCH 31,
MARCH 31,
                                                               2001        2000
     1999
--------------------------------------------------------------------------------
-----------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                        $  1.00     $  1.00
  $  1.00
                                                            -------     -------
  -------
  Net Investment Income+                                        .05         .04
      .04
                                                            -------     -------
  -------
  Net Increase in Net Asset Value
   Resulting from Operations                                    .05         .04
      .04
  Distributions to Shareholders from
   Net Investment Income                                       (.05)       (.04)
     (.04)
                                                            -------     -------
  -------
  Net Increase in Net Asset Value                                --          --
       --
                                                            -------     -------
  -------
NET ASSET VALUE--END OF PERIOD                              $  1.00     $  1.00
  $  1.00
                                                            =======     =======
  =======
TOTAL INVESTMENT RETURN                                        5.48%       4.48%
     4.55%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                               0.85%       0.89%
     0.84%
  Net Expenses                                                 0.85%       0.88%
     0.83%
  Net Investment Income                                        5.38%       4.36%
     4.37%
SUPPLEMENTARY DATA:
  Net Assets, End of Year
   (000's omitted)                                         $948,275    $686,198
 $949,802
--------------------------------------------------------------------------------
-----------


+  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*  ANNUALIZED

** DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH 31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

-------------------------------------------------------------------------------


  U.S. GOVERNMENT MONEY MARKET FUND
------------------------------------
        YEAR        YEAR     PERIOD
       ENDED       ENDED      ENDED
   MARCH 31,   MARCH 31,  MARCH 31,
        1998        1999       1996
------------------------------------


     $  1.00     $  1.00    $  1.00
     -------     -------    -------
         .04         .03       .04
     -------     -------    -------

         .04         .03       .04

        (.04)       (.03)     (.04)
     -------     -------    -------
          --          --        --
     -------     -------    -------
     $  1.00     $  1.00    $  1.00
     =======     =======    =======
        4.69%       4.39%*     4.60%

        0.89%       0.86%*       --
        0.89%       0.86%*     0.99%
        4.37%       4.06%*     4.18%


    $253,295    $283,553   $153,925
------------------------------------

120

BENCHMARK INFORMATION
-------------------------------------------------------------------------------

STANDARD & POOR'S CORP. (S&P), NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES, INC., STOXX, INC., AND THE TOKYO STOCK EXCHANGE DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE NOVA, URSA, OTC, ARKTOS, MEDIUS, MEKROS, LARGE-CAP EUROPE, OR LARGE-CAP JAPAN FUNDS (THE "FUNDS") AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC,
REGARDING:


- THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

- THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

- THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

- THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

- THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

                                                                   PROSPECTUS BC


Additional information about the Funds is included in a Statement of Additional Information dated August 1, 2001 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling (800) 820-0888 or by writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.


The Trust's SEC registration number is 811-7584.

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

-------------------------------------------------------------------------------
                                 [GRAPHIC]




                    [LOGO]

                    9601 Blackwell Road, Suite 500                 RFSIP-1-8/01
                    Rockville, MD 20850

                    www.rydexfunds.com

--------------------------------------------------------------------------------

                                    THE RYDEX
--------------------------------------------------------------------------------
                                        SERIES FUNDS

                                    ADVISOR CLASS SHARES

[GRAPHIC OMITTED]

                                                           ---------------------
                                                           [LOGO] RYDEX FUNDS
                                                           THE INDEX ALTERNATIVE
                                                           ---------------------

"RYDEX established itself as a market innovator when it introduced the first successful, targeted leveraged portfolio in 1993. Rydex offers an objective, quantitative approach to investing with funds that are designed to correlate to specific benchmarks or market segments and are not subject to the market predictions typically utilized by actively managed funds."

-SKIP VIRAGH,  FOUNDER AND PRESIDENT

NOT PART OF THE PROSPECTUS

                                                                             (i)


--------------------------------------------------------------------------------

                                   AN INDUSTRY
--------------------------------------------------------------------------------
                                LEADER

                                                               [GRAPHIC OMITTED]

Rydex has set itself apart in the financial services industry by offering innovative products and services requested by the investment community. In 1993 we launched the first successful leveraged benchmark-based fund, the Rydex Nova Fund. Since then, we have added nine more benchmark based funds, two of which are international funds, eighteen sector funds, and a government money market fund.

NOT PART OF THE PROSPECTUS

(ii)


--------------------------------------------------------------------------------

                                     RYDEX
--------------------------------------------------------------------------------
                                      SERIES FUNDS

[GRAPHIC OMITTED]

The Rydex Series Funds offer flexibility and variety to sophisticated investors. Rydex employs a quantitative investment style. Our objective is to deliver market exposure that will effectively accommodate a broad range of asset allocation investment disciplines including:

o     Strategic asset allocation

o     Tactical asset allocation

o     Sector rotation

o     Market timing

NOT PART OF THE PROSPECTUS

                                                        RYDEX SERIES FUNDS (iii)


--------------------------------------------------------------------------------

                                        TOOLS THAT
--------------------------------------------------------------------------------
                                       POWER
                                    PORTFOLIOS

                               [GRAPHIC OMITTED]

The Rydex Series Funds, which seek to be fully invested at all times, provide knowledgeable investors from all disciplines the flexibility to benefit from market upturns and downturns. In addition, they permit investors to conduct trades daily at no extra charge.

o The benchmark funds seek to provide investment returns that correlate to the performance of a specific benchmark. With certain funds, we promote the concept of consistently applied leverage within a passive framework. We believe that if leverage is applied consistently over a period of time, the benefits of geometric compounding will be enhanced.

o The team-managed sector funds employ a quantitative model of investing involving screening stocks based on market capitalization, liquidity, and correlation relative to the entire industry sector.

o The international funds are benchmarked to published indices. They allow an investor to take advantage of more of the world's equity market capitalization.

NOT PART OF THE PROSPECTUS

(iv)


--------------------------------------------------------------------------------

                           REASONS TO INVEST WITH THE
--------------------------------------------------------------------------------
                                    RYDEX
                                      SERIES FUNDS

[GRAPHIC OMITTED]

Rydex offers a high level of customer service and the administrative features knowledgeable investors need:

o     Trading flexibility with no transaction and redemption fees

o     User-friendly client applications

o     Systematic withdrawal plans

o     Accommodation of all retirement accounts and qualified assets

o     Dedicated Retirement Specialist Team

NOT PART OF THE PROSPECTUS

                                                          RYDEX SERIES FUNDS (v)


--------------------------------------------------------------------------------

                                     ONLINE
--------------------------------------------------------------------------------
                                         FEATURES



                               [GRAPHIC OMITTED]

Rydex offers informative, easy-to-use features on our interactive Web site at www.rydexfunds.com and through our Express Connect service to help investors manage their accounts:

o     Online account access

o     Daily fund performance with comparisons to market indices

o     Daily updates on fund holdings

o     Simple-to-download applications, prospectuses and marketing material

o     Account trading

o     Interactive charting capabilities

o Rydex Express Connect service gives investors daily NAV & performance updates and online confirmations and statements delivered via email

o     Wireless account access

With Rydex's online features, investors can access account information anytime, anywhere.

NOT PART OF THE PROSPECTUS

(vi)


                             THE RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
-------------------------------------
BENCHMARK FUNDS    FUND OBJECTIVE
                    SYMBOLS
--------------------------------------------------------------------------------
-------------------------------------
NOVA               To provide investment returns that correspond to 150% of the
daily performance    RYNVX (INVESTOR)
                   of the S&P 500 Index(TM).
                    RYNAX (ADVISOR)
--------------------------------------------------------------------------------
-------------------------------------
URSA               To provide investment returns that correspond to the inverse
(opposite) of the    RYURX (INVESTOR)
                   daily performance of the S&P 500 Index.
                    RYUAX (ADVISOR)
--------------------------------------------------------------------------------
-------------------------------------
OTC                To provide investment returns that correspond to the
performance of the NASDAQ    RYOCX (INVESTOR)
                   100 Index(TM).
                    RYAOX (ADVISOR)
--------------------------------------------------------------------------------
-------------------------------------
ARKTOS             To provide investment returns that correspond to the inverse
(opposite) of the    RYAIX (INVESTOR)
                   daily performance of the NASDAQ 100 Index.
--------------------------------------------------------------------------------
-------------------------------------
MEDIUS             To provide investment returns that correlate to the
performance of the MidCap     N/A
                   400 Index(TM).
--------------------------------------------------------------------------------
-------------------------------------
MEKROS             To provide investment returns that correlate to the
performance of the            RYMKX (H CLASS)
                   Russell 2000(R) Index.
--------------------------------------------------------------------------------
-------------------------------------
U.S. GOV'T BOND    To provide investment returns that correspond to 120% of the
daily performance    RYGBX (INVESTOR)
                   of the current 30-year U.S. Treasury Bond.
--------------------------------------------------------------------------------
-------------------------------------
JUNO               To provide investment returns that correspond to the inverse
(opposite) of the    RYJUX (INVESTOR)
                   daily performance of the current 30-year U.S. Treasury Bond.
--------------------------------------------------------------------------------
-------------------------------------
LARGE-CAP EUROPE   To provide investment results that correlate to 125% of the
Dow Jones Stoxx       RYEUX (H CLASS)
                   50(SM) Index.
--------------------------------------------------------------------------------
-------------------------------------
LARGE-CAP JAPAN    To provide investment results that correlate to 125% of the
Topix 100 Index.      RYJPX (H CLASS)
--------------------------------------------------------------------------------
-------------------------------------

--------------------------------------------------------------------------------
-------------------------------------
SECTOR FUNDS       FUND OBJECTIVE
                    SYMBOLS
--------------------------------------------------------------------------------
-------------------------------------
BANKING            To provide capital appreciation by investing in companies
involved in the         RYKIX (INVESTOR)
                   banking sector.
                    RYKAX (ADVISOR)
--------------------------------------------------------------------------------
-------------------------------------
BASIC MATERIALS    To provide capital appreciation by investing in the mining, manufacture, or sale  RYBIX (INVESTOR)
                   of basic materials.
                    RYBAX (ADVISOR)
--------------------------------------------------------------------------------
-------------------------------------
BIOTECHNOLOGY      To provide capital appreciation by investing in companies
involved in research    RYOIX (INVESTOR)
                   and development, genetic or other biological engineering, and
in the              RYOAX (ADVISOR)
                   design, manufacture, or sale of related biotechnology
products and services.
--------------------------------------------------------------------------------
-------------------------------------
CONSUMER PRODUCTS  To provide capital appreciation by investing in companies
engaged in              RYCIX (INVESTOR)
                   manufacturing finished goods and services.
                    RYCAX (ADVISOR)
--------------------------------------------------------------------------------
-------------------------------------
ELECTRONICS        To provide capital appreciation by investing in companies
that include            RYSIX (INVESTOR)
                   semiconductor manufactures and distributors, and makers and
vendors of other      RYSAX (ADVISOR)
                   electronic components and devices.
--------------------------------------------------------------------------------
-------------------------------------

NOT PART OF THE PROSPECTUS

                                                        RYDEX SERIES FUNDS (vii)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
----------------------------------------
SECTOR FUNDS         FUND OBJECTIVE
                       SYMBOLS
--------------------------------------------------------------------------------
----------------------------------------
ENERGY               To provide capital appreciation by investing in companies
involved in the          RYEIX (INVESTOR)
                     exploration, production, and development of oil, gas, coal,
and alternative        RYEAX (ADVISOR)
                     sources of energy.
--------------------------------------------------------------------------------
----------------------------------------
ENERGY SERVICES      To provide capital appreciation by investing in companies
that provide services    RYVIX (INVESTOR)
                     and equipment in the areas of coal, oil, and gas
exploration and production.       RYVAX (ADVISOR)
--------------------------------------------------------------------------------
----------------------------------------
FINANCIAL SERVICES   To provide capital appreciation by investing in companies
involved in the          RYFIX (INVESTOR)
                     financial services sector.
                       RYFAX (ADVISOR)
--------------------------------------------------------------------------------
----------------------------------------
HEALTH CARE          To provide capital appreciation by investing in companies
involved in the health   RYHIX (INVESTOR)
                     care industry.
                       RYHAX (ADVISOR)
--------------------------------------------------------------------------------
----------------------------------------
INTERNET             To provide capital appreciation by investing in companies
that provide products    RYiIX (INVESTOR)
                     or services designed for or related to the Internet.
--------------------------------------------------------------------------------
----------------------------------------
LEISURE              To provide capital appreciation by investing in companies
engaged in leisure and   RYLIX (INVESTOR)
                     entertainment businesses.
                       RYLAX (ADVISOR)
--------------------------------------------------------------------------------
----------------------------------------
PRECIOUS METALS      To provide capital appreciation by investing in companies
involved in the          RYPMX (INVESTOR)
                     precious metals sector.
--------------------------------------------------------------------------------
----------------------------------------
REAL ESTATE          To provide capital appreciation by investing in companies
that are involved in     N/A
                     the real estate industry including real estate investment
trusts ("REITs").
--------------------------------------------------------------------------------
----------------------------------------
RETAILING            To provide capital appreciation by investing in department
stores, restaurant       RYRIX (INVESTOR)
                     franchises, mail order operations, and other companies
involved in selling          RYRAX (ADVISOR)
                     products to consumers.
--------------------------------------------------------------------------------
----------------------------------------
TECHNOLOGY           To provide capital appreciation by investing in companies
including computer       RYTIX (INVESTOR)
                     software and service companies, semiconductor
manufacturers, networking and        RYTAX (ADVISOR)
                     telecommunications equipment manufacturers, PC hardware and peripherals
                     companies.
--------------------------------------------------------------------------------
----------------------------------------
TELECOMMUNICATIONS   To provide capital appreciation by investing in companies
engaged in the           RYMIX (INVESTOR)
                     development, manufacture, or sale of communications
services or communications     RYMAX (ADVISOR)
                     equipment.
--------------------------------------------------------------------------------
----------------------------------------
TRANSPORTATION       To provide capital appreciation by investing in companies
engaged in the           RYPIX (INVESTOR)
                     design, manufacture, distribution, or sale of
transportation equipment.            RYPAX (ADVISOR)
--------------------------------------------------------------------------------
----------------------------------------
UTILITIES            To provide capital appreciation by investing in companies
that operate public      RYUIX (INVESTOR)
                     utilities.
--------------------------------------------------------------------------------
----------------------------------------

--------------------------------------------------------------------------------
----------------------------------------
MONEYMARKET FUND     FUND OBJECTIVE
                       SYMBOLS
--------------------------------------------------------------------------------
----------------------------------------
U.S. GOV'T MONEY     To provide security of principal, current income, and
liquidity by investing in    RYMXX (INVESTOR)
MARKET               securities issued by the U.S. Government and U.S.
Government agencies.             RYDXX (ADVISOR)
--------------------------------------------------------------------------------
----------------------------------------

NOT PART OF THE PROSPECTUS

(viii)


--------------------------------------------------------------------------------

                            OPENING
--------------------------------------------------------------------------------
                               AN ACCOUNT AT RYDEX

Investors who wish to open an account directly with Rydex will find an easy and efficient process. Simply complete and sign an account application and send a check to Rydex. If you wish to open your account by bank wire transfer, you may do so as well. Please review the Shareholder Information section of the Prospectus for further details regarding initial purchases including minimum account requirements.

                               [GRAPHIC OMITTED]

INVESTING IN THE FUNDS INVOLVES CERTAIN RISKS, WHICH MAY INCLUDE INCREASED VOLATILITY DUE TO CONCENTRATION IN A SPECIFIC ECONOMIC SECTOR OR GEOGRAPHIC LOCATION. IN ADDITION, THERE MAY BE INCREASED VOLATILITY DUE TO THE USE OF OPTIONS OR FUTURES.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE RYDEX SERIES FUNDS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

RYDEX DISTRIBUTORS, INC.

NOT PART OF THE PROSPECTUS

                                                                  August 1, 2001

                               RYDEX SERIES FUNDS

                               PROSPECTUS
                                    ADVISOR CLASS SHARES

BENCHMARK FUNDS

NOVA

URSA

OTC

SECTOR FUNDS

BANKING

BASIC MATERIALS

BIOTECHNOLOGY

CONSUMER PRODUCTS

ELECTRONICS

ENERGY

ENERGY SERVICES

FINANCIAL SERVICES

HEALTH CARE

INTERNET

LEISURE

PRECIOUS METALS

REAL ESTATE

RETAILING

TECHNOLOGY

TELECOMMUNICATIONS

TRANSPORTATION

UTILITIES

MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

---------------------
[LOGO] RYDEX FUNDS
THE INDEX ALTERNATIVE
---------------------

(2)


ADVISOR CLASS SHARES

RYDEX SERIES FUNDS
--------------------------------------------------------------------------------
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

1.800.820.0888
301.296.5100

--------------------------------------------------------------------------------

BENCHMARK FUNDS

SECTOR FUNDS

MONEY MARKET FUND

--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex with thirty-six separate investment portfolios (the "Funds"). This prospectus describes twenty-two Funds, which are grouped into three categories:

BENCHMARK FUNDS - Nova Fund, Ursa Fund, and OTC Fund

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

Advisor Class Shares of the Funds are sold principally through broker-dealers and other financial institutions whose clients take part in certain strategic and tactical asset-allocation investment programs. Investors may exchange and redeem shares of the Funds through the Rydex Internet Web site -- www.rydexfunds.com -- and over the phone.

                                                                  PROSPECTUS (3)


   TABLE OF CONTENTS
--------------------------------------------------------------------------------

   RYDEX BENCHMARK FUNDS

5  COMMON RISK/RETURN INFORMATION
6  NOVA FUND
8  URSA FUND
10 OTC FUND

   RYDEX SECTOR FUNDS

13 COMMON RISK/RETURN INFORMATION
14 BANKING FUND
16 BASIC MATERIALS FUND
18 BIOTECHNOLOGY FUND
20 CONSUMER PRODUCTS FUND
22 ELECTRONICS FUND
24 ENERGY FUND
26 ENERGY SERVICES FUND
28 FINANCIAL SERVICES FUND
30 HEALTH CARE FUND
32 INTERNET FUND
34 LEISURE FUND
36 PRECIOUS METALS FUND
38 REAL ESTATE FUND
40 RETAILING FUND
42 TECHNOLOGY FUND
44 TELECOMMUNICATIONS FUND
46 TRANSPORTATION FUND
48 UTILITIES FUND

   MONEY MARKET FUND

50 U.S. GOVERNMENT MONEY MARKET FUND

52 MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

57 INVESTING WITH RYDEX: SHAREHOLDER INFORMATION

66 RYDEX ACCOUNT POLICIES FOR ALL SHAREHOLDERS

68 DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

68 DIVIDENDS AND DISTRIBUTIONS

69 TAX INFORMATION

70 MANAGEMENT OF THE FUNDS

72 FINANCIAL HIGHLIGHTS

90 BENCHMARK INFORMATION

BC ADDITIONAL INFORMATION

(4)


--------------------------------------------------------------------------------

This page intentionally left blank.

                                                                  PROSPECTUS (5)


RYDEX BENCHMARK FUNDS
--------------------------------------------------------------------------------

NOVA FUND

URSA FUND

OTC FUND

COMMON RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

TRACKING ERROR RISK - The Advisor may not be able to cause the Funds' performance to match or exceed that of the Funds' benchmark, either on a daily or aggregate basis. Tracking error may cause the Funds' performance to be less than you expect.

(6)


NOVA FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index(TM) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Nova Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, as its primary investment strategy, the Nova Master Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Nova Master Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Nova Master Fund holds U.S. Government securities or cash equivalents. The Nova Master Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Nova Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

PERFORMANCE

The bar chart and table on the following page show the performance of the Nova Fund both year by year and as an average over different periods of time. Periods prior to October 15, 1998 represent the performance of Investor Class Shares of the Fund, which are not offered in this Prospectus. The performance of Investor Class Shares has been adjusted to reflect Advisor Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS (7)


NOVA FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

 1994       1995       1996       1997       1998       1999      2000
-5.26%     49.73%     26.64%     41.61%     34.35%     23.44%   -19.96%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -13.10%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.69% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -16.87% (QUARTER ENDED SEPTEMBER 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                    ADVISOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             -19.96%                 -10.14%
PAST FIVE YEARS                            18.94%                  16.47%
SINCE INCEPTION (07/12/93)(3)              18.72%                  15.53%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. ADVISOR CLASS SHARES WERE OFFERED BEGINNING OCTOBER 15, 1998.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Nova Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)**
   MANAGEMENT FEES .....................................................    .75%
   DISTRIBUTION (12B-1) FEES ...........................................    .25%
   OTHER EXPENSES ......................................................    .87%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.87%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND THE FEES OF THE NOVA MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
              $196          $607           $1,043           $2,255

(8)


URSA FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index(TM) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Ursa Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Ursa Master Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Master Fund invests to a significant extent in short sales of securities or futures contracts, and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Ursa Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Ursa Master Fund also may enter into repurchase agreements and sell securities short.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Master Fund is subject to a number of other risks that will affect the value of its shares.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

PERFORMANCE

The bar chart and table on the following page show the performance of the Ursa Fund both year by year and as an average over different periods of time. Periods prior to August 5, 1998 represent the performance of Investor Class Shares of the Fund, which are not offered in this Prospectus. The performance of Investor Class Shares has been adjusted to reflect Advisor Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS (9)


URSA FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

     [The following table was depicted as a bar chart in the original text.]

1994        1995       1996       1997       1998       1999       2000
3.26%    -20.61%    -12.51%    -21.37%    -19.57%    -12.89%      16.83%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 8.72%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS -10.13% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -17.06% (QUARTER ENDED DECEMBER 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   ADVISOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             16.83%                 -10.14%
FIVE YEAR                                 -9.84%                  16.47%
SINCE INCEPTION (01/07/94)(3)             -9.75%                  15.95%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 5, 1998.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Ursa Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)**
   MANAGEMENT FEES .....................................................    .90%
   DISTRIBUTION (12b-1) FEES ...........................................    .25%
   OTHER EXPENSES ......................................................    .71%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.86%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND THE FEES OF THE URSA MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
              $195          $604           $1,038           $2,244

(10)


OTC FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of the increase in value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investment in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

PERFORMANCE

The bar chart and table on the following page show the performance of the OTC Fund both year by year and as an average over different periods of time. Periods prior to September 22, 1998 represent the performance of Investor Class Shares of the Fund, which are not offered in this Prospectus. The performance of Investor Class Shares has been adjusted to reflect Advisor Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (11)


OTC FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

 1995         1996         1997         1998         1999         2000
43.54%       42.71%       21.23%       85.63%       99.56%     -38.26%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -23.28%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 51.63% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -35.07% (QUARTER ENDED DECEMBER 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   ADVISOR CLASS SHARES  NASDAQ 100 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             -38.26%                -36.84%
FIVE YEAR                                  31.67%                 32.37%
SINCE INCEPTION (02/14/94)(3)              28.13%                 29.06%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OVER-THE-COUNTER MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. ADVISOR CLASS SHARES WERE OFFERED BEGINNING SEPTEMBER 22, 1998.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the OTC Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)**
   MANAGEMENT FEES .....................................................    .75%
   DISTRIBUTION (12b-1) FEES ...........................................    .25%
   OTHER EXPENSES ......................................................    .67%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.67%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
              $175          $543           $936             $2,033

(12)


--------------------------------------------------------------------------------

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
                                                                 PROSPECTUS (13)


RYDEX SECTOR FUNDS
--------------------------------------------------------------------------------

BANKING

BASIC MATERIALS

BIOTECHNOLOGY

CONSUMER PRODUCTS

ELECTRONICS

ENERGY

ENERGY SERVICES

FINANCIAL SERVICES

HEALTH CARE

INTERNET

LEISURE

PRECIOUS METALS

REAL ESTATE

RETAILING

TECHNOLOGY

TELECOMMUNICATIONS

TRANSPORTATION

UTILITIES

COMMON RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each sector fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Funds' securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

(14)


BANKING FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that will affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK - The risk that the securities of Banking Companies that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions which could create exposure to credit losses.

PERFORMANCE

The bar chart and table on the following page show the performance of Advisor Class Shares of the Banking Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (15)


BANKING FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

   1999       2000
 -19.12%      15.30%

* THE YEAR-TO-DTE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 1.93%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 21.95% (QUARTER ENDED SEPTEMBER 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -18.44% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   ADVISOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             15.30%                 -10.14%
SINCE INCEPTION (04/01/98)                -6.58%                   6.58%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Banking Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES .....................................................    .85%
   DISTRIBUTION (12b-1) FEES ...........................................    .25%
   OTHER EXPENSES ......................................................    .63%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.73%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Banking Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
              $182          $562           $968             $2,100

(16)


BASIC MATERIALS FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that will affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

PERFORMANCE

The bar chart and table on the following page show the performance of Advisor Class Shares of the Basic Materials Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (17)


BASIC MATERIALS FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

 1999       2000
21.69%    -21.10%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 1.07%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 24.25% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -15.51% (QUARTER ENDED JUNE 30, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   ADVISOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             -21.10%                -10.14%
SINCE INCEPTION (04/14/98)                -11.92%                  6.39%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Basic Materials Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES .....................................................    .85%
   DISTRIBUTION (12b-1) FEES ...........................................    .25%
   OTHER EXPENSES ......................................................   0.98%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.08%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Basic Materials Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
              $218          $674           $1,155           $2,483

(18)


BIOTECHNOLOGY FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that will affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

SMALL ISSUER RISK - Many Biotechnology Companies are relatively small and have thinly traded equity securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns.

PERFORMANCE

The bar chart and table on the following page show the performance of Advisor Class Shares of the Biotechnology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (19)


BIOTECHNOLOGY FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

 1999     2000
95.52%   28.00%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -9.78%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 46.14% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -14.37% (QUARTER ENDED DECEMBER 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   ADVISOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             28.00%                 -10.14%
SINCE INCEPTION (04/01/98)                47.82%                   6.58%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Biotechnology Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES .....................................................    .85%
   DISTRIBUTION (12b-1) FEES ...........................................    .25%
   OTHER EXPENSES ......................................................    .64%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.74%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Biotechnology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
              $183          $566           $973             $2,111

(20)


CONSUMER PRODUCTS FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that will affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

PERFORMANCE

The bar chart and table on the following page show the performance of Advisor Class Shares of the Consumer Products Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (21)


CONSUMER PRODUCTS FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

1999      2000
1.54%   -13.44%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -7.51%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.52% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -17.40% (QUARTER ENDED MARCH 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   ADVISOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             -13.44%                -10.14%
SINCE INCEPTION (08/17/98)                 -2.82%                  8.67%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Consumer Products Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES .....................................................    .85%
   DISTRIBUTION (12b-1) FEES ...........................................    .25%
   OTHER EXPENSES ......................................................    .75%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.85%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Consumer Products Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
              $194          $601           $1,032           $2,233

(22)


ELECTRONICS FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that will affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

SMALL ISSUER RISK - Many Electronics Companies are relatively small and have thinly traded securities, may offer only one or a limited number of rapidly obsolescing products, and may have persistent losses during a new product's transition from development to production.

PERFORMANCE

The bar chart and table on the following page show the performance of Advisor Class Shares of the Electronics Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (23)


ELECTRONICS FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

  1999      2000
120.21%   -18.43%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -17.43%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 48.34% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -33.86% (QUARTER ENDED DECEMBER 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   ADVISOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             -18.43%                -10.14%
SINCE INCEPTION (04/02/98)                 34.56%                  6.58%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Electronics Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES .....................................................    .85%
   DISTRIBUTION (12b-1) FEES ...........................................    .25%
   OTHER EXPENSES ......................................................    .77%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.87%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Electronics Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
              $196          $607           $1,043           $2,255

(24)


ENERGY FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

PERFORMANCE

The bar chart and table on the following page show the performance of Advisor Class Shares of the Energy Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (25)


ENERGY FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

 1999     2000
18.02%   22.14%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -6.21%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 11.88% (QUARTER ENDED JUNE 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -1.29% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   ADVISOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             22.14%                 -10.14%
SINCE INCEPTION (05/05/98)                 7.08%                   6.54%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Energy Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES .....................................................    .85%
   DISTRIBUTION (12b-1) FEES ...........................................    .25%
   OTHER EXPENSES ......................................................   1.01%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.11%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
              $222          $683           $1,171           $2,575

(26)


ENERGY SERVICES FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

PERFORMANCE

The bar chart and table on the following page show the performance of Advisor Class Shares of the Energy Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (27)


ENERGY SERVICES FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

 1999     2000
44.21%   40.40%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -19.80%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 32.23% (QUARTER ENDED MARCH 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -4.85% (QUARTER ENDED DECEMBER 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   ADVISOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             40.40%                 -10.14%
SINCE INCEPTION (04/02/98)                -0.22%                   6.58%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Energy Services Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES .....................................................    .85%
   DISTRIBUTION (12b-1) FEES ...........................................    .25%
   OTHER EXPENSES ......................................................    .64%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.74%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Energy Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
              $183          $566           $973             $2,111

(28)


FINANCIAL SERVICES FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that will affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

PERFORMANCE

The bar chart and table on the following page show the performance of Advisor Class Shares of the Financial Services Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (29)


FINANCIAL SERVICES FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

 1999     2000
-1.46%   21.22%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -6.46%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 22.48% (QUARTER ENDED SEPTEMBER 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -16.84% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   ADVISOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             21.22%                 -10.14%
SINCE INCEPTION (04/06/98)                 2.34%                   6.14%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Financial Services Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES .....................................................    .85%
   DISTRIBUTION (12b-1) FEES ...........................................    .25%
   OTHER EXPENSES ......................................................    .64%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.74%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
              $183          $566           $973             $2,111

(30)


HEALTH CARE FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that will affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

PERFORMANCE

The bar chart and table on the following page show the performance of Advisor Class Shares of the Health Care Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (31)


HEALTH CARE FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

  1999     2000
-13.56%   30.27%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -13.32%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.80% (QUARTER ENDED JUNE 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -10.74% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   ADVISOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             30.27%                 -10.14%
SINCE INCEPTION (05/11/98)                10.46%                   6.90%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Health Care Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES .....................................................    .85%
   DISTRIBUTION (12b-1) FEES ...........................................    .25%
   OTHER EXPENSES ......................................................    .95%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.05%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
              $215          $664           $1,139           $2,450

(32)


INTERNET FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that will affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market and rapid obsolescence of products.

SMALLER COMPANY RISK - Although securities of large and well-established companies in the Internet sector will be held in the Fund's portfolio, the Fund also will invest in medium, small and/or newly-public companies which may be subject to greater share price fluctuations and declining growth, particularly in the event of rapid changes in technology and/or increased competition. Securities of those smaller and/or less seasoned companies may therefore expose shareholders of the Fund to above-average risk.

                                                                 PROSPECTUS (33)


INTERNET FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Internet Fund commenced operations on April 6, 2000. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Internet Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES .....................................................    .85%
   DISTRIBUTION (12b-1) FEES ...........................................    .25%
   OTHER EXPENSES ......................................................    .99%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.09%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
              $219          $677           $1,161           $2,493

(34)


LEISURE FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that will affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

PERFORMANCE

The bar chart and table on the following page show the performance of Advisor Class Shares of the Leisure Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (35)


LEISURE FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

1999     2000
8.36%   -23.02%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 10.27%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.61% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -12.84% (QUARTER ENDED DECEMBER 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   ADVISOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             -23.02%                -10.14%
SINCE INCEPTION (06/03/98)                 -2.14%                  7.99%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Leisure Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES .....................................................    .85%
   DISTRIBUTION (12b-1) FEES ...........................................    .25%
   OTHER EXPENSES ......................................................    .98%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.08%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Leisure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
              $218          $674           $1,155           $2,483

(36)


PRECIOUS METALS FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that will affect the value of its shares, including:

PRECIOUS METALS CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could effect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

PERFORMANCE

The bar chart and table on the following page show the performance of the Investor Class Shares of the Precious Metals Fund, which are not offered in this Prospectus, both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the Advisor Class Shares of the Fund will

                                                                 PROSPECTUS (37)


PRECIOUS METALS FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

    [The following table was depicted as a bar chart in the original text.]

  1994       1995      1996      1997      1998       1999     2000
-25.44%     11.54%    -2.62%   -37.62%   -14.42%      0.00%   -21.79%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 13.37%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 19.23% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS -32.91% (QUARTER ENDED DECEMBER 31, 1997).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   INVESTOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             -21.79%                -10.14%
PAST FIVE YEARS                           -16.47%                 16.47%
SINCE INCEPTION (12/01/93)(3)             -13.41%                 15.99%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3)   INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Precious Metals Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES .....................................................    .75%
   DISTRIBUTION (12b-1) FEES ...........................................    .25%
   OTHER EXPENSES ......................................................    .73%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.73%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
              $182          $562           $968             $2,100

(38)


REAL ESTATE FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Real Estate Fund is subject to a number of other risks that will affect the value of its shares, including:

REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

                                                                 PROSPECTUS (39)


REAL ESTATE FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Real Estate Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Real Estate Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES .....................................................    .85%
   DISTRIBUTION (12b-1) FEES ...........................................    .25%
   OTHER EXPENSES** ....................................................    .75%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.85%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
**    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Real Estate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

                           1 YEAR              3 YEARS
--------------------------------------------------------------------------------
                            $194                 $601

(40)


RETAILING FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that will affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

PERFORMANCE

The bar chart and table on the following page show the performance of Advisor Class Shares of the Retailing Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (41)


RETAILING FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

 1999      2000
12.76%   -24.55%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -1.05%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.65% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -16.62% (QUARTER ENDED JUNE 30, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   ADVISOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             -24.55%                -10.14%
SINCE INCEPTION (04/21/98)                  1.93%                  6.05%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Retailing Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES .....................................................    .85%
   DISTRIBUTION (12b-1) FEES ...........................................    .25%
   OTHER EXPENSES ......................................................   1.00%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.10%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Retailing Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
              $221          $680           $1,166           $2,504

(42)


TECHNOLOGY FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies which the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that will affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

PERFORMANCE

The bar chart and table on the following page show the performance of Advisor Class Shares of the Technology Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (43)


TECHNOLOGY FUND

FUND PERFORMANCE AND FEE INFORMATION
================================================================================

    [The following table was depicted as a bar chart in the original text.]

 1999      2000
80.13%   -39.06%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -16.37%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 39.30% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -30.88% (QUARTER ENDED DECEMBER 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   ADVISOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             -39.06%                -10.14%
SINCE INCEPTION (04/29/98)                 17.63%                  7.25%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Technology Fund.

SHAREHOLDER FEES* ......................................................    NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
   MANAGEMENT FEES .....................................................    .85%
   DISTRIBUTION (12b-1) FEES ...........................................    .25%
   OTHER EXPENSES ......................................................    .71%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.81%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
              $190          $588           $1,011           $2,189

(44)


TELECOMMUNICATIONS FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that will affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

PERFORMANCE

The bar chart and table on the following page show the performance of Advisor Class Shares of the Telecommunications Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (45)


TELECOMMUNICATIONS FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

1999                    57.93
2000                   -39.74

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -40.61%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 35.59% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -21.66% (QUARTER ENDED DECEMBER 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                 ADVISOR CLASS SHARES       S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                          -39.74%                   -10.14%
SINCE INCEPTION (04/01/98)               5.95%                     6.58%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Telecommunications Fund.

SHAREHOLDER FEES* ..........................................................
NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES .........................................................
 .85%
   DISTRIBUTION (12b-1) FEES ...............................................
 .25%
   OTHER EXPENSES ..........................................................
 .77%
TOTAL ANNUAL FUND OPERATING EXPENSES .......................................
1.87%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Telecommunications Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $196           $607          $1,043         $2,255

(46)


TRANSPORTATION FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that will affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

PERFORMANCE

The bar chart and table on the following page show the performance of Advisor Class Shares of the Transportation Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (47)


TRANSPORTATION FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

1999                   -18.83
2000                    -1.84

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -0.31%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 12.90% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -19.98% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                    ADVISOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                              -1.84%                -10.14%
SINCE INCEPTION (06/09/98)                -13.47%                  6.68%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Transportation Fund.

SHAREHOLDER FEES* ..........................................................
NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES .........................................................
 .85%
   DISTRIBUTION (12b-1) FEES ...............................................
 .25%
   OTHER EXPENSES ..........................................................
 .98%
TOTAL ANNUAL FUND OPERATING EXPENSES .......................................
2.08%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR           3 YEARS         5 YEARS       10 YEARS
--------------------------------------------------------------------------------
              $218             $674            $1,155        $2,483

(48)


UTILITIES FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that will affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Fund purchases will under perform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

                                                                 PROSPECTUS (49)


UTILITIES FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Utilities Fund commenced operations on April 3, 2000. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Utilities Fund.

SHAREHOLDER FEES* ..........................................................
None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES .........................................................
 .85%
   DISTRIBUTION (12b-1) FEES ...............................................
 .25%
   OTHER EXPENSES ..........................................................
 .99%
TOTAL ANNUAL FUND OPERATING EXPENSES .......................................
2.09%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the Utilities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $219           $677          $1,161         $2,493

(50)


U.S. GOVERNMENT MONEY MARKET FUND

FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund operates under SEC rules which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

The U.S. Government Money Market Fund is subject to the following risks that will potentially affect the value of its shares:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

PERFORMANCE

The bar chart and table below show the performance of the U.S. Government Money Market Fund both year by year and as an average over different periods of time. Periods prior to April 1, 1998 represent the performance of Investor Class Shares of the Fund, which are not offered in this Prospectus. The performance of Investor Class Shares has been adjusted to reflect Advisor Class Shares' higher expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (51)


U.S. GOVERNMENT MONEY MARKET FUND

FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

1994                     2.73
1995                     4.43
1996                     3.99
1997                     4.09
1998                     4.22
1999                     3.73
2000                     4.91

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 1.95%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.32% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS
 .50% (QUARTER ENDED MARCH 31, 1994).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                             ADVISOR CLASS SHARES   90-DAY TREASURY COMPOSITE(1)
--------------------------------------------------------------------------------
PAST ONE YEAR                        4.91%                       5.82%
PAST FIVE YEARS                      4.41%                       5.09%
SINCE INCEPTION (12/03/93)(3)        4.26%                       4.96%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE 90-DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. ADVISOR CLASS SHARES WERE OFFERED BEGINNING APRIL 1, 1998.

Yield - Call (800) 820-0888 for the Fund's current yield.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the U.S. Government Money Market Fund.

SHAREHOLDER FEES* ..........................................................
NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES .........................................................
 .50%
   DISTRIBUTION (12b-1) FEES ...............................................
 .25%
   OTHER EXPENSES ..........................................................
 .59%
TOTAL ANNUAL FUND OPERATING EXPENSES .......................................
1.34%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Advisor Class Shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
             $141           $437           $756          $1,658

(52)


MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------

INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

Each Benchmark Fund's objective is to provide investment results that match the performance of a specific benchmark on a daily basis. The current benchmark used by each Fund is set forth below:

FUND        BENCHMARK
--------------------------------------------------------------------------------
NOVA FUND   150% OF THE PERFORMANCE OF THE S&P 500 INDEX(TM) (SPX)
URSA FUND   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500 INDEX(TM) (SPX)
OTC  FUND   100% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(TM) (NDX)

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500 INDEX(TM). The S&P 500 Index(TM) is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation (S&P) on a statistical basis.

THE NASDAQ 100 INDEX(TM) The NASDAQ 100 Index(TM) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System ("NASDAQ").

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Global Advisors, the investment advisor to the Rydex Series Funds, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund is invested to achieve returns that exceed the returns of the index underlying its benchmark. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa Fund the Advisor uses short selling techniques to produce returns that move inversely to the performance of its respective index.

                                                                 PROSPECTUS (53)


--------------------------------------------------------------------------------

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market.

Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization, with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

MASTER-FEEDER INVESTMENT STRUCTURE

As discussed in its "Fund Information" section, the Nova and Ursa Funds now pursue their investment objectives indirectly by investing through what is sometimes referred to as a "master-feeder arrangement." This was accomplished by the Nova and Ursa Funds contributing all of their assets and liabilities to the Nova Master and Ursa Master Funds on July 31, 2001 and April 3, 2000, respectively, for an interest in the respective "master fund". In addition, each of the other Funds reserves the right to pursue its investment objective through a master-feeder arrangement.

Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," a separate mutual fund that has an identical investment objective, e.g., the Ursa Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

The Advisor may choose to discontinue investing through the master-feeder arrangement and manage the Fund directly if the Trust determines that doing so would be in the best interests of the shareholders.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities

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--------------------------------------------------------------------------------

convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC AND SECTOR FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the NASDAQ 100 Index(TM) -- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry than a fund that does not concentrate its investments.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange (CME), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, at the close of a trading day, a Fund may not be able to purchase or sell options or futures contracts. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

                                                                 PROSPECTUS (55)


--------------------------------------------------------------------------------

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) - The Funds may invest a percentage of their assets in leveraged instruments such as futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

      The risks associated with the Funds' use of futures and options contracts include:

      o A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

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--------------------------------------------------------------------------------

PORTFOLIO TURNOVER RATE RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET
FUND) - The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK (OTC AND SECTOR FUNDS) - The normal close of trading of securities listed on the NASDAQ and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (URSA FUND) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

FOREIGN COMPANY RISKS (SECTOR FUNDS) - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investments in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies.

SMALL ISSUER RISK (BIOTECHNOLOGY, ELECTRONICS, AND INTERNET FUNDS) - Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                 PROSPECTUS (57)


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

OPENING A NEW ACCOUNT

In order to open a new account, you will need to complete and sign an account application. To obtain an application, either call Rydex at (800) 820-0888 or
(301) 296-5100 or simply download an application directly from the Rydex Web site -- www.rydexfunds.com. Be sure to complete the application that corresponds to the type of account you are opening.

MINIMUM INVESTMENT AMOUNT

The minimum initial investment to open an account directly at Rydex is:

o $25,000 for all independently managed shareholder accounts including IRA, Roth IRA and other retirement accounts

o     $15,000 for all accounts managed by a registered investment advisor

The minimum requirement is an account minimum and may be split among the Rydex Funds in any manner you choose. Rydex, at its discretion, may accept lesser amounts in certain circumstances.

CHOOSING THE CORRECT ACCOUNT APPLICATION

There are five different account applications available depending on the type of account you would like to open. Please refer to the table below to determine which account application you should complete.

REGULAR ACCOUNTS                            RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------
ACCOUNT APPLICATION                         IRA ACCOUNT APPLICATION

  INDIVIDUAL                                   REGULAR IRA

  JOINT                                        ROLLOVER IRA

  GIFT OR TRANSFER TO MINOR (UGMA/UTMA)        SEP IRA

  TRUST                                     ROTH IRA APPLICATION

  TRUSTEE/CUSTODIAL                            ROTH IRA

  CORPORATION                                  ROTH CONVERSION IRA

  PARTNERSHIP                               403(B) APPLICATION

  SELF-DIRECTED RETIREMENT PLANS               403(B)

                                            QUALIFIED RETIREMENT
                                            PLAN APPLICATION

                                               MONEY PURCHASE PLAN

                                               PROFIT SHARING PLAN

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--------------------------------------------------------------------------------

TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR ACCOUNT APPLICATION

o Be sure to provide the social security number or tax ID number for the account to avoid a delay in processing.

o Attach the title and signature page of Trust documents when establishing a Trust account.

o When establishing an account for a Corporation, Partnership or Self-Directed Retirement Plan, please circle the correct account type to ensure proper tax reporting.

o     BE SURE TO SIGN THE APPLICATION.

SPECIAL INSTRUCTIONS FOR OPENING IRA ACCOUNTS

Due to our account minimums, you will not be able to establish a new IRA account directly with Rydex. To move your existing IRA account to Rydex, you must transfer an existing IRA (or multiple IRAs, if necessary) to meet our minimum requirements. You may do so by requesting a direct rollover, trustee-to-trustee transfer or a 60-day rollover. AN IRA ACCOUNT APPLICATION MUST ACCOMPANY YOUR INITIAL CHECK OR THE INITIAL ROLLOVER/TRANSFER PAPERWORK DISCUSSED BELOW.

DIRECT ROLLOVER: Converting a Qualified Retirement or Pension Plan to an IRA account

o     Complete the IRA DIRECT ROLLOVER REQUEST FORM.

TRUSTEE-TO-TRUSTEE TRANSFER: Transferring an IRA account directly from your current custodian to Rydex

o     Complete the IRA TRANSFER REQUEST FORM.

60-DAY ROLLOVER: Transferring an IRA account from one custodian to another without completing the receiving firm's transfer paperwork

o Request a redemption check from your current IRA custodian and send a check for the entire amount to Rydex within 60 days to avoid tax consequences.

TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR IRA ACCOUNT APPLICATION

IRA ACCOUNT APPLICATION

o     Circle the type of IRA account you are opening.

      REGULAR IRA: A traditional IRA account-transferring assets from an existing IRA
      ROLLOVER IRA: An IRA that was previously rolled into an IRA from another type of qualified plan (403b, 401k, etc.)
      SEP IRA: A Simplified Employee Pension Plan for self-employed individuals

o If you are transferring assets directly from another custodian, indicate the estimated dollar amount (to the nearest thousand) of the IRA account you are transferring.

                                                                 PROSPECTUS (59)


--------------------------------------------------------------------------------

o When selecting a Rydex Fund(s) for your initial deposit, specify the dollar amount or percentage next to the Rydex Fund(s) that you would like to invest in.

o     BE SURE TO SIGN THE APPLICATION.

IRA DIRECT ROLLOVER AND IRA TRANSFER REQUEST FORMS

o     Include all of all account numbers that are to be transferred to Rydex.

o     Provide a telephone number for your current custodian.

o     Indicate whether you would like a complete or partial transfer.

o If you are transferring shares of a Rydex Fund in-kind from your current custodian, please indicate the Rydex Fund name or symbol that you are transferring.

o Call your current custodian to determine if they require a signature guarantee.

BUYING FUND SHARES
--------------------------------------------------------------------------------

Shares of the Rydex Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). You may buy shares by any of the methods described below:

BY MAIL

INITIAL PURCHASE

Complete the account application that corresponds to the type of account you are opening.

o     Make sure to indicate your initial investment selection.

o     Make sure your investment meets the Minimum Investment Requirement.

Make your check payable to RYDEX SERIES FUNDS.

o Indicate the name of the fund you would like to purchase on your check. IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

SUBSEQUENT PURCHASES

Complete the "deposit ticket" included on your confirmation statement or send a letter of instruction that includes your name, shareholder account number and the Fund designation for your investment. o There are no minimum requirements for subsequent purchases.

Make your check payable to RYDEX SERIES FUNDS.

o Indicate the name of the fund you would like to purchase on your check. IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

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--------------------------------------------------------------------------------

Mail your application (for initial purchases) or your deposit ticket or other instructions (for subsequent purchases) and check to:

                                   Rydex Funds
                                 Attn: Ops. Dept
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850

BY WIRE

Obtain an account number by completing the account application that corresponds to the type of account you are opening and faxing or mailing it to Rydex. Rydex's fax number is (301) 296-5103. Then wire funds using the instructions below.

o     Make sure your investment meets the Minimum Investment Requirement.

o     There are no minimum requirements for subsequent purchases.

To obtain "same-day credit" (to get that Business Day's share price) for your purchase, you MUST call Rydex at (800) 820-0888 and provide the following information prior to the purchase cut-off time of the Fund you are purchasing:

o     Account Number

o     Fund Name

o     Amount of Wire

o     Fed Wire Reference Number (initial purchase only)

You will receive a confirmation number to verify that your purchase order has been accepted.

IF YOU DO NOT CALL RYDEX TO NOTIFY US OF THE INCOMING WIRE, YOUR PURCHASE ORDER CANNOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.


WIRE INSTRUCTIONS

Firstar Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Series Funds
Account Number: 48038-9030
[Your Name]
[Your shareholder account number & Fund choice]

o IF YOU DO NOT CHOOSE A SPECIFIC RYDEX FUND IN YOUR WIRE INSTRUCTIONS, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

o IF YOUR PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE FUND INCURS.

                                                                 PROSPECTUS (61)


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GENERAL INFORMATION ABOUT BUYING SHARES

Initial applications and investments, as well as subsequent investments, in the Funds must be received by the Funds' transfer agent, on any Business Day, before the cut-off times (shown below) to be processed at that Business Day's NAV. The cut-off times allow the Funds' transfer agent to ensure that your order request contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

FUND                                   CUT-OFF TIME (ET)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET           1:00 P.M. AND 4:00 P.M.

ALL SECTOR FUNDS                       3:30 P.M.*

NOVA                                   3:45 P.M.

URSA                                   3:45 P.M.

OTC                                    3:45 P.M.


* FOR INTERNET TRANSACTIONS IN THE SECTOR FUNDS, THE CUT-OFF TIME IS 3:45 P.M. SEE ADDITIONAL INFORMATION ABOUT EXCHANGES.

Investments in Advisor Class Shares of the Funds may be made only through intermediaries or securities dealers who have the responsibility to transmit orders promptly. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions and may have earlier cut-off times for purchases. For more information about how to purchase shares through an intermediary, you should contact that intermediary directly.

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SELLING FUND SHARES
--------------------------------------------------------------------------------

Shares of the Rydex Funds are redeemed continuously. Investors may sell their shares back to the Funds on any Business Day by any of the methods described below:

HOW TO REDEEM BY LETTER

Send a letter of instruction that includes:

o     Your name

o     Your account number

o     The Fund name

o     The dollar amount or number of shares you would like to sell

o     Method of payment (Check or Wire)

o     Signature of account owner(s)

INDICATE WHETHER OR NOT YOU WOULD LIKE TAXES WITHHELD FROM YOUR DISTRIBUTION (RETIREMENT ACCOUNTS ONLY).

You may send a redemption request by:

o     Mail                            o     Fax
      Rydex Funds                           (301) 296-5103
      Attn: Ops. Dept
      9601 Blackwell Road, Suite 400
      Rockville, MD 20850

HOW TO REDEEM BY PHONE

o Call Rydex at (800) 820-0888 or (301) 296-5100 prior to the above specified cut-off times. Rydex is open on each Business Day from 8:30 a.m. to 5:30 p.m., Eastern Time.

o     Give the representative the following information:

      - Your name

      - Your account number

      - The Fund name

      - The dollar amount or number of shares you would like to sell

      - Method of payment (check or wire)

THE REPRESENTATIVE WILL PROVIDE YOU A CONFIRMATION NUMBER FOR YOUR REDEMPTION. PLEASE RETAIN IT FOR YOUR RECORDS.

                                                                 PROSPECTUS (63)


--------------------------------------------------------------------------------

THINGS TO KNOW

o You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption request.

o Distributions from tax-qualified retirement plans may have adverse tax consequences. You should consult your tax advisor before redeeming shares and making distributions from your tax-qualified account. All redemptions from IRA, Roth IRA and 403(b) Accounts must be in writing.

o A redemption may not reduce your total account balance below the minimum account requirement.

o All redemptions will be mailed to the address of record or wired to the account of record.

o If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, the redemption request must be in writing and must include a signature guarantee.

o You may request overnight mail service for an additional fee. If your address of record is a P.O. Box, overnight mail service is not allowed.

o If you send a redemption request by fax, you should call Rydex at (800) 820-0888 to verify that your fax was received.

o REDEMPTION REQUESTS MAY ONLY BE MADE BY THE REGISTERED OWNER OR BY AN INDIVIDUAL WHO HAS BEEN GIVEN WRITTEN AUTHORIZATION (BY THE OWNER) TO TRADE THE ACCOUNT.

Your redemption proceeds normally will be sent within five Business Days of the transfer agent receiving your request.

FOR INVESTMENTS MADE BY CHECK (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

(64)


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ABOUT SELLING SHARES

REDEEMING SHARES THROUGH AN INTERMEDIARY

If you hold shares through an intermediary, you must follow your intermediary's rules for redemptions. Each intermediary has its own rules about share transactions and may have earlier cut-off times than those listed in this Prospectus. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. For more information about how to redeem shares through an intermediary, you should contact that intermediary directly.

REDEEMING SHARES BY CHECKWRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing checks for $100 or more on your existing account. The checks may be made payable to any person or entity and your account will continue to earn dividends until the check clears. If your U.S. Government Money Market Fund's balance is insufficient to cover the amount of your check, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the check.

You can obtain a checkwriting application by calling 800-820-0888 or downloading one from www.rydexfunds.com. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a check to close your account. There is no fee for the checkwriting privilege, but if payment on a check is stopped upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your check for payment. The Funds may suspend the checkwriting privilege at any time.

SUSPENSION OF REDEMPTIONS

With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Advisor Class Shares of any Rydex Fund for Advisor Class Shares of any other Rydex Fund, on the basis of the respective net asset values of the shares involved.

To exchange your shares, you need to provide the following information to the transfer agent by telephone, fax or mail:

o     Account name.

o     Account number (or your taxpayer identification number).

                                                                 PROSPECTUS (65)


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o     Names of the Rydex Funds involved in the exchange transaction.

o Exchange amount in dollars, shares, or the percentage moving from one Fund to another.

ADDITIONAL INFORMATION ABOUT EXCHANGES

o Rydex offers unlimited trading. You may make exchanges every Business Day if you wish.

o The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

o Exchange requests are processed at the NAV next determined after their receipt by the Funds. Exchange requests received by the transfer agent before the cut-off times specified below will be processed and communicated to the Funds in time for that Business Day's determination of NAV.

o     The exchange privilege may be modified or discontinued at any time.

o You may also exchange shares of the U.S. Government Money Market Fund for any of the Rydex Dynamic Funds, which are separate mutual funds offered through a separate prospectus. If you are contemplating an exchange for shares of the Rydex Dynamic Funds or any other Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Fund before making the exchange.

o You may obtain a prospectus for any Rydex Fund not described in this Prospectus from the Rydex Web site -- www.rydexfunds.com -- or by calling
      (800) 820-0888 or (301) 296-5100.

o The Funds may allow shareholders to exchange shares electronically using the Rydex Web site. You should follow the procedures described on the Rydex Web site for all electronic exchanges. By using this option, you can transmit your exchange requests directly to the Funds' transfer agent. You should review the instructions on the Rydex Web site for more information regarding procedures for and availability of electronic exchanges.

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RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

FOR ALL SHAREHOLDERS

NAV DETERMINATION

The price at which you buy (and sell) shares is the net asset value. NAV is calculated by:

o     Taking the current market value of a Fund's total assets

o     Subtracting the liabilities

o     Dividing that amount by the total number of shares owned by shareholders.

For most Rydex Funds, NAV is calculated each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time). The NAV of the U.S. Government Money Market Fund is determined twice each Business Day, first at 1:00 p.m., Eastern Time and again at 4:00 p.m., Eastern Time. To receive the current Business Day's dividend, the transfer agent must receive your purchase order for shares of the U.S. Government Money Market Fund before 1:00 p.m., Eastern Time. If the exchange or market where a Fund's securities or other investments are primarily traded closes early, (such as on days in advance of holidays generally observed by participants in these markets), the NAV may be calculated earlier.

EARLY FUND CUT-OFF TIMES

On any day that the NAV is calculated earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which purchase and redemption orders must be received.

ADDITIONAL RIGHTS RESERVED BY THE TRUST

In addition to any rights that the Trust has reserved elsewhere in this Prospectus, Rydex reserves the right to do any of the following at any time, with or without prior notice to you:

o     Modify minimum account requirements.

o     Reject or refuse, in whole or in part, any purchase order for Fund shares.

o     Modify or discontinue the exchange privilege.

o     Add or change fees charged for special services.

LOW BALANCE ACCOUNTS

Due to the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance across all Funds drops below the required minimum, the Trust reserves the right to redeem your remaining shares without any additional notification to you.

                                                                 PROSPECTUS (67)


--------------------------------------------------------------------------------

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex Web site at www.rydexfunds.com or call (800) 820-0888 or (301) 296-5100. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk-free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of Web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediary make exchange requests by telephone or Internet, you will generally bear the risk of any loss. If you are unable to reach the Trust by Internet or telephone by calling (800) 820-0888 or (301) 296-5100, you may want to try to reach the Trust by other means.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmation of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing. The transfer agent may allow you to choose to receive your confirmation either by mail or electronically.

ELECTRONIC COMMUNICATIONS

You may consent to receive all communications (such as trade confirmations, prospectuses and shareholder reports, etc.) from the Funds through the Rydex Web site or other electronic means. If you consent to receive electronic communications from Rydex, you may print a copy for your records. Shareholders who consent to receive communications electronically must:

o     Have and maintain access to the Rydex Web site.

o     Provide Rydex with a valid and current e-mail address.

o Notify Rydex immediately if they no longer have access, change their e-mail address or wish to revoke consent.

You may revoke your consent to receive electronic confirmations and other communications from the Funds through the Rydex Web site or other electronic means at any time by informing the transfer agent in writing. For more information follow the instructions on the Rydex Web site.

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--------------------------------------------------------------------------------

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o     $15 for wire transfers of redemption proceeds under $5,000.

o     $50 on purchase checks returned for insufficient or uncollectible funds.

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date.

o $15 for standard overnight packages (fee may be higher for special delivery options).

o     $25 for bounced draft checks or ACH transactions.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DISTRIBUTION AND SHAREHOLDER
--------------------------------------------------------------------------------

SERVICES PLAN

The Funds have adopted a Distribution and Shareholder Services Plan (the "Plan") applicable to Advisor Class Shares that allows the Funds to pay distribution and service fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed .25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

DIVIDENDS and DISTRIBUTIONS
--------------------------------------------------------------------------------

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly and the Real Estate Fund, which declares and pays dividends quarterly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

                                                                 PROSPECTUS (69)


--------------------------------------------------------------------------------

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends you receive from the Funds will be taxed as ordinary income.

o Any capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

o Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is

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--------------------------------------------------------------------------------

treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions, if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

TAX CONSIDERATIONS RELATED TO THE REAL ESTATE FUND

It is possible that a significant portion of the dividends paid by REITs may represent a "return of capital." Consequently, a portion of the Real Estate Fund's distributions may also represent a return of capital. Returns of capital distributions are not taxable to you, but you must deduct them from the cost of basis of your investment in the Fund. Returns of capital are listed as "nontaxable distributions" on Form 1099-DIV.

It is possible that one or more of the Fund's REIT investments may not indicate what portion of their dividends represent return of capital in time for the Fund to meet its January 31 deadline for sending 1099-DIV forms to investors. In this event, to ensure that you receive accurate and complete tax information, we will send your 1099-DIV for the Fund in February (subject to IRS approval).

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Global Advisors, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust

                                                                 PROSPECTUS (71)


--------------------------------------------------------------------------------

and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2001, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
NOVA                                                                    .75%

URSA**                                                                  .90%

OTC                                                                     .75%

SECTOR FUNDS*                                                           .85%

U.S. GOVERNMENT MONEY MARKET                                            .50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

* THE PRECIOUS METALS AND REAL ESTATE FUNDS HAD NOT COMMENCED OPERATIONS AS OF MARCH 31, 2001. FIGURE REPRESENTS CONTRACTUAL FEE AMOUNT FOR CURRENT FISCAL YEAR.

**    THE ADVISORY FEES PAID REPRESENT THE FEES PAID AT THE MASTER FUND LEVEL.

PORTFOLIO MANAGERS

MICHAEL P. BYRUM, CFA, Chief Investment Officer, has been associated with Rydex since the Advisor was founded in 1993, and since that time played a key role in the development of the firm's investment strategy and product offerings. As Senior Portfolio Manager, he was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment advisor to Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

CHARLES J. TENNES, Director of Portfolio, joined Rydex in 1999 as Senior Portfolio Manager for the Rydex International Funds, and was part of the team that developed the Mekros Fund and the four Rydex Dynamic Funds. He was named Senior Vice President in 2000 and Director of Portfolio in 2001. From 1991 to 1997, Mr. Tennes was Chief Operating Officer for GIT Investment Funds, where he managed an emerging markets equity fund that invested in more than 30 countries. From 1997 to 1999 he worked as a consultant on privatization in Eastern Europe. He holds a master's degree in international commerce from George Mason University.

An investment team supervised by Mr. Byrum and Mr. Tennes manages each of the Rydex Funds.

                                  (72) & (73)


NOVA FUND & URSA FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past two years. Certain information reflects financial results for a single Nova Fund or Ursa Fund Advisor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                                          NOVA
FUND                                  URSA FUND
--------------------------------------------------------------------------------
----------------------------------------------

                                                     YEAR         YEAR
PERIOD           YEAR         YEAR         PERIOD
                                                    ENDED        ENDED
ENDED          ENDED        ENDED          ENDED
                                                MARCH 31,    MARCH 31,    MARCH
31,      MARCH 31,    MARCH 31,      MARCH 31,
                                                     2001         2000
1999*           2001         2000          1999*
--------------------------------------------------------------------------------
----------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE--BEGINNING OF PERIOD               $41.63       $34.78
$26.91          $7.61        $8.62         $10.25
                                                  -------     --------
-------         ------       ------         ------
  Net Investment Income (Loss)+                       .16          .31
(.11)            .43          .30            .21
  Net Realized and Unrealized Gains (Losses)
    on Securities                                 (15.27)         6.55
8.39           2.28       (1.25)         (1.81)
                                                  -------     --------
-------         ------       ------         ------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                     (15.11)         6.86
8.28           2.71        (.95)         (1.60)
  Distributions to Shareholders from:
    Net Investment Income                              --        (.01)
--          (.06)        (.06)         (0.03)
    In Excess of Current Period
       Net Investment Income                           --           --
(.41)             --           --             --
                                                  -------     --------
-------         ------       ------         ------
  Net Increase (Decrease) in Net Asset Value      (15.11)         6.85
7.87           2.65       (1.01)         (1.63)
                                                  -------     --------
-------         ------       ------         ------
NET ASSET VALUE--END OF PERIOD                     $26.52       $41.63
$34.78         $10.26        $7.61          $8.62
                                                  =======     ========
=======         ======       ======         ======
TOTAL INVESTMENT RETURN                          (36.30)%       19.74%
31.03%         35.70%     (11.03)%       (15.68)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                    1.87%        1.71%
1.60%**          0.91%        1.84%        1.86%**
  Net Expenses                                      1.87%        1.70%
1.58%**          0.91%        1.83%        1.85%**
  Net Investment Income (Loss)                      0.45%        0.87%
(0.70)%**          4.92%        3.51%        2.96%**

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                         117%         311%
445%             --           --             --
  Net Assets, End of Year (000's omitted)         $38,184     $113,248
$36,187         $2,860       $4,553         $3,073
--------------------------------------------------------------------------------
----------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

* SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 15, 1998--NOVA FUND; AUGUST 5, 1998--URSA FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. THE URSA FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

                                  (74) & (75)


U.S. GOVERNMENT MONEY MARKET FUND & OTC FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past two years. Certain information reflects financial results for a single U.S. Government Money Market Fund or OTC Fund Advisor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                    U.S. GOVERNMENT MONEY MARKET
FUND                                      OTC FUND
--------------------------------------------------------------------------------
----------------------------------------------------

                                                      YEAR         YEAR
PERIOD             YEAR           YEAR        PERIOD
                                                     ENDED        ENDED
ENDED            ENDED          ENDED         ENDED
                                                 MARCH 31,    MARCH 31,
MARCH 31,        MARCH 31,      MARCH 31,     MARCH 31,
                                                      2001         2000
1999*             2001         2000++       1999++*
--------------------------------------------------------------------------------
----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                 $1.00        $1.00
$1.00           $32.16         $15.86        $10.17
                                                  --------     --------
--------          -------       --------        ------
  Net Investment Income (Loss)+                        .05          .04
 .04            (.35)          (.33)         (.10)
  Net Realized and Unrealized Gains (Losses)
    on Securities                                       --           --
  --          (20.60)          16.78          5.88
                                                  --------     --------
--------          -------       --------        ------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                          .05          .04
 .04          (20.95)          16.45          5.78
  Distributions to Shareholders from:
    Net Investment Income                            (.05)        (.04)
(.04)               --             --            --
    Net Realized Capital Gains                          --           --
  --            (.17)          (.15)         (.09)
                                                  --------     --------
--------          -------       --------        ------
  Net Increase (Decrease) in Net Asset Value            --           --
  --          (21.12)          16.30          5.69
                                                  --------     --------
--------          -------       --------        ------
NET ASSET VALUE--END OF PERIOD                       $1.00        $1.00
$1.00           $11.04         $32.16        $15.86
                                                  ========     ========
========          =======       ========        ======
TOTAL INVESTMENT RETURN                              4.99%        3.94%
4.02%         (65.40)%        104.26%        57.20%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                     1.34%        1.41%
1.34%**            1.67%          1.62%       1.49%**
  Net Expenses                                       1.34%        1.40%
1.33%**            1.66%          1.61%       1.47%**
  Net Investment Income (Loss)                       4.87%        3.85%
3.83%**          (1.50)%        (1.47)%     (1.31%)**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                            --           --
  --             228%           385%          773%
  Net Assets, End of Year (000's omitted)         $451,796     $212,181
$321,581          $36,836       $113,948        $6,893
--------------------------------------------------------------------------------
----------------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 AND MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 3:1 STOCK SPLIT EFFECTIVE APRIL 14, 2000.

* SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 22, 1998--OTC FUND; APRIL 1, 1998--U.S. GOVERNMENT MONEY MARKET FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                   (76) & (77)


ENERGY FUND & FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Advisor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.


                                          FINANCIAL

ENERGY FUND                              SERVICES FUND
--------------------------------------------------------------------------------
----------------------------------------------------

                                                         YEAR          YEAR
    YEAR         YEAR          YEAR         PERIOD
                                                        ENDED         ENDED
   ENDED        ENDED         ENDED          ENDED
                                                    MARCH 31,     MARCH 31,
MARCH 31,    MARCH 31,     MARCH 31,      MARCH 31,
                                                         2001          2000
   1999*         2001          2000          1999*
--------------------------------------------------------------------------------
----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                   $10.84         $9.01
  $10.07        $9.42         $9.95         $10.47
                                                       ------        ------
---------      -------      --------        -------
  Net Investment Income (Loss)+                         (.03)           .15
   (.14)          .01         (.05)          (.05)
  Net Realized and Unrealized Gains (Losses)
    on Securities                                         .52          1.68
   (.92)          .46         (.47)          (.47)
                                                       ------        ------
---------      -------      --------        -------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                             .49          1.83
  (1.06)          .47         (.52)          (.52)
  Distributions to Shareholders from
    Net Realized Capital Gains                             --            --
      --           --         (.01)             --
                                                       ------        ------
---------      -------      --------        -------
  Net Increase (Decrease) in Net Asset Value              .49          1.83
  (1.06)          .47         (.53)          (.52)
                                                       ------        ------
---------      -------      --------        -------
NET ASSET VALUE--END OF PERIOD                         $11.33        $10.84
   $9.01        $9.89         $9.42          $9.95
                                                       ======        ======
=========      =======      ========        =======
TOTAL INVESTMENT RETURN                                 4.52%        20.31%
(10.53)%        4.99%       (5.19)%        (4.97)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                        2.11%         2.06%
 1.99%**        1.74%         2.29%        2.13%**
  Net Expenses                                          2.11%         2.05%
 1.98%**        1.73%         2.28%        2.12%**
Net Investment Income (Loss)                          (0.26)%         1.45%
(1.75)%**        0.05%       (0.64)%      (0.60)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                           1,707%        2,854%
  6,070%       1,271%        2,770%         7,269%
  Net Assets, End of Period (000's omitted)            $4,269        $4,432
    $609      $30,627      $129,760        $21,387
--------------------------------------------------------------------------------
----------------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 5, 1998--ENERGY FUND; APRIL 6, 1998--FINANCIAL SERVICES FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                  (78) & (79)


HEALTH CARE FUND & TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Advisor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                                       HEALTH
CARE FUND                        TECHNOLOGY FUND
--------------------------------------------------------------------------------
----------------------------------------------

                                                        YEAR         YEAR
PERIOD         YEAR         YEAR       PERIOD
                                                       ENDED        ENDED
 ENDED        ENDED        ENDED        ENDED
                                                   MARCH 31,    MARCH 31,
MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                        2001         2000
 1999*         2001         2000        1999*
--------------------------------------------------------------------------------
----------------------------------------------
PER SHARE OPERATING PERFORMANCE:
--------------------------------------------------------------------------------
----------------------------------------------

NET ASSET VALUE--BEGINNING OF PERIOD                  $10.12       $11.37
 $9.93       $31.20       $16.90       $10.84
                                                    --------     --------
---------     --------      -------    ---------
  Net Investment Loss+                                 (.11)        (.15)
 (.18)        (.31)        (.37)        (.20)
  Net Realized and Unrealized Gains (Losses)
    on Securities                                       1.05       (1.09)
  1.62      (18.40)        14.67         6.26
                                                    --------     --------
---------     --------      -------    ---------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                            .94       (1.24)
  1.44      (18.71)        14.30         6.06
  Distributions to Shareholders from
    Net Realized Capital Gains                            --        (.01)
    --           --           --           --
                                                    --------     --------
---------     --------      -------    ---------
  Net Increase (Decrease) in Net Asset Value             .94       (1.25)
  1.44      (18.71)        14.30         6.06
                                                    --------     --------
---------     --------      -------    ---------
NET ASSET VALUE--END OF PERIOD                        $11.06       $10.12
$11.37       $12.49        31.20       $16.90
                                                    ========     ========
=========     ========      =======    =========
TOTAL INVESTMENT RETURN                                9.29%     (10.95)%
14.50%     (59.97)%       84.62%       55.90%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                       2.05%        2.16%
2.24%**        1.81%        1.89%      2.18%**
  Net Expenses                                         2.04%        2.15%
2.23%**        1.81%        1.89%      2.17%**
  Net Investment Loss                                (0.98)%      (1.51)%
(1.96)%**      (1.48)%      (1.60)%    (1.78)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                          1,399%       4,850%
4,465%       2,202%       4,929%       4,598%
  Net Assets, End of Period (000's omitted)          $24,444       $1,741
   $24      $20,450      $32,537       $2,269
--------------------------------------------------------------------------------
----------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 11, 1998--HEALTH CARE FUND; APRIL 29, 1998--TECHNOLOGY FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                   (80) & (81)


BASIC MATERIALS FUND & CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Advisor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                                    BASIC
MATERIALS FUND                 CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------
-----------------------------------------------

                                                      YEAR           YEAR
 PERIOD         YEAR         YEAR       PERIOD
                                                     ENDED          ENDED
  ENDED        ENDED        ENDED        ENDED
                                                 MARCH 31,      MARCH 31,
MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                      2001           2000
  1999*         2001         2000        1999*
--------------------------------------------------------------------------------
-----------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                 $7.93          $7.72
 $10.56        $7.50        $9.70        $8.73
                                                  --------        -------
--------      -------     --------    ---------
  Net Investment Income (Loss)+                        .05          (.01)
    .13           --        (.08)        (.08)
  Net Realized and Unrealized Gains (Losses)
    on Securities                                   (1.05)            .22
 (2.97)        (.42)       (1.77)         1.05
                                                  --------        -------
--------      -------     --------    ---------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                       (1.00)            .21
 (2.84)        (.42)       (1.85)          .97
  Distributions to Shareholders from
    Net Realized Capital Gains                          --             --
     --           --        (.35)           --
                                                  --------        -------
--------      -------     --------    ---------
  Net Increase (Decrease) in Net Asset Value        (1.00)            .21
 (2.84)        (.42)       (2.20)          .97
                                                  --------        -------
--------      -------     --------    ---------
NET ASSET VALUE--END OF PERIOD                       $6.93          $7.93
  $7.72        $7.08        $7.50        $9.70
                                                  ========        =======
========      =======     ========    =========
TOTAL INVESTMENT RETURN                           (12.61)%          2.72%
(26.89)%      (5.60)%     (19.76)%       11.11%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                     2.08%          2.01%
1.96%**        1.85%        2.13%      2.05%**
  Net Expenses                                       2.07%          2.00%
1.95%**        1.84%        2.13%      2.04%**
  Net Investment Income (Loss)                       0.71%        (0.10)%
1.25%**        0.02%      (1.01)%    (1.38)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                        2,600%         3,641%
 5,704%       1,907%       5,466%       1,255%
  Net Assets, End of Period (000's omitted)           $238         $5,082
   $688      $18,104       $3,135      $20,952
--------------------------------------------------------------------------------
-----------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 14, 1998--BASIC MATERIALS FUND; AUGUST 17, 1998--CONSUMER PRODUCTS FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                   (82) & (83)


LEISURE FUND & RETAILING FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Advisor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.


LIESURE FUND                           RETAILING FUND
--------------------------------------------------------------------------------
---------------------------------------------------

                                                           YEAR         YEAR
   PERIOD         YEAR         YEAR         PERIOD
                                                          ENDED        ENDED
    ENDED        ENDED        ENDED          ENDED
                                                      MARCH 31,    MARCH 31,
MARCH 31,    MARCH 31,    MARCH 31,      MARCH 31,
                                                           2001         2000
    1999*         2001         2000          1999*
--------------------------------------------------------------------------------
---------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                     $10.94       $11.16
    $9.35       $13.18       $13.50         $10.01
                                                       --------      -------
 --------     --------      -------      ---------
  Net Investment Loss+                                    (.17)        (.14)
    (.12)        (.16)        (.33)          (.15)
  Net Realized and Unrealized Gains on Securities        (2.46)          .02
     1.93       (2.85)          .12           3.64
                                                       --------      -------
 --------     --------      -------      ---------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                            (2.63)        (.12)
     1.81       (3.01)        (.21)           3.49
  Distributions to Shareholders from
    Net Realized Capital Gains                               --        (.10)
       --           --        (.11)             --
                                                       --------      -------
 --------     --------      -------      ---------
  Net Increase (Decrease) in Net Asset Value             (2.63)        (.22)
     1.81       (3.01)        (.32)           3.49
                                                       --------      -------
 --------     --------      -------      ---------
NET ASSET VALUE--END OF PERIOD                            $8.31       $10.94
   $11.16       $10.17       $13.18         $13.50
                                                       ========      =======
 ========     ========      =======      =========
TOTAL INVESTMENT RETURN                                (24.04)%      (1.06)%
   19.36%     (22.84)%      (1.52)%         34.87%
RATIOS TO AVERAGE NET ASSETS:

  Gross Expenses                                          2.08%        2.08%
  2.23%**        2.10%        2.10%        1.95%**
  Net Expenses                                            2.07%        2.08%
  2.22%**        2.09%        2.09%        1.94%**
  Net Investment Loss                                   (1.77)%      (1.32)%
(1.95)%**      (1.49)%      (2.69)%      (1.37)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                             2,756%       5,734%
   5,581%       3,062%       2,537%         3,243%
  Net Assets, End of Period (000's omitted)             $18,299      $18,559
       $8      $11,286      $91,740           $337
--------------------------------------------------------------------------------
---------------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 3, 1998--LEISURE FUND; APRIL 21, 1998--RETAILING FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                   (84 & (85)


TELECOMMUNICATIONS FUND & TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Advisor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.


TELECOMMUNICATIONS FUND                        TRANSPORTATION FUND
--------------------------------------------------------------------------------
--------------------------------------------------

                                                      YEAR          YEAR
PERIOD          YEAR           YEAR        PERIOD
                                                     ENDED         ENDED
 ENDED         ENDED          ENDED         ENDED
                                                 MARCH 31,     MARCH 31,
MARCH 31,     MARCH 31,      MARCH 31,     MARCH 31,
                                                      2001          2000
 1999*          2001           2000         1999*
--------------------------------------------------------------------------------
--------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                $20.13        $12.91
$10.00         $6.16          $7.95         $9.26
                                                  --------       -------
---------       -------       --------     ---------
  Net Investment Loss+                               (.18)         (.19)
 (.03)         (.01)             --         (.10)
  Net Realized and Unrealized Gains (Losses)
    on Securities                                  (12.09)          7.42
  2.94           .04         (1.79)        (1.21)
                                                  --------       -------
---------       -------       --------     ---------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                      (12.27)          7.23
  2.91           .03         (1.79)        (1.31)
  Distributions to Shareholders from
    Net Realized Capital Gains                          --         (.01)
    --            --             --            --
                                                  --------       -------
---------       -------       --------     ---------
  Net Increase (Decrease) in Net Asset Value       (12.27)          7.22
  2.91           .03         (1.79)        (1.31)
                                                  --------       -------
---------       -------       --------     ---------
NET ASSET VALUE--END OF PERIOD                       $7.86        $20.13
$12.91         $6.19          $6.16         $7.95
                                                  ========       =======
=========       =======       ========     =========
TOTAL INVESTMENT RETURN                           (60.95)%        55.98%
29.10%          .49%       (22.52)%      (14.15)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                     1.87%         2.05%
2.35%**         2.08%          1.34%       2.08%**
  Net Expenses                                       1.86%         2.05%
2.34%**         2.08%          1.33%       2.07%**
  Net Investment Loss                              (1.24)%       (1.14)%
(0.27)%**       (0.16)%        (0.08)%     (1.38)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                        1,273%        1,555%
2,788%        1,293%         1,970%        7,583%
  Net Assets, End of Period (000's omitted)        $19,154        $3,449
$1,929          $233        $87,189            $4
--------------------------------------------------------------------------------
--------------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--TELECOMMUNICATIONS FUND; JUNE 9, 1998--TRANSPORTATION FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                   (86) & (87)


ENERGY SERVICES FUND & BANKING FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Advisor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                                  ENERGY
SERVICES FUND                               BANKING FUND
--------------------------------------------------------------------------------
-------------------------------------------------

                                                     YEAR          YEAR
PERIOD         YEAR           YEAR         PERIOD
                                                    ENDED         ENDED
ENDED        ENDED          ENDED          ENDED
                                                MARCH 31,     MARCH 31,
MARCH 31,    MARCH 31,      MARCH 31,      MARCH 31,
                                                     2001          2000
1999*         2001           2000          1999*
--------------------------------------------------------------------------------
-------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                $9.23         $6.01
$9.86        $7.24          $8.74         $10.00
                                                  -------       -------
---------      -------       --------       --------
  Net Investment Income (Loss)+                     (.11)         (.11)
(.09)          .13            .01            .03
  Net Realized and Unrealized Gains (Losses)
    on Securities                                   (.13)          3.33
(3.76)          .76         (1.51)         (1.29)
                                                  -------       -------
---------      -------       --------       --------
  Net Increase (Decrease) in Net Asset Value
    Resulting from Operations                       (.24)          3.22
(3.85)          .89         (1.50)         (1.26)
  Net Increase (Decrease) in Net Asset Value        (.24)          3.22
(3.85)          .89         (1.50)         (1.26)
                                                  -------       -------
---------      -------       --------       --------
NET ASSET VALUE--END OF PERIOD                      $8.99         $9.23
$6.01         $8.13          $7.24          $8.74
                                                  =======       =======
=========      =======       ========       ========
TOTAL INVESTMENT RETURN                           (2.60)%        53.58%
(39.05)%       12.29%       (17.16)%       (12.60)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                    1.74%         2.20%
2.05%**        1.73%          2.06%        2.08%**
  Net Expenses                                      1.73%         2.20%
2.04%**        1.73%          2.05%        2.08%**
  Net Investment Income (Loss)                    (1.17)%       (1.49)%
(1.66)%**        1.68%          0.07%        0.28%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                         944%        1,794%
3,170%       1,394%         3,829%        11,211%
  Net Assets, End of Period (000's omitted)        $2,879       $34,524
$22,323      $20,378        $17,872             $2
--------------------------------------------------------------------------------
-------------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 2, 1998--ENERGY SERVICES FUND; APRIL 1, 1998--BANKING FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                   (88) & (89)


BIOTECHNOLOGY FUND & ELECTRONICS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Advisor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                                   BIOTECHNOLOGY
FUND                      ELECTRONICS FUND
--------------------------------------------------------------------------------
-------------------------------------------

                                                       YEAR         YEAR
PERIOD         YEAR         YEAR      PERIOD
                                                      ENDED        ENDED
ENDED        ENDED        ENDED       ENDED
                                                  MARCH 31,     MARCH 31,
MARCH 31,    MARCH 31,    MARCH 31,   MARCH 31,
                                                       2001         2000
1999*         2001         2000       1999*
--------------------------------------------------------------------------------
-------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                 $28.46       $12.66
$10.00       $39.66       $13.96       $9.98
v
  Net Investment Income (Loss)+                      (0.49)        (.44)
 .18        (.58)        (.35)       (.23)
  Net Realized and Unrealized Gains
    on Securities                                    (6.72)        16.28
2.48      (22.98)        26.05        4.21
                                                   --------      -------
-------     --------      -------   ---------
  Net Increase in Net Asset Value
    Resulting from Operations                        (7.21)        15.84
2.66      (23.56)        25.70        3.98
  Distributions to Shareholders from
    Net Realized Capital Gains                           --        (.04)
  --       (0.18)           --          --
                                                   --------      -------
-------     --------      -------   ---------
  Net Increase in Net Asset Value                    (7.21)        15.80
2.66      (23.74)        25.70        3.98
                                                   --------      -------
-------     --------      -------   ---------
NET ASSET VALUE--END OF PERIOD                       $21.25       $28.46
$12.66        $15.92       $39.66      $13.96
                                                   ========      =======
=======     ========      =======   =========
TOTAL INVESTMENT RETURN                            (25.33)%      125.34%
26.60%     (58.68)%      184.10%      39.88%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                                      1.74%        1.93%
2.16%**        1.87%        1.76%     2.05%**
  Net Expenses                                        1.73%        1.92%
2.16%**        1.86%        1.75%     2.04%**
  Net Investment Income (Loss)                      (1.68)%      (1.96)%
1.79%**      (1.74)%      (1.51)%   (1.86)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                           305%         699%
2,670%         705%       1,162%      3,011%
  Net Assets, End of Period (000's omitted)         $25,739      $45,757
$1,838       $7,325      $25,034      $4,024
--------------------------------------------------------------------------------
-------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BIOTECHNOLOGY FUND; APRIL 2, 1998--ELECTRONICS FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

(90)


BENCHMARK INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S CORP. (S&P) AND NASDAQ DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE NOVA, URSA, OR OTC FUNDS (THE "FUNDS") AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING:

o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

                                                                 PROSPECTUS (BC)


--------------------------------------------------------------------------------

Additional information about the Funds is included in a Statement of Additional Information dated August 1, 2001 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling (800) 820-0888 or by writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-7584.

--------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

---------------------
[LOGO] RYDEX FUNDS
THE INDEX ALTERNATIVE
---------------------

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

www.rydexfunds.com

                                                                    RFSAP-1-8/01

--------------------------------------------------------------------------------

                                    THE RYDEX
--------------------------------------------------------------------------------
                                        SERIES FUNDS

                                    C CLASS SHARES

[GRAPHIC OMITTED]

                                                           ---------------------
                                                           [LOGO] RYDEX FUNDS
                                                           THE INDEX ALTERNATIVE
                                                           ---------------------

"RYDEX established itself as a market innovator when it introduced the first successful, targeted leveraged portfolio in 1993. Rydex offers an objective, quantitative approach to investing with funds that are designed to correlate to specific benchmarks or market segments and are not subject to the market predictions typically utilized by actively managed funds."

-SKIP VIRAGH, FOUNDER AND PRESIDENT

NOT PART OF THE PROSPECTUS

--------------------------------------------------------------------------------

                                          AN INDUSTRY
--------------------------------------------------------------------------------
                                     LEADER

                               [GRAPHIC OMITTED]

Rydex has set itself apart in the financial services industry by offering innovative products and services requested by the investment community. In 1993 we launched the first successful leveraged benchmark-based fund, the Rydex Nova Fund. Since then, we have added nine more benchmark based funds, two of which are international funds, eighteen sector funds, and a government money market fund.

NOT PART OF THE PROSPECTUS

--------------------------------------------------------------------------------

RYDEX
--------------------------------------------------------------------------------
  SERIES FUNDS

                               [GRAPHIC OMITTED]

The Rydex Series Funds offer flexibility and variety to sophisticated investors. Rydex employs a quantitative investment style. Our objective is to deliver market exposure that will effectively accommodate a broad range of asset allocation investment disciplines including:

o     Strategic asset allocation

o     Tactical asset allocation

o     Sector rotation

o     Market timing

NOT PART OF THE PROSPECTUS

                                                        RYDEX SERIES FUNDS (iii)


--------------------------------------------------------------------------------

                                          TOOLS THAT
                                      POWER
                                        PORTFOLIOS

The Rydex Series Funds, which seek to be fully invested at all times, provide knowledgeable investors from all disciplines the flexibility to benefit from market upturns and downturns. In addition, they permit investors to conduct trades daily at no extra charge.

o The benchmark funds seek to provide investment returns that correlate to the performance of a specific benchmark. With certain funds, we promote the concept of consistently applied leverage within a passive framework. We believe that if leverage is applied consistently over a period of time, the benefits of geometric compounding will be enhanced.

o The team-managed sector funds employ a quantitative model of investing involving screening stocks based on market capitalization, liquidity, and correlation relative to the entire industry sector.

NOT PART OF THE PROSPECTUS

(iv)


--------------------------------------------------------------------------------
REASONS TO INVEST WITH THE
--------------------------------------------------------------------------------
                                      RYDEX
                                        SERIES FUNDS

Rydex offers a high level of customer service and the administrative features knowledgeable investors need:

o     Trading flexibility

o     User-friendly client applications

o     Accommodation of all retirement accounts and qualified assets

o     Dedicated Retirement Specialist Team

NOT PART OF THE PROSPECTUS

                                                          RYDEX SERIES FUNDS (v)


                               RYDEX SERIES FUNDS
--------------------------------------------------------------------------------
                              ONLINE
--------------------------------------------------------------------------------
                                    FEATURES

Rydex offers informative, easy-to-use features on our interactive Web site at www.rydexfunds.com and through our Express Connect service to help investors manage their assets:

o     Online account access

o     Daily fund performance with comparisons to market indices

o     Daily updates on fund holdings

o     Simple-to-download applications, prospectuses and marketing material

o     Account trading

o     Interactive charting capabilities

o Rydex Express Connect service gives investors daily NAV & performance updates and online confirmations and statements delivered via email

o     Wireless account access

With Rydex's online features, investors can access account information anytime, anywhere.

NOT PART OF THE PROSPECTUS

(vi)


                             THE RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BENCHMARK FUNDS     FUND OBJECTIVE
--------------------------------------------------------------------------------
NOVA                To provide investment returns that correspond to 150% of the daily performance of the S&P 500 Index(TM).
--------------------------------------------------------------------------------
URSA                To provide investment returns that correspond to the inverse
                    (opposite) of the daily performance of the S&P 500 Index.
--------------------------------------------------------------------------------
OTC                 To provide investment returns that correspond to the
                    performance of the NASDAQ 100 Index(TM).
--------------------------------------------------------------------------------
ARKTOS              To provide investment returns that correspond to the inverse
                    (opposite) of the daily performance of the NASDAQ 100 Index.
--------------------------------------------------------------------------------
MEDIUS              To provide investment returns that correlate to the
                    performance of the MidCap 400 Index(TM).
--------------------------------------------------------------------------------
MEKROS              To provide investment returns that correlate to the
                    performance of the Russell 2000(R) Index.
--------------------------------------------------------------------------------
U.S. GOV'T BOND     To provide investment returns that correspond to 120% of the daily performance of the current 30-year U.S. Treasury Bond.
--------------------------------------------------------------------------------
JUNO                To provide investment returns that correspond to the inverse
                    (opposite) of the daily performance of the current 30-year
                    U.S. Treasury Bond.
--------------------------------------------------------------------------------
LARGE-CAP EUROPE    To provide investment results that correlate to the
                    performance of the Dow Jones Stoxx 50(SM) Index.
--------------------------------------------------------------------------------
LARGE-CAP JAPAN     To provide investment results that correlate to the
                    performance of the Topix 100 Index.
--------------------------------------------------------------------------------
SECTOR FUNDS        FUND OBJECTIVE
--------------------------------------------------------------------------------
BANKING             To provide capital appreciation by investing in companies
                    involved in the banking sector.
--------------------------------------------------------------------------------
BASIC MATERIALS     To provide capital appreciation by investing in the mining, manufacture, or sale of basic materials.
--------------------------------------------------------------------------------
BIOTECHNOLOGY       To provide capital appreciation by investing in companies
                    involved in research and development, genetic or other
                    biological engineering, and in the design, manufacture, or sale of related biotechnology products and services.
--------------------------------------------------------------------------------
CONSUMER PRODUCTS   To provide capital appreciation by investing in companies
                    engaged in manufacturing finished goods and services.
--------------------------------------------------------------------------------
ELECTRONICS         To provide capital appreciation by investing in companies
                    that include semiconductor manufacturers and distributors, and makers and vendors of other electronic components and
                    devices.
--------------------------------------------------------------------------------

NOT PART OF THE PROSPECTUS

                                                        RYDEX SERIES FUNDS (vii)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR FUNDS.       FUND OBJECTIVE
--------------------------------------------------------------------------------
ENERGY              To provide capital appreciation by investing in companies
                    involved in the exploration, production, and development of oil, gas, coal, and alternative sources of energy.
--------------------------------------------------------------------------------
ENERGY SERVICES     To provide capital appreciation by investing in companies
                    that provide services and equipment in the areas of coal,
                    oil, and gas exploration and production.
--------------------------------------------------------------------------------
FINANCIAL SERVICES  To provide capital appreciation by investing in companies involved in the financial services sector.
--------------------------------------------------------------------------------
HEALTH CARE         To provide capital appreciation by investing in companies
                    involved in the health care industry.
--------------------------------------------------------------------------------
INTERNET            To provide capital appreciation by investing in companies
                    that provide products or services designed for or related to the Internet.
--------------------------------------------------------------------------------
LEISURE             To provide capital appreciation by investing in companies
                    engaged in leisure and entertainment businesses.
--------------------------------------------------------------------------------
PRECIOUS METALS     To provide capital appreciation by investing in companies
                    involved in the precious metals sector.
--------------------------------------------------------------------------------
REAL ESTATE         To provide capital appreciation by investing in companies
                    that are involved in the real estate industry including real estate investment trusts ("REITs").
--------------------------------------------------------------------------------
RETAILING           To provide capital appreciation by investing in department stores, restaurant franchises, mail order operations, and
                    other companies involved in selling products to consumers.
--------------------------------------------------------------------------------
TECHNOLOGY          To provide capital appreciation by investing in companies
                    including computer software and service companies,
                    semiconductor manufacturers, networking and
                    telecommunications equipment manufacturers, PC hardware and peripherals companies.
--------------------------------------------------------------------------------
TELECOMMUNICATIONS  To provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of
                    communications services or communications equipment.
--------------------------------------------------------------------------------
TRANSPORTATION      To provide capital appreciation by investing in companies
                    engaged in the design, manufacture, distribution, or sale of transportation equipment.
--------------------------------------------------------------------------------
UTILITIES           To provide capital appreciation by investing in companies
                    that operate public utilities.
--------------------------------------------------------------------------------
MONEYMARKET FUND    FUND OBJECTIVE
--------------------------------------------------------------------------------
U.S. GOV'T MONEY    To provide security of principal, current income, and
MARKET              liquidity by investing in securities issued by the U.S.
                    Government and U.S. Government agencies.
--------------------------------------------------------------------------------

NOT PART OF THE PROSPECTUS

(viii)


--------------------------------------------------------------------------------

                                    OPENING
--------------------------------------------------------------------------------
                                        AN ACCOUNT AT RYDEX

Investors who wish to open an account directly with Rydex will find an easy and efficient process. Simply complete and sign an account application and send a check to Rydex. If you wish to open your account by bank wire transfer, you may do so as well. Please review the Shareholder Information section of the Prospectus for further details regarding initial purchases including minimum account requirements.

INVESTING IN THE FUNDS INVOLVES CERTAIN RISKS, WHICH MAY INCLUDE INCREASED VOLATILITY DUE TO CONCENTRATION IN A SPECIFIC ECONOMIC SECTOR OR GEOGRAPHIC LOCATION. IN ADDITION, THERE MAY BE INCREASED VOLATILITY DUE TO THE USE OF OPTIONS OR FUTURES.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE RYDEX SERIES FUNDS C CLASS SHARES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

RYDEX DISTRIBUTORS, INC.

NOT PART OF THE PROSPECTUS

                                                                  AUGUST 1, 2001

                               RYDEX SERIES FUNDS

                               PROSPECTUS

                                    C CLASS SHARES

BENCHMARK FUNDS

NOVA

URSA

OTC

ARKTOS

MEDIUS

MEKROS

U.S. GOVERNMENT BOND

JUNO

LARGE-CAP EUROPE

LARGE-CAP JAPAN

ELECTRONICS

ENERGY

ENERGY SERVICES

FINANCIAL SERVICES

HEALTH CARE

INTERNET

LEISURE

PRECIOUS METALS

REAL ESTATE

RETAILING

TECHNOLOGY

TELECOMMUNICATIONS

TRANSPORTATION

UTILITIES

SECTOR FUNDS

BANKING

BASIC MATERIALS

BIOTECHNOLOGY

CONSUMER PRODUCTS

MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

---------------------
[LOGO] RYDEX FUNDS
THE INDEX ALTERNATIVE
---------------------

(2)


C CLASS SHARES
RYDEX SERIES FUNDS
--------------------------------------------------------------------------------

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

1.800.820.0888
301.296.5100

--------------------------------------------------------------------------------

BENCHMARK FUNDS

SECTOR FUNDS

MONEY MARKET FUND

--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex with a number of separate investment portfolios (the "Funds"). This prospectus describes the C Class Shares of twenty-nine Funds, which are grouped into three categories:

BENCHMARK FUNDS - Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Medius Fund, Mekros Fund, U.S. Government Bond Fund, Juno Fund, Large-Cap Europe Fund, and Large-Cap Japan Fund

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

C Class Shares of the Funds, are sold primarily through broker-dealers and other financial institutions ("intermediaries") whose clients take part in certain strategic and tactical asset-allocation investment programs or whose investment strategy includes index-based mutual funds. Investors may exchange and redeem shares of the Funds through the Rydex Internet Web site -- www.rydexfunds.com -- and over the phone.

                                                                  PROSPECTUS (3)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RYDEX BENCHMARK FUNDS

5   COMMON RISK/RETURN INFORMATION

6   NOVA FUND

8   URSA FUND

10  OTC FUND

12  ARKTOS FUND

15  MEDIUS FUND

17  MEKROS FUND

19  U.S. GOVERNMENT BOND FUND

22  JUNO FUND

25  LARGE-CAP EUROPE FUND

28  LARGE-CAP JAPAN FUND

    RYDEX SECTOR FUNDS

31  COMMON RISK/RETURN INFORMATION

32  BANKING FUND

34  BASIC MATERIALS FUND

36  BIOTECHNOLOGY FUND

38  CONSUMER PRODUCTS FUND

40  ELECTRONICS FUND

42  ENERGY FUND

44  ENERGY SERVICES FUND

46  FINANCIAL SERVICES FUND

48  HEALTH CARE FUND

50  INTERNET FUND

52  LEISURE FUND

54  PRECIOUS METALS FUND

56  REAL ESTATE FUND

58  RETAILING FUND

60  TECHNOLOGY FUND

62  TELECOMMUNICATIONS FUND

64  TRANSPORTATION FUND

66  UTILITIES FUND

    MONEY MARKET FUND

68  U.S. GOVERNMENT MONEY MARKET FUND

71  MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

79  INVESTING WITH RYDEX: SHAREHOLDER INFORMATION

86  SALES CHARGES

88  RYDEX ACCOUNT POLICIES FOR ALL SHAREHOLDERS

91  DIVIDENDS AND DISTRIBUTIONS

91  TAX INFORMATION

94  MANAGEMENT OF THE FUNDS

96  FINANCIAL HIGHLIGHTS

111 BENCHMARK INFORMATION

BC ADDITIONAL INFORMATION

This page intentionally left blank.

                                                                  PROSPECTUS (5)


RYDEX BENCHMARK FUNDS
--------------------------------------------------------------------------------

NOVA FUND                           MEKROS FUND

URSA FUND                           U.S. GOVERNMENT BOND FUND

OTC FUND                            JUNO FUND

ARKTOS FUND                         LARGE-CAP EUROPE FUND

MEDIUS FUND                         LARGE-CAP JAPAN FUND

COMMON RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

TRACKING ERROR RISK - The Advisor may not be able to cause the Funds' performance to match or exceed that of the Funds' benchmark, either on a daily or aggregate basis. Tracking error may cause the Funds' performance to be less than you expect.

(6)


NOVA FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index(TM) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Nova Master Fund, a separate series of the Trust with an identical investment objective. Unlike a traditional index fund, as its primary investment strategy, the Nova Master Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Nova Master Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Nova Master Fund holds U.S. Government securities or cash equivalents. The Nova Master Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Nova Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Nova Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS (7)


NOVA FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

 1994        1995        1996        1997        1998        1999         2000
-4.77       50.42       27.29       42.34       35.13       24.00       -19.57

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -12.89%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.69% (QUARTER ENDED DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -16.87% (QUARTER ENDED SEPTEMBER 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                    INVESTOR CLASS SHARES   S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                -19.57%            -10.14%
PAST FIVE YEARS                               19.55%             16.47%
SINCE INCEPTION (07/12/93)(3)                 19.30%             15.53%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING MARCH 14, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Nova Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)**
      MANAGEMENT FEES ..................................................    .75%
      DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .11%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.86%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND THE FEES OF THE NOVA MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Nova Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

NOVA FUND                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:                       $295      $604       $1,038     $2,244

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:                $195      $604       $1,038     $2,244

(8)


URSA FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index(TM) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Ursa Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Ursa Master Fund's benchmark is to perform exactly opposite the underlying index, and the Ursa Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Ursa Master Fund invests to a significant extent in short sales of securities or futures contracts, and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Ursa Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Ursa Master Fund also may enter into repurchase agreements and sell securities short.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Ursa Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Ursa Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS (9)


URSA FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

  1995          1996          1997          1998          1999         2000
-20.14        -12.17        -20.99        -19.01        -12.40        17.45

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 9.14%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 10.23% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -17.06% (QUARTER ENDED DECEMBER 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   INVESTOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                17.45%              -10.14%
PAST FIVE YEARS                             -10.35%               16.47%
SINCE INCEPTION (01/07/94)(3)               -10.00%               15.95%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING MARCH 15, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Ursa Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)**
      MANAGEMENT FEES ..................................................    .90%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .25%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.15%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND THE FEES OF THE URSA MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Ursa Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

URSA FUND                             1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:              $326       $697        $1,192     $2,557

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:              $226       $697        $1,192     $2,557

(10)


OTC FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 IndexTM (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the OTC Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (11)


OTC FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

 1995         1996         1997         1998          1999          2000
44.24        43.46        21.85        86.48        100.65        -37.92

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -23.12%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.00% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -34.95% (QUARTER ENDED DECEMBER 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                INVESTOR CLASS SHARES    NASDAQ 100 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                            -37.92%               -36.84%
PAST FIVE YEARS                           32.34%                32.37%
SINCE INCEPTION (02/14/94)(3)             28.75%                29.06%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OVER-THE-COUNTER MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING MARCH 26, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the OTC Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
      MANAGEMENT FEES ..................................................    .75%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .62%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.37%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the OTC Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

OTC FUND                              1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:              $349       $765        $1,308     $2,789

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:              $249       $765        $1,308     $2,789

(12)


ARKTOS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the NASDAQ 100 Index(TM) (the "underlying index"). The investment objective of the Arktos Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Arktos Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Arktos Master Fund's benchmark is to perform exactly opposite the underlying index, and the Arktos Master Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Arktos Master Fund engages to a significant extent in short sales of securities or futures contracts, and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Arktos Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Arktos Master Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Arktos Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes and/or adverse market conditions. Because the Fund seeks to perform opposite to the underlying index's performance, the value of the Fund's investments will tend to decrease when market conditions favor technology sector issuers due to the underlying index's concentration. The prices of the securities of technology companies may fluctuate widely due to investor sentiment, competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

                                                                 PROSPECTUS (13)


ARKTOS FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The bar chart and table below show the performance of Investor Class Shares of the Arktos Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

    [The following table was depicted as a bar chart in the original text.]

  1999        2000
-54.31       23.53

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 7.10%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 40.82% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -36.08% (QUARTER ENDED DECEMBER 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                INVESTOR CLASS SHARES    NASDAQ 100 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             23.53%                -36.84%
SINCE INCEPTION (09/03/98)(3)            -35.60%                 32.92%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OVER-THE-COUNTER MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING MARCH 7, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Arktos Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)**
      MANAGEMENT FEES ..................................................    .90%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .38%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.28%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

** THIS TABLE AND THE EXAMPLE BELOW INCLUDE BOTH THE FEES PAID BY THE FUND AND THE FEES OF THE ARKTOS MASTER FUND.

(14)


EXAMPLE

--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the C Class Shares of the Arktos Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

ARKTOS FUND                           1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:              $339       $737        $1,261     $2,695

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:              $239       $737        $1,261     $2,695

                                                                 PROSPECTUS (15)


MEDIUS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index(TM). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the S&P MidCap 400 Index(TM) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Medius Fund is subject to a number of other risks that will affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

MID-CAP RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

(16)


MEDIUS FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Medius Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Medius Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
      MANAGEMENT FEES ..................................................    .90%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES** .................................................    .60%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

**    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Medius Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

MEDIUS FUND                                                 1 YEAR       3 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:                                    $363          $806

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:                                    $263          $806

                                                                 PROSPECTUS (17)


MEKROS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index. The investment objective of the fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Russell 2000(R) Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Mekros Fund is subject to a number of other risks that will affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

SMALL-CAP RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

(18)


MEKROS FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Mekros Fund commenced operations on January 23, 2001. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Mekros Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
      MANAGEMENT FEES ..................................................    .90%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES** .................................................    .64%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.54%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

**    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Mekros Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

MEKROS FUND                         1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:              $367      $819         1,397       2,965

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:              $267      $819         1,397       2,965

                                                                 PROSPECTUS (19)


U.S. GOVERNMENT BOND FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (e.g., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds and repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the U.S. Government Bond Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the U.S. Government Bond Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

(20)


U.S. GOVERNMENT BOND FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

  1994        1995        1996        1997        1998         1999        2000
-17.96       36.14       -7.09       16.36       15.83       -19.08        21.29

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -4.23%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 13.90% (QUARTER ENDED JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS -10.68% (QUARTER ENDED MARCH 31, 1996).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                      INVESTOR CLASS SHARES   LEHMAN LONG TREASURY BOND INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                   21.29%                     13.09%
PAST FIVE YEARS                  4.28%                     -0.71%
SINCE INCEPTION (01/03/94)(3)    4.70%                     -0.05%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING MAY 2, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy or hold C Class Shares of the U.S. Government Bond Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES ..................................................    .50%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .47%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.97%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

                                                                 PROSPECTUS (21)


EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the U.S. Government Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

U.S. GOVERNMENT
BOND FUND                1 YEAR          3 YEARS        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:             $305           $639           $1,097          $2,364

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:         $205           $639           $1,097          $2,364

(22)


JUNO FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Juno Master Fund, a separate series of the Trust with an identical investment objective.

Unlike a traditional index fund, the Juno Master Fund's benchmark is to perform exactly opposite the Long Treasury Bond. As its primary investment strategy, the Juno Master Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Juno Master Fund holds U.S. Government securities or cash equivalents to collateralize these obligations. The Juno Master Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Juno Master Fund is subject to a number of other risks that will affect the value of its shares, including:

FIXED INCOME RISK - The Fund's fixed income investments will change in value in response to interest rate changes and other factors. These interest rate changes and other factors may also negatively affect the Fund's short sales of fixed income securities. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Juno Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (23)


JUNO FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

1996         1997         1998         1999          2000
8.00        -5.56        -4.58        20.36        -13.74

* THE YEAR-TO-DATE PERFORMANCE FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 4.85%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 8.29% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS -8.24% (QUARTER ENDED MARCH 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                      INVESTOR CLASS SHARES   LEHMAN LONG TREASURY BOND INDEX(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                  -13.74%                     -13.09%
PAST FIVE YEARS                  0.21%                      -0.71%
SINCE INCEPTION (03/03/95)(3)   -2.48%                       2.73%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING MARCH 28, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Juno Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)**
      MANAGEMENT FEES ..................................................    .90%
      DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .58%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.48%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND THE FEES OF THE JUNO MASTER FUND.

(24)


EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Juno Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

JUNO FUND                1 YEAR          3 YEARS        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:             $360           $800           $1,366          $2,903

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:         $260           $800           $1,366          $2,903

                                                                 PROSPECTUS (25)


LARGE-CAP EUROPE FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Europe Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50(SM) Index. The investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Stoxx 50 Index(SM) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Europe Fund is subject to a number of other risks that will affect the value of its shares, including:

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the combined effects of leverage, high portfolio turnover and the time difference between the close of the European markets and the time the Fund prices its shares.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and any futures and options contracts may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

(26)


LARGE-CAP EUROPE FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FOREIGN INVESTING RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely effect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

LARGE-CAP EUROPE FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Large-Cap Europe Fund commenced operations on May 8, 2000. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Large-Cap Europe Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES ..................................................    .90%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .91%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.81%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

                                                                 PROSPECTUS (27)


EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Large-Cap Europe Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

LARGE-CAP
EUROPE FUND              1 YEAR          3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:             $395           $903           $1,537         $3,238

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:         $295           $903           $1,537         $3,238

(28)


LARGE-CAP JAPAN FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Large-Cap Japan Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Large-Cap Japan Fund is subject to a number of other risks that will affect the value of its shares, including:

TRACKING ERROR RISK - Tracking error risk may be more significant for the Fund compared to other Benchmark Funds, due to the combined effects of leverage, high portfolio turnover and the time difference between the close of the Japanese market and the time the Fund prices its shares.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and any futures and options contracts may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

                                                                 PROSPECTUS (29)


LARGE-CAP JAPAN FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FOREIGN INVESTING RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could adversely effect investment in foreign countries. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

GEOGRAPHIC CONCENTRATION IN JAPAN - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or wrong. The Fund may be more volatile than a more geographically diversified equity fund.

CURRENCY RISK - The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

(30)


LARGE-CAP JAPAN FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Large-Cap Japan Fund commenced operations on May 8, 2000. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Large-Cap Japan Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES ..................................................    .90%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .62%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.52%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Large-Cap Japan Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

LARGE-CAP
JAPAN FUND               1 YEAR          3 YEARS        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:             $365           $813           $1,387          $2,945

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:         $265           $813           $1,387          $2,945

                                                                 PROSPECTUS (31)


RYDEX SECTOR FUNDS
--------------------------------------------------------------------------------

BANKING                           INTERNET

BASIC MATERIALS                   LEISURE

BIOTECHNOLOGY                     PRECIOUS METALS

CONSUMER PRODUCTS                 REAL ESTATE

ELECTRONICS                       RETAILING

ENERGY                            TECHNOLOGY

ENERGY SERVICES                   TELECOMMUNICATIONS

FINANCIAL SERVICES                TRANSPORTATION

HEALTH CARE                       UTILITIES

COMMON RISK/RETURN INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Sector Fund seeks capital appreciation by investing in companies that operate in a specific economic sector. The investment objective of each Sector Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Funds' securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in a Sector Fund to decrease.

(32)


BANKING FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Banking Fund is subject to a number of other risks that will affect the value of its shares, including:

BANKING SECTOR CONCENTRATION RISK - The risk that the securities of Banking Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Banking Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (33)


BANKING FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

  1999        2000
-18.86       16.32

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 2.50%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 22.02% (QUARTER ENDED SEPTEMBER 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -18.20% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   INVESTOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                               16.32%                -10.14%
SINCE INCEPTION (04/01/98)(3)               -6.10%                  6.58%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING MARCH 30, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Banking Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES ..................................................    .85%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .45%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.30%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Banking Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

BANKING FUND             1 YEAR          3 YEARS        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:            $342             $743          $1,272          $2,716

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:        $242             $743          $1,272          $2,716

(34)


BASIC MATERIALS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Basic Materials Fund is subject to a number of other risks that will affect the value of its shares, including:

BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Basic Materials Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (35)


BASIC MATERIALS FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

                         1999     2000
                        21.90   -20.69

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 1.46%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 24.59% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -16.28% (QUARTER ENDED MARCH 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                    INVESTOR CLASS SHARES   S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                -20.69%               -10.14%
SINCE INCEPTION (04/01/98)3                   -9.70%                 6.58%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING MAY 3, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Basic Materials Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES ..................................................    .85%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .67%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.52%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Basic Materials Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

BASIC MATERIALS
FUND                     1 YEAR          3 YEARS        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:            $365             $813          $1,387          $2,945

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:        $265             $813          $1,387          $2,945

(36)


BIOTECHNOLOGY FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Biotechnology Fund is subject to a number of other risks that will affect the value of its shares, including:

BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

SMALL ISSUER RISK - Many Biotechnology Companies are relatively small and have thinly traded equity securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Biotechnology Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (37)


BIOTECHNOLOGY FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

 1999      2000
96.24     28.63

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -9.53%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 46.37% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -14.25% (QUARTER ENDED DECEMBER 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   INVESTOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                               28.63%                -10.14%
SINCE INCEPTION (04/01/98)(3)               48.78%                  6.58%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING MARCH 30, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Biotechnology Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* .............................      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES .............................................       .85%
      DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES ...........      1.00%
      OTHER EXPENSES ..............................................       .39%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................      2.24%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Biotechnology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

BIOTECHNOLOGY
FUND                     1 YEAR          3 YEARS        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:             $335           $724           $1,240          $2,653

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:         $235           $724           $1,240          $2,653

(38)


CONSUMER PRODUCTS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Consumer Products Fund is subject to a number of other risks that will affect the value of its shares, including:

CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Consumer Products Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (39)


CONSUMER PRODUCTS FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

                  1999        2000
                  2.32      -12.91

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -7.41%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.68% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -17.29% (QUARTER ENDED MARCH 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                    INVESTOR CLASS SHARES   S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
Past One Year                                 -12.91%              -10.14%
Since Inception (07/06/98)(3)                  -7.38%                5.44%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING JULY 24, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Consumer Products Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* .............................      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES .............................................       .85%
      DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES ...........      1.00%
      OTHER EXPENSES ..............................................       .38%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................      2.23%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Consumer Products Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

CONSUMER
PRODUCTS FUND            1 YEAR          3 YEARS        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:            $334             $721          $1,235          $2,642

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:        $234             $721          $1,235          $2,642

(40)


ELECTRONICS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Electronics Fund is subject to a number of other risks that will affect the value of its shares, including:

ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs (especially in light of decreased defense spending by the U.S. Government), and may face competition from subsidized foreign competitors with lower production costs.

SMALL ISSUER RISK - Many Electronics Companies are relatively small and have thinly traded securities, may offer only one or a limited number of rapidly obsolescing products, and may have persistent losses during a new product's transition from development to production.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Electronics Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (41)


ELECTRONICS FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

                  1999        2000
                121.57      -18.00

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -17.18%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 48.46% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -33.79% (QUARTER ENDED DECEMBER 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   INVESTOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                               -18.00%               -10.14%
SINCE INCEPTION (04/01/98)(3)                35.13%                 6.58%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING MARCH 26, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Electronics Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* .............................      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES .............................................       .85%
      DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES ...........      1.00%
      OTHER EXPENSES ..............................................       .51%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................      2.36%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Electronics Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

ELECTRONICS FUND         1 YEAR          3 YEARS        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:             $348           $762           $1,303          $2,779

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:         $248           $762           $1,303          $2,779

(42)


ENERGY FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Energy Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (43)


ENERGY FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

                  1999        2000
                 18.68       22.81

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -5.92%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 12.01% (QUARTER ENDED JUNE 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -0.99% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                    INVESTOR CLASS SHARES   S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                22.81%               -10.14%
SINCE INCEPTION (04/21/98)(3)                 7.55%                 6.08%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING APRIL 19, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Energy Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* .............................      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES .............................................       .85%
      DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES ...........      1.00%
      OTHER EXPENSES ..............................................       .79%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................      2.64%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

ENERGY FUND              1 YEAR          3 YEARS        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:             $377           $850           $1,449          $3,067

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:         $277           $850           $1,449          $3,067

(44)


ENERGY SERVICES FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. Energy Services Companies are engaged in one or more businesses in the energy service field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Energy Services Fund is subject to a number of other risks that will affect the value of its shares, including:

ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Energy Services Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (45)


ENERGY SERVICES FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

            1999        2000
           44.83       41.37

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -19.58%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 32.81% (QUARTER ENDED MARCH 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -4.80% (QUARTER ENDED DECEMBER 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   INVESTOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                               41.37%                -10.14%
SINCE INCEPTION (04/01/98)(3)               -0.33%                  6.58%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING MARCH 30, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Energy Services Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* .............................      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES .............................................       .85%
      DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES ...........      1.00%
      OTHER EXPENSES ..............................................       .41%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................      2.26%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Energy Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

ENERGY
SERVICES FUND            1 YEAR         3 YEARS        5 YEARS          10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:             $337          $731           $1,251           $2,674

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:         $237          $731           $1,251           $2,674

(46)


FINANCIAL SERVICES FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Financial Services Fund is subject to a number of other risks that will affect the value of its shares, including:

FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Financial Services Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (47)


FINANCIAL SERVICES FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

            1999        2000
           -1.46       21.78

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -6.23%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 22.80% (QUARTER ENDED SEPTEMBER 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -16.88% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                    INVESTOR CLASS SHARES   S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                21.78%               -10.14%
SINCE INCEPTION (04/02/98)(3)                 4.40%                 6.18%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING APRIL 20, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Financial Services Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* .............................      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES .............................................       .85%
      DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES ...........      1.00%
      OTHER EXPENSES ..............................................       .39%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................      2.24%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Financial Services Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

FINANCIAL
SERVICES FUND            1 YEAR          3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:            $335             $724           $1,240         $2,653

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:        $235             $724           $1,240         $2,653

(48)


HEALTH CARE FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. Health Care Companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Health Care Fund is subject to a number of other risks that will affect the value of its shares, including:

HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Health Care Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (49)


HEALTH CARE FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

                  1999        2000
                -13.06       31.07

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -13.11%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.88% (QUARTER ENDED JUNE 30, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -10.49% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                    INVESTOR CLASS SHARES   S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                31.07%               -10.14%
SINCE INCEPTION (04/17/98)(3)                10.56%                 6.18%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING MARCH 30, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Health Care Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* .............................      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES .............................................       .85%
      DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES ...........      1.00%
      OTHER EXPENSES ..............................................       .70%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................      2.55%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Health Care Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

HEALTH CARE FUND         1 YEAR          3 YEARS        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:            $368             $822          $1,402          $2,975

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:        $268             $822          $1,402          $2,975

(50)


INTERNET FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Internet Fund is subject to a number of other risks that will affect the value of its shares, including:

INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market and rapid obsolescence of products.

SMALLER COMPANY RISK - Although securities of large and well-established companies in the Internet sector will be held in the Fund's portfolio, the Fund also will invest in medium, small and/or newly-public companies which may be subject to greater share price fluctuations and declining growth, particularly in the event of rapid changes in technology and/or increased competition. Securities of those smaller and/or less seasoned companies may therefore expose shareholders of the Fund to above-average risk.

                                                                 PROSPECTUS (51)


INTERNET FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Internet Fund commenced operations on April 6, 2000. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Internet Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* .............................      1.00%
(AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
WHICHEVER IS LESS)
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES .............................................       .85%
      DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES ...........      1.00%
      OTHER EXPENSES ..............................................       .76%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............................      2.61%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

INTERNET FUND            1 YEAR          3 YEARS        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:            $374             $841          $1,434          $3,037

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:        $274             $841          $1,434          $3,037

(52)


LEISURE FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing.The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Leisure Fund is subject to a number of other risks that will affect the value of its shares, including:

LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Fund purchases will underperform the market as a whole.To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market.The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Leisure Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses.The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (53)


LEISURE FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

                  1999        2000
                  9.37      -22.31

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 10.73%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 16.73% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -12.77% (QUARTER ENDED DECEMBER 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                    INVESTOR CLASS SHARES   S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                -22.31%              -10.14%
SINCE INCEPTION (04/01/98)(3)                 -3.63%                6.58%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING MAY 3, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Leisure Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES ..................................................    .85%
      DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .70%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.55%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Leisure Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods.The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

LEISURE FUND                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:                       $368      $822       $1,402     $2,975

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:                $268      $822       $1,402     $2,975

(54)


PRECIOUS METALS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Precious Metals Fund is subject to a number of other risks that will affect the value of its shares, including:

PRECIOUS METALS CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could effect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Precious Metals Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

                                                                 PROSPECTUS (55)


PRECIOUS METALS FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

  1994         1995         1996         1997         1998       1999       2000
-25.44        11.54        -2.62       -37.62       -14.42       0.00     -21.79

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 13.37%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 19.23% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS -32.91% (QUARTER ENDED DECEMBER 31, 1997).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                    INVESTOR CLASS SHARES   S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                                 -21.79%            -10.14%
PAST FIVE YEARS                               -16.47%             16.47%
SINCE INCEPTION (12/01/93)(3)                 -13.41%             15.99%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING APRIL 27, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Precious Metals Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES ..................................................    .75%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .43%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.18%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Precious Metals Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

PRECIOUS METALS FUND                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:               $329      $705       $1,208     $2,589

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:               $229      $705       $1,208     $2,589

(56)


REAL ESTATE FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing compa-nies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Real Estate Fund is subject to a number of other risks that will affect the value of its shares, including:

REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

                                                                 PROSPECTUS (57)


REAL ESTATE FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Real Estate Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Real Estate Fund. This table does not, however, include any separate account or contract expenses, fees or charges.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)**
      MANAGEMENT FEES ..................................................    .85%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .75%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.60%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

**    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Real Estate Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

INTERNET FUND                                                 1 YEAR     3 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR
SHARES AT THE END
OF THE PERIOD:                                                $373       $838

IF YOU DO NOT SELL
YOUR SHARES AT THE
END OF THE PERIOD:                                            $273       $838

(58)


RETAILING FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Retailing Fund is subject to a number of other risks that will affect the value of its shares, including:

RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Retailing Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (59)


RETAILING FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

 1999        2000
12.91      -24.06

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -0.66%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 15.62% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -16.04% (QUARTER ENDED JUNE 30, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   INVESTOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                               -24.06%                -10.14%
SINCE INCEPTION (04/01/98)(3)                 2.25%                  6.58%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING MAY 8, 2001.

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Retailing Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES ..................................................    .85%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .66%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.51%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Retailing Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

RETAILING FUND                         1 YEAR   3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:              $363     $809       $1,382       $2,934

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:              $263     $809       $1,382       $2,934

(60)


TECHNOLOGY FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. Technology Companies are companies that the Advisor believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Technology Fund is subject to a number of other risks that will affect the value of its shares, including:

TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Technology Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (61)


TECHNOLOGY FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

                  1999        2000
                 81.16      -38.75

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 16.22%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 39.65% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -30.78% (QUARTER ENDED DECEMBER 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   INVESTOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                               -38.75%               -10.14%
SINCE INCEPTION (04/14/98)(3)                21.61%                 6.40%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING APRIL 18, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Technology Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES ..................................................    .85%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .45%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.30%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

TECHNOLOGY FUND                        1 YEAR    3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES
AT THE END OF THE PERIOD:              $342      $743        $1,272     $2,716

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:              $242      $743        $1,272     $2,716

(62)


TELECOMMUNICATIONS FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Telecommunications Fund is subject to a number of other risks that will affect the value of its shares, including:

TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Telecommunications Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (63)


TELECOMMUNICATIONS FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

                  1999        2000
                 58.59      -39.41

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS -40.49%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 35.75% (QUARTER ENDED DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -21.51% (QUARTER ENDED DECEMBER 31, 2000).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   INVESTOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                             -39.41%                   -10.41%
SINCE INCEPTION (04/01/98)(3)               6.63%                     6.58%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING APRIL 18, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Telecommunications Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES ..................................................    .85%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .52%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.37%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Telecommunications Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

TELECOMMUNICATIONS FUND                1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:                       $349      $765       $1,308     $2,789

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:                $249      $765       $1,308     $2,789

(64)


TRANSPORTATION FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Transportation Fund is subject to a number of other risks that will affect the value of its shares, including:

TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the Transportation Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (65)


TRANSPORTATION FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

  1999        2000
-18.36        0.46

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 0.15%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 12.99% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS -19.91% (QUARTER ENDED SEPTEMBER 30, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                                   INVESTOR CLASS SHARES    S&P 500 INDEX(TM)(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                               0.46%                     -10.14%
SINCE INCEPTION (04/02/98)(3)             -13.97%                       6.18%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING MARCH 14, 2001.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Transportation Fund.

SHAREHOLDER FEES

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES ..................................................    .85%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .70%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.55%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Transportation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

TRANSPORTATION FUND                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:                       $368      $822       $1,402     $2,975

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:                $268      $822       $1,402     $2,975

(66)


UTILITIES FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Sector Fund, the Utilities Fund is subject to a number of other risks that will affect the value of its shares, including:

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

                                                                 PROSPECTUS (67)


UTILITIES FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE

The Utilities Fund commenced operations on April 3, 2000. Therefore, it does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the Utilities Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES ..................................................    .85%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .74%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   2.59%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the Utilities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (DELTA) remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

NOVA FUND                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:                       $371      $835       $1,423     $3,016

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:                $271      $835       $1,423     $3,016

(68)


U.S. GOVERNMENT MONEY MARKET FUND
FUND INFORMATION
--------------------------------------------------------------------------------

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund operates under Securities and Exchange Commission ("SEC") rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS

The U.S. Government Money Market Fund is subject to the following risks that will potentially affect the value of its shares:

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

PERFORMANCE

The bar chart and table on the following page show the performance of Investor Class Shares of the U.S. Government Money Market Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since Investor Class Shares are invested in the same portfolio of securities, returns for the C Class Shares of the Fund will be substantially similar to that of the Investor Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

                                                                 PROSPECTUS (69)


U.S. GOVERNMENT MONEY MARKET FUND
FUND PERFORMANCE AND FEE INFORMATION
--------------------------------------------------------------------------------

    [The following table was depicted as a bar chart in the original text.]

 1994        1995        1996        1997        1998        1999         2000
 3.23        4.93        4.49        4.59        4.72        4.25         5.42

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2001 THROUGH JUNE 30, 2001 IS 2.19%.

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.45% (QUARTER ENDED DECEMBER 31, 2000) AND THE LOWEST RETURN FOR A QUARTER WAS
 .50% (QUARTER ENDED MARCH 31, 1994).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 2000)(1)

                           INVESTOR CLASS SHARES    90-DAY TREASURY COMPOSITE(2)
--------------------------------------------------------------------------------
PAST ONE YEAR                       5.42%                       5.82%
PAST FIVE YEARS                     4.69%                       5.09%
SINCE INCEPTION (12/03/93)(3)       4.46%                       4.95%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE 90-DAY TREASURY COMPOSITE INDEX(TM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. C CLASS SHARES WERE OFFERED BEGINNING OCTOBER 19, 2000.

YIELD - Call (800) 820-0888 for the Fund's current yield.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold C Class Shares of the U.S. Government Money Market Fund.

SHAREHOLDER FEES
MAXIMUM DEFERRED SALES CHARGE (LOAD)* (AS A PERCENTAGE OF ORIGINAL
PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS) ..............   1.00%
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
      MANAGEMENT FEES ..................................................    .50%
      DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ................   1.00%
      OTHER EXPENSES ...................................................    .35%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.85%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000. THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO ARRANGEMENTS WITH THE DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(70)


EXAMPLE

This Example is intended to help you compare the cost of investing in the C Class Shares of the U.S. Government Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

U.S. GOVERNMENT MONEY
MARKET FUND                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
IF YOU SELL YOUR SHARES AT THE
END OF THE PERIOD:                       $294      $601       $1,032     $2,233

IF YOU DO NOT SELL YOUR SHARES
AT THE END OF THE PERIOD:                $194      $601       $1,032     $2,233

                                                                 PROSPECTUS (71)


MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

The Nova, Ursa, OTC, Arktos, U.S. Government Bond, and Juno Fund's objective is to provide investment results that MATCH the performance of a specific benchmark on a daily basis. The Medius, Mekros, Large-Cap Europe, and Large-Cap Japan Fund's objective is to provide investment results that CORRELATE to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                         BENCHMARK
--------------------------------------------------------------------------------
NOVA FUND                    150% OF THE PERFORMANCE OF THE S&P 500 Index(TM)

URSA FUND                    INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P
                             500 INDEX(TM)

OTC FUND                     100% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX
                             (TM)

ARKTOS FUND                  INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE NASDAQ
                             100 INDEX(TM)

MEDIUS FUND                  S&P MIDCAP 400 INDEX(TM)

MEKROS FUND                  RUSSELL 2000(R) INDEX

U.S. GOVERNMENT BOND FUND    120% OF THE PRICE MOVEMENT OF THE LONG TREASURY
                             BOND

JUNO FUND                    INVERSE (OPPOSITE) OF THE PRICE MOVEMENT OF THE
                             LONG TREASURY BOND

LARGE-CAP EUROPE FUND        DOW JONES STOXX 50(TM) INDEX

LARGE-CAP JAPAN FUND         TOPIX 100 INDEX

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500 Index(TM). The S&P 500 Index(TM) is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation (S&P) on a statistical basis.

THE NASDAQ 100 INDEX(TM). The NASDAQ 100 Index(TM) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System ("NASDAQ").

THE S&P MIDCAP 400 INDEX(TM). The S&P MidCap 400 Index(TM) is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation.

RUSSELL 2000 INDEX(R). The Russell 2000 Index(R) is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S.

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--------------------------------------------------------------------------------

companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury Bond is 30 years.

DOW JONES STOXX 50(TM) INDEX. The Dow Jones Stoxx 50(TM) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Global Advisors (the "Advisor") develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. Six of the Benchmark Funds, the Nova, Medius, Mekros, U.S. Government Bond, Large-Cap Europe, and Large-Cap Japan Funds, are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Ursa, Arktos, and Juno Funds, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective indices.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to prospectus develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market.

                                                                 PROSPECTUS (73)


--------------------------------------------------------------------------------

Because appropriate published indices are not available for many of the Rydex Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

MASTER-FEEDER INVESTMENT STRUCTURE

As discussed in their respective "Fund Information" sections, the Nova, Ursa, Arktos, and Juno Funds pursue their respective investment objectives INDIRECTLY by investing through what is sometimes referred to as a "master-feeder arrangement." The predecessor Nova Fund and predecessor Ursa, Arktos, and Juno Funds were reorganized into this master-feeder structure on July 31, 2001 and on April 3, 2000, respectively. As a result of the reorganization the predecessor Funds contributed all of their assets and liabilities to the master funds in exchange for shares of the new Nova, Ursa, Arktos, and Juno Feeder Funds. In addition, each of the other Funds reserves the right to pursue its investment objective through a master-feeder arrangement.

Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," which is a separate mutual fund that has an identical investment objective, e.g., the Ursa Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

The Advisor manages the investment portfolios of each Fund and its corresponding master fund. Under the master-feeder arrangement, the Advisor has adjusted its fees in order to avoid any "layering" of fees, e.g., each Fund's Total Annual Operating Expenses have not increased as a result of investing through a master-feeder arrangement. In addition, the Advisor may choose to discontinue investing through the master-feeder arrangement and manage the Fund directly if the Trust's Board of Trustees determines that doing so is in the best interests of shareholders.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS EXCEPT JUNO, U.S. GOVERNMENT BOND, AND U.S. GOVERNMENT MONEY MARKET FUNDS) -- The Funds may invest in public and privately issued equity securities, including common and

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--------------------------------------------------------------------------------

preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC, ARKTOS, AND SECTOR FUNDS) -- None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's and the Arktos Fund's benchmark -- the NASDAQ 100 Index(TM)-- is concentrated in technology companies. The Sector Funds invest in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

FIXED INCOME RISK (JUNO AND U.S. GOVERNMENT BOND FUNDS) -- The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

TRACKING ERROR RISK (BENCHMARK FUNDS) -- Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect

                                                                 PROSPECTUS (75)


--------------------------------------------------------------------------------

correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

In addition to these factors, the risk of tracking error for the Large-Cap Europe Fund and the Large-Cap Japan Fund is compounded by the time difference between the close of the foreign securities markets underlying the Funds' respective benchmarks and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE").

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange (CME), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN, AND SECTOR FUNDS) -- Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

FOREIGN CURRENCY RISK (LARGE-CAP EUROPE, LARGE-CAP JAPAN, AND SECTOR FUNDS) -- The Funds' investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

o The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

o A Fund may incur transaction costs in connection with conversions between various currencies.

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--------------------------------------------------------------------------------

Under normal circumstances, the Funds do not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

SWAP COUNTERPARTY CREDIT RISK (ARKTOS, MEDIUS, MEKROS, LARGE-CAP EUROPE, AND LARGE-CAP JAPAN FUNDS) -- The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

GEOGRAPHIC CONCENTRATION IN JAPAN RISK (LARGE-CAP JAPAN FUND) -- Political and economic conditions and changes in regulatory, tax or economic policy in Japan could significantly affect the market value of Japanese securities. Economic growth is dependent on international trade, reform of the financial services sector and other troubled sectors, and consistent government policy. The risk of concentrating the Large-Cap Japan Fund's investments in a single country -- Japan -- is that the country's economy will perform poorly as a whole, and the Fund will be negatively impacted by that poor performance.

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

   FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

                                                                 PROSPECTUS (77)


--------------------------------------------------------------------------------

      OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

      The risks associated with the Funds' use of futures and options contracts include:

      o A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

      o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET
FUND) -- The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK (OTC, ARKTOS, MEDIUS, MEKROS, AND SECTOR FUNDS) -- The normal close of trading of securities listed on the NASDAQ and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (URSA, ARKTOS, AND JUNO FUNDS) -- Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security
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--------------------------------------------------------------------------------

borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SMALLER ISSUER RISK (MEDIUS, MEKROS, BIOTECHNOLOGY, ELECTRONICS, AND INTERNET FUNDS) -- Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

                                                                 PROSPECTUS (79)


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

The C Class Shares are intended for persons purchasing shares through broker-dealers, banks, insurance companies, investment advisers and other financial intermediaries that provide various administrative, shareholder and distribution services.

OPENING A NEW ACCOUNT

In order to open a new account, you will need to complete and sign an account application. To obtain an application, either call Rydex at (800) 820-0888 or
(301) 296-5103 or simply download an application directly from the Rydex Web site -- www.rydexfunds.com. Be sure to complete the application that corresponds to the type of account you are opening.

MINIMUM INVESTMENT AMOUNT

The minimum initial investment to open a C Class Shares account directly at Rydex is:

o     $1,000 for all IRA, Roth IRA and other retirement accounts

o     $2,500 for all other accounts

The minimum requirement is an account minimum and may be split among the Rydex Funds in any manner you choose. Rydex, at its discretion, may accept lesser amounts in certain circumstances.

CHOOSING THE CORRECT ACCOUNT APPLICATION

There are five different account applications available depending on the type of account you would like to open. Please refer to the table below to determine which account application you should complete.

REGULAR ACCOUNTS                                   RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------

ACCOUNT APPLICATION                                IRA ACCOUNT APPLICATION

  INDIVIDUAL                                         REGULAR IRA

  JOINT                                              ROLLOVER IRA

  GIFT OR TRANSFER TO MINOR (UGMA/UTMA)              SEP IRA

  TRUST                                            ROTH IRA APPLICATION

  TRUSTEE/CUSTODIAL                                  ROTH IRA

  CORPORATION                                        ROTH CONVERSION IRA

  PARTNERSHIP                                      403(B) APPLICATION

  SELF-DIRECTED RETIREMENT PLANS                     403(B)

                                                   QUALIFIED RETIREMENT
                                                   PLAN APPLICATION

                                                     MONEY PURCHASE PLAN

                                                     PROFIT SHARING PLAN

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TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR ACCOUNT APPLICATION

o Be sure to provide the social security number or tax ID number for the account to avoid a delay in processing.

o Attach the title page and signature page of Trust documents when establishing a Trust account.

o When establishing an account for a Corporation, Partnership or Self-Directed Retirement Plan, please indicate the correct account type to ensure proper tax reporting.

o     BE SURE TO SIGN THE APPLICATION.

SPECIAL INSTRUCTIONS FOR OPENING IRA ACCOUNTS

To establish a new IRA account with Rydex, you must complete an IRA account application and return it with a check and/or submit an IRA transfer form. To move your existing IRA account to Rydex, you must transfer an existing IRA (or multiple IRAs, if necessary) to meet our minimum requirements. You may do so by requesting a direct rollover, trustee-to-trustee transfer or a 60-day rollover. AN IRA ACCOUNT APPLICATION MUST ACCOMPANY YOUR INITIAL CHECK OR THE INITIAL ROLLOVER/TRANSFER PAPERWORK DISCUSSED BELOW.

DIRECT ROLLOVER: Converting a Qualified Retirement or Pension Plan to an IRA account

o     Complete the IRA DIRECT ROLLOVER REQUEST FORM.

TRUSTEE-TO-TRUSTEE TRANSFER: Transferring an IRA account directly from your current custodian to Rydex

o     Complete the IRA TRANSFER REQUEST FORM.

60-DAY ROLLOVER: Transferring an IRA account from one custodian to another without completing the receiving firm's transfer paperwork

o Request a redemption check from your current IRA custodian and send a check for the entire amount to Rydex within 60 days to avoid tax consequences.

TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR IRA ACCOUNT APPLICATION

IRA ACCOUNT APPLICATION

o     Circle the type of IRA account you are opening.

  REGULAR IRA: A traditional IRA account--transferring assets from an existing
  IRA

  ROLLOVER IRA: An IRA established to receive rollover funds from a 405(b), 401(k), or other qualified plan distribution.

  SEP IRA: A Simplified Employee Pension Plan for self-employed individuals

o If you are transferring assets directly from another custodian, indicate the estimated dollar amount (to the nearest thousand) of the IRA account you are transferring.

o When selecting a Rydex Fund(s) for your initial deposit, specify the dollar amount or percentage next to the Rydex Fund(s) that you would like to invest in.

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o     BE SURE TO SIGN THE APPLICATION.

IRA DIRECT ROLLOVER AND IRA TRANSFER REQUEST FORMS

o     Include all account numbers that are to be transferred to Rydex.

o     Provide a telephone number for your current custodian.

o     Indicate whether you would like a complete or partial transfer.

o If you are transferring shares of a Rydex Fund in-kind from your current custodian, please indicate the Rydex Fund name or symbol that you are transferring.

o Call your current custodian to determine if they require a signature guarantee.

SIGNATURE GUARANTEES HELP TO PROTECT YOUR ACCOUNT AGAINST FRAUD. YOU CAN OBTAIN A SIGNATURE GUARANTEE AT MOST BANKS AND BROKERAGE HOUSES.

A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

BUYING FUND SHARES
--------------------------------------------------------------------------------

Shares of the Rydex Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). You may buy shares by any of the methods described below:

THROUGH AN INTERMEDIARY

You may open an account through an intermediary, who is then responsible for submitting your completed account application to Rydex.

BY MAIL

INITIAL PURCHASE

Complete the account application that corresponds to the type of account you are opening.

o     Make sure to indicate your initial investment selection.

o     Make sure your investment meets the Minimum Investment Requirement.

Make your check payable to RYDEX SERIES FUNDS.

o     Indicate the name of the fund you would like to purchase on your check.

      IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

SUBSEQUENT PURCHASES

Complete a Rydex "deposit ticket" or send a letter of instruction that includes your name, shareholder account number and the Fund designation for your investment.

o There are no minimum requirements for subsequent purchases.

Make your check payable to RYDEX SERIES FUNDS.

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o     Indicate the name of the fund you would like to purchase on your check.

IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

Mail your application (for initial purchases), deposit ticket or other instructions (for subsequent purchases) along with your check to:

                                  Rydex Funds
                                 C Class Shares
                                Attn: Ops. Dept
                         9601 Blackwell Road, Suite 500
                              Rockville, MD 20850

BY WIRE

Obtain an account number by completing the account application that corresponds to the type of account you are opening and faxing or mailing it to Rydex. Rydex's fax number is (301) 296-5103. Then wire funds using the instructions below.

o     Make sure your investment meets the Minimum Investment Requirement.

o     There are no minimum requirements for subsequent purchases.

To obtain "same-day credit" (to get that Business Day's share price) for your purchase, you MUST call Rydex at (800) 820-0888 and provide the following information PRIOR to the purchase cut-off time of the Fund you are purchasing:

o     Account Number

o     Fund Name

o     Amount of Wire

o     Fed Wire Reference Number (initial purchase only)

You will receive a confirmation number to verify that your purchase order has been accepted.

IF YOU DO NOT CALL RYDEX TO NOTIFY US OF THE INCOMING WIRE, YOUR PURCHASE ORDER CANNOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.

WIRE INSTRUCTIONS

Firstar Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Series Funds C Class Shares
Account Number: 48038-9030
[Your Name]
[Your shareholder account number & Fund choice]

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o     IF YOU DO NOT CHOOSE A SPECIFIC RYDEX FUND IN YOUR WIRE INSTRUCTIONS, YOUR
      INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

o IF YOUR PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE FUND INCURS.

GENERAL INFORMATION ABOUT BUYING SHARES

Initial applications and investments, as well as subsequent investments, in the Funds must be received by the Funds' transfer agent, on any Business Day, before the cut-off times (shown below) to be processed at that Business Day's NAV. The cut-off times allow the Funds' transfer agent to ensure that your order request contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

FUND                                         CUT-OFF TIME (ET)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET                 1:00 P.M. AND 4:00 P.M.

ALL SECTOR FUNDS                             3:30 P.M.*

NOVA                                         3:45 P.M.

URSA                                         3:45 P.M.

OTC                                          3:45 P.M.

ARKTOS                                       3:45 P.M.

MEDIUS                                       3:45 P.M.

MEKROS                                       3:45 P.M.

LARGE-CAP EUROPE                             3:45 P.M.

LARGE-CAP JAPAN                              3:45 P.M.

JUNO                                         3:45 P.M.

U.S. GOVERNMENT BOND                         3:45 P.M.

* FOR INTERNET TRANSACTIONS IN THE SECTOR FUNDS, THE CUT-OFF TIME IS 3:45 P.M. SEE ADDITIONAL INFORMATION ABOUT EXCHANGES.

You may also make investments in C Class Shares of the Funds through intermediaries or securities dealers who have the responsibility to transmit orders promptly. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions and may have earlier cut-off times for purchases. For more information about how to purchase shares through an intermediary, you should contact that intermediary directly.

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SELLING FUND SHARES
--------------------------------------------------------------------------------

Shares of the Rydex Funds are redeemed continuously. Investors may sell their shares back to the Funds, subject to any applicable CDSC, on any Business Day by any of the methods described below:

HOW TO REDEEM BY LETTER

Send a letter of instruction that includes:

o     Your name

o     Your account number

o     The Fund name

o     The dollar amount or number of shares you would like to sell

o     Method of payment (Check or Wire)

o     Signature of account owner(s)

INDICATE WHETHER OR NOT YOU WOULD LIKE TAXES WITHHELD FROM YOUR DISTRIBUTION (RETIREMENT ACCOUNTS ONLY).

You may send a redemption request by:

o     Mail                                      o     Fax
      Rydex Series Funds C Class Shares               (301) 296-5103
      Attn: Ops. Dept
      9601 Blackwell Road, Suite 500
      Rockville, MD 20850

HOW TO REDEEM BY PHONE

o Call Rydex at (800) 820-0888 or (301) 296-5100 prior to the above specified cut-off times. Rydex is open on each Business Day from 8:30 a.m. to 5:30 p.m., Eastern Time.

o     Give the representative the following information:

      --    Your name

      --    Your account number

      --    The Fund name

      --    The dollar amount or number of shares you would like to sell

      --    Method of payment (check or wire)

THE REPRESENTATIVE WILL PROVIDE YOU A CONFIRMATION NUMBER FOR YOUR REDEMPTION. PLEASE RETAIN IT FOR YOUR RECORDS.

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THINGS TO KNOW

o You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption request.

o Distributions from tax-qualified retirement plans may have adverse tax consequences. You should consult your tax advisor before redeeming shares and making distributions from your tax-qualified account. All redemptions from IRA, Roth IRA and 403(b) Accounts must be in writing.

o A redemption may not reduce your total account balance below the minimum account requirement.

o All redemptions will be mailed to the address of record or wired to the account of record.

o If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, the redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

o You may request overnight mail service for an additional fee. If your address of record is a P.O. Box, overnight mail service is not allowed.

o If you send a redemption request by fax, you should call Rydex at (800) 820-0888 to verify that your fax was received.

o REDEMPTION REQUESTS MAY ONLY BE MADE BY THE REGISTERED OWNER OR BY AN INDIVIDUAL WHO HAS BEEN GIVEN WRITTEN AUTHORIZATION (BY THE OWNER) TO TRADE THE ACCOUNT.

o Your redemption proceeds, less any applicable CDSC, normally will be sent within five Business Days of the transfer agent receiving your request.

FOR INVESTMENTS MADE BY CHECK (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
ABOUT SELLING SHARES

REDEEMING SHARES THROUGH AN INTERMEDIARY

If you hold shares through an intermediary, you must follow your intermediary's rules for redemptions. Each intermediary has its own rules about share transactions and may have earlier cut-off times than those listed in this Prospectus. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. For more information about how to redeem shares through an intermediary, you should contact that intermediary directly.

REDEEMING SHARES BY CHECKWRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing checks for $100 or more on your existing account. The checks may be made payable to any person or entity and your account will continue to earn dividends until the check clears. If your U.S. Government Money Market Fund's balance is insufficient to cover the amount of your check, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the check.

You can obtain a checkwriting application by calling 800-820-0888 or downloading one from www.rydexfunds.com. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a check to close your account. There is no fee for the checkwriting privilege, but if payment on a check is stopped upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your check for payment. The Funds may suspend the checkwriting privilege at any time.

SUSPENSION OF REDEMPTIONS

With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC.

SALES CHARGES
--------------------------------------------------------------------------------

You can buy C Class Shares at the offering price, which is the net asset value per share, without any up-front sales charge so that the full amount of your purchase is invested in the Funds. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission equal to 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor

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to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF THE CDSC

The CDSC will be waived for the redemption of C Class Shares:

o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego transaction-based compensation in connection with the initial purchase;

o     purchased by reinvesting dividends;

o     following the death or disability of a shareholder;

o that, in the aggregate, do not exceed 10% of the initial value of each purchase into the account; and

o resulting from the Trust's right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

The Funds have adopted a Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual .25% service fee compensates your financial advisor for providing on-going services to you. Rydex Distributors, Inc. (the "Distributor") retains the service and distribution fees on accounts with no authorized dealer of record. The annual .75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees. Because the Fund pays these fees out of assets on an on-going basis, over time these fees may cost you more than other types of sales charges.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of C Class Shares of any Rydex Fund for C Class Shares of any other Rydex Fund, on the basis of the respective net asset values of the shares involved.

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To exchange your shares, you need to provide the following information to the transfer agent by telephone, fax or mail:

o     Account name.

o     Account number (or your taxpayer identification number).

o     Names of the Rydex Funds involved in the exchange transaction.

o Exchange amount in dollars, shares, or the percentage moving from one Fund to another.

ADDITIONAL INFORMATION ABOUT EXCHANGES

o Rydex offers unlimited trading. You may make exchanges every Business Day if you wish.

o Exchange requests are processed at the NAV next determined after their receipt by the Funds. Exchange requests received by the transfer agent before the cut-off times specified below will be processed and communicated to the Funds in time for that Business Day's determination of NAV.

o     The exchange privilege may be modified or discontinued at any time.

o You may also exchange shares of the U.S. Government Money Market Fund for any of the Rydex Dynamic Funds, which are separate mutual funds offered through a separate prospectus. If you are contemplating an exchange for shares of the Rydex Dynamic Funds or any other Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Fund before making the exchange.

o You may obtain a prospectus for any Rydex Fund not described in this Prospectus from the Rydex Web site -- www.rydexfunds.com -- or by calling
      (800) 820-0888 or (301) 296-5100.

o The Funds may allow shareholders to exchange shares electronically using the Rydex Web site. You should follow the procedures described on the Rydex Web site for all electronic exchanges. By using this option, you can transmit your exchange requests directly to the Funds' transfer agent. You should review the instructions on the Rydex Web site for more information regarding procedures for and availability of electronic exchanges.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------
FOR ALL SHAREHOLDERS

NAV DETERMINATION

The price at which you buy (and sell) shares is the net asset value. NAV is calculated by:

o     Taking the current market value of a Fund's total assets

o     Subtracting the liabilities

o     Dividing that amount by the total number of shares owned by shareholders.

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For most Rydex Funds, NAV is calculated each Business Day as of the regularly-scheduled close of normal trading of the NYSE (normally, 4:00 p.m., Eastern Time). The NAV of the U.S. Government Money Market Fund is determined twice each Business Day, first at 1:00 p.m., Eastern Time and again at 4:00 p.m., Eastern Time. To receive the current Business Day's dividend, the transfer agent must receive your purchase order for shares of the U.S. Government Money Market Fund before 1:00 p.m., Eastern Time.

The Large-Cap Europe and Large-Cap Japan Funds value their assets using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Large-Cap Europe and Large-Cap Japan Funds price their shares at the close of the NYSE. As such, the value assigned to the Large-Cap Europe and Large-Cap Japan Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges. When calculating the NAV of the Large-Cap Europe and Large-Cap Japan Funds, this procedure is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the securities might actually trade if their relevant foreign exchanges were open.

If the exchange or market where a Fund's securities or other investments are primarily traded closes early -- such as on days in advance of holidays generally observed by participants in these markets -- the NAV may be calculated earlier.

EARLY FUND CUT-OFF TIMES

On any day that the NAV is calculated earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which purchase and redemption orders must be received.

ADDITIONAL RIGHTS RESERVED BY THE TRUST

In addition to any rights that the Trust has reserved elsewhere in this Prospectus, Rydex reserves the right to do any of the following at any time, with or without prior notice to you:

o     Modify minimum account requirements.

o     Reject or refuse, in whole or in part, any purchase order for Fund shares.

o     Modify or discontinue the exchange privilege.

o     Add or change fees charged for special services.

LOW BALANCE ACCOUNTS

Due to the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your

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account balance across all Funds drops below the required minimum, the Trust reserves the right to redeem your remaining shares without any additional notification to you.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex Web site at www.rydexfunds.com or call (800) 820-0888 or (301) 296-5100. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk-free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of Web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss. If you are unable to reach the Trust by Internet or telephone by calling (800) 820-0888 or (301) 296-5100, you may want to try to reach the Trust by other means.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmation of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing. The transfer agent may allow you to choose to receive your confirmations and/or statements either by mail or electronically.

ELECTRONIC COMMUNICATIONS

You may consent to receive all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the Rydex Web site or other electronic means. If you consent to receive electronic communications from Rydex, you may print a copy for your records. Shareholders who consent to receive communications electronically must:

o     Have and maintain access to the Rydex Web site.

o     Provide Rydex with a valid and current e-mail address.

o Notify Rydex immediately if they no longer have access, change their e-mail address or wish to revoke consent.

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You may revoke your consent to receive electronic confirmations and other communications from the Funds through the Rydex Web site or other electronic means at any time by informing the transfer agent in writing. For more information follow the instructions on the Rydex Web site.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o     $15 for wire transfers of redemption proceeds under $5,000.

o     $50 on purchase checks returned for insufficient or uncollectible funds.

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date.

o $15 for standard overnight packages (fee may be higher for special delivery options).

o     $25 for bounced draft checks or ACH transactions.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market and U.S. Government Bond Funds, which declare dividends daily and pay them monthly and the Real Estate Fund, which declares and pays dividends quarterly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed

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explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends you receive from the Funds will be taxed as ordinary income.

o Any capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

o Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions, if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

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TAX CONSIDERATIONS RELATED TO THE REAL ESTATE FUND
--------------------------------------------------------------------------------

It is possible that a significant portion of the dividends paid by REITs may represent a "return of capital." Consequently, a portion of the Real Estate Fund's distributions may also represent a return of capital. Returns of capital distributions are not taxable to you, but you must deduct them from the cost of basis of your investment in the Fund. Returns of capital are listed as "nontaxable distributions" on Form 1099-DIV.

It is possible that one or more of the Fund's REIT investments may not indicate what portion of their dividends represent return of capital in time for the Fund to meet its January 31 deadline for sending 1099-DIV forms to investors. In this event, to ensure that you receive accurate and complete tax information, we will send your 1099-DIV for the Fund in February (subject to IRS approval).

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MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Global Advisors, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended March 31, 2001, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                ADVISORY FEE
--------------------------------------------------------------------------------
NOVA                                                                    .75%

URSA**                                                                  .90%

OTC                                                                     .75%

ARKTOS**                                                                .90%

MEDIUS*                                                                 .90%

MEKROS                                                                  .90%

U.S. GOVERNMENT BOND                                                    .50%

JUNO**                                                                  .90%

SECTOR FUNDS (EXCEPT PRECIOUS METALS)*                                  .85%

PRECIOUS METALS                                                         .75%

U.S. GOVERNMENT MONEY MARKET                                            .50%

LARGE-CAP EUROPE                                                        .90%

LARGE-CAP JAPAN                                                         .90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

* THE MEDIUS AND REAL ESTATE FUNDS HAD NOT COMMENCED OPERATIONS AS OF MARCH 31, 2001. FIGURE REPRESENTS CONTRACTUAL FEE AMOUNT FOR CURRENT FISCAL YEAR.

**    THE ADVISORY FEES PAID REPRESENT THE FEES PAID AT THE MASTER FUND LEVEL.

                                                                 PROSPECTUS (95)


--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

MICHAEL P. BYRUM, CFA, Chief Investment Officer, has been associated with Rydex since the Advisor was founded in 1993, and since that time played a key role in the development of the firm's investment strategy and product offerings. As Senior Portfolio Manager, he was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment advisor to Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

CHARLES J. TENNES, Director of Portfolio, joined Rydex in 1999 as Senior Portfolio Manager for the Rydex International Funds, and was part of the team that developed the Mekros Fund and the four Rydex Dynamic Funds. He was named Senior Vice President in 2000 and Director of Portfolio in 2001. From 1991 to 1997, Mr. Tennes was Chief Operating Officer for GIT Investment Funds, where he managed an emerging markets equity fund that invested in more than 30 countries. From 1997 to 1999 he worked as a consultant on privatization in Eastern Europe. He holds a master's degree in international commerce from George Mason University.

An investment team supervised by Mr. Byrum and Mr. Tennes manages each of the Rydex Funds.

(96)


NOVA FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Nova Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                  YEAR       YEAR       YEAR
  YEAR     PERIOD      YEAR
                                                 ENDED      ENDED      ENDED
 ENDED      ENDED     ENDED
                                             MARCH 31,  MARCH 31,  MARCH 31,
MARCH 31,  MARCH 31,  JUNE 30,
                                                  2001       2000       1999
  1998       1997      1996
--------------------------------------------------------------------------------
----------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                           $41.93     $34.87     $29.82
$17.89     $15.68    $11.81
                                              --------   --------   --------
--------   --------  --------
  Net Investment Income+                           .33        .47        .45
   .59        .35       .56
  Net Realized and Unrealized
    Gains (Losses) on Securities                (15.41)      6.60       5.01
 11.39       2.19      3.31
                                              --------   --------   --------
--------   --------  --------
  Net Increase (Decrease) in
    Net Asset Value Resulting
    from Operations                             (15.08)      7.07       5.46
 11.98       2.54      3.87
  Distributions to Shareholders from:
    Net Investment Income                           --      (.01)      (.41)
    --         --        --
    Net Realized Capital Gains                      --         --         --
 (.05)      (.33)        --
                                              --------   --------   --------
--------   --------  --------
  Net Increase (Decrease) in
    Net Asset Value                             (15.08)      7.06       5.05
 11.93       2.21      3.87
                                              --------   --------   --------
--------   --------  --------
NET ASSET VALUE--END OF PERIOD                  $26.85     $41.93     $34.87
$29.82     $17.89    $15.68
                                              ========   ========   ========
========   ========  ========
TOTAL INVESTMENT RETURN                       (35.96)%     20.29%     18.54%
67.02%    20.92%*    32.77%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                 1.34%      1.18%      1.19%
 1.13%     1.19%*
  Net Expenses                                   1.33%      1.18%      1.19%
 1.11%     1.16%*     1.31%
  Net Investment Income                          0.89%      1.26%      1.47%
 2.42%     2.69%*     3.14%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                       117%       311%       445%
    --         --        --
  Net Assets, End of Year
    (000's omitted)                           $251,333   $748,147   $655,275
$986,247   $181,930  $224,541
--------------------------------------------------------------------------------
----------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*     ANNUALIZED

** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR THE YEARS ENDED MARCH 31, 1998 AND PRIOR, THE NOVA FUND TYPICALLY HELD MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS WHICH ARE DEEMED SHORT-TERM SECURITIES.

                                                                 PROSPECTUS (97)


URSA FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Ursa Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                           YEAR         YEAR         YEAR
 YEAR       PERIOD          YEAR
                                          ENDED        ENDED        ENDED
ENDED        ENDED         ENDED
                                      MARCH 31,    MARCH 31,    MARCH 31,
MARCH 31,    MARCH 31,      JUNE 30,
                                           2001         2000         1999
 1998++       1997++        1996++
--------------------------------------------------------------------------------
---------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                     $7.68        $8.66        $9.92
$14.04       $15.10        $17.58
                                       --------     --------     --------
--------     --------      --------
  Net Investment Income+                    .40          .32          .25
  .38          .34           .60
  Net Realized and Unrealized Gains
    (Losses) on Securities                 2.41       (1.24)       (1.48)
(4.46)       (1.36)        (3.08)
                                       --------     --------     --------
--------     --------      --------
  Net Increase (Decrease) in
    Net Asset Value Resulting
    from Operations                        2.81        (.92)       (1.23)
(4.08)       (1.02)        (2.48)
  Distributions to Shareholders from
    Net Investment Income                 (.06)        (.06)        (.03)
(.04)        (.04)            --
                                       --------     --------     --------
--------     --------      --------
  Net Increase (Decrease) in
    Net Asset Value                        2.75        (.98)       (1.26)
(4.12)       (1.06)        (2.48)
                                       --------     --------     --------
--------     --------      --------
NET ASSET VALUE--END OF PERIOD           $10.43        $7.68        $8.66
$9.92       $14.04        $15.10
                                       ========     ========     ========
========     ========      ========
TOTAL INVESTMENT RETURN                  36.68%     (10.64)%     (12.47)%
(29.06)%     (8.98)%*      (14.11)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                          0.42%        1.32%        1.39%
1.36%       1.36%*            --
  Net Expenses                            0.42%        1.31%        1.38%
1.34%       1.34%*         1.39%
  Net Investment Income                   4.69%        3.81%        3.29%
3.18%       3.21%*         3.38%
SUPPLEMENTARY DATA:
  Net Assets, End of Year
    (000's omitted)                    $222,939     $288,218     $482,340
$254,225     $582,288      $192,553
--------------------------------------------------------------------------------
---------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED JUNE 30, 1995 THROUGH MARCH 31, 1998 HAVE BEEN RESTATED TO REFLECT A 1:2 REVERSE STOCK SPLIT EFFECTIVE AUGUST 14, 1998.

*     ANNUALIZED

(98)


OTC FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single OTC Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                               YEAR       YEAR         YEAR
   YEAR       PERIOD         YEAR
                                              ENDED      ENDED        ENDED
  ENDED        ENDED        ENDED
                                          MARCH 31,  MARCH 31,    MARCH 31,
MARCH 31,    MARCH 31,     JUNE 30,
                                               2001       2000         1999
   1998         1997         1996
--------------------------------------------------------------------------------
----------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                   $47.70       $27.68
 $17.93       $15.16       $12.22
                                       ----------   ----------   ----------
--------      -------      -------
  Net Investment Income (Loss)+                          (.67)        (.36)
  (.14)          .01          .06
  Net Realized and Unrealized
    Gains (Losses) on Securities                         50.64        20.65
   9.99         2.84         3.24
                                       ----------   ----------   ----------
--------      -------      -------
  Net Increase (Decrease) in
    Net Asset Value Resulting
    from Operations                                      49.97        20.29
   9.85         2.85         3.30
  Distributions to Shareholders from:
    Net Investment Income                                   --           --
     --        (.07)           --
    Net Realized Capital Gain                             (.47)       (.27)
  (.10)        (.01)        (.36)
                                       ----------   ----------   ----------
--------      -------      -------
  Net Increase (Decrease) in Net Asset Value             49.50        20.02
   9.75         2.77         2.94
                                       ----------   ----------   ----------
--------      -------      -------
NET ASSET VALUE--END OF PERIOD                          $97.20       $47.70
 $27.68       $17.93       $15.16
                                       ==========   ==========   ==========
========      =======      =======
TOTAL INVESTMENT RETURN                                105.32%       73.73%
 55.05%      24.77%*       26.44%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                         1.15%        1.15%
  1.13%       1.27%*
  Net Expenses                                           1.15%        1.15%
  1.13%       1.27%*        1.33%
  Net Investment Income (Loss)                         (1.01)%      (0.97)%
(0.58)%       0.08%*        0.44%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                               385%         773%
   972%       1,140%       2,579%
  Net Assets, End of Year
    (000's omitted)                                 $3,762,540   $1,277,571
$449,794      $52,278      $48,716
--------------------------------------------------------------------------------
----------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED JUNE 30, 1995 THROUGH MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 3:1 STOCK SPLIT EFFECTIVE APRIL 14, 2000.

*     ANNUALIZED

** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                 PROSPECTUS (99)


ARKTOS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Arktos Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                                    YEAR
   YEAR            PERIOD
                                                                   ENDED
  ENDED             ENDED
                                                               MARCH 31,
MARCH 31,         MARCH 31,
                                                                    2001
   2000++            1999*++
--------------------------------------------------------------------------------
-----------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD                              $17.45
  $8.04            $15.00
                                                                 -------
--------          --------
  Net Investment Income+                                            1.08
    .15               .13
  Net Realized and Unrealized Gains (Losses) on Securities         17.23
 (4.68)            (7.08)
                                                                 -------
--------          --------
  Net (Increase) Decrease in Net Asset Value Resulting
    from Operations                                                18.31
 (4.53)            (6.95)
  Distributions to Shareholders from Net Investment Income            --
  (.02)             (.01)
                                                                 -------
--------          --------
  Net (Increase) Decrease in Net Asset Value                       18.31
 (4.55)            (6.96)
                                                                 -------
--------          --------
NET ASSET VALUE--END OF PERIOD                                    $35.76
  $3.49             $8.04
                                                                 =======
========          ========
TOTAL INVESTMENT RETURN                                          104.93%
(56.39)%          (46.35)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                                   0.38%
  1.46%           1.38%**
  Net Expenses                                                     0.38%
  1.46%           1.37%**
  Net Investment Income                                            6.27%
  2.67%           2.20%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                                          --
 1,157%            1,332%
  Net Assets, End of Year (000's omitted)                        $79,028
$103,160          $118,622
--------------------------------------------------------------------------------
-----------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE PERIODS ENDED MARCH 31, 1999 THROUGH MARCH 31, 2000 HAVE BEEN RESTATED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE APRIL 14, 2000.

*     COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. FOR PERIODS AFTER MARCH 31, 2000, PORTFOLIO TURNOVER IS CALCULATED ONLY FOR THE ARKTOS MASTER PORTFOLIO.

(100)


U.S. GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single U.S. Government Bond Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                               YEAR           YEAR
YEAR           YEAR         PERIOD            YEAR
                                              ENDED          ENDED
ENDED          ENDED          ENDED           ENDED
                                          MARCH 31,      MARCH 31,      MARCH
31,      MARCH 31,      MARCH 31,        JUNE 30,
                                               2001           2000
1999           1998           1997            1996
--------------------------------------------------------------------------------
-----------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                         $9.34         $10.05
$10.04          $8.52          $8.97           $9.55
                                            -------        -------
-------        -------         ------         -------
  Net Investment Income+                        .42            .46
 .42            .45            .34             .46
  Net Realized and Unrealized
    Gains (Losses) on Securities                .48          (.71)
 .02           1.50          (.45)           (.45)
                                            -------        -------
-------        -------         ------         -------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations             .90          (.25)
 .44           1.95          (.11)             .01
  Distribution to Shareholders from:
    Net Investment Income                     (.42)          (.46)
(.42)          (.43)          (.34)           (.46)
    Net Realized Capital Gain                    --             --
(.01)             --             --           (.13)
                                            -------        -------
-------        -------         ------         -------
  Net Increase (Decrease) in
    Net Asset Value                             .48          (.71)
 .01           1.52          (.45)           (.58)
                                            -------        -------
-------        -------         ------         -------
NET ASSET VALUE--END OF PERIOD                $9.82          $9.34
$10.05         $10.04          $8.52           $8.97
                                            =======        =======
=======        =======         ======         =======
TOTAL INVESTMENT RETURN                       9.81%        (2.26)%
4.24%         24.72%       (0.46)%*         (1.48)%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                              0.97%          0.93%
0.97%          1.13%         1.51%*
  Net Expenses                                0.96%          0.92%
0.96%          1.11%         1.49%*           1.26%
  Net Investment Income                       4.38%          5.01%
3.88%          4.65%         5.06%*           4.73%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                  1,107%           890%
1,339%         1,496%           962%            780%
  Net Assets, End of Year
    (000's omitted)                         $80,686        $28,105
$27,623        $20,508         $3,302         $18,331
--------------------------------------------------------------------------------
-----------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*     ANNUALIZED

** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                PROSPECTUS (101)


JUNO FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Juno Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                               YEAR           YEAR
YEAR           YEAR         PERIOD            YEAR
                                              ENDED          ENDED
ENDED          ENDED          ENDED           ENDED
                                          MARCH 31,      MARCH 31,      MARCH
31,      MARCH 31,      MARCH 31,        JUNE 30,
                                               2001           2000
1999           1998           1997            1996*
--------------------------------------------------------------------------------
------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                         $9.00          $8.70
$8.65          $9.69          $9.47           $9.08
                                            -------         ------
-------        -------        -------         -------
  Net Investment Income+                        .41            .31
 .27            .16            .25             .34
  Net Realized and Unrealized
    Gains (Losses) on Securities              (.88)            .04
(.20)         (1.12)             --             .05
                                            -------         ------
-------        -------        -------         -------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations           (.47)            .35
 .07          (.96)            .25             .39
  Distributions to Shareholders from
    Net Investment Income                        --          (.05)
(.02)          (.08)          (.03)              --
                                            -------         ------
-------        -------        -------         -------
  Net Increase (Decrease) in
    Net Asset Value                           (.47)            .30
 .05         (1.04)            .22             .39
                                            -------         ------
-------        -------        -------         -------
NET ASSET VALUE--END OF PERIOD                $8.53          $9.00
$8.70          $8.65          $9.69           $9.47
                                            =======         ======
=======        =======        =======         =======
TOTAL INVESTMENT RETURN                     (5.22)%          3.97%
0.78%        (9.92)%        3.75%**           4.30%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                              0.39%          1.47%
1.57%          1.61%        1.60%**
  Net Expenses                                0.39%          1.47%
1.56%          1.59%        1.58%**           1.64%
  Net Investment Income                       4.61%          3.39%
3.25%          3.55%        3.51%**           3.63%
SUPPLEMENTARY DATA:
  Net Assets, End of Year
    (000's omitted)                         $10,745         $9,941
$12,789        $12,887        $32,577         $18,860
--------------------------------------------------------------------------------
------------------------------------------------

+     Calculated using the average daily shares outstanding for the year.

*     Annualized

(102)


ENERGY FUND & FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.


                                     FINANCIAL
                                                                      ENERGY
FUND                                 SERVICES FUND
--------------------------------------------------------------------------------
------------------------------------------------

                                               YEAR           YEAR
PERIOD           YEAR           YEAR          PERIOD
                                              ENDED          ENDED
ENDED          ENDED          ENDED           ENDED
                                          MARCH 31,      MARCH 31,      MARCH
31,      MARCH 31,      MARCH 31,       MARCH 31,
                                               2001           2000
1999*          2001           2000            1999*
--------------------------------------------------------------------------------
------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING
  OF PERIOD                                  $10.87          $8.99
$10.00          $9.48          $9.99          $10.00
                                            -------        -------
-------        -------       --------         -------
  Net Investment Income (Loss)+               (.08)            .08
 .05            .06          (.01)           (.01)
  Net Realized and Unrealized Gains
    (Losses) on Securities                      .64           1.80
(1.06)            .46          (.49)            0.00
                                            -------        -------
-------        -------       --------         -------
  Net Increase (Decrease) in Net
    Asset Value  Resulting From
    Operations                                  .56           1.88
(1.01)            .52          (.50)           (.01)
  Distributions to Shareholders
    from Net Realized Capital Gains              --             --
--             --          (.01)              --
                                            -------        -------
-------        -------       --------         -------
  Net Increase (Decrease) in
    Net Asset Value                             .56           1.88
(1.01)            .52          (.51)           (.01)
                                            -------        -------
-------        -------       --------         -------
NET ASSET VALUE--END OF PERIOD               $11.43         $10.87
$8.99         $10.00          $9.48           $9.99
                                            =======        =======
=======        =======       ========         =======
TOTAL INVESTMENT RETURN                       5.15%         20.91%
(10.10)%          5.49%        (4.97)%         (0.10)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                              1.64%          1.58%
1.62%**          1.24%          1.72%         1.58%**
  Net Expenses                                1.63%          1.57%
1.62%**          1.23%          1.71%         1.57%**
  Net Investment Income (Loss)              (0.70)%          0.83%
0.69%**          0.58%        (0.15)%       (0.07)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                 1,707%         2,854%
6,070%         1,271%         2,770%          7,269%
  Net Assets, End of Period
    (000's omitted)                         $15,715        $13,980
$17,442        $35,190       $145,449         $22,165
--------------------------------------------------------------------------------
------------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 21, 1998--ENERGY FUND; APRIL 2, 1998--FINANCIAL SERVICES FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                PROSPECTUS (103)


HEALTH CARE FUND & TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                                 HEALTH CARE
FUND                                TECHNOLOGY FUND
--------------------------------------------------------------------------------
------------------------------------------------

                                               YEAR           YEAR
PERIOD           YEAR           YEAR          PERIOD
                                              ENDED          ENDED
ENDED          ENDED          ENDED           ENDED
                                          MARCH 31,      MARCH 31,      MARCH
31,      MARCH 31,      MARCH 31,       MARCH 31,
                                               2001           2000
1999*          2001           2000            1999*
--------------------------------------------------------------------------------
------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING
  OF PERIOD                                  $10.25         $11.45
$10.00         $31.59         $17.02          $10.00
                                            -------        -------
-------        -------        -------         -------
  Net Investment Loss+                        (.05)          (.04)
(.02)          (.24)          (.19)           (.16)
  Net Realized and Unrealized Gains
    (Losses) on Securities                     1.05         (1.15)
1.47        (18.65)          14.76            7.18
                                            -------        -------
-------        -------        -------         -------
  Net Increase (Decrease) in Net
    Asset Value Resulting from
    Operations                                 1.00          (1.19)
1.45         (18.89)         14.57            7.02
  Distributions to Shareholders
    from Net Realized Capital Gains              --          (.01)
--             --             --              --
                                            -------        -------
-------        -------        -------         -------
  Net Increase (Decrease) in
    Net Asset Value                            1.00         (1.20)
1.45        (18.89)          14.57            7.02
                                            -------        -------
-------        -------        -------         -------
NET ASSET VALUE--END OF PERIOD               $11.25         $10.25
$11.45         $12.70         $31.59          $17.02
                                            =======        =======
=======        =======        =======         =======
TOTAL INVESTMENT RETURN                       9.76%       (10.44)%
14.50%       (59.80)%         85.61%          70.20%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                              1.55%          1.41%
1.44%**          1.30%          1.41%         1.39%**
  Net Expenses                                1.54%          1.41%
1.43%**          1.30%          1.40%         1.39%**
  Net Investment Loss                       (0.39)%        (0.36)%
(0.21)%        (1.01)%        (0.85)%       (1.23)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                 1,399%         4,850%
4,465%         2,202%         4,929%          4,598%
  Net Assets, End of Period
    (000's omitted)                         $42,495        $30,729
$14,016        $26,660        $90,002         $24,400
--------------------------------------------------------------------------------
------------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 17, 1998--HEALTH CARE FUND; APRIL 14, 1998--TECHNOLOGY FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

(104)


BASIC MATERIALS FUND & CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.


BASIC                                      CONSUMER
                                                                   MATERIALS
FUND                                 PRODUCTS FUND
--------------------------------------------------------------------------------
------------------------------------------------

                                               YEAR           YEAR
PERIOD           YEAR           YEAR          PERIOD
                                              ENDED          ENDED
ENDED          ENDED          ENDED           ENDED
                                          MARCH 31,      MARCH 31,      MARCH
31,      MARCH 31,      MARCH 31,       MARCH 31,
                                               2001           2000
1999*          2001           2000            1999*
--------------------------------------------------------------------------------
------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING
  OF PERIOD                                   $7.97          $7.75
$10.00          $7.56          $9.71          $10.00
                                            -------        -------
------         ------         ------         -------
  Net Investment Income+                        .06            .20
--            .07            .04              --
  Net Realized and Unrealized Gains
    (Losses) on Securities                   (1.02)            .02
(2.25)          (.45)         (1.84)           (.29)
                                            -------        -------
------         ------         ------         -------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations           (.96)            .22
(2.25)          (.38)         (1.80)           (.29)
  Distributions to Shareholders from
    Net Realized Capital Gains                   --             --
--             --          (.35)              --
                                            -------        -------
------         ------         ------         -------
Net Increase (Decrease) in Net
  Asset Value                                 (.96)            .22
(2.25)          (.38)         (2.15)           (.29)
                                            -------        -------
------         ------         ------         -------
NET ASSET VALUE--END OF PERIOD                $7.01          $7.97
$7.75          $7.18          $7.56           $9.71
                                            =======        =======
======         ======         ======         =======
TOTAL INVESTMENT RETURN                    (12.05)%          2.84%
(22.50)%        (5.03)%       (19.20)%         (2.90)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                              1.52%          1.54%
1.62%**          1.23%          1.37%         1.55%**
  Net Expenses                                1.52%          1.53%
1.61%**          1.22%          1.36%         1.54%**
  Net Investment Income (Loss)                0.79%          2.21%
(0.02)%**          0.94%          0.49%       (0.03)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                 2,600%         3,641%
5,704%         1,907%         5,466%          1,255%
  Net Assets, End of Period
    (000's omitted)                         $16,593        $16,851
$2,179         $8,503         $9,181          $1,280
--------------------------------------------------------------------------------
------------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BASIC MATERIALS FUND; JULY 6, 1998--CONSUMER PRODUCTS FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                PROSPECTUS (105)


LEISURE FUND & RETAILING FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                                     LEISURE
FUND                                RETAILING FUND
--------------------------------------------------------------------------------
------------------------------------------------

                                               YEAR           YEAR
PERIOD           YEAR           YEAR          PERIOD
                                              ENDED          ENDED
ENDED          ENDED          ENDED           ENDED
                                          MARCH 31,      MARCH 31,      MARCH
31,      MARCH 31,      MARCH 31,       MARCH 31,
                                               2001           2000
1999*          2001           2000            1999*
--------------------------------------------------------------------------------
------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING
  OF PERIOD                                  $11.10         $11.21
$10.00         $13.22         $13.54          $10.00
                                             ------         ------
------        -------        -------         -------
  Net Investment Income (Loss)+               (.12)            .03
(.08)          (.09)            .02           (.10)
  Net Realized and Unrealized Gains
    (Losses) on Securities                   (2.46)          (.04)
1.29         (2.84)          (.23)            3.64
                                             ------         ------
------        -------        -------         -------
  Net Increase (Decrease) in Net
    Asset Value Resulting from
    Operations                               (2.58)          (.01)
1.21         (2.93)          (.21)            3.54
  Distributions to Shareholders from
    Net Realized Capital Gains                   --          (.10)
--             --          (.11)              --
                                             ------         ------
------        -------        -------         -------
  Net Increase (Decrease) in Net
    Asset Value                              (2.58)          (.11)
1.21         (2.93)          (.32)            3.54
                                             ------         ------
------        -------        -------         -------
NET ASSET VALUE--END OF PERIOD                $8.52         $11.10
$11.21         $10.29         $13.22          $13.54
                                             ======         ======
======        =======        =======         =======
TOTAL INVESTMENT RETURN                    (23.24)%        (0.07)%
12.10%       (22.16)%        (1.51)%          35.40%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                              1.55%          1.58%
1.59%**          1.51%          1.44%         1.42%**
  Net Expenses                                1.55%          1.58%
1.59%*          1.50%          1.44%           1.42%
  Net Investment Income (Loss)              (1.18)%          0.30%
(0.76)%        (0.78)%          0.16%       (0.81)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                 2,756%         5,734%
5,581%         3,062%         2,537%          3,243%
  Net Assets, End of Period
    (000's omitted)                          $1,277         $5,563
$4,796        $33,228        $81,097         $45,219
--------------------------------------------------------------------------------
------------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--LEISURE FUND AND RETAILING FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

(106)


TELECOMMUNICATIONS FUND & TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.


TELECOMMUNICATIONS                                 TRANSPORTATION

FUND                                           FUND
--------------------------------------------------------------------------------
------------------------------------------------

                                               YEAR           YEAR
PERIOD           YEAR           YEAR          PERIOD
                                              ENDED          ENDED
ENDED          ENDED          ENDED           ENDED
                                          MARCH 31,      MARCH 31,      MARCH
31,      MARCH 31,      MARCH 31,       MARCH 31,
                                               2001           2000
1999*          2001           2000            1999*
--------------------------------------------------------------------------------
------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING
  OF PERIOD                                  $20.39         $13.03
$10.00          $6.24          $7.99          $10.00
                                             ------        -------
-------         ------        -------          ------
  Net Investment Loss+                        (.10)          (.10)
(.04)             --          (.07)           (.03)
  Net Realized and Unrealized Gains
    (Losses) on Securities                  (12.28)           7.47
3.07            .18         (1.68)          (1.98)
                                             ------        -------
-------         ------        -------          ------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations         (12.38)           7.37
3.03            .18         (1.75)          (2.01)
  Distributions to Shareholders from
    Net Realized Capital Gains                   --          (.01)            --
             --             --              --
                                             ------        -------
-------         ------        -------          ------
  Net Increase (Decrease) in Net
    Asset Value                             (12.38)           7.36
3.03            .18         (1.75)          (2.01)
                                             ------        -------
-------         ------        -------          ------
NET ASSET VALUE--END OF PERIOD                $8.01         $20.39
$13.03          $6.42          $6.24           $7.99
                                             ======        =======
=======         ======        =======           =====
TOTAL INVESTMENT RETURN                    (60.72)%         56.54%
30.30%          2.88%       (21.90)%        (20.10)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                              1.37%          1.50%
1.56%**          1.55%          1.97%         1.58%**
  Net Expenses                                1.37%          1.49%
1.55%**          1.54%          1.96%         1.58%**
  Net Investment Loss                       (0.65)%        (0.59)%
(0.34)%**        (0.05)%        (0.92)%       (0.36)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                 1,273%         1,555%
2,788%         1,293%         1,970%          7,583%
  Net Assets, End of Period
    (000's omitted)                          $9,924        $66,904
$12,300         $8,246        $18,501          $3,014
--------------------------------------------------------------------------------
------------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--TELECOMMUNICATIONS FUND; APRIL 2, 1998--TRANSPORTATION FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                PROSPECTUS (107)


ENERGY SERVICES FUND & BANKING FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                             ENERGY SERVICES
FUND                                  BANKING FUND
--------------------------------------------------------------------------------
------------------------------------------------

                                               YEAR           YEAR
PERIOD           YEAR           YEAR          PERIOD
                                              ENDED          ENDED
ENDED          ENDED          ENDED           ENDED
                                          MARCH 31,      MARCH 31,      MARCH
31,      MARCH 31,      MARCH 31,       MARCH 31,
                                               2001           2000
1999*          2001           2000            1999*
--------------------------------------------------------------------------------
------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING
  OF PERIOD                                   $9.31          $6.02
$10.00          $7.31          $8.77          $10.00
                                            -------        -------
-------        -------        -------          ------
  Net Investment Income (Loss)+               (.04)          (.06)
(.07)            .14            .07             .01
  Net Realized and Unrealized Gains
    (Losses) on Securities                    (.17)           3.35
(3.91)            .82         (1.53)          (1.24)
                                            -------        -------
-------        -------        -------          ------
  Net Increase (Decrease) in Net
    Asset Value Resulting from
    Operations                                (.21)           3.29
(3.98)            .96         (1.46)          (1.23)
  Distributions to Shareholders                  --             --
--             --             --              --
                                            -------        -------
-------        -------        -------          ------
  Net Increase (Decrease) in Net
    Asset Value                               (.21)           3.29
(3.98)            .96         (1.46)          (1.23)
                                            -------        -------
-------        -------        -------          ------
NET ASSET VALUE--END OF PERIOD                $9.10          $9.31
$6.02          $8.27          $7.31           $8.77
                                            =======        =======
=======        =======        =======          ======
TOTAL INVESTMENT RETURN                     (2.26)%         54.65%
(39.80)%         13.13%       (16.65)%        (12.30)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                              1.26%          1.58%
1.58%**          1.30%          1.58%         1.58%**
  Net Expenses                                1.25%          1.57%
1.57%**          1.29%          1.57%         1.57%**
  Net Investment Income (Loss)              (0.41)%        (0.81)%
(1.14)%**          1.77%          0.87%         0.13%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                   944%         1,794%
3,170%         1,394%         3,829%         11,211%
  Net Assets, End of Period
    (000's omitted)                         $50,159        $54,609
$74,135        $38,508        $39,546          $7,827
--------------------------------------------------------------------------------
------------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--ENERGY SERVICES FUND AND BANKING FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

(108)


BIOTECHNOLOGY FUND & ELECTRONICS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand each Fund's financial performance for the period of each Fund's operations. Certain information reflects financial results for a single Sector Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                                               BIOTECHNOLOGY
FUND                              ELECTRONICS FUND
--------------------------------------------------------------------------------
------------------------------------------------

                                               YEAR           YEAR
PERIOD           YEAR           YEAR          PERIOD
                                              ENDED          ENDED
ENDED          ENDED          ENDED           ENDED
                                          MARCH 31,      MARCH 31,      MARCH
31,      MARCH 31,      MARCH 31,       MARCH 31,
                                               2001           2000
1999*          2001           2000            1999*
--------------------------------------------------------------------------------
------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING
  OF PERIOD                                  $28.88         $12.81
$10.00         $40.10         $14.02          $10.00
                                           --------       --------
-------        -------       --------         -------
  Net Investment Loss+                        (.35)          (.34)
(.16)          (.36)          (.30)           (.15)
  Net Realized and Unrealized Gains
    on Securities                            (6.87)          16.45
2.97        (23.02)          26.38            4.17
                                           --------       --------
-------        -------       --------         -------
  Net Increase in Net Asset Value
    Resulting from Operations                (7.22)          16.11
2.81        (23.38)          26.08            4.02
  Distributions to Shareholders
    from Net Realized Capital Gains              --          (.04)
--          (.18)             --              --
                                           --------       --------
-------        -------       --------         -------
  Net Increase in Net Asset Value            (7.22)          16.07
2.81        (23.56)          26.08            4.02
                                           --------       --------
-------        -------       --------         -------
NET ASSET VALUE--END OF PERIOD               $21.66         $28.88
$12.81         $16.54         $40.10          $14.02
                                           ========       ========
=======        =======       ========         =======
TOTAL INVESTMENT RETURN                    (25.00)%        125.98%
28.10%       (58.48)%        186.02%          40.20%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses                              1.24%          1.42%
1.56%**          1.36%          1.29%         1.57%**
  Net Expenses                                1.23%          1.41%
1.55%**          1.35%          1.28%         1.56%**
  Net Investment Loss                       (1.17)%        (1.29)%
(1.52)%**        (1.09)%        (1.14)%       (1.23)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***                   305%           699%
2,670%           705%         1,162%          3,011%
  Net Assets, End of Period
    (000's omitted)                        $283,407       $456,303
$38,205        $70,131       $274,554         $12,814
--------------------------------------------------------------------------------
------------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

* SINCE THE COMMENCEMENT OF OPERATIONS: APRIL 1, 1998--BIOTECHNOLOGY FUND AND ELECTRONICS FUND.

**    ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                                PROSPECTUS (109)


PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Precious Metal Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                               YEAR           YEAR
YEAR           YEAR         PERIOD            YEAR
                                              ENDED          ENDED
ENDED          ENDED          ENDED           ENDED
                                          MARCH 31,      MARCH 31,      MARCH
31,      MARCH 31,      MARCH 31,        JUNE 30,
                                               2001           2000++
1999++         1998++***      1997++          1996
--------------------------------------------------------------------------------
-----------------------------------------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                                        $4.19
$5.82          $7.64          $9.05           $8.73
                                         ----------        -------
-------        -------        -------         -------
  Net Investment Income (Loss)+                              (.02)
(.03)             --             --              --
  Net Realized and Unrealized
    Gains (Losses) on Securities                             (.41)
(1.60)         (1.82)         (1.41)             .32
                                         ----------        -------
-------        -------        -------         -------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations                          (.43)
(1.63)         (1.82)         (1.41)             .32
  Distributions to Shareholders from
    Net Investment Income                                       --
--             --             --              --
                                         ----------        -------
-------        -------        -------         -------
  Net Increase (Decrease) in
    Net Asset Value                                          (.43)
(1.63)         (1.82)         (1.41)             .32
                                         ----------        -------
-------        -------        -------         -------
NET ASSET VALUE--END OF PERIOD                               $3.76
$4.19          $5.82          $7.64           $9.05
                                         ==========        =======
=======        =======        =======         =======
TOTAL INVESTMENT RETURN                                   (10.26)%
(28.01)%       (23.82)%      (20.77)%*           3.67%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                                             1.23%
1.37%          1.42%         1.49%*
  Net Expenses                                               1.23%
1.36%          1.41%         1.45%*           1.33%
  Net Investment Income (Loss)                             (0.34)%
(0.69)%          0.05%         0.00%*         (0.01)%
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate**                                 1,004%
1,191%           752%           743%          1,036%
  Net Assets, End of Year
    (000's omitted)                                        $37,780
$26,823        $34,538        $23,680         $36,574
--------------------------------------------------------------------------------
-----------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE PERIODS END JUNE 30, 1996 THROUGH MARCH 31, 2000 HAVE BEEN RESTARTED TO REFLECT A 1:5 REVERSE STOCK SPLIT EFFECTIVE APRIL 14, 2000.

*     ANNUALIZED

** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

***   DURING 1997, THE TRUST CHANGED ITS FISCAL YEAR END FROM JUNE 30 TO MARCH
      31. ACCORDINGLY, THE PERIOD ENDED MARCH 31, 1997 REFLECTS NINE MONTHS OF ACTIVITY.

(110)


U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(For a Share Outstanding Throughout Each Period)

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single U.S. Money Market Fund Investor Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). C Class Shares of the Funds were not offered as of 3/31/00 and therefore no financial highlights are presented for that class. Because C Class Shares are subject to different sales charges and expense levels, total return will ordinarily differ for the same period. This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 2001 Annual Report. The 2001 Annual Report is available by telephoning us at (800) 820-0888 or (301) 296-5100. The Annual Report is incorporated by reference in the SAI.

                                               YEAR           YEAR
YEAR           YEAR         PERIOD            YEAR
                                              ENDED          ENDED
ENDED          ENDED          ENDED           ENDED
                                          MARCH 31,      MARCH 31,      MARCH
31,      MARCH 31,      MARCH 31,        JUNE 30,
                                               2001           2000
1999           1998           1997            1996
--------------------------------------------------------------------------------
-----------------------------------------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--
  BEGINNING OF PERIOD                         $1.00          $1.00
$1.00          $1.00          $1.00           $1.00
                                           --------       --------
--------       --------       --------        --------
  Net Investment Income+                        .05            .04
 .04            .04            .03             .04
                                           --------       --------
--------       --------       --------        --------
  Net Increase in Net Asset Value
    Resulting from Operations                   .05            .04
 .04            .04            .03             .04
  Distributions to Shareholders from
    Net Investment Income                     (.05)          (.04)
(.04)          (.04)          (.03)           (.04)
                                           --------       --------
--------       --------       --------        --------
  Net Increase in Net Asset Value                --            .00
 .00            .00            .00             .00
                                           --------       --------
--------       --------       --------        --------
NET ASSET VALUE--END OF PERIOD                $1.00          $1.00
$1.00          $1.00          $1.00           $1.00
                                           ========       ========
========       ========       ========        ========
TOTAL INVESTMENT RETURN                       5.48%          4.48%
4.55%          4.69%         4.39%*           4.60%
RATIOS TO AVERAGE NET ASSETS
  Gross Expenses                              0.85%          0.89%
0.84%          0.89%         0.86%*              --
  Net Expenses                                0.85%          0.88%
0.83%          0.89%         0.86%*           0.99%
  Net Investment Income                       5.38%          4.36%
4.37%          4.37%         4.06%*           4.18%
SUPPLEMENTARY DATA:
  Net Assets, End of Year
    (000's omitted)                        $948,275       $686,198
$949,802       $253,295       $283,553        $153,925
--------------------------------------------------------------------------------
-----------------------------------------------

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

*     ANNUALIZED

                                                                PROSPECTUS (111)


BENCHMARK INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S CORP. (S&P), NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES, INC., STOXX, INC., AND THE TOKYO STOCK EXCHANGE DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE NOVA, URSA, OTC, ARKTOS, MEDIUS, MEKROS, LARGE-CAP EUROPE, OR LARGE-CAP JAPAN FUNDS (THE "FUNDS") AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC,
REGARDING:

o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

(BC)


--------------------------------------------------------------------------------

Additional information about the Funds is included in the SAI dated August 1, 2001, which contains more detailed information about the Funds. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling (800) 820-0888 or by writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-7584.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      ---------------------
      [LOGO] RYDEX FUNDS
      THE INDEX ALTERNATIVE
      ---------------------

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

www.rydexfunds.com

                                                                     RFCP-1-8/01

                                                                  AUGUST 1, 2001

RYDEX SERIES FUNDS

PROSPECTUS



BENCHMARK FUNDS

OTC FEEDER

MEDIUS FEEDER

SECTOR FUND

UTILITIES FEEDER







THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[RYDEX LOGO]

RYDEX SERIES FUNDS

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

1.800.820.0888
301.296.5100


BENCHMARK FUNDS

SECTOR FUND


Rydex Series Funds (the "Trust") is a mutual fund complex with thirty-six separate investment portfolios (the "Funds"). This prospectus describes three Funds, which are grouped into two categories:

BENCHMARK FUNDS - OTC Feeder Fund and Medius Feeder Fund

SECTOR FUND - Utilities Feeder Fund

Investor Class Shares of the Benchmark Funds and Sector Fund are sold principally to professional money managers and to private investors who take part in certain strategic and tactical asset-allocation investment programs or whose investment strategy includes index-based mutual funds. Investors may exchange and redeem shares of the Funds through the Rydex Internet Web site -- www.rydexfunds.com -- and over the phone.

   TABLE OF CONTENTS

   RYDEX BENCHMARK FUNDS

5  COMMON RISK/RETURN INFORMATION

6  OTC FEEDER FUND

8  MEDIUS FEEDER FUND

   RYDEX SECTOR FUND

10 UTILITIES FEEDER

12 MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

18 INVESTING WITH RYDEX: SHAREHOLDER INFORMATION

26 RYDEX ACCOUNT POLICIES FOR ALL SHAREHOLDERS

28 DISTRIBUTION PLAN

29 DIVIDENDS AND DISTRIBUTIONS

29 TAX INFORMATION

30 MANAGEMENT OF THE FUNDS

32 BENCHMARK INFORMATION

BC ADDITIONAL INFORMATION

This page intentionally left blank.

RYDEX BENCHMARK FUNDS

OTC FEEDER FUND

MEDIUS FEEDER FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

TRACKING ERROR RISK - The Advisor may not be able to cause the Funds' performance to match or exceed that of the Funds' benchmark, either on a daily or aggregate basis. Tracking error may cause the Funds' performance to be less than you expect.

OTC FEEDER FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Feeder Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the OTC Master Fund, a separate series of the Trust with an identical investment objective.

The OTC Master Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions. The OTC Master Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

OTC FEEDER FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The OTC Feeder Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the OTC Feeder Fund.

SHAREHOLDER FEES*
          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) **
   MANAGEMENT FEES
          .75%
   DISTRIBUTION (12b -1) FEES
          NONE
   OTHER EXPENSES
          .41%
TOTAL ANNUAL FUND OPERATING EXPENSES
         1.16%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND THE FEES OF THE OTC MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in the OTC Feeder Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR        3 YEARS        5 YEARS       10 YEARS
               $122          $379           $657          $1,448

MEDIUS FEEDER FUND

FUND INFORMATION

FUND OBJECTIVE

The Medius Feeder Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index(TM). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Medius Master Fund, a separate series of the Trust with an identical investment objective.

The Medius Master Fund invests principally in securities of companies included on the S&P MidCap 400 Index(TM) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Medius Master Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Medius Master Fund's investment advisor will attempt to consistently apply leverage to increase the Medius Master Fund's exposure to 150% of its benchmark. The Medius Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Medius Master Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Medius Master Fund is subject to a number of other risks that will affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

MID-CAP RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

MEDIUS FEEDER FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Medius Feeder Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Medius Feeder Fund.

SHAREHOLDER FEES*
          NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)***
   MANAGEMENT FEES
          .90%
   DISTRIBUTION (12b-1) FEES
          .25%
   OTHER EXPENSES**
          .60%
TOTAL ANNUAL FUND OPERATING EXPENSES
         1.75%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** OTHER EXPENSES ARE ESTIMATED.

*** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND THE FEES OF THE MEDIUS MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Medius Feeder Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

                    1 YEAR                      3 YEARS
                     $184                         $569

UTILITIES FEEDER FUND

FUND INFORMATION

FUND OBJECTIVE

The Utilities Feeder Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Utilities Master Fund, a separate series of the Trust with an identical investment objective.

The Utilities Master Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Utilities Master Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

The Utilities Master Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

UTILITIES FEEDER FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Utilities Feeder Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Utilities Feeder Fund.

SHAREHOLDER FEES*
           NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)***
   MANAGEMENT FEES
           .85%
   DISTRIBUTION (12b -1) FEES
           NONE
   OTHER EXPENSES**
           .74%
TOTAL ANNUAL FUND OPERATING EXPENSES
          1.59%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** OTHER EXPENSES ARE ESTIMATED.

*** THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND THE FEES OF THE UTILITIES MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Utilities Feeder Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

                    1 YEAR                       3 YEARS
                     $167                          $518

MORE INFORMATION ABOUT FUND

INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

The OTC Feeder Fund's objective is to provide investment results that MATCH the performance of a specific benchmark on a daily basis. The Medius Feeder Fund's objective is to provide investment results that CORRELATE to the performance of a specific benchmark over time. The current benchmark used by each Fund is set forth below:

FUND                         BENCHMARK

OTC FEEDER FUND              100% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(TM)

MEDIUS FEEDER FUND           S&P MIDCAP 400 INDEX(TM)

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P MIDCAP 400 INDEX(TM). The S&P MidCap 400 Index(TM) is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation.

THE NASDAQ 100 INDEX(TM). The NASDAQ 100 Index(TM) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Global Advisors, the investment advisor to the Rydex Series Funds, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Medius Feeder Fund is invested to achieve returns that exceed the returns of the index underlying its benchmark. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets.

SECTOR FUND. In managing the Utilities Feeder Fund, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market.

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                                       13


Because appropriate published indices are not available for the Utilities Feeder Fund, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for the sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Utilities Feeder Fund to ensure that it remains a valid representative of its sector.

MASTER-FEEDER INVESTMENT STRUCTURE

As discussed in their respective "Fund Information" sections, the OTC Feeder, Medius Feeder, and Utilities Feeder Funds reserve the right to pursue their respective investment objectives indirectly by investing through what is sometimes referred to as a "master-feeder arrangement." The Funds may switch to a "master-feeder" arrangement at any time, without the need for shareholder approval, if the Trust's Board of Trustees determines that doing so is in the best interests of shareholders. Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," a separate mutual fund that has an identical investment objective, e.g., the OTC Feeder Fund would act as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

The Advisor may choose to discontinue investing through the master-feeder arrangement and manage the Fund directly if the Trust determines that doing so is in the best interests of shareholders.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and

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                                       14


equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC FEEDER AND UTILITIES FEEDER FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Feeder Fund's benchmark -- the NASDAQ 100 Index(TM) -- is concentrated in technology companies. The Utilities Feeder Fund invests in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange (CME), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (UTILITIES FEEDER FUND) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of

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                                       15


securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

FOREIGN CURRENCY RISK (UTILITIES FEEDER FUND) - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

SWAP COUNTERPARTY CREDIT RISK (MEDIUS FEEDER FUND) - The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax purposes. The

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                                       16


Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

   FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

   OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

   The risks associated with the Funds' use of futures and options contracts include:

   - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

   - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

   - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

   - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK (ALL FUNDS) - The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

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                                       17


EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

MID-CAP ISSUER RISK (MEDIUS FEEDER FUND) - Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, medium capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends

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                                       18


INVESTING WITH RYDEX:

SHAREHOLDER INFORMATION

OPENING A NEW ACCOUNT

In order to open a new account, you will need to complete and sign an account application. To obtain an application, either call Rydex at (800) 820-0888 or
(301) 296-5103 or simply download an application directly from the Rydex Web site -- www.rydexfunds.com. Be sure to complete the application that corresponds to the type of account you are opening.

MINIMUM INVESTMENT AMOUNT

The minimum initial investment to open an account directly at Rydex is:

- $25,000 for all independently managed shareholder accounts including IRA, Roth IRA and other retirement accounts

-  $15,000 for all accounts managed by a registered investment advisor

The minimum requirement is an account minimum and may be split among the Rydex Funds in any manner you choose. Rydex, at its discretion, may accept lesser amounts in certain circumstances.

CHOOSING THE CORRECT ACCOUNT APPLICATION

There are five different account applications available depending on the type of account you would like to open. Please refer to the table below to determine which account application you should complete.

REGULAR ACCOUNTS                            RETIREMENT ACCOUNTS

ACCOUNT APPLICATION                         IRA ACCOUNT APPLICATION

  INDIVIDUAL                                  REGULAR IRA

  JOINT                                       ROLLOVER IRA

  GIFT OR TRANSFER TO MINOR (UGMA/UTMA)       SEP IRA

  TRUST                                     ROTH IRA APPLICATION

  TRUSTEE/CUSTODIAL                           ROTH IRA

  CORPORATION                                 ROTH CONVERSION IRA

  PARTNERSHIP                               403(B) APPLICATION

  SELF-DIRECTED RETIREMENT PLANS              403(B)

                                            QUALIFIED RETIREMENT
                                            PLAN APPLICATION

                                              MONEY PURCHASE PLAN

                                              PROFIT SHARING PLAN

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                                       19


TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR ACCOUNT APPLICATION

- Be sure to provide the social security number or tax ID number for the account to avoid a delay in processing.

- Attach the title and signature page of Trust documents when establishing a Trust account.

- When establishing an account for a Corporation, Partnership or Self-Directed Retirement Plan, please circle the correct account type to ensure proper tax reporting.

-  BE SURE TO SIGN THE APPLICATION.

SPECIAL INSTRUCTIONS FOR OPENING IRA ACCOUNTS

Due to our account minimums, you will not be able to establish a new IRA account directly with Rydex. To move your existing IRA account to Rydex, you must transfer an existing IRA (or multiple IRAs, if necessary) to meet our minimum requirements. You may do so by requesting a direct rollover, trustee-to-trustee transfer or a 60-day rollover. AN IRA ACCOUNT APPLICATION MUST ACCOMPANY YOUR INITIAL CHECK OR THE INITIAL ROLLOVER/TRANSFER PAPERWORK DISCUSSED BELOW.

DIRECT ROLLOVER: Converting a Qualified Retirement or Pension Plan to an IRA account

-  Complete the IRA DIRECT ROLLOVER REQUEST FORM.

TRUSTEE-TO-TRUSTEE TRANSFER: Transferring an IRA account directly from your current custodian to Rydex

-  Complete the IRA TRANSFER REQUEST FORM.

60-DAY ROLLOVER: Transferring an IRA account from one custodian to another without completing the receiving firm's transfer paperwork

- Request a redemption check from your current IRA custodian and send a check for the entire amount to Rydex within 60 days to avoid tax consequences.

TIPS TO ENSURE SUCCESSFUL COMPLETION OF YOUR IRA ACCOUNT APPLICATION

IRA ACCOUNT APPLICATION

-  Circle the type of IRA account you are opening.

   REGULAR IRA: A traditional IRA account-transferring assets from an existing
   IRA

   ROLLOVER IRA: An IRA that was previously rolled into an IRA from another type of qualified plan (403b, 401k, etc.)

   SEP IRA: A Simplified Employee Pension Plan for self-employed individuals

- If you are transferring assets directly from another custodian, indicate the estimated dollar amount (to the nearest thousand) of the IRA account you are transferring.

- When selecting a Rydex Fund(s) for your initial deposit, specify the dollar amount or percentage next to the Rydex Fund(s) that you would like to invest in.

-  BE SURE TO SIGN THE APPLICATION.

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                                       20


IRA DIRECT ROLLOVER AND IRA TRANSFER REQUEST FORMS

-  Include all account numbers that are to be transferred to Rydex.

-  Provide a telephone number for your current custodian.

-  Indicate whether you would like a complete or partial transfer.

- If you are transferring shares of a Rydex Fund in-kind from your current custodian, please indicate the Rydex Fund name or symbol that you are transferring.

- Call your current custodian to determine if they require a signature guarantee.

SIGNATURE GUARANTEES HELP TO PROTECT YOUR ACCOUNT AGAINST FRAUD. YOU CAN OBTAIN A SIGNATURE GUARANTEE AT MOST BANKS AND BROKERAGE HOUSES.

A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

BUYING FUND SHARES

Shares of the Rydex Funds are offered continuously. Investors may buy shares on any day that the NYSE is open for business (a "Business Day"). You may buy shares by any of the methods described below:

BY MAIL

INITIAL PURCHASE

Complete the account application that corresponds to the type of account you are opening.

-  Make sure to indicate your initial investment selection.

-  Make sure your investment meets the Minimum Investment Requirement.

Make your check payable to RYDEX SERIES FUNDS.

-  Indicate the name of the fund you would like to purchase on your check.

IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE RYDEX SERIES FUNDS U.S. GOVERNMENT MONEY MARKET FUND.

SUBSEQUENT PURCHASES

Complete the "deposit ticket" included on your confirmation statement or send a letter of instruction that includes your name, shareholder account number and the Fund designation for your investment.

-  There are no minimum requirements for subsequent purchases.

Make your check payable to RYDEX SERIES FUNDS.

-  Indicate the name of the fund you would like to purchase on your check.

IF YOU DO NOT CHOOSE A SPECIFIC FUND, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

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                                       21


Mail your application (for initial purchases) or your deposit ticket or other instructions (for subsequent purchases) and check to:

                                  Rydex Funds
                                Attn: Ops. Dept
                         9601 Blackwell Road, Suite 500
                              Rockville, MD 20850

BY WIRE

Obtain an account number by completing the account application that corresponds to the type of account you are opening and faxing or mailing it to Rydex. Rydex's fax number is (301) 296-5103. Then wire funds using the instructions below.

-  Make sure your investment meets the Minimum Investment Requirement.

-  There are no minimum requirements for subsequent purchases.

To obtain "same-day credit" (to get that Business Day's share price) for your purchase, you MUST call Rydex at (800) 820-0888 and provide the following information PRIOR to the purchase cut-off time of the Fund you are purchasing:

-  Account Number

-  Fund Name

-  Amount of Wire

-  Fed Wire Reference Number (initial purchase only)

You will receive a confirmation number to verify that your purchase order has been accepted.

IF YOU DO NOT CALL RYDEX TO NOTIFY US OF THE INCOMING WIRE, YOUR PURCHASE ORDER CANNOT BE PROCESSED UNTIL THE NEXT BUSINESS DAY.

WIRE INSTRUCTIONS

Firstar Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Series Funds
Account Number: 48038-9030
[Your Name]
[Your shareholder account number & Fund choice]

- IF YOU DO NOT CHOOSE A SPECIFIC RYDEX FUND IN YOUR WIRE INSTRUCTIONS, YOUR INVESTMENT WILL BE PLACED IN THE U.S. GOVERNMENT MONEY MARKET FUND.

- IF YOUR PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE FUND INCURS.

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                                       22


GENERAL INFORMATION ABOUT BUYING SHARES

Initial applications and investments, as well as subsequent investments, in the Funds must be received by the Funds' transfer agent, on any Business Day, before the cut-off times (shown below) to be processed at that Business Day's NAV. The cut-off times allow the Funds' transfer agent to ensure that your order request contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

FUND                                   CUT-OFF TIME (ET)
UTILITIES FEEDER FUND                  3:30 P.M.*
OTC FEEDER FUND                        3:45 P.M.
MEDIUS FEEDER FUND                     3:45 P.M.

*FOR INTERNET TRANSACTIONS IN THE UTILITIES FEEDER FUND, THE CUT-OFF TIME IS 3:45 P.M. SEE ADDITIONAL INFORMATION ABOUT EXCHANGES.

You may also make investments in the Funds through intermediaries or securities dealers who have the responsibility to transmit orders promptly. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions and may have earlier cut-off times for purchases. For more information about how to purchase shares through an intermediary, you should contact that intermediary directly.

SELLING FUND SHARES

Shares of the Rydex Funds are redeemed continuously. Investors may sell their shares back to the Funds on any Business Day by any of the methods described below:

HOW TO REDEEM BY LETTER

Send a letter of instruction that includes:

-  Your name

-  Your account number

-  The Fund name

-  The dollar amount or number of shares you would like to sell

-  Method of payment (Check or Wire)

-  Signature of account owner(s)

INDICATE WHETHER OR NOT YOU WOULD LIKE TAXES WITHHELD FROM YOUR DISTRIBUTION (RETIREMENT ACCOUNTS ONLY).

You may send a redemption request by:

-  Mail                                         -  Fax
   Rydex Funds                                     (301) 296-5103
   Attn: Ops. Dept
   9601 Blackwell Road, Suite 500
   Rockville, MD 20850

HOW TO REDEEM BY PHONE

- Call Rydex at (800) 820-0888 or (301) 296-5100 prior to the above specified cut-off times. Rydex is open on each Business Day from 8:30 a.m. to 5:30 p.m., Eastern Time.

-  Give the representative the following information:

   --  Your name

   --  Your account number

   --  The Fund name

   --  The dollar amount or number of shares you would like to sell

   --  Method of payment (check or wire)

THE REPRESENTATIVE WILL PROVIDE YOU A CONFIRMATION NUMBER FOR YOUR REDEMPTION. PLEASE RETAIN IT FOR YOUR RECORDS.

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                                       24


THINGS TO KNOW

- You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption request.

- Distributions from tax-qualified retirement plans may have adverse tax consequences. You should consult your tax advisor before redeeming shares and making distributions from your tax-qualified account. All redemptions from IRA, Roth IRA and 403(b) Accounts must be in writing.

- A redemption may not reduce your total account balance below the minimum account requirement.

- All redemptions will be mailed to the address of record or wired to the account of record.

- If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, the redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

- You may request overnight mail service for an additional fee. If your address of record is a P.O. Box, overnight mail service is not allowed.

- If you send a redemption request by fax, you should call Rydex at (800) 820-0888 to verify that your fax was received.

- REDEMPTION REQUESTS MAY ONLY BE MADE BY THE REGISTERED OWNER OR BY AN INDIVIDUAL WHO HAS BEEN GIVEN WRITTEN AUTHORIZATION (BY THE OWNER) TO TRADE THE ACCOUNT.

- Your redemption proceeds normally will be sent within five Business Days of the transfer agent receiving your request.

FOR INVESTMENTS MADE BY CHECK (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

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                                       25


ADDITIONAL INFORMATION

ABOUT SELLING SHARES

REDEEMING SHARES THROUGH AN INTERMEDIARY

If you hold shares through an intermediary, you must follow your intermediary's rules for redemptions. Each intermediary has its own rules about share transactions and may have earlier cut-off times than those listed in this Prospectus. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. For more information about how to redeem shares through an intermediary, you should contact that intermediary directly.

REDEEMING SHARES BY CHECKWRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing checks for $100 or more on your existing account. The checks may be made payable to any person or entity and your account will continue to earn dividends until the check clears. If your U.S. Government Money Market Fund's balance is insufficient to cover the amount of your check, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the check.

You can obtain a checkwriting application by calling 800-820-0888 or downloading one from www.rydexfunds.com. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a check to close your account. There is no fee for the checkwriting privilege, but if payment on a check is stopped upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your check for payment. The Funds may suspend the checkwriting privilege at any time.

SUSPENSION OF REDEMPTIONS

With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC.

EXCHANGING FUND SHARES

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of shares of any Rydex Fund for shares of any other Rydex Fund, on the basis of the respective net asset values of the shares involved.

To exchange your shares, you need to provide the following information to the transfer agent by telephone, fax or mail:

-  Account name.

-  Account number (or your taxpayer identification number).

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                                       26


-  Names of the Rydex Funds involved in the exchange transaction.

- Exchange amount in dollars, shares, or the percentage moving from one Fund to another.

ADDITIONAL INFORMATION ABOUT EXCHANGES

- Rydex offers unlimited trading. You may make exchanges every Business Day if you wish.

- The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

- Exchange requests are processed at the NAV next determined after their receipt by the Funds. Exchange requests received by the transfer agent before the cut-off times specified below will be processed and communicated to the Funds in time for that Business Day's determination of NAV.

-  The exchange privilege may be modified or discontinued at any time.

- You may also exchange shares of the U.S. Government Money Market Fund for any of the Rydex Dynamic Funds, which are separate mutual funds offered through a separate prospectus. If you are contemplating an exchange for shares of the Rydex Dynamic Funds or any other Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Fund before making the exchange.

- You may obtain a prospectus for any Rydex Fund not described in this Prospectus from the Rydex Web site -- www.rydexfunds.com -- or by calling
   (800) 820-0888 or (301) 296-5100.

- The Funds may allow shareholders to exchange shares electronically using the Rydex Web site. You should follow the procedures described on the Rydex Web site for all electronic exchanges. By using this option, you can transmit your exchange requests directly to the Funds' transfer agent. You should review the instructions on the Rydex Web site for more information regarding procedures for and availability of electronic exchanges.

RYDEX ACCOUNT POLICIES

FOR ALL SHAREHOLDERS

NAV DETERMINATION

The price at which you buy (and sell) shares is the net asset value. NAV is calculated by:

-  Taking the current market value of a Fund's total assets

-  Subtracting the liabilities

-  Dividing that amount by the total number of shares owned by shareholders.

For the Rydex Funds, NAV is calculated each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time).

EARLY FUND CUT-OFF TIMES

On any day that the NAV is calculated earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which purchase and redemption orders must be received.

ADDITIONAL RIGHTS RESERVED BY THE TRUST

In addition to any rights that the Trust has reserved elsewhere in this Prospectus, Rydex reserves the right to do any of the following at any time, with or without prior notice to you:

-  Modify minimum account requirements.

-  Reject or refuse, in whole or in part, any purchase order for Fund shares.

-  Modify or discontinue the exchange privilege.

-  Add or change fees charged for special services.

LOW BALANCE ACCOUNTS

Due to the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance across all Funds drops below the required minimum, the Trust reserves the right to redeem your remaining shares without any additional notification to you.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex Web site at www.rydexfunds.com or call (800) 820-0888 or (301) 296-5100. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk-free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of Web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss. If you are unable to reach the Trust by Internet or telephone by calling (800) 820-0888 or (301) 296-5100, you may want to try to reach the Trust by other means.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmation of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing. The transfer agent may allow you to choose to receive your confirmation either by mail or electronically.

ELECTRONIC COMMUNICATIONS

You may consent to receive all communications (such as trade confirmations, prospectuses and shareholder reports, etc.) from the Funds through the Rydex Web site or other electronic means. If you consent to receive electronic communications from Rydex, you may print a copy for your records. Shareholders who consent to receive communications electronically must:

-  Have and maintain access to the Rydex Web site.

-  Provide Rydex with a valid and current e-mail address.

- Notify Rydex immediately if they no longer have access, change their e-mail address or wish to revoke consent.

You may revoke your consent to receive electronic confirmations and other communications from the Funds through the Rydex Web site or other electronic means at any time by informing the transfer agent in writing. For more information follow the instructions on the Rydex Web site.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

-  $15 for wire transfers of redemption proceeds under $5,000.

-  $50 on purchase checks returned for insufficient or uncollectible funds.

- $25 to stop payment of a redemption check within 10 Business Days of the settlement date.

- $15 for standard overnight packages (fee may be higher for special delivery options).

-  $25 for bounced draft checks or ACH transactions.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DISTRIBUTION PLAN

The Medius Feeder Fund has adopted a Distribution Plan (the "Plan") that allows the Fund to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Fund will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT
TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

- Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

- The income dividends you receive from the Funds will be taxed as ordinary income.

- Any capital gains distributions you receive from a Fund are taxable as long as long-term capital gains regardless of how long you have owned your shares.

- Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

- Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

- Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

- Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions, if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Global Advisors, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. Albert P.
Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year period ended March 31, 2001, based on the average daily net assets for each Fund, as set forth below:

FUND*                                                             ADVISORY FEE
OTC FEEDER**                                                         .75%
MEDIUS FEEDER**                                                      .90%
UTILITIES FEEDER**                                                   .85%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

* THE OTC FEEDER, MEDIUS FEEDER, AND UTILITIES FEEDER FUNDS HAD NOT COMMENCED OPERATIONS AS OF MARCH 31, 2001. FIGURE REPRESENTS CONTRACTUAL FEE AMOUNT FOR CURRENT FISCAL YEAR.

** THE ADVISORY FEES PAID REPRESENT THE FEES PAID AT THE MASTER FUND LEVEL.

PORTFOLIO MANAGERS

MICHAEL P. BYRUM, CFA, Chief Investment Officer, has been associated with
Rydex since the Advisor was founded in 1993, and since that time played a key role in the development of the firm's investment strategy and product offerings. As Senior Portfolio Manager, he was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment advisor to Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

CHARLES J. TENNES, Director of Portfolio, joined Rydex in 1999 as Senior Portfolio Manager for the Rydex International Funds, and was part of the team that developed the Mekros Fund and the four Rydex Dynamic Funds. He was named Senior Vice President in 2000 and Director of Portfolio in 2001. From 1991 to 1997, Mr. Tennes was Chief Operating Officer for GIT Investment Funds, where he managed an emerging markets equity fund that invested in more than 30 countries. From 1997 to 1999 he worked as a consultant on privatization in Eastern Europe. He holds a master's degree in international commerce from George Mason University.

An investment team supervised by Mr. Byrum and Mr. Tennes manages each of the Rydex Funds.

BENCHMARK INFORMATION

STANDARD & POOR'S CORP. (S&P) AND NASDAQ DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE MEDIUS FEEDER OR OTC FEEDER FUNDS (THE "FUNDS") AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING:

-    THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

-    THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

- THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

- THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

- THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

                                       BC


Additional information about the Funds is included in a Statement of Additional Information dated August 1, 2001 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling (800) 820-0888 or by writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-7584.

                                                                  AUGUST 1, 2001

RYDEX SERIES FUNDS
PROSPECTUS

BENCHMARK FUNDS

OTC MASTER

MEDIUS MASTER

SECTOR FUND

UTILITIES MASTER


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO OF RYDEX FUNDS]

RYDEX SERIES FUNDS

9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

1.800.820.0888
301.296.5100

BENCHMARK FUNDS

SECTOR FUND

Rydex Series Funds (the "Trust") is a mutual fund complex with thirty-six separate investment portfolios (the "Funds"). This prospectus describes three Funds, which are grouped into two categories:

BENCHMARK FUNDS - OTC Master Fund and Medius Master Fund

SECTOR FUND - Utilities Master Fund

Shares of the Funds are available solely through "master-feeder arrangements" with feeder funds of the Trust.

   TABLE OF CONTENTS

   RYDEX BENCHMARK FUNDS

5  COMMON RISK/RETURN INFORMATION

6  OTC MASTER FUND

8  MEDIUS MASTER FUND

   RYDEX SECTOR FUND

10 UTILITIES MASTER

12 MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

17 PURCHASING AND REDEEMING SHARES

18 DIVIDENDS AND DISTRIBUTIONS

18 TAX INFORMATION

19 MANAGEMENT OF THE FUNDS

21 BENCHMARK INFORMATION

BC ADDITIONAL INFORMATION

  This page intentionally left blank.

RYDEX BENCHMARK FUNDS

OTC MASTER FUND

MEDIUS MASTER FUND

COMMON RISK/RETURN INFORMATION

INVESTMENT OBJECTIVES

Each Benchmark Fund seeks to provide investment results that either match or correlate to the performance of a specific benchmark.

PRINCIPAL RISKS

MARKET RISK - The Funds' value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

TRACKING ERROR RISK - The Advisor may not be able to cause the Funds' performance to match or exceed that of the Funds' benchmark, either on a daily or aggregate basis. Tracking error may cause the Funds' performance to be less than you expect.

OTC MASTER FUND

FUND INFORMATION

FUND OBJECTIVE

The OTC Master Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the OTC Master Fund is subject to a number of other risks that will affect the value of its shares, including:

EQUITY RISK - The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

CONCENTRATION RISK - To the extent that the underlying index is currently concentrated in issuers conducting business in the technology sector, the Fund's investments in those issuers are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

OTC MASTER FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The OTC Master Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the OTC Master Fund.

SHAREHOLDER FEES*
NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES
 .75%
   DISTRIBUTION (12b -1) FEES
NONE
   OTHER EXPENSES**
 .04%
TOTAL ANNUAL FUND OPERATING EXPENSES
 .79%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the OTC Master Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                    1 YEAR                       3 YEARS
                      $83                          $259

MEDIUS MASTER FUND

FUND INFORMATION

FUND OBJECTIVE

The Medius Master Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index(TM). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PORTFOLIO INVESTMENT STRATEGY

The Fund invests principally in securities of companies included on the S&P MidCap 400 Index(TM) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

In addition to the risks common to investing in any Benchmark Fund, the Medius Master Fund is subject to a number of other risks that will affect the value of its shares, including:

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any gains or losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark.

MID-CAP RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

MEDIUS MASTER FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Medius Master Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Medius Master Fund.

SHAREHOLDER FEES*
 NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES
 .90%
   DISTRIBUTION (12b-1) FEES
 NONE
   OTHER EXPENSES**
 .10%
TOTAL ANNUAL FUND OPERATING EXPENSES
1.00%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Medius Master Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

                   1 YEAR                        3 YEARS
                     $105                          $328

UTILITIES MASTER FUND

FUND INFORMATION

FUND OBJECTIVE

The Utilities Master Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PORTFOLIO INVESTMENT STRATEGY

The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

The Utilities Master Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Utilities sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

UTILITIES MASTER FUND

FUND PERFORMANCE AND FEE INFORMATION

PERFORMANCE

The Utilities Master Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Utilities Master Fund.

SHAREHOLDER FEES*
NONE
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES
 .85%
   DISTRIBUTION (12b -1) FEES
NONE
   OTHER EXPENSES**
 .10%
TOTAL ANNUAL FUND OPERATING EXPENSES
 .95%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Utilities Master Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

                   1 YEAR                      3 YEARS
                     $100                        $311

MORE INFORMATION ABOUT FUND
INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

The OTC Master Fund's objective is to provide investment results that MATCH the performance of a specific benchmark on a daily basis. The Medius Master Fund's objective is to provide investment results that CORRELATE to the performance of a specific benchmark over time. The current benchmark used by each Fund is set forth below:

FUND                         BENCHMARK

OTC MASTER FUND              100% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(TM)

MEDIUS MASTER FUND           S&P MIDCAP 400 INDEX(TM)

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P MIDCAP 400 INDEX(TM). The S&P MidCap 400 Index(TM) is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation.

THE NASDAQ 100 INDEX(TM). The NASDAQ 100 Index(TM) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

ADVISOR'S INVESTMENT METHODOLOGY

Rydex Global Advisors, the investment advisor to the Rydex Series Funds, develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

BENCHMARK FUNDS. The Advisor's primary objective for the Benchmark Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Medius Master Fund is invested to achieve returns that exceed the returns of the index underlying its benchmark. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets.

SECTOR FUND. In managing the Utilities Master Fund, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents a particular economic segment of the market.

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                                       13


Because appropriate published indices are not available for the Utilities Master Fund, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for the sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Utilities Master Fund to ensure that it remains a valid representative of its sector.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (ALL FUNDS) - The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (OTC MASTER AND UTILITIES MASTER FUNDS) - None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Master Fund's benchmark -- the NASDAQ 100 Index(TM) -- is concentrated in technology companies. The Utilities Master Fund invests in the securities of a limited number of issuers conducting business in a specific market sector and therefore may be concentrated in an industry or group of

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                                       14


industries within a sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (BENCHMARK FUNDS) - Tracking error risk refers to the risk that the Benchmark Funds' returns may not match or correlate to the returns of their respective benchmarks on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK (ALL FUNDS) - The Funds typically may hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange (CME), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FOREIGN SECURITIES RISK (UTILITIES MASTER FUND) - Investing in securities of foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

FOREIGN CURRENCY RISK (UTILITIES MASTER FUND) - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations.

- The Fund may incur transaction costs in connection with conversions between various currencies.

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                                       15


Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

SWAP COUNTERPARTY CREDIT RISK (MEDIUS MASTER FUND) - The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

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                                       16


     The risks associated with the Funds' use of futures and options contracts include:

     - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.

     - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

     - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK (ALL FUNDS) - The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

MID-CAP ISSUER RISK (MEDIUS MASTER FUND) - Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, medium capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

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                                       17


PURCHASING AND REDEEMING SHARES

Shares are offered continuously, and may be purchased on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Securities and Exchange Commission ("SEC"), the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

Shares of each Fund can be purchased only by feeder funds of the Trust. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. A feeder fund purchases and redeems shares of each Fund based on, among other things, the amount of its net purchases or redemptions at the Fund's net asset value per share calculated as of that same day.

All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, Rydex may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC.

NET ASSET VALUE

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your purchase order is received by the Trust. NAV is calculated by (1) taking the current market value of a Fund's total assets,
(2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For each Fund the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern
Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier in accordance with the policies set forth in the Fund's SAI.

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                                       18


DIVIDENDS AND DISTRIBUTIONS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

- Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

- The income dividends you receive from the Funds will be taxed as ordinary income.

- Any capital gains distributions you receive from a Fund are taxable as long as long-term capital gains regardless of how long you have owned your shares.

- Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

- Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

- Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.

- Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

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                                       19


TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions, if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Rydex Global Advisors, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds pay the Advisor a fee at an annualized rate for the fiscal year based on the average daily net assets for each Fund, as set forth below:

FUND*                                                          ADVISORY FEE
OTC MASTER                                                         .75%
MEDIUS MASTER                                                      .90%
UTILITIES MASTER                                                   .85%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

* THE OTC MASTER, MEDIUS MASTER, AND UTILITIES MASTER FUNDS HAD NOT COMMENCED OPERATIONS AS OF MARCH 31, 2001. FIGURE REPRESENTS CONTRACTUAL FEE AMOUNT FOR CURRENT FISCAL YEAR.

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                                       20


PORTFOLIO MANAGERS

MICHAEL P. BYRUM, CFA, Chief Investment Officer, has been associated with Rydex since the Advisor was founded in 1993, and since that time played a key role in the development of the firm's investment strategy and product offerings. As Senior Portfolio Manager, he was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment advisor to Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

CHARLES J. TENNES, Director of Portfolio, joined Rydex in 1999 as Senior Portfolio Manager for the Rydex International Funds, and was part of the team that developed the Mekros Fund and the four Rydex Dynamic Funds. He was named Senior Vice President in 2000 and Director of Portfolio in 2001. From 1991 to 1997, Mr. Tennes was Chief Operating Officer for GIT Investment Funds, where he managed an emerging markets equity fund that invested in more than 30 countries. From 1997 to 1999 he worked as a consultant on privatization in Eastern Europe. He holds a master's degree in international commerce from George Mason University.

An investment team supervised by Mr. Byrum and Mr. Tennes manages each of the Rydex Funds.

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                                       21


BENCHMARK INFORMATION

STANDARD & POOR'S CORP. (S&P) AND NASDAQ DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE MEDIUS MASTER OR OTC MASTER FUNDS (THE "FUNDS") AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING:

-    THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

-    THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

- THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

- THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

- THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

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                                       BC

Additional information about the Funds is included in a Statement of Additional Information dated August 1, 2001 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling (800) 820-0888 or by writing to Rydex Series Funds, at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

The Trust's SEC registration number is 811-7584.

                       STATEMENT OF ADDITIONAL INFORMATION

                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850

                           1-800-820-0888 301-296-5100
                               WWW.RYDEXFUNDS.COM

This Statement of Additional Information ("SAI") relates to shares of the following portfolios (the "Funds") of Rydex Series Funds (the "Trust"):

                               MEDIUS FEEDER FUND
                               MEDIUS MASTER FUND
                                 OTC FEEDER FUND
                                 OTC MASTER FUND
                              UTILITIES MASTER FUND

This SAI is not a prospectus. It should be read in conjunction with the Trust's Prospectuses, dated August 1, 2001. Copies of the Trust's Prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above. The Trust's most recent financial statements are incorporated herein by reference to, and must be delivered with, this SAI.

                     The date of this SAI is August 1, 2001

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                           PAGE


GENERAL INFORMATION ABOUT THE TRUST                                         1

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS                            1

ADDITIONAL INFORMATION ABOUT THE SECTOR FUND                               10

INVESTMENT RESTRICTIONS                                                    10

PORTFOLIO TRANSACTIONS AND BROKERAGE                                       13

MANAGEMENT OF THE TRUST                                                    15

DETERMINATION OF NET ASSET VALUE                                           19

PERFORMANCE INFORMATION                                                    20

CALCULATION OF RETURN QUOTATIONS                                           21

PURCHASE AND REDEMPTION OF SHARES                                          21

DIVIDENDS, DISTRIBUTIONS, AND TAXES                                        22

OTHER INFORMATION                                                          26

COUNSEL                                                                    27

AUDITORS AND CUSTODIAN                                                     27


                                       i
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GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware business trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. Currently, the Trust has thirty-six separate Funds. This SAI relates to shares of the following series:
Medius Feeder, Medius Master, OTC Feeder, OTC Master Funds (collectively, the "Benchmark Funds"); and Utilities Master Fund (the "Sector Fund"). The Medius Master, OTC Master, and Utilities Master Funds (collectively, the "Master Funds") serve as master funds in a master-feeder arrangement with the Medius Feeder, OTC Feeder, and Utilities Feeder Funds (together, the "Feeder Funds"), respectively. The Medius Feeder, Medius Master, OTC Feeder, OTC Master, and Utilities Master Funds are not currently offering shares and will only do so as a result of, and following the reorganization of the Medius, OTC, and Utilities Funds with and into the Medius Master, OTC Master, and Utilities Master Funds, respectively.

The Trust currently offers Investor Class Shares, Advisor Class Shares, C Class Shares, and H Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, a contingent deferred sales load is imposed on the redemption of C Class Shares. Sales charges and minimum investment requirements are described in the prospectus. For more information on shareholder servicing and distribution expenses, see "Distributor." Additional Funds and/or classes may be created from time to time.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL
Each Fund's investment objective and principal investment strategies are described in the Prospectuses. The investment objective of the OTC Feeder and OTC Master Funds is a fundamental policy that cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

Portfolio management is provided to each Fund by the Trust's investment advisor, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Global Advisors (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING
The Medius Feeder, Medius Master, and Utilities Master Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Medius Feeder, Medius Master, and Utilities Master Funds might have to sell portfolio securities to meet interest or principal payments at time investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

FOREIGN ISSUERS
The Utilities Master Fund may invest in issuers located outside the United States. The Utilities Master Fund may also purchase American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" in the United States. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

ILLIQUID SECURITIES
While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "SEC"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Funds presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement. The Medius Feeder and OTC Feeder Feeder Funds pursue their respective investment goals through a master-feeder arrangement.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment advisor and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

OPTIONS TRANSACTIONS

OPTIONS ON SECURITIES. The Funds may buy call options and write (sell) put options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

OPTIONS ON SECURITY INDICES. The Funds may purchase call options and write put options on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, a Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the

Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

SWAP AGREEMENTS
The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

PORTFOLIO TURNOVER
The Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "More Information About Fund Investments and Risk" in the Trust's Prospectuses). Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year.

REPURCHASE AGREEMENTS
As discussed in the Trust's Prospectus, each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

SHORT SALES
The Funds may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While none currently expect to do so, the Funds may make a short sale when the Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

STOCK INDEX FUTURES CONTRACTS
A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

TRACKING ERROR
The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

U.S. GOVERNMENT SECURITIES
The Funds may invest in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUND

UTILITIES MASTER FUND
The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund's prospectus. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.


INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
The following investment limitations (and certain policies set forth as such in the Prospectuses) are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE OTC FEEDER FUND, AND OTC MASTER FUND

The OTC Feeder and OTC Master Funds shall not:

     1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities, or
          (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

     2.   Underwrite securities of any other issuer.

     3. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

     4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 5, 7, 8, and 9, as applicable to the Fund.

     5. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) the writing of covered put and call options, (ii) the purchase of securities on a forward-commitment or delayed-delivery basis, and
          (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

     6. Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

     7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

     8. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

     9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

FUNDAMENTAL POLICIES OF THE MEDIUS FEEDER, MEDIUS MASTER, AND UTILITIES MASTER FUNDS

The Medius Feeder, Medius Master, and Utilities Master Funds shall not:

     10. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

     11. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

     12. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and
          (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

     13. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

     14. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

     15. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

     16. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark or sector selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

NON-FUNDAMENTAL POLICIES
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees and, with respect to the policy to invest at least 80% of a Fund's assets in securities of companies in a specific sector, subject to 60 days prior notice to shareholders.

Each Fund may not:

     1.   Invest in warrants.

     2.   Invest in real estate limited partnerships.

     3.   Invest in mineral leases.

The Medius Feeder, Medius Master, and Utilities Master Funds may not:

     4. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by
          Section 18 of the 1940 Act.

     5.   Invest in companies for the purpose of exercising control.

     6. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

     7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

     8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The Utilities Master Fund will:

     9. Invest, under normal circumstances, at least 80% of the value of its assets in securities of companies in its respective sector.


The foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for the Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In managing the investment portfolios of the Funds, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. In addition, Section 28(e) of the Securities Exchange Act of 1934 permits the Advisor to cause a Fund to pay commission rates in excess of those another dealer or broker would have charged for effecting the same transaction, if the Advisor determines, in good faith, that the commission paid is reasonable in relation to the value of brokerage and research services provided.

Such research services may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, analysis of corporate responsibility issues or in the form of access to various computer-generated data, computer hardware and software. Such research may be provided by brokers and dealers in the form of written reports, telephone contacts and personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives. Brokerage services and equipment may facilitate the execution and monitoring of securities transactions, for example, by providing rapid communications with financial markets and brokers or dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In some cases, brokerage and research services are generated by third parties but are provided to the Advisor by or through brokers and dealers. The Advisor may allocate brokerage for research services that are also available for cash, where appropriate and permitted by law. The Advisor may also pay cash for certain research services received from external sources.

In addition, the information and services received by the Advisor from brokers and dealers may not in all cases benefit a Fund directly. For example, such information and services received by the Advisor as a result of the brokerage allocation of one of the Funds may be of benefit to the Advisor in the management of other accounts of the Advisor, including other Funds of the Trust and other investment companies advised by the Advisor. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

MANAGEMENT OF THE TRUST

The Trustees are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names (and ages) of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Unless otherwise indicated below, the address of each of the Trustees and officers is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Fees and expenses for non-interested Trustees will be paid by the Trust.

TRUSTEES

*/ALBERT P. VIRAGH, JR. (60)

         Chairman of the Board of Trustees and President of Rydex Series Funds, a registered mutual fund, 1993 to present; Chairman of the Board of Trustees and President of Rydex Variable Trust, a registered mutual fund, 1998 to present; Chairman of the Board of Trustees and President of Rydex Dynamic Funds, a registered mutual fund, 1999 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors, Inc., investment advisor, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Fund Services, Inc., shareholder and transfer agent servicer, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors II, Inc., investment advisor, 1998 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Distributors, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment advisor, 1985 to 1993.


--------
*/ This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

COREY A. COLEHOUR (55)

         Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment advisor, 1985 to present.

J. KENNETH DALTON (60)

         Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995.

JOHN O.  DEMARET (61)

         Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.

PATRICK T.  MCCARVILLE (59)

         Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.

ROGER SOMERS (57)

         Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; President, Arrow Limousine, 1963 to present.

OFFICERS

ROBERT M. STEELE (42)

         Secretary and Vice President of Rydex Series Funds, 1994 to present; Secretary and Vice President of Rydex Variable Trust, 1998 to present; Secretary and Vice President of Rydex Dynamic Funds, 1999 to present; Executive Vice President of PADCO Advisors, Inc., investment advisor, 2000 to present; Executive Vice President of PADCO Advisors II, Inc., investment advisor, 2000 to present Vice President of Rydex Distributors, Inc., 1996 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994.

CARL G. VERBONCOEUR (48)

         Vice President and Treasurer of Rydex Series Funds, 1997 to present; Vice President and Treasurer of Rydex Variable Trust, 1998 to present; Vice President and Treasurer of Rydex Dynamic Funds, 1999 to present; Executive Vice President of Rydex Fund Services, Inc., 2000 to present; Vice President of Rydex Distributors, Inc., 1997 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment advisor, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

MICHAEL P. BYRUM (31)

         Vice President of Rydex Series Funds, 1997 to present; Vice President of the Rydex Variable Trust, 1998 to present; Vice President of Rydex Dynamic Funds, 1999 to present; Executive Vice President and Senior Portfolio Manager of PADCO Advisors, Inc., investment advisor, 1993 to present; Executive Vice President and Senior Portfolio Manager of PADCO Advisors II, Inc., investment advisor, 1996 to present; Secretary of Rydex Distributors, Inc., 1996 to present; Investment Representative, Money Management Associates, a registered investment advisor, 1992 to 1993.

JOANNA M. HAIGNEY (34)

         Assistant Secretary of Rydex Series Funds, 2000 to present; Assistant Secretary of the Rydex Variable Trust, 2000 to present; Vice President of Compliance of Rydex Fund Services, Inc., 2000 to present; Assistant Secretary of the Rydex Dynamic Funds, 2000 to present; Vice President Fund Administration, Chase Global Funds Services Co., a division of Chase Manhattan Bank NA, 1994 to 1999.

The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 2001, is set forth in the table below:

                                                         PENSION OR
               TOTAL COMPENSATION
                                    AGGREGATE        RETIREMENT BENEFITS
ESTIMATED ANNUAL     FROM FUND COMPLEX
   NAME OF PERSON, POSITION     COMPENSATION FROM    ACCRUED AS PART OF
BENEFITS UPON       FOR SERVICE ON
                                      TRUST           TRUST'S EXPENSES
RETIREMENT         THREE BOARDS**
Albert P. Viragh, Jr.*,                 $0                   $0
   $0                  $0
CHAIRMAN AND PRESIDENT

Corey A. Colehour, TRUSTEE           $29,500                 $0
   $0                $44,000

J. Kenneth Dalton,                   $29,500                 $0
  $0                 $44,000
TRUSTEE

Roger Somers,                        $29,500                 $0
  $0                 $44,000
TRUSTEE

John O. Demaret,                     $29,500                 $0
  $0                 $44,000
TRUSTEE

Patrick T. McCarville,               $29,500                 $0
  $0                 $44,000
TRUSTEE

* Denotes an "interested person" of the Trust.
** Each member of the Board of Trustees also serves as a Trustee to Rydex Variable Trust and to Rydex Dynamic Funds.

As of the date of this Statement of Additional Information, the Trustees and the officers of the Trust, as a group, owned, of record and beneficially, less than 1% of the outstanding shares of each Fund.

ADVISOR

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and, together with PADCO Advisors II, Inc., a registered investment advisor under common control, does business under the name Rydex Global Advisors (the "Advisor"). Albert P. Viragh, Jr., the Chairman of the Board of Trustees and President of the Advisor, owns a controlling interest in the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement, the Advisor serves as the investment advisor for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of June 29, 2001, assets under management of the Advisor were approximately $5.2 billion. Pursuant to the advisory agreement with the Advisor, the Funds pay the Advisor the following fees at an annual rate based on the average daily net assets for each respective Fund, as set forth below.

              FUND                                    ADVISORY FEE
              ----                                    ------------
              Medius Feeder Fund                           N/A
              Medius Master Fund                           .90
              OTC Feeder Fund                              N/A
              OTC Master Fund                              .75
              Utilities Master Fund                        .85

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

DISTRIBUTION
Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Trust. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Funds' current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

ADVISOR CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - The OTC Feeder Fund has adopted a Distribution and Shareholder Services Plan for Advisor Class Shares (the "Advisor Class Plan"). Under the Advisor Class Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to .25% of each Fund's assets attributable to Advisor Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. In addition to distribution services, the Advisor Class Plan permits the payment of up to .25% of each Fund's assets attributable to Advisor Class Shares to the Distributor or designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

C CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - The OTC Feeder and Medius Feeder Funds have adopted a Distribution and Shareholder Services Plan for C Class Shares (the "C Class Plan"). Under the C Class Plan, the Distributor, or designated Service Providers, may receive up to 1.00% of each Fund's assets attributable to C Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The C Class Plan allows for payment of up to .75% of each Fund's assets attributable to C Class Shares as compensation for distribution services and up to .25% of each Fund's assets attributable to C Class Shares as compensation for shareholder services.

H CLASS DISTRIBUTION PLAN - The Medius Feeder Fund has adopted a Distribution Plan for its H Class Shares (the "H Class Plan"). Under the H Class Plan, the Distributor, or designated Service Providers, may receive up to .25% of each Fund's assets attributable to H Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services

Provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

COSTS AND EXPENSES
Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PERFORMANCE INFORMATION

From time to time, each of the Funds may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations."

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Performance information for the Medius Feeder and Medius Master Funds may be compared to various unmanaged indices, including, but not limited to, the S&P 400 Index.

Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc., among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.
In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the SEC ("SEC Rules"), Funds advertising performance must include total return quotes calculated according to the following formula:

                                        n
                                  P(1+T)  = ERV

         Where:      P =    a hypothetical initial payment of $1,000;

                     T =    average annual total return;

                     n =    number of years (1, 5 or 10); and

                     ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5, or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Trust. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES
Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors. In cases where NASDAQ, the CME or Chicago Board Options Exchange, or any foreign market where the Funds' securities trade is closed or trading is restricted, a Fund may ask the SEC to permit the right of redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS
The NYSE, the Federal Reserve Bank of New York, the NASDAQ, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the

CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND
The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL INCOME TAXES
The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended, (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

REGULATED INVESTMENT COMPANY STATUS
A Fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Code would not be subject to federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders. Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year a Fund (i) meets the requirements to be treated as a RIC (as discussed below) and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (the "Asset Test"). For purposes of the 90% Test, investments in REITs are qualifying securities.

In the event of a failure by a Fund to qualify as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

If a Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Fund might also be required to pay to the U.S. Internal Revenue Service (the "IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as a RIC.

If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held. Because the Money Market Fund intends to maintain a stable $1.00 net asset value per share, shareholders of that Fund should not expect to realize any gain or loss on the sale, redemption or exchange of such shares.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that others shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for 6 months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

OPTIONS TRANSACTIONS BY THE FUNDS
If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

A Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

Each of the Medius Feeder Fund, Medius Master Fund, and Utilities Master Fund, in its operations, also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Medius Feeder Fund, Medius Master Fund, and Utilities Master Fund involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in certain options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

MASTER-FEEDER STRUCTURE
The Medius Feeder Fund and OTC Feeder Fund are each feeder funds in a master-feeder structure. The corresponding Master Funds for these Funds are the Medius Master Fund and OTC Master Fund respectively. Each master fund is taxable for federal income tax purposes as a corporation and each has made an election to be treated as a regulated investment company.

Each of the Medius Feeder Fund and OTC Feeder Fund will receive dividend and capital gain distributions from the Medius Master Fund and OTC Master Fund respectively. Such dividend and capital gain distributions will then be distributed by the Medius Feeder Fund, OTC Feeder Fund, and Utilities Feeder Fund to their respective shareholders.

BACK-UP WITHHOLDING
In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number), (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"), or (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding.

OTHER ISSUES
Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or

Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS
You receive one vote for every full Fund share owned. Each Fund will vote separately on matters relating solely to that Fund. Whenever a Feeder Fund is requested to vote on any matter relating to its respective Master Fund, the Feeder Fund will vote its shares of the Master Fund in the same proportion as votes received from Feeder Fund shareholders at a meeting called to consider the matter in question. All shares of the Funds are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-296-5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

CODE OF ETHICS
The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the SEC, and is available to the public.

REPORTING
You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES
You may visit the Trust's Web site at www.rydexfunds.com or call 1-800-820-0888 or 301-296-5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

AUDITORS AND CUSTODIAN

Deloitte & Touche LLP, Two World Financial Center, New York, New York, 10281, are the auditors and the independent certified public accountants of the Trust and each of the Funds.

Firstar, Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds, except for the International Funds. Bank of New York, 100 Church Street, New York, N.Y. 10286, serves as custodian for the Trust, with regard to the International Funds. Under separate custody agreements between the Trust and the custodians, the custodians hold the portfolio securities of each Fund and keep all necessary related accounts and records.

                       STATEMENT OF ADDITIONAL INFORMATION

                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850

                           1-800-820-0888 301-296-5100
                               www.rydexfunds.com

This Statement of Additional Information ("SAI") relates to shares of the following portfolios (the "Funds") of Rydex Series Funds (the "Trust"):

NOVA FUND                            CONSUMER PRODUCTS FUND
URSA FUND                            ELECTRONICS FUND
OTC FUND                             ENERGY FUND
ARKTOS FUND                          ENERGY SERVICES FUND
MEDIUS FUND                          FINANCIAL SERVICES FUND
MEKROS FUND                          HEALTH CARE FUND
JUNO FUND                            INTERNET FUND
U.S. GOVERNMENT BOND FUND            LEISURE FUND
LARGE-CAP EUROPE FUND                PRECIOUS METALS FUND
LARGE-CAP JAPAN FUND                 REAL ESTATE
NOVA MASTER FUND                     RETAILING FUND
URSA MASTER FUND                     TECHNOLOGY FUND
ARKTOS MASTER FUND                   TELECOMMUNICATIONS FUND
JUNO MASTER FUND                     TRANSPORTATION FUND
BANKING FUND                         UTILITIES FUND
BASIC MATERIALS FUND                 U.S. GOVERNMENT MONEY MARKET FUND
BIOTECHNOLOGY FUND

This SAI is not a prospectus. It should be read in conjunction with the Trust's Prospectuses for Investor Class, Advisor Class, C Class, and H Class Shares, dated August 1, 2001. Copies of the Trust's Prospectuses are available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone numbers above. The Trust's most recent financial statements are incorporated herein by reference to, and must be delivered with, this SAI.

                     The date of this SAI is August 1, 2001

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                           PAGE

GENERAL INFORMATION ABOUT THE TRUST                                           1

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS                             1

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS                                16

DESCRIPTION OF THE MONEY MARKET FUND                                         20

INVESTMENT RESTRICTIONS                                                      20

PORTFOLIO TRANSACTIONS AND BROKERAGE                                         24

MANAGEMENT OF THE TRUST                                                      28

PRINCIPAL HOLDERS OF SECURITIES                                              36

DETERMINATION OF NET ASSET VALUE                                             61

PERFORMANCE INFORMATION                                                      63

CALCULATION OF RETURN QUOTATIONS                                             64

INFORMATION ON COMPUTATION OF YIELD                                          68

PURCHASE AND REDEMPTION OF SHARES                                            70

DIVIDENDS, DISTRIBUTIONS, AND TAXES                                          71

OTHER INFORMATION                                                            76

COUNSEL                                                                      77

AUDITORS AND CUSTODIAN                                                       77

FINANCIAL STATEMENTS                                                         77

APPENDIX A                                                                   78

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware business trust on February 10, 1993. The Trust is permitted to offer separate portfolios and different classes of shares. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. Currently, the Trust is composed of the following series: Nova, Nova Master, Ursa, Ursa Master, OTC, Arktos, Arktos Master, Medius, Mekros, Juno, Juno Master, U.S. Government Bond (the "Bond Fund"), Large-Cap Europe and Large-Cap Japan (together the "International Funds") (collectively, the "Benchmark Funds"); Banking, Basic Materials, Biotechnology, Consumer Products, Electronics, Energy, Energy Services, Financial Services, Health Care, Internet, Leisure, Precious Metals, Real Estate, Retailing, Technology, Telecommunications, Transportation, Utilities (collectively, the "Sector Funds"); and the U.S. Government Money Market Fund (the "Money Market Fund"). The Nova Master, Ursa Master, Arktos Master, and Juno Master Funds (collectively, the "Master Funds") serve as master funds in a master-feeder arrangement with the Nova, Ursa, Arktos, and Juno Funds, respectively.

The Trust currently offers Investor Class Shares, Advisor Class Shares, C Class Shares, and H Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, a contingent deferred sales load is imposed on the redemption of C Class Shares. Sales charges and minimum investment requirements are described in the prospectus. For more information on shareholder servicing and distribution expenses, see "Distributor." Additional Funds and/or classes may be created from time to time.

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

GENERAL
Each Fund's investment objective and principal investment strategies are described in the Prospectuses. The investment objective of the Nova Fund, Nova Master Fund, Ursa Fund, Ursa Master Fund, OTC Fund, Bond Fund, Juno Fund, Juno Master Fund, and Money Market Fund, including the benchmark of the Nova Fund, Nova Master Fund, Ursa Fund, and Ursa Master Fund are fundamental policies which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

Portfolio management is provided to each Fund by the Trust's investment advisor, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Global Advisors (the "Advisor").The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING
The Nova Fund, Nova Master Fund, Medius Fund, Mekros Fund, Bond Fund, International Funds, and Sector Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Nova Fund, Nova Master Fund, Medius Fund, Mekros Fund, Bond Fund, International Funds, or Sector Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Nova Fund, Nova Master Fund, Medius Fund, Mekros Fund, Bond Fund, International Funds, and Sector Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

CURRENCY TRANSACTIONS
Although the International Funds do not currently expect to engage in currency hedging, currency transactions may be used in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S. dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

FOREIGN ISSUERS
The International and Sector Funds may invest in issuers located outside the United States. The International and Sector Funds may purchase American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" in the United States. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

RISK FACTORS REGARDING EUROPE - The Large-Cap Europe Fund seeks to provide investment results, which correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50-SM- Index (the "Stoxx 50 Index"). The Stoxx 50 Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 16 countries include the 15 western European countries which comprise the European Union (EU) and Switzerland.

The EU consists of 15 countries of western Europe: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom. The EU's primary goal is the creation of a single, unified market through which goods, people and capital could move freely.

A second component of the EU is the establishment of a single currency - the euro, to replace each member country's domestic currencies. The European Economic Monetary Union (the "EMU") comprises the following participants:
Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden, and the United Kingdom. On January 1, 1999, the euro became a currency, while the bank notes used by the EMU's eleven members remain legal tender. After a three-year transition period, the euro will begin circulating on January 1, 2002. Six months later, the currency used by the EMU's eleven members will cease to exist.

Europe may experience difficulty with the transition to the euro. For example, different national economies must adjust to a unified monetary system, the absence of exchange rate flexibility and the loss of economic sovereignty. The European Continent's economies are diverse, its governments are decentralized and its cultures differ widely. Unemployment is relatively high from a historical perspective and could pose a political risk that one or more countries might exit the union placing the currency and banking system in jeopardy.

RISK FACTORS REGARDING JAPAN - The Large-Cap Japan Fund seeks to provide investment results, which correlate to the performance of a specific benchmark. The Fund's current benchmark is Japan's Topix 100 Index. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange ("TSE").

The Japanese stock market was established in 1878 as the Tokyo Stock Exchange Company Ltd. Japanese stock exchanges are located in eight cities: Tokyo, Osaka, Nagoya, Kyoto, Hiroshima, Fukuoka, Niigata and Sapporo. The Tokyo Stock Exchange
(TSE) is the largest of the eight exchanges in Japan. There are three distinct sections on the main Japanese stock exchanges. The First Section trades in over 1,100 of the largest and most active stocks, which account for over 95% of total market capitalization. The Second Section consists of over 400 issues with lower turnover than the First Section, which are newly quoted on the exchange or which are not listed and would otherwise be traded over-the-counter. The Third Section consists of foreign stocks, which are traded over-the-counter. Securities are denominated in the official unit of currency, the Japanese Yen.

Although some Japanese reporting, accounting and auditing practices are based substantially on U.S. principles, they are not identical to U.S. standards in some important respects, particularly with regard to unconsolidated subsidiaries and related structures. In general, Japanese corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

The Japanese agricultural industry is small and largely protected. Japan subsidizes its agricultural industry and is only 50% self-sufficient in food production. Accordingly, it is highly dependent on agricultural imports. Japan has developed a strong heavy industrial sector and is highly dependent on international trade for commodities. Strong domestic industries are automotive, electronics, and metals. Needed imports revolve around raw materials such as oil, forest products, and iron ore. Subsequently, Japan is sensitive to fluctuations in commodity prices.

While the United States is Japan's largest single trading partner, close to half of Japan's trade is conducted with developing nations, almost all of which are in southeast Asia. As the largest economy trading in southeast Asia, external events such as the economic trials of Japan's neighbors continue to raise concerns over profit levels for the big Japanese exporters. As many of the governments of Southeast Asia frequently face domestic discontent, and as many of these countries are Japanese trading partners and investment recipients, their internal stability and its impact on regional security are of importance to Japan.

Japanese unemployment levels are high and have been an area of increasing concern. The Japanese financial sector is in need of reform involving overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of bad loans and trim their balance sheets in preparation for greater competition from foreign financial institutions as more areas of the financial sector are opened. Successful financial sector reform could allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. A large factor in determining the pace and scope of recovery is the government's handling of deregulation programs.

Also of concern are Japan's trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the United States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

ILLIQUID SECURITIES
While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% (10% for the Money Market
Fund) due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "SEC"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Funds (other than the Bond Fund and Money Market Fund) presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a master-feeder arrangement. The Ursa, Arktos and Juno Funds pursue their respective investment goals through a master-feeder arrangement. The Bond Fund and Money Market Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the requirements of the 1940 Act.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment advisor and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 % of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

OPTIONS TRANSACTIONS

OPTIONS ON SECURITIES. The Nova Fund, Nova Master Fund, OTC Fund, Medius Fund, Mekros Fund, International Funds, and Sector Funds may buy call options and write (sell) put options on securities, and the Ursa Fund, Ursa Master Fund, Arktos Fund, and Arktos Master Fund may buy put options and write call options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer.

OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

OPTIONS ON SECURITY INDICES. The Nova Fund, Nova Master Fund, OTC Fund, Medius Fund, Mekros Fund, International Funds, and Sector Funds may purchase call options and write put options, and the Ursa Fund, Ursa Master Fund, Arktos Fund, and Arktos Master Fund may purchase put options and write call options, on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, a Fund (other than the Money Market Fund) may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

REAL ESTATE INVESTMENT TRUSTS
The Real Estate Fund will invest a majority of its assets in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES
The Real Estate Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

SWAP AGREEMENTS
The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

PORTFOLIO TURNOVER
As discussed in the Trust's Prospectuses, the Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. (See "More Information About Fund Investments and Risk" and "Financial Highlights" in the Trust's Prospectuses). Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year.

REPURCHASE AGREEMENTS
Each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS
The Ursa Fund, Juno Fund, Ursa Master Fund, Juno Master Fund, Bond Fund, and Money Market Fund may use reverse repurchase agreements as part of that Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES
The Ursa Fund, Arktos Fund, Juno Fund, Ursa Master Fund, Arktos Master Fund, and Juno Master Fund also may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Ursa Fund, Arktos Fund, Juno Fund, Ursa Master Fund, Arktos Master Fund, or Juno Master Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

The International Funds, Nova Fund, Nova Master Fund, OTC Fund, Medius Fund, Mekros Fund, and Sector Funds each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. While none currently expect to do so, these Funds may make a short sale when the Fund wants to sell the security it owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.

STOCK INDEX FUTURES CONTRACTS
A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

TRACKING ERROR
The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by a Fund; (4) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) a Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the International Funds' respective benchmark and the time the Funds price their shares at the close of the New York Stock Exchange ("NYSE"); or (11) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant. As a result of fair value pricing, the day-to-day correlation of the International Funds' performance may tend to vary from the closing performance of the International Funds' respective benchmarks. However, all of the Funds' performance attempts to correlate highly with the movement in their respective benchmarks over time.

U.S. GOVERNMENT SECURITIES
The Bond Fund invests primarily in U.S. Government Securities, and each of the other Funds may invest in U.S. Government Securities. The Juno Fund and Juno Master Fund may enter into short transactions on U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Bond Fund will invest in such U.S. Government Securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS
The Bond Fund, Juno Fund, and Juno Master Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

BANKING FUND
The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

BASIC MATERIALS FUND
The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.

BIOTECHNOLOGY FUND
The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

CONSUMER PRODUCTS FUND

The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund may invest in companies that manufacture durable products such as furniture, major appliances, and personal computers. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (E.G., books, magazines, TV, cable, movies, music, gaming, and sports). In addition, the Fund may invest in consumer products and services such as lodging, child care, convenience stores, and car rentals.

ELECTRONICS FUND
The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing ("CAD/CAM"), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

ENERGY FUND
The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

ENERGY SERVICES FUND
The Fund may invest in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

FINANCIAL SERVICES FUND
The Fund may invest in companies that are involved in the financial sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real-estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the Investment Company Act of 1940 (the "1940 Act"), allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

HEALTH CARE FUND
The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

INTERNET FUND
The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware or software which impacts Internet commerce; or provide Internet access to consumers and businesses.

LEISURE FUND
The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, tobacco products, and gaming casinos.

PRECIOUS METALS FUND
The Fund may invest in the equity securities of U.S. and foreign companies that are involved in the precious metals sector ("Precious Metals Companies"). Precious Metals Companies include precious metals manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies.

REAL ESTATE FUND
The Fund primarily invests in equity securities of publicly traded companies principally engaged in the real estate industry. Companies principally engaged in the real estate industry include real estate investment trusts ("REITs"), master limited partnerships ("MLPs"), and real estate owners, real estate managers, real estate brokers, and real estate dealers, and may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. It is expected that the majority of the Fund's total assets will be invested in securities issued by REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as Equity REITs or Mortgage REITs. Equity REITs invest the majority of their assets directly in ownership of real property and derive their income primarily from rental income. Equity REITs are further categorized according to the types of real estate properties they own, E.G., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the credit they have extended. The Fund will invest primarily in Equity REITs. Shareholders in the Fund should realize that by investing in REITs indirectly through the Fund, they will bear not only their proportionate share of the expenses of the Fund but also, indirectly, the management expenses of underlying REITs. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national scale.

RETAILING FUND

The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. Companies in which the Fund may invest include general merchandise retailers, department stores, restaurant franchises, drug stores, motor vehicle and marine dealers, and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

TECHNOLOGY FUND
The Fund may invest in companies that are involved in the technology sector including companies that the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors.

TELECOMMUNICATIONS FUND
The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

TRANSPORTATION FUND
The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

UTILITIES FUND
The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund's prospectus. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. Government Securities.

The Money Market Fund is governed by SEC rules that impose certain liquidity, maturity and diversification requirements. The Money Market Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
The following investment limitations (and those set forth in the Prospectuses) are fundamental policies of the Funds, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE BENCHMARK FUNDS (EXCEPT THE MEDIUS FUND, MEKROS FUND, AND INTERNATIONAL FUNDS), MASTER FUNDS, AND PRECIOUS METALS FUND

A Benchmark Fund (except the Medius Fund, Mekros Fund, and International Funds), Master Fund, or Precious Metals Fund shall not:

     1. Lend any security or make any other loan if, as a result, more than 33"% of the value of the Fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities, or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

     2.   Underwrite securities of any other issuer.

     3. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

     4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 5, 7, 8, and 9, as applicable to the Fund.

     5. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) the writing of covered put and call options, (ii) the purchase of securities on a forward-commitment or delayed-delivery basis, and
          (iii) collateral and initial or
         variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

     6. Invest in commodities except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

          6.1 THE PRECIOUS METALS MAY (a) TRADE IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS; OR (b) INVEST IN PRECIOUS METALS AND PRECIOUS MINERALS.

     7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

          7.1 THE PRECIOUS METALS FUND WILL INVEST 25% OR MORE OF THE VALUE OF ITS TOTAL ASSETS IN THE SECURITIES IN THE METALS-RELATED AND MINERALS-RELATED INDUSTRIES.

     8. Borrow money, except (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

          8.1 THE NOVA FUND, NOVA MASTER FUND, AND BOND FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, FOR THE PURPOSE OF INVESTMENT LEVERAGE.

          8.2 THE JUNO FUND AND JUNO MASTER FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 8, BUT SHALL NOT MAKE PURCHASES WHILE BORROWING IN EXCESS OF 5% OF THE VALUE OF ITS ASSETS. FOR PURPOSES OF THIS SUBPARAGRAPH, FUND ASSETS INVESTED IN REVERSE REPURCHASE AGREEMENTS ARE INCLUDED IN THE AMOUNTS BORROWED.

     9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

          9.1 THE URSA FUND, ARKTOS FUND, JUNO FUND, URSA MASTER FUND, ARKTOS MASTER FUND, AND JUNO MASTER FUND MAY ENGAGE IN SHORT SALES OF PORTFOLIO SECURITIES OR MAINTAIN A SHORT POSITION IF AT ALL TIMES WHEN A SHORT POSITION IS OPEN (i) THE

               FUND MAINTAINS A SEGREGATED ACCOUNT WITH THE FUND'S CUSTODIAN TO COVER THE SHORT POSITION IN ACCORDANCE WITH THE POSITION OF THE SEC OR (ii) THE FUND OWNS AN EQUAL AMOUNT OF SUCH SECURITIES OR SECURITIES CONVERTIBLE INTO OR EXCHANGEABLE, WITHOUT PAYMENT OF ANY FURTHER CONSIDERATION, FOR SECURITIES OF THE SAME ISSUE AS, AND EQUAL IN AMOUNT TO, THE SECURITIES SOLD SHORT.

FUNDAMENTAL POLICIES OF THE MEDIUS, MEKROS, INTERNATIONAL, AND SECTOR FUNDS (OTHER THAN THE PRECIOUS METALS FUND)

The Medius, Mekros, International, and Sector Funds shall not:

     10. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

     11. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

     12. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and
          (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

     13. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

     14. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

     15. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

     16. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark or sector selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

FUNDAMENTAL POLICIES APPLICABLE TO THE MONEY MARKET FUND

The Money Market Fund shall not:

     17. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

     18. Lend the Money Market Fund's portfolio securities in excess of 15% of the Money Market Fund's total assets. Any loans of the Money Market Fund's portfolio securities will be made according to guidelines established by the Board of Trustees of the Trust, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

     19. Issue senior securities, except as permitted by the Money Market Fund's investment objectives and policies.

     20.  Write or purchase put or call options.

     21. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

     22. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

     23. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

NON-FUNDAMENTAL POLICIES
The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees and, with respect to the policy to invest at least 80% of a Fund's assets in securities of companies in a specific sector, subject to 60 days prior notice to shareholders.

Each Fund may not:

     1.   Invest in warrants.

     2. Invest in real estate limited partnerships (this limitation does not apply to the Real Estate Fund).

     3.   Invest in mineral leases.
The Medius Fund, Mekros Fund, the International Funds, and each Sector Fund may not:

     4. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by
          Section 18 of the 1940 Act.

     5.   Invest in companies for the purpose of exercising control.

     6. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

     7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

     8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Each Sector Fund will:

     9. Invest, under normal circumstances, at least 80% of the value of its assets in securities of companies in its respective sector.

The foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for the Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In managing the investment portfolios of the Funds, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. In addition, Section 28(e) of the Securities Exchange Act of 1934 permits the Advisor to cause a Fund to pay commission rates in excess of those another dealer or broker would have charged for effecting the same transaction, if the Advisor determines, in good faith, that the commission paid is reasonable in relation to the value of brokerage and research services provided.

Such research services may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, analysis of corporate responsibility issues or in the form of access to various computer-generated data, computer hardware and software. Such research may be provided by brokers and dealers in the form of written reports, telephone contacts and personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives. Brokerage services and equipment may facilitate the execution and monitoring of securities transactions, for example, by providing rapid communications with financial markets and brokers or dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In some cases, brokerage and research services are generated by third parties but are provided to the Advisor by or through brokers and dealers. The Advisor may allocate brokerage for research services that are also available for cash, where appropriate and permitted by law. The Advisor may also pay cash for certain research services received from external sources.

In addition, the information and services received by the Advisor from brokers and dealers may not in all cases benefit a Fund directly. For example, such information and services received by the Advisor as a result of the brokerage allocation of one of the Funds may be of benefit to the Advisor in the management of other accounts of the Advisor, including other Funds of the Trust and other investment companies advised by the Advisor. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

For the fiscal periods ended March 31, 1999, March 31, 2000, and March 31, 2001 the Funds paid the following brokerage commissions:

                     FUND                                          AGGREGATE
BROKERAGE COMMISSIONS

-----------------------------------------------------------------
                                                        1999
2000                    2001
--------------------------------------------------------------------------------
------------------------------------
Nova Fund                                            $1,950,042
$1,608,026               $  721,118
Nova Master Fund*                                        n/a                 n/a
                     n/a
Ursa Fund                                            $  381,892           $
245,791                   **
Ursa Master Fund                                         n/a                 n/a
                  $  187,614
OTC Fund                                             $    4,966           $
40,812               $   78,753
Arktos Fund                                          $    5,446           $
28,122                   **
Arktos Master Fund                                       n/a                 n/a
                  $   24,178
Medius Fund*                                             n/a                 n/a
                     n/a
Mekros Fund                                              n/a                 n/a
                  $       36
Juno Fund                                            $   36,994           $
68,266                   **
Juno Master Fund                                         n/a                 n/a
                  $   37,724
U.S. Government Bond Fund                            $   34,498           $
17,490               $   46,080
Large-Cap Europe Fund                                    n/a                 n/a
                  $    2,350
Large-Cap Japan Fund                                     n/a                 n/a
                     n/a
Banking Fund                                         $  574,673           $
463,436               $  659,694
Basic Materials Fund                                 $  280,569           $
398,702               $  594,977
Biotechnology Fund                                   $  122,671           $
133,642               $   81,171
Consumer Products Fund                               $ 110, 820           $
200,018               $  511,796
Electronics Fund                                     $  556,126           $
395,680               $  581,340
Energy Fund                                          $  250,391           $
239,526               $  342,714
Energy Services Fund                                 $1,024,957
$1,070,899               $  786,595
Financial Services Fund                              $1,717,650           $
835,117               $1,359,895
Health Care Fund                                     $  508,052           $
617,493               $1,119,895
Internet Fund                                            n/a                 n/a
                  $   54,033
Leisure Fund                                         $  213,807           $
229,728               $  308,261
Precious Metals Fund                                 $  222,795           $
306,689               $  312,468
Real Estate Fund*                                        n/a                 n/a
                     n/a
Retailing Fund                                       $  764,655           $
594,934               $1,307,801
Technology Fund                                      $  475,721
$1,149,844               $  427,781
Telecommunications Fund                              $  232,192           $
426,774               $  276,751
Transportation Fund                                  $  263,982           $
281,242               $  606,656
Utilities Fund                                           n/a                 n/a
                  $  378,353
U.S. Government Money Market Fund                        n/a                 n/a
                     n/a

*The Nova Master, Medius, and Real Estate Funds had not commenced operations as of March 31, 2001.
** These Funds pursue their investment objective by investing in a "master" fund. Brokerage Commissions for the period were paid by each Fund's respective master fund.

"Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. As of March 31, 2001, the following Funds held securities of the Trust's "regular brokers or dealers":

       FUND              TYPE OF                                REGULAR BROKERS
OR DEALERS
                        SECURITY
-------------------------------------------------------------------------------
                                       SALOMON SMITH     LEHMAN BROTHERS,
PAINEWEBBER, INC.     FUJI SECURITIES,
                                        BARNEY, INC.           INC.
                        INC.
--------------------------------------------------------------------------------
------------------------------------
       Nova            Repurchase        $5,167,223         $5,167,223
$5,167,223            $3,787,504
                       Agreements
                      Common Stock                           $338,580
--------------------------------------------------------------------------------
------------------------------------
    Ursa Master        Repurchase       $12,423,185        $12,423,185
$12,423,185           $9,106,024
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
        OTC            Repurchase        $4,030,697         $4,030,697
$4,030,697            $2,954,445
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
                       Repurchase        $1,911,374         $1,911,374
$1,911,374            $1,401,011
    Juno Master        Agreements
                         Options
                      $289,312
                         Futures
                    $12,085,750
--------------------------------------------------------------------------------
------------------------------------
   Arktos Master       Repurchase        $8,833,934         $8,833,934
$8,833,934            $6,475,152
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
      Mekros           Repurchase         $640,151           $640,151
$640,151              $469,222
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
  U.S. Government      Repurchase        $2,314,128         $2,314,128
$2,314,128            $1,696,224
       Bond            Agreements

                         Futures
                    $24,200,500
--------------------------------------------------------------------------------
------------------------------------
  U.S. Government      Repurchase       $69,321,223        $69,321,223
$69,321,223          $50,811,505
   Money Market        Agreements
--------------------------------------------------------------------------------
------------------------------------
      Banking          Repurchase         $41,855            $41,855
 $41,855              $30,679
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
  Basic Materials      Repurchase         $23,941            $23,941
 $23,941              $17,548
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
   Biotechnology       Repurchase        $1,010,505         $1,010,505
$1,010,505             $740,687
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
 Consumer Products     Repurchase         $60,758            $60,758
 $60,758              $44,534
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
    Electronics        Repurchase         $247,220           $247,220
$247,220              $181,209
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
      Energy           Repurchase         $52,708            $52,708
 $52,708              $38,634
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
  Energy Services      Repurchase         $136,684           $136,684
$136,684              $100,188
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
      Financial        Repurchase         $253,006           $253,006
$253,006              $185,450
      Services         Agreements

                      Common Stock                           $647,628
--------------------------------------------------------------------------------
------------------------------------
    Health Care        Repurchase         $146,955           $146,955
$146,955              $107,716
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
      Leisure          Repurchase          $9,357             $9,357
 $9,357                $6,858
                       Agreements
--------------------------------------------------------------------------------
------------------------------------

       FUND              TYPE OF                                REGULAR BROKERS
OR DEALERS
                        SECURITY
-------------------------------------------------------------------------------
                                       SALOMON SMITH     LEHMAN BROTHERS,
PAINEWEBBER, INC.     FUJI SECURITIES,
                                        BARNEY, INC.           INC.
                        INC.
--------------------------------------------------------------------------------
------------------------------------
     Internet          Repurchase         $13,955            $13,955
 $13,955              $10,299
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
  Precious Metals      Repurchase         $30,167            $30,167
 $30,167              $22,112
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
    Real Estate        Repurchase           n/a                n/a
   n/a                  n/a
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
     Retailing         Repurchase         $79,310            $79,310
 $79,310              $58,133
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
    Technology         Repurchase         $130,726           $130,726
$130,726              $95,820
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
Telecommunications     Repurchase         $26,006            $26,006
 $26,006              $19,062
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
  Transportation       Repurchase         $16,583            $16,583
 $16,583              $12,155
                       Agreements
--------------------------------------------------------------------------------
------------------------------------
     Utilities         Repurchase         $78,350            $78,350
 $78,350              $57,430
                       Agreements
--------------------------------------------------------------------------------
------------------------------------


       FUND              TYPE OF               MORGAN STANLEY DEAN
  GOLDMAN SACHS GROUP, INC.
                        SECURITY                   WITTER & CO.
--------------------------------------------------------------------------------
------------------------------------
       Nova           Common Stock                 $2,155,943
--------------------------------------------------------------------------------
------------------------------------
     Financial        Common Stock                 $2,155,943
          $1,714,680
     Services
--------------------------------------------------------------------------------
------------------------------------

MANAGEMENT OF THE TRUST

The Trustees are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names and ages of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Unless otherwise indicated below, the address of each of the Trustees and officers is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Fees and expenses for non-interested Trustees will be paid by the Trust.

TRUSTEES

*/ALBERT P. VIRAGH, JR. (60)

         Chairman of the Board of Trustees and President of Rydex Series Funds, a registered mutual fund, 1993 to present; Chairman of the Board of Trustees and President of Rydex Variable Trust, a registered mutual fund, 1998 to present; Chairman of the Board of Trustees and President of Rydex Dynamic Funds, a registered mutual fund, 1999 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors, Inc., investment advisor, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Fund Services, Inc., shareholder and

-----------------------------------
*/ This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

         transfer agent servicer, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors II, Inc., investment advisor, 1998 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Distributors, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment advisor, 1985 to 1993.

COREY A. COLEHOUR (55)

         Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment advisor, 1985 to present.

J. KENNETH DALTON (60)

         Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995.

JOHN O.  DEMARET (61)

         Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.

PATRICK T.  MCCARVILLE (59)

         Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.

ROGER SOMERS (57)

         Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; President, Arrow Limousine, 1963 to present.

OFFICERS

ROBERT M. STEELE (42)

         Secretary and Vice President of Rydex Series Funds, 1994 to present; Secretary and Vice President of Rydex Variable Trust, 1998 to present; Secretary and Vice President of Rydex Dynamic Funds, 1999 to present; Executive Vice President of PADCO Advisors, Inc., investment advisor, 2000 to present; Executive Vice President of PADCO Advisors II, Inc., investment advisor, 2000 to present Vice President of Rydex Distributors, Inc., 1996 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994.

CARL G. VERBONCOEUR (48)

         Vice President and Treasurer of Rydex Series Funds, 1997 to present; Vice President and Treasurer of Rydex Variable Trust, 1998 to present; Vice President and Treasurer of Rydex Dynamic Funds, 1999 to present; Executive Vice President of Rydex Fund Services, Inc., 2000 to present; Vice President of Rydex Distributors, Inc., 1997 to present; Senior Vice President, Crestar Bank, 1995 to

         1997; Senior Vice President, Crestar Asset Management Company, a registered investment advisor, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

MICHAEL P. BYRUM (31)

         Vice President of Rydex Series Funds, 1997 to present; Vice President of the Rydex Variable Trust, 1998 to present; Vice President of Rydex Dynamic Funds, 1999 to present; Executive Vice President and Senior Portfolio Manager of PADCO Advisors, Inc., investment advisor, 1993 to present; Executive Vice President and Senior Portfolio Manager of PADCO Advisors II, Inc., investment advisor, 1996 to present; Secretary of Rydex Distributors, Inc., 1996 to present; Investment Representative, Money Management Associates, a registered investment advisor, 1992 to 1993.

JOANNA M. HAIGNEY (34)

         Assistant Secretary of Rydex Series Funds, 2000 to present; Assistant Secretary of the Rydex Variable Trust, 2000 to present; Vice President of Compliance of Rydex Fund Services, Inc., 2000 to present; Assistant Secretary of the Rydex Dynamic Funds, 2000 to present; Vice President Fund Administration, Chase Global Funds Services Co., a division of Chase Manhattan Bank NA, 1994 to 1999.

The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 2001, is set forth in the table below:

                                                         PENSION OR
               TOTAL COMPENSATION
                                    AGGREGATE        RETIREMENT BENEFITS
ESTIMATED ANNUAL     FROM FUND COMPLEX
   NAME OF PERSON, POSITION     COMPENSATION FROM    ACCRUED AS PART OF
BENEFITS UPON       FOR SERVICE ON
                                      TRUST           TRUST'S EXPENSES
RETIREMENT         THREE BOARDS**
--------------------------------------------------------------------------------
-----------------------------------
Albert P. Viragh, Jr.*,                 $0                   $0
   $0                  $0
CHAIRMAN AND PRESIDENT

Corey A. Colehour,                   $29,500                 $0
   $0                $44,000
TRUSTEE

J. Kenneth Dalton,                   $29,500                 $0
  $0                 $44,000
TRUSTEE

Roger Somers,                        $29,500                 $0
  $0                 $44,000
TRUSTEE

John O. Demaret,                     $29,500                 $0
  $0                 $44,000
TRUSTEE

Patrick T. McCarville,               $29,500                 $0
  $0                 $44,000
TRUSTEE

*    Denotes an "interested person" of the Trust.
** Each member of the Board of Trustees also serves as a Trustee to Rydex Variable Trust and to Rydex Dynamic Funds.

As of the date of this Statement of Additional Information, the Trustees and the officers of the Trust, as a group, owned, of record and beneficially, less than 1% of the outstanding shares of each Fund.

ADVISOR

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and does business under the name Rydex Global Advisors (the "Advisor"). Albert P. Viragh, Jr., the Chairman of the Board of Trustees and President of the Advisor, owns a controlling interest in the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement, the Advisor serves as the investment advisor for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of June 29, 2001, assets under management of the Advisor were approximately $5.2 billion. Pursuant to the advisory agreement with the Advisor, the Funds pay the Advisor the following fees at an annual rate based on the average daily net assets for each respective Fund, as set forth below.

For the fiscal periods ended March 31, 1999, March 31, 2000 and March 31, 2001 the Advisor received the following investment advisory fees:

                                                                     ADVISORY
FEES PAID

-------------------------------------------------------------------------------
                FUND                             1999                       2000
                      2001
--------------------------------------------------------------------------------
--------------------------------------
Nova Fund                                     $5,775,479                 $
5,270,996                $ 3,863,205
Nova Master Fund*                                 n/a                        n/a
                       n/a
Ursa Fund                                     $4,849,228                 $
4,186,918                     **
Ursa Master Fund                                  n/a                        n/a
                   $ 2,509,115
OTC Fund                                      $5,142,021
$15,907,226                $19,615,758
Arktos Fund                                   $  297,921                 $
1,166,576                     **
Arktos Master Fund                                n/a                        n/a
                   $   932,069
Medius Fund*                                      n/a                        n/a
                       n/a
Mekros Fund                                       n/a                        n/a
                   $   174,873
Juno Fund                                     $  113,091                 $
167,258                     **
Juno Master Fund                                  n/a                        n/a
                   $    83,219
U.S. Government Bond Fund                     $  180,288                 $
115,638                $   169,040
Large-Cap Europe Fund                             n/a                        n/a
                   $   129,630
Large-Cap Japan Fund                              n/a                        n/a
                   $    57,190
Banking Fund                                  $   98,045                 $
149,100                $   498,044
Basic Materials Fund                          $   51,654                 $
122,580                $   199,540
Biotechnology Fund                            $  203,735                 $
1,983,545                $ 4,854,388
Consumer Products Fund                        $   64,921                 $
102,097                $   307,167
Electronics Fund                              $  287,912                 $
1,148,841                $ 2,242,657
Energy Fund                                   $   56,392                 $
99,495                $   263,383
Energy Services Fund                          $  147,529                 $
350,059                $   762,813
Financial Services Fund                       $  224,408                 $
311,265                $ 1,169,494
Health Care Fund                              $  219,227                 $
215,917                $ 1,034,243

                                                                     ADVISORY
FEES PAID

-------------------------------------------------------------------------------
                FUND                             1999                       2000
                      2001
--------------------------------------------------------------------------------
--------------------------------------
Internet Fund                                     n/a                        n/a
                   $   166,275
Leisure Fund                                  $   45,641                 $
48,812                $   124,415
Precious Metals Fund                          $  222,795                 $
276,528                $   311,986
Real Estate Fund*                                 n/a                        n/a
                       n/a
Retailing Fund                                $  285,542                 $
147,554                $   378,227
Technology Fund                               $  342,246                 $
927,380                $   612,100
Telecommunications Fund                       $  118,715                 $
586,872                $   309,898
Transportation Fund                           $   41,446                 $
48,417                $   388,463
Utilities Fund                                    n/a                        n/a
                   $   236,849
U.S. Government Money Market Fund             $3,913,720                 $
5,487,437                $ 6,307,648

*The Nova Master, Medius, and Real Estate Funds had not commenced operations as of March 31, 2001.
** These Funds pursue their investment objective by investing in a "master" fund. Advisory Fees for the period were paid by each Fund's respective master fund.

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. For the fiscal periods ended March 31, 1999, March 31, 2000, and March 31, 2001 the Funds paid the Servicer the following service fees:

                                                              ADMINISTRATIVE
SERVICE FEES PAID

-------------------------------------------------------------------------------
                 FUND                            1999                       2000
                      2001
--------------------------------------------------------------------------------
--------------------------------------
Nova Fund                                     $1,913,364
$1,756,911                 $1,287,735
Nova Master Fund*                                 n/a                        n/a
                      n/a
Ursa Fund                                     $1,367,076
$1,163,033                 $  698,887
Ursa Master Fund                                  n/a                        n/a
                   $        0
OTC Fund                                      $1,371,206
$4,407,018                 $6,538,586
Arktos Fund                                   $   82,742                 $
323,351                 $  260,626
Arktos Master Fund                                n/a                        n/a
                   $        0
Medius Fund                                       n/a                        n/a
                      n/a
Mekros Fund*                                      n/a                        n/a
                   $   48,576
Juno Fund                                     $   31,414                 $
46,461                 $   23,384

                                                              ADMINISTRATIVE
SERVICE FEES PAID

-------------------------------------------------------------------------------
                 FUND                            1999                       2000
                      2001
--------------------------------------------------------------------------------
--------------------------------------
Juno Master Fund                                  n/a                        n/a
                   $        0
U.S. Government Bond Fund                     $   72,115                 $
46,255                 $   67,616
Large-Cap Europe Fund                             n/a                        n/a
                   $   36,009
Large-Cap Japan Fund                              n/a                        n/a
                   $   15,886
Banking Fund                                  $   28,671                 $
43,853                 $  146,483
Basic Materials Fund                          $   15,293                 $
36,053                 $   58,692
Biotechnology Fund                            $   59,922                 $
583,396                 $1,427,761
Consumer Products Fund                        $   19,094                 $
30,539                 $   90,343
Electronics Fund                              $   84,680                 $
337,892                 $  659,605
Energy Fund                                   $   16,586                 $
27,424                 $   77,259
Energy Services Fund                          $   43,391                 $
102,958                 $  224,357
Financial Services Fund                       $   66,623                 $
91,549                 $  343,969
Health Care Fund                              $   64,478                 $
63,505                 $  304,189
Internet Fund                                     n/a                        n/a
                   $   48,905
Leisure Fund                                  $   13,424                 $
14,356                 $   36,584
Precious Metals Fund                          $   59,123                 $
75,371                 $  103,995
Real Estate Fund*                                 n/a                        n/a
                      n/a
Retailing Fund                                $   83,983                 $
43,398                 $  111,243
Technology Fund                               $  100,661                 $
272,759                 $  180,029
Telecommunications Fund                       $   34,916                 $
173,135                 $   91.147
Transportation Fund                           $   12,190                 $
14,240                 $  114,254
Utilities Fund                                    n/a                        n/a
                   $   69,661
U.S. Government Money Market Fund             $1,565,488
$2,194,975                 $2,523,059

*The Nova Master, Medius, and Real Estate Funds had not commenced operations as of March 31, 2001.

Pursuant to an Accounting Service Agreement the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions. The Servicer received the following fees for the fiscal periods ended March 31, 1999, March 31, 2000, and March 31, 2001:

                                                            ACCOUNTING SERVICES
FEES PAID

--------------------------------------------------------------------------------
------
             FUND                          1999                         2000
                    2001
--------------------------------------------------------------------------------
--------------------------------------
Nova Fund                                $205,109                     $161,882
                  $128,883
Nova Master Fund*                           n/a                          n/a
                     n/a
Ursa Fund                                $150,376                     $118,877
                  $ 83,588
Ursa Master Fund                            n/a                          n/a
                  $      0
OTC Fund                                 $182,519                     $392,958
                  $599,577
Arktos Fund                              $ 39,764                     $ 56,234
                  $ 50,934
Arktos Master Fund                          n/a                          n/a
                  $      0
Medius Fund*                                n/a                          n/a
                     n/a
Mekros Fund                                 n/a                          n/a
                  $ 12,032
Juno Fund                                $ 17,273                     $ 17,635
                  $  8,610
Juno Master Fund                            n/a                          n/a
                  $      0
U.S. Government Bond Fund                $ 32,901                     $ 21,209
                  $ 28,984
Large-Cap Europe Fund                       n/a                          n/a
                  $ 13,689
Large-Cap Japan Fund                        n/a                          n/a
                  $  6,558
Banking Fund                             $ 11,907                     $ 12,181
                  $ 39,433

                                                              ADMINISTRATIVE
SERVICE FEES PAID

-------------------------------------------------------------------------------
                 FUND                            1999
2000                      2001
--------------------------------------------------------------------------------
--------------------------------------
Basic Materials Fund                           $  7,487                     $
12,478                  $ 18,938
Biotechnology Fund                             $ 22,396                     $
62,215                  $157,158
Consumer Products Fund                         $  8,750                     $
9,756                  $ 24,248
Electronics Fund                               $ 24,166                     $
48,927                  $ 93,181
Energy Fund                                    $  8,684                     $
10,746                  $ 25,768
Energy Services Fund                           $ 17,085                     $
30,584                  $ 50,434
Financial Services Fund                        $ 22,966                     $
22,325                  $ 62,167
Health Care Fund                               $ 24,042                     $
21,141                  $ 56,496
Internet Fund                                     n/a
n/a                    $ 15,705
Leisure Fund                                   $  7,413                     $
5,154                  $ 14,280
Precious Metals Fund                           $ 30,681                     $
30,309                  $ 35,019
Real Estate Fund                                  n/a
n/a                       n/a
Retailing Fund                                 $ 27,688                     $
13,138                  $ 32,020
Technology Fund                                $ 32,508                     $
49,249                  $ 48,667
Telecommunications Fund                        $ 14,839                     $
39,353                  $ 33,794
Transportation Fund                            $  6,719                     $
4,552                  $ 32,642
Utilities Fund                                    n/a
n/a                    $ 20,828
U.S. Government Money Market Fund              $202,742
$234,105                  $279,566

*The Nova Master, Medius, and Real Estate Funds had not commenced operations as of March 31, 2001.

DISTRIBUTION
Pursuant to the Distribution Agreement adopted by the Trust, Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Trust. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Funds' current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

ADVISOR CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund (except the Arktos, Medius, Mekros, Bond, Juno, Large-Cap Europe and Large-Cap Japan Funds) has adopted a Distribution and Shareholder Services Plan for Advisor Class Shares (the "Advisor Class Plan"). Under the Advisor Class Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to .25% of each Fund's assets attributable to Advisor Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. In addition to distribution services, the Advisor Class Plan permits the payment of up to .25% of each Fund's assets attributable to Advisor Class Shares to the Distributor or designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

Following are the fees paid under this plan for the fiscal year ended March 31, 2001:

FUND                                                                   FEES PAID
--------------------------------------------------------------------------------
Nova Fund                                                               $137,424
Nova Master Fund*                                                            n/a

FUND                                                                   FEES PAID
--------------------------------------------------------------------------------
Ursa Fund                                                                 10,811
Ursa Master Fund                                                               0
OTC Fund                                                                 278,471
Banking Fund                                                              36,971
Basic Materials Fund                                                      15,486
Biotechnology Fund                                                       142,037
Consumer Products Fund                                                    58,666
Electronics Fund                                                          82,725
Energy Fund                                                               27,418
Energy Services Fund                                                      39,083
Financial Services Fund                                                  135,466
Health Care Fund                                                         127,218
Internet Fund                                                             32,210
Leisure Fund                                                              22,103
Precious Metals*                                                             n/a
Real Estate*                                                                 n/a


FUND                                                                   FEES PAID
--------------------------------------------------------------------------------
Retailing Fund                                                            51,449
Technology Fund                                                           54,812
Telecommunications Fund                                                   18,395
Transportation Fund                                                       61,281
Utilities Fund                                                            36,270
U.S. Government Money Market Fund                                        964,083

*The Nova Master Fund, Real Estate Fund, and Precious Metals Advisor Class Shares had not commenced operations as of March 31, 2001.

C CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C Class Shares (the "C Class Plan"). Under the C Class Plan, the Distributor, or designated Service Providers, may receive up to 1.00% of each Fund's assets attributable to C Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The C Class Plan allows for payment of up to .75% of each Fund's assets attributable to C Class Shares as compensation for distribution services and up to .25% of each Fund's assets attributable to C Class Shares as compensation for shareholder services.

Following are the fees paid under this plan for the fiscal year ended March 31, 2001:

FUND
      FEES PAID
--------------------------------------------------------------------------------
----------------
U.S. Government Money Market Fund
     $  140,110
Nova Fund
             17
Nova Master Fund*
              0
Ursa Fund
             17
Ursa Master Fund
              0
OTC Fund
              3
Arktos
             13
Arktos Master Fund
              0
Mekros
          5,942
Juno
            144
Juno Master Fund
              0

* C Class Shares of the Nova Master, Medius, Bond, Large-Cap Europe, Large-Cap Japan, and Sector Funds had not commenced operations as of March 31, 2001.

H CLASS DISTRIBUTION PLAN - The Medius, Mekros, Large-Cap Europe and Large-Cap Japan Funds have adopted a Distribution and Shareholder Services Plan for their H Class Shares (the "H Class Plan"). Under the H Class Plan, the Distributor, or designated Service Providers, may receive up to .25% of each Fund's assets attributable to H Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act.

Following are the fees paid under this plan for the fiscal year ended March 31, 2001:

FUND
      FEES PAID
--------------------------------------------------------------------------------
----------------
Medius*
Mekros
       $ 47,795
Large-Cap Europe
         36,298
Large-Cap Japan
         15,930

* H Class Shares of the Medius Fund had not commenced operations as of March 31, 2001.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

COSTS AND EXPENSES
Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

PRINCIPAL HOLDERS OF SECURITIES

As of July 2, 2001, the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
U.S. Government Bond Fund Investor Class
--------------------------------------------------------------------------------
------------------------
Trust Company of America
1,959,843.045               41.24
FBO: FPI
P.O. Box 6503
Englewood, CO 80112

Paul C. Scott                                                       262,737.582
               5.53
TOD- Omaha Community Foundation
5117 Nicholas Street
Omaha, NE  68132
--------------------------------------------------------------------------------
------------------------
Juno Fund Investor Class
--------------------------------------------------------------------------------
------------------------
Schwab Inc.                                                         136,900.597
               16.30
Special Custody Account- Reinv
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122

National Investor Services Corp. for                                94,133.447
               11.21
Exclusive Benefit of Customers
55 Water Street
32nd Floor
New York, NY 10041-3299

National Financial Services Corp. for the
Exclusive Benefit of Our Customers                                  64,532.465
               7.69
200 Liberty Street
New York, NY  10281
--------------------------------------------------------------------------------
------------------------
Nova Fund - Investor Class
--------------------------------------------------------------------------------
------------------------
Schwab Inc.
2,062,266.311               19.24
Special Custody Account- Reinv
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp. for the
1,326,945.836               12.38
Exclusive Benefit of Our Customers
200 Liberty Street
New York, NY  10281

National Investor Services Corp. for                                938,314.886
               8.75
Exclusive Benefit of Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------
------------------------

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
Ursa Fund - Investor Class
--------------------------------------------------------------------------------
------------------------
Charles Schwab & Co., Inc.
5,169,923.209               27.02
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94101-4122

National Financial Services Corp. for the Exclusive Benefit of
1,992,365.040               10.41
Our Customers
200 Liberty Street
New York, NY  10281

Trust Company of America
1,362,613.198               7.12
CUST/FBO PSI
P.O. Box 6503
Englewood, CO 80155

National Investor Services Corp. for
1,060,349.710               5.54
Exclusive Benefit of Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------
------------------------
OTC Fund - Investor Class
--------------------------------------------------------------------------------
------------------------
Charles Schwab & Co., Inc.
28,187,725.092              30.07
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94101-4122

National Financial Services Corp. for
18,916,136.689              20.18
Exclusive Benefit of Customers
200 Liberty Street
New York, NY  10281

National Investor Services Corp. for the
5,045,269.861               5.38
Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------
------------------------
Arktos Fund
--------------------------------------------------------------------------------
------------------------
Charles Schwab & Co., Inc.                                          416,612.194
               22.65
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp. for                               279,250.278
               15.18
Exclusive Benefit of Customers
200 Liberty Street
New York, NY 10281

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
National Investor Services Corp. for the                            113,373.099
               6.16
Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------
------------------------
Large-Cap Europe Fund
--------------------------------------------------------------------------------
------------------------
Donaldson Lufkin Jenrette                                           22,646.007
               9.80
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998

Mint-Hite Fund Ltd.                                                 21,012.321
               9.10
P.O. Box HM 1549
Hamilton, Bermuda HM FX, 00000

Schwab, Inc.                                                        16,167.696
               7.00
Special Custody Account - Reinv
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122

Cora C. Tracy Revocable Living Trust                                14,431.921
               6.25
DTD 8/27/99 7300 NE Vancouver Mall Dr.
Apt. 47E
Vancouver, WA 98662

John G. Sheppard or Susan R. Sheppard                               12,613.725
               5.46
5304 NE 48th Ave.
Vancouver, WA 98661
--------------------------------------------------------------------------------
------------------------
Large-Cap Japan Fund
--------------------------------------------------------------------------------
------------------------
Trust Company of America Cust/FBO                                   147,314.362
               33.25
PSI
P.O. Box 6503
Englewood, CO 80155

Mint-Hite Fund Ltd.                                                 28,635.205
               6.46
P.O. Box HM 1549
Hamilton, Bermuda HM FX, 00000

National Investor Services Corp.                                    24.637.470
               5.56
For the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------
------------------------
Small Cap - Mekros Fund
--------------------------------------------------------------------------------
------------------------
National Financial Services Corp.                                   666,845.613
               14.51
For Exclusive Benefit of Our Customers
200 Liberty Street
New York, NY 10281

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
Schwab, Inc.                                                        232,236.574
               5.05
Special Custody Account - Reinv
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
------------------------
Banking Fund Investor Class
--------------------------------------------------------------------------------
------------------------
National Financial Services Corp.
1,949,688.303               28.98
For Exclusive Benefit of Our Customers
200 Liberty Street
New York, NY 10281

FTC & Co.                                                           372,894.928
               5.54
Attn: Datalynx # 300
P.O. Box 173736
Denver, CO 80217
--------------------------------------------------------------------------------
------------------------
Basic Materials Fund Investor Class
--------------------------------------------------------------------------------
------------------------
Charles Schwab & Co., Inc.
1,166,818.622               31.94
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                                   771,299.494
               21.11
For Exclusive Benefit of Our Customers
200 Liberty Street
New York, NY 10281

FTC & Co.                                                           552,445.592
               15.12
Attn: Datalynx # A79
P.O. Box 173736
Denver, CO 80217

FTC & Co.                                                           336,610.326
               9.21
Attn: Datalynx # 179
P.O. Box 173736
Denver, CO 80217
--------------------------------------------------------------------------------
------------------------
Biotechnology Fund Investor Class
--------------------------------------------------------------------------------
------------------------
Charles Schwab & Co., Inc.
4,241,670.276               30.07
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.
3,346,285.872               23.73
For Exclusive Benefit of Our Customers
200 Liberty Street
New York, NY 10281

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
National Investor Services Corp.                                    747,543.488
               5.30
For Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------
------------------------
Consumer Products Fund - Investor Class
--------------------------------------------------------------------------------
------------------------
Trust Company of America Cust/FBO                                   315,432.244
               47.83
PSI
P.O. Box 6503
Englewood, CO 80155

Charles Schwab & Co., Inc.                                          33,937.333
               5.15
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA  94104-4122
--------------------------------------------------------------------------------
------------------------
Electronics Fund - Investor Class
--------------------------------------------------------------------------------
------------------------
National Financial Services Corp. for                               858,952.767
               21.90
Exclusive Benefit of Customers
200 Liberty Street
New York, NY 10821

Charles Schwab & Co., Inc.                                          649,732.818
               16.57
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94101-4122

National Investor Services Corp. for the                            226,436.370
               5.77
Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------
------------------------
Energy Fund - Investor Class
--------------------------------------------------------------------------------
------------------------
Charles Schwab & Co., Inc.                                          600,393.008
               24.23
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94101-4122

National Financial Services Corp. for                               484,576.273
               19.56
Exclusive Benefit of Customers
200 Liberty Street
New York, NY 10821

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
Peconic Offshore Fund Corporation                                   433,315.843
               17.49
C/O Fortis Fund Services Ltd.
Montague Sterling Centre
East Bay Street
P.O. Box 55-6238
Nassau The Bahamas, 00000

FTC & Co.                                                           260,149.423
               10.50
Attn: Datalynx # A79
P.O. Box 173736
Denver, CO 80217

National Investor Services Corp. for                                157,654.076
               6.36
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------
------------------------
Energy Services Fund - Investor Class
--------------------------------------------------------------------------------
------------------------
National Financial Services Corp. for                               559,750.420
               16.46
Exclusive Benefit of Customers
200 Liberty Street
New York, NY 10821

Charles Schwab & Co., Inc.                                          553,534.886
               16.28
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122

FTC & Co.                                                           492,963.965
               14.50
Attn: Datalynx #A79
P.O. Box 173736
Denver, CO 80217-3736

FTC & Co.                                                           188,959.566
               5.56
Attn: Datalynx #179
P.O. Box 173736
Denver, CO 80217-3736

National Investor Services Corp. for                                169,900.067
               5.00
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------
------------------------
Financial Services Fund - Investor Class
--------------------------------------------------------------------------------
------------------------
National Financial Services Corp. for                               463,380.820
               17.33
Exclusive Benefit of Customers
200 Liberty Street
New York, NY 10821

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
Charles Schwab & Co., Inc.                                          156,944.883
               5.87
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122

PFPC F/B/O LPL Supermarket Program                                  140,420.330
               5.25
LPL/KOP
211 South Gulph Road
King of Prussia, PA 19406

National Investor Services Corp. for                                150,306.132
               5.62
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------
------------------------
Health Care Fund - Investor Class
--------------------------------------------------------------------------------
------------------------
National Financial Services Corp. for                               739,624.466
               19.42
Exclusive Benefit of Customers
200 Liberty Street
New York, NY 10281

FTC & Co.                                                           398,332.894
               10.46
Attn: Datalynx #A79
P.O. Box 173736
Denver, CO 80217-3736

Firstar Trust Company                                               288,265,890
               7.57
Growth Mutual Fund Portfolio
C/O R Meeder & Associates
P.O. Box 7177
Dublin, OH 43017
--------------------------------------------------------------------------------
------------------------
Internet Fund - Investor Class
--------------------------------------------------------------------------------
------------------------
Nicholas Kardasis (RIRA)                                            8,965.903
               16.33
70 Standish Circle
Wellesley, MA 02481

National Financial Services Corp. for                               4,733.323
               8.62
Exclusive Benefit of Customers
200 Liberty Street
New York, NY 10281

William V. Careccia (IRA)                                           3,701.760
               6.74
2526 Augsta Drive
Naples, FL 34109-3346

Randall R. Fisher (IRA)                                             3,090.235
               5.63
750 Camino Del Cordorniz
Tucson, AZ 85748

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
National Financial Services Corp. for                               3,064.881
               5.58
Exclusive Benefit of Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------
------------------------
Leisure Fund - Investor Class
--------------------------------------------------------------------------------
------------------------
FTC & Co.                                                           250,771.600
               13.32
Attn: Datalynx #300
P.O. Box 173736
Denver, CO 80217-3736

Trust Company of America Cust/FBO                                   223,294.029
               11.86
PSI
P.O. Box 6503
Englewood, CO 80155
--------------------------------------------------------------------------------
------------------------
Precious Metals Fund - Investor Class
--------------------------------------------------------------------------------
------------------------
Trust Company of America FBO/PSI                                    415,947.918
               24.27
P.O. Box 6503
Englewood, CO 80112

National Financial Services Corp. for                               98,717.109
               5.76
Exclusive Benefit of Customers
200 Liberty Street
New York, NY 10281
--------------------------------------------------------------------------------
------------------------
Retailing Fund - Investor Class
--------------------------------------------------------------------------------
------------------------
FTC & Co.                                                           427,219.609
               19.72
Attn: Datalynx #A79
P.O. Box 173736
Denver, CO 80217-3736

National Financial Services Corp. for                               300,431.036
               13.86
Exclusive Benefit of Customers
200 Liberty Street
New York, NY 10281

Trust Company of America Cust/FBO                                   225,859.595
               10.42
PSI
P.O. Box 6503
Englewood, CO 80155

PFPC F/B/O LPL Supermarket Program                                  218,786.772
               10.10
LPL/KOP
211 South Gulph Road
King of Prussia, PA 19406

FTC & Co.                                                           178,850.130
               8.25
Attn: Datalynx #179
P.O. Box 173736
Denver, CO 80217-3736
--------------------------------------------------------------------------------
------------------------
Technology Fund - Investor Class
--------------------------------------------------------------------------------
------------------------

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
National Financial Services Corp. for                               409,190.884
               19.77
Exclusive Benefit of Customers
200 Liberty Street
New York, NY 10281

FTC & Co.                                                           257,355.878
               12.05
Attn: Datalynx #A79
P.O. Box 173736
Denver, CO 80217

Charles Schwab & Co., Inc.                                          178,445.616
               8.36
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
------------------------
Telecommunications Fund - Investor Class
--------------------------------------------------------------------------------
------------------------
Key Group Investors LP                                              422,223.989
               25.08
P.O. Box 5485
Beverly Farms, MA 01915

MCKG Partners, LP                                                   123,101.249
               7.31
C/o Miller & Co CPAS
20 William Street STE G-5
Wellesley, MA 02181

Charles Schwab & Co., Inc.                                          121,686.112
               7.23
Special Custody Account - REINV
Attn: Mutual Funds Team E
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp. for                               119,566.28
               7.10
Exclusive Benefit of Customers
200 Liberty Street
New York, NY 10008-3752

PFPC F/B/O LPL Supermarket Program                                  115,053.149
               6.83
LPL/KOP
211 South Gulph Road
King of Prussia, PA 19406
--------------------------------------------------------------------------------
------------------------
Transportation Fund - Investor Class
--------------------------------------------------------------------------------
------------------------
PFPC F/B/O LPL Supermarket Program                                  495,563.678
               40.11
LPL/KOP
211 South Gulph Road
King of Prussia, PA 19406

Mint-Hite Fund LTD                                                  145,068.769
               11.74
P.O. Box HM 1549
Hamilton Bermuda HM FX , 00000

Nicholas Kardasis (RIRA)                                            74,010.867
               5.99
70 Standish Circle
Wellesley, MA 02481
--------------------------------------------------------------------------------
------------------------

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
Utilities Fund - Investor Class
--------------------------------------------------------------------------------
------------------------
National Financial Services Corp. for                               79,265.455
               16.31
the Exclusive Benefit of Our Customers
200 Liberty Street
New York, NY 10281

Nicholas Kardasis (RIRA)                                            41,989.941
               8.64
70 Standish Circle
Wellesley, MA 02481
--------------------------------------------------------------------------------
------------------------
Nova Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
National Investor Services Corp. for                                126,317.455
               7.69
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299

PaineWebber For the Benefit Of                                      125,278.287
               7.63
William W. Wood
2614 Domineco Lane
Katy, TX 77450-5373
--------------------------------------------------------------------------------
------------------------
Ursa Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
FTC & Co.                                                           281,197.223
               31.13
Attn: Datalynx #087
P.O. Box 173736
Denver, CO 80217

National Investor Services Corp. for                                169,074.036
               18.72
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299

RSBCO                                                               143,930.036
               15.93
P.O. Drawer 1410
New York, NY 10041-3299

M Ramez Salme MD & Association (MPP)                                105,334.751
               11.66
M Ramez Salem MD TTEE
836 W. Wellington
Chicago, IL 60657-5147

Centurion Trust Co.                                                 56,333.515
               6.24
Omnibus/Centurion Capital Management
2425 E. Camelback Road
Suite 530
Phoenix, AZ 85016

National Financial Services Corp. for                               52,633.686
               5.83
Exclusive Benefit of Customers
200 Liberty Street
New York, NY 10008-3752
--------------------------------------------------------------------------------
------------------------

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
OTC Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
National Investor Services Corp. for                                489,181.168
               13.54
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299

Mercantile-Safe Deposit & Trust Co.                                 480,250.028
               13.29
Daily Value Account
Attn: Mutual Funds
766 Old Hammonds Ferry Road
Linthicum, MD  21090

PFPC F/B/O LPL Supermarket Program                                  278,924.703
               7.72
LPL/KOP
211 South Gulph Road
King of Prussia, PA 19406

National Financial Services Corp. for                               202,185.551
               5.60
the Exclusive Benefit of Our Customers
200Liberty Street
New York, NY 10281
--------------------------------------------------------------------------------
------------------------
U.S. Government Money Market Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
Millennium Trust Co LLC F/B/O
44,544,595.140              10.92
Custodian Funds 92-5
15255 S. 94th Ave.
3rd Floor
Orland Park, IL  60462

Centurion Trust Co. /B/O
42,464,648.390              10.41
Omnibus/Centurion Capital Management
2424 E Camelback Road
Suite 530
Phoenix, AZ  85016

Millennium Trust Co LLC F/B/O
34,411,287.200              8.43
Custodian Funds 930
15255 S. 94th Ave.
3rd Floor
Orland Park, IL  60462

Millennium Trust Co LLC F/B/O
28,666,406.320              7.03
CLH Suspense
15255 S. 94th Ave.
3rd Floor
Orland Park, IL  60462

Trust Company of America
28,366,141.300              6.95
CUST/FBO: PSI
P.O. Box 6503
Englewood, CO  80155

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
Trust Company of America
27,666,797.730              6.78
FBO: FPI
P.O. Box 6503
Englewood, CO  80112
--------------------------------------------------------------------------------
------------------------
Banking Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
Trust Company of America
2,280,516.916               82.31
FBO: FPI
P.O. Box 6503
Englewood, CO  80112
--------------------------------------------------------------------------------
------------------------
Basic Materials Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
National Investor Services Corp. for                                32,057.493
               19.41
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299

Valley Fresh Distributing Inc Corp                                  10,389.755
               6.29
Attn Edward R. Hamilton
78 Bell Ave
Alamosa, CA 81101
--------------------------------------------------------------------------------
------------------------
Biotechnology Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
Trust Company of America                                            424,078.137
               22.16
FBO: FPI
P.O. Box 6503
Englewood, CO  80112

National Investor Services Corp. for                                283,274.286
               14.80
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299

National Financial Services Corp.                                   180,649.227
               9.44
200 Liberty Street
One World Financial Center
New York, NY 10281

PFPC F/B/O LPL Supermarket Program                                  167,212.863
               8.74
LPL/KOP
211 South Gulph Road
King of Prussia, PA 19406
--------------------------------------------------------------------------------
------------------------
Consumer Products Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
Centurion Trust Co. /B/O
2,163,307.353               83.92
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Phoenix, AZ  85016

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
Millennium Trust Co LLC F/B/O                                       326,031.677
               12.65
Funds 965
15255 S. 94th Ave.
3rd Floor
Orland Park, IL  60462
--------------------------------------------------------------------------------
------------------------
Electronics Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
Millennium Trust Co LLC F/B/O                                       131,402.614
               30.34
Funds 965
15255 S. 94th Ave.
3rd Floor
Orland Park, IL  60462

FTC & Co.                                                           89,066.419
               20.57
Attn: Datalynx #132
P.O. Box 173736
Denver, CO 80217

PFPC F/B/O LPL Supermarket Program                                  40,847.573
               9.43
LPL/KOP
211 South Gulph Road
King of Prussia, PA 19406

National Financial Services Corp. for                               29,166.469
               6.73
the Exclusive Benefit of Our Customers
200 Liberty Street
New York, NY 10041-3299

National Investor Services Corp. for                                28,483.240
               6.58
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299

Trust Company of America                                            25,198.569
               5.82
FBO: FPI
P.O. Box 6503
Englewood, CO  80112
--------------------------------------------------------------------------------
------------------------
Energy Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
Centurion Trust Co. /B/O                                            402,717.195
               87.83
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Phoenix, AZ  85016

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
Energy Services Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
Centurion Trust Co. /B/O                                            119,545.386
               23.02
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Phoenix, AZ  85016
--------------------------------------------------------------------------------
------------------------
National Investor Services Corp. for                                95,607.436
               18.41
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299

PFPC F/B/O LPL Supermarket Program                                  85,982.354
               16.56
LPL/KOP
211 South Gulph Road
King of Prussia, PA 19406
--------------------------------------------------------------------------------
------------------------
Financial Services Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
Centurion Trust Co. /B/O
2,098,731.474               61.41
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Phoenix, AZ  85016

FTC & Co.                                                           541,624.411
               15.85
Attn: Datalynx #022
P.O. Box 173736
Denver, CO 80217

FTC & Co.                                                           229,919.837
               6.73
Attn: Datalynx #179
P.O. Box 173736
Denver, CO 80217
--------------------------------------------------------------------------------
------------------------
Health Care Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
Centurion Trust Co. /B/O
1,237,305.164               32.32
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Phoenix, AZ  85016

Trust Company of America
1,081,727.505               28.26
FBO: FPI
P.O. Box 6503
Englewood, CO  80112

FTC & Co.                                                           488,199.523
               12.75
Attn: Datalynx #022
P.O. Box 173736
Denver, CO 80217
--------------------------------------------------------------------------------
------------------------

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
Internet Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
Millennium Trust Co LLC F/B/O                                       24,999.947
               72.05
Funds 965
15255 S. 94th Ave.
3rd Floor
Orland Park, IL  60462

Trust Company of America                                            4,939.432
               14.24
FBO: 60
P.O. Box 6503
Englewood, CO  80155
--------------------------------------------------------------------------------
------------------------
Leisure Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
Centurion Trust Co. /B/O
1,467,077.007               99.70
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Phoenix, AZ  85016
--------------------------------------------------------------------------------
------------------------
Retailing Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
Centurion Trust Co. /B/O
1,065,469.405               83.17
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Phoenix, AZ  85016
--------------------------------------------------------------------------------
------------------------
Technology Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
Centurion Trust Co. /B/O
1,332,178.003               76.75
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Phoenix, AZ  85016

Millennium Trust Co LLC F/B/O                                       171,925.111
               9.91
Funds 965
15255 S. 94th Ave.
3rd Floor
Orland Park, IL  60462
--------------------------------------------------------------------------------
------------------------
Telecommunications Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
National Investor Services Corp. for                                27,687.410
               26.49
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299

PFPC F/B/O LPL Supermarket Program                                  13,611.608
               13.02
LPL/KOP
211 South Gulph Road
King of Prussia, PA 19406

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
National Financial Services Corp. for                               5,495.908
               5.26
the Exclusive Benefit of Our Customers
200 Liberty Street
New York, NY 10281
--------------------------------------------------------------------------------
------------------------
Transportation Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
Millennium Trust Co LLC F/B/O                                       189,926.251
               75.51
Funds 965
15255 S. 94th Ave.
3rd Floor
Orland Park, IL  60462

Trust Company of America                                            36,630.887
               14.56
FBO: 60
P.O. Box 6503
Englewood, CO  80112

National Investor Services Corp. for                                12,947.495
               5.15
the Exclusive Benefit of Our Customers
55 Water Street
32nd Floor
New York, NY 10041-3299
--------------------------------------------------------------------------------
------------------------
Utilities Fund - Advisor Class
--------------------------------------------------------------------------------
------------------------
Centurion Trust Co. /B/O                                            931,953.603
               78.82
Omnibus/ Centurion Capital Management
2425 E. Camelback Road
Suite 530
Phoenix, AZ  85016
--------------------------------------------------------------------------------
------------------------
Arktos Fund - C Class
--------------------------------------------------------------------------------
------------------------
NFSC Febo #308-056073                                               534.310
               51.21
Fmt Co Sepp (IRA)
FBL Lancelot O Alexander MD
4958 Via Andrea
Newbury Park, CA 91320

First Clearing Corporation                                          270.051
               25.88
A/C 4661-7327
4191 Autumn Creek Drive
Springfield, OH 45504-5108

Michele Holevar, M.D.                                               95.481
               9.15
2015 West Race Street #110
Chicago, IL 60612

LPL Financial Services                                              82.183
               7.88
A/C 6956-2600
9785 Towne Centre Drive
San Diego, CA 92121-1968

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
PADCO Advisors Inc.                                                 61.350
               5.88
C Shares Account
9601 Blackwell Road, Suite 500
Rockville, MD 20850
--------------------------------------------------------------------------------
------------------------
Electronic Fund - C Class
--------------------------------------------------------------------------------
------------------------
John H. Barber and Mary E. Barber _JTIC                             356.779
               38.65
9967 Bunting Drive
Baton Rouge, LA 70809-4647

Emil Damiani                                                        167.691
               18.17
Or Lucille Williams
60-85 54th Street
Maspeth , NY 11378

Jenny J. Melookaran Cust                                            132.415
               14.34
FBO Ann M. Melookaran
12910 BlueJacket
Overland Park, KS 66213

PADCO Advisors Inc.                                                 120.919
               13.10
C Shares Account
9601 Blackwell Road, Suite 500
Rockville, MD 20850

Joann Spencer (ROTH)                                                52.488
               5.69
24417 Evergreen
Southfield, MI 48075
--------------------------------------------------------------------------------
------------------------
Large-Cap Europe Fund - C Class
--------------------------------------------------------------------------------
------------------------
LPL Financial                                                       105.760
               100.00
A/C 6861-0670
9785 Towne Centre Drive
San Diego, CA 92121-1968
--------------------------------------------------------------------------------
------------------------
Mekros Fund - C Class
--------------------------------------------------------------------------------
------------------------
U/T/A Bank Of New York                                              44,183.331
               12.43
ATTN: Insurance Trust & Escrow Dept.
C/o Bank of New York
101 Barclat Street
New York, NY 10286

Gerald Gershaw (RIRA)                                               31,159.688
               8.77
1375 Jersey Avenue
North Brunswick, NJ 08902

Eileen O. Miller Lifetime Trust                                     21,836.17
               6.14
DTD 6/23/97
One Eves Lane
Haddonfield, NJ 08033

Summit Equities, Inc.                                               21,793.116
               6.13
Collateral Account FBO The Karen
4 Campus Drive
Parsippany, NJ 07054

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
Karen & Kenneth Segal Descendants                                   19,823.679
               5.58
Trust DTD 3/5/89
P.O. Box 984
Far Hills, NJ 07931

Lewis S. Arno (RIRA)                                                19,396.722
               5.46
182 Tamarack Circle
Skillman, NJ 08558

Summit Equities, Inc.                                               18,947.965
               5.33
Collateral Account
4 Campus Drive
Parsippany, NJ 07054
--------------------------------------------------------------------------------
------------------------
Juno Fund - C Class
--------------------------------------------------------------------------------
------------------------
PADCO Advisors Inc.                                                 283.768
               55.47
C Shares Account
9601 Blackwell Road, Suite 500
Rockville, MD 20850

Michele Holevar M.D.                                                227.790
               44.53
2015 West Race Street #110
Chicago, IL 60612
--------------------------------------------------------------------------------
------------------------
OTC Fund - C Class
--------------------------------------------------------------------------------
------------------------
NFSC Febo  #HDM-637980                                              8,871.230
               25.41
NFS/FMTC IRA
Fbo Charles H. Phillippo
340 Kaufmann
Loda, IL 60948

LPL Financial                                                       3,056.769
               8.76
A/C 1109-5926
9785 Towne Centre Drive
San Diego, CA 92121-1968

LPL Financial                                                       2,695,418
               7.72
A/C 3943-0622
9785 Towne Centre Drive
San Diego, CA 92121-1968

Donaldson Lukin Jenrette                                            1,881.331
               5.39
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998
--------------------------------------------------------------------------------
------------------------
Ursa Fund - C Class
--------------------------------------------------------------------------------
------------------------
June L. Hurley (IRA)                                                13,213.408
               21.48
1024 E. Desert Cove Ave
Phoenix, AZ 85020

Donaldson Lukin Jenrette                                            9,081.197
               15.01
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-9998

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
Frederick R. Hurley Life Ins. Trust                                 8,702,207
               14.38
Joann & June L. Hurley
1024 E. Desert Cove Ave
Phoenix, AZ 85020

Inge L. Piggott (RIRA)                                              5,126.641
               8.47
65512 E. Rose Ridge Drive
Tucson, AZ 85739-1652

Robert E. Behnken (IRA)                                             5,095.204
               8.42
475 Arlington Road
Brookville, OH 45309

Vian Air, Inc. Defined Benefit Pen                                  3,111.069
               5.14
Plan Eugenen and Benita Vian Ttees
5135 Alameda Road
Glendale, AZ 85310
--------------------------------------------------------------------------------
------------------------
U.S. Government Bond Fund - C Class
--------------------------------------------------------------------------------
------------------------
Nfsc Febo # PA1-253103                                              4,237.295
               94.59
James M Coddington
31 Shadowbrook Drive
Candler, NC 28715
--------------------------------------------------------------------------------
------------------------
Banking Fund - C Class
--------------------------------------------------------------------------------
------------------------
First Clearing Corporation                                          2,880,184
               23.10
A/C 5952-4077
1915 Burr Oak Drive
MT Prospect, IL 60056-1813

First Clearing Corporation                                          2,304.147
               18.48
A/C 5956-1177
1915 Burr Oak Drive
MT Prospect, IL 60056-1813

First Clearing Corporation                                          2,304.147
               18.48
A/C 5956-1090
1915 Burr Oak Drive
MT Prospect, IL 60056-1813

First Clearing Corporation                                          1,111.620
               8.91
A/C 3779-8607
25 W. 331 Mayflower
Naperville, IL 60540-3514

First Clearing Corporation                                          1,102.240
               8.84
A/C 8759-8444
860 Charles Street
Crete, IL 60417-1507

Edward Casanova                                                     1,055.552
               8.47
Exxon Chemical
P.O. Box 4900
Baytown, TX 77522

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
Camille T. Palazzo (RIRA)                                           1,002.210
               8.04
26711 Brandon Street
Mission Viejo, CA 92692
--------------------------------------------------------------------------------
------------------------
Basic Materials Fund - C Class
--------------------------------------------------------------------------------
------------------------
Morgan Keegan Fbo                                                   2,476.834
               18.69
Sam Bass IRA
2557Broussard
Baton Rouge, LA 70808

Morgan Keegan & Company                                             1,303.355
               9.84
FBO 733157071
50 North Front Street
Memphis, TN 38103

Morgan Keegan & Company                                             1.241.692
               9.37
FBO 716499901
50 North Front Street

Morgan Keegan Fbo                                                   1,090.979
               8.23
Mary J. Debosier, IRA-R/O
6822 South Woodgate Court
Baton Rouge, LA 70808

Morgan Keegan Fbo                                                   1,062.897
               8.02
Sandra G. Hill IRA Rollover
5592 Abilene Trail
Austin, TX 78749-2109

Carol B. Dachelet                                                   997.984
               7.53
1842 Muchache Drive
Henderson, NV 89014

Mary Jo Wittnauer                                                   972.143
               7.34
Living Trust, DD 6/16/97
5474 17th Street
Cuyahoga Falls, OH 44223-5054

William M. Jihnson                                                  916.230
               6.91
106 Copper Junction
Lafayette, LA 70508-7026

John H Barber                                                       906.230
               6.91
Mary E. Barber_JTIC
9967 Bunting Drive
Baton Rouge, LA 70809-4647
--------------------------------------------------------------------------------
------------------------
Biotechnology Fund - C Class
--------------------------------------------------------------------------------
------------------------
Morgan Keegan Fbo                                                   704.058
               10.03
Sam Bass IRA
2557Broussard
Baton Rouge, LA 70808

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
First Clearing Corporation                                          520.640
               7.42
A/C 1757-8868
160 Morning Lake Drive
Lexington, SC 29072-7519

LPL Financial                                                       418.251
               5.96
A/C 3987-7281
9785 Towne Centre Drive
San Diego, CA 92121-1968

NFSC Febo #0C8-054380                                               400.641
               5.71
John S Bruno TTEE
John S Bruno Psp Mpp/Ps Pl Dtd
2685 Swamp Cottage Court
Fort Myers, FL 33901

Morgan Keegan & Company                                             373.972
               5.33
FBO 733157071
50 North Front Street

First Clearing Corporation                                          371.885
               5.30
A/C 6562-4283
3748 Atlanta Road SE
Smynra, GA 30080

First Clearing Corporation                                          371.885
               5.30
A/C 3153-0389
690 Riverknoll Drive
Marietta, GA 30067-4749

Morgan Keegan Fbo                                                   371.885
               5.30
Sandra G.Hill IRA Rollover
5592 Abilene Trail
Austin, TX 78749-2109

Edward Casanova                                                     362.580
               5.16
Exxon Chemical
P.O. Box 4900
Baytown, TX 77522

Morgan Keegan & Company                                             353.851
               5.04
FBO 733157071
50 North Front Street
--------------------------------------------------------------------------------
------------------------
Energy Fund - C Class
--------------------------------------------------------------------------------
------------------------
NFSC Febo #NHD-078280                                               2,677.445
               20.77
NFS/Fmtc IRA
Fbo Ronald J. Clark
32737 Carriage Lane
Avon Lake, OH 44012

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
NFSO Febo #NHD-076368                                               2,129.251
               16.52
NFSC/Fmtc IRA
Fbo David W. Houchin Sr
722 White Swan Drive
Arnold, MD 21012

NFSO Febo #NHD-075752                                               1,790.623
               13.89
NFSC/Fmtc Rollover IRA
Fbo James E. Baldinger
RR5 Box 214A
Marietta, OH 45750

NFSO Febo #NHD-075183                                               1,677.852
               13.02
NFSC/Fmtc Rollover IRA
Fbo John D. Knudsn
1567 St Margarets Road
Annapolis, MD 21401

NFSO Febo #NHD-079928                                               1,656.143
               12.85
Ruben Dario Rodrique
NFS/ Fmtc IRA
Jennifer Foxworth DOD 10/15/00
6390 Dakine Circle
Springfield, VA 22150

NFSO Febo #NHD-077372                                               1,105.156
               8.57
NFSC/Fmtc Rollover IRA
Fbo Stephan A. Pierce
3909 SE Quanset Terrace
Stuart, FL 34997

NFSO Febo #NHD-079219                                               708.166
               5.49
NFSC/Fmtc Roth IRA
Fbo John Falk
9202 Curtis Court
Upper Marlboro, MD 20772
--------------------------------------------------------------------------------
------------------------
Energy Services Fund - C Class
--------------------------------------------------------------------------------
------------------------
Virgil Harper and Yvonne M. Harper                                  2,042.901
               52.18
Route 1 Box 332
Terrebonne, OR 97760-9702

Morgan Keegan & Company, Inc.                                       808.984
               20.66
FBO 767834481
50 North Front Street

Edward Casanova                                                     508.130
               12.98
Exxon Chemical
P.O. Box 4900
Baytown, TX 77522

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
PADCO Advisors, Inc.                                                219.780
               5.61
C Shares Account
9601 Blackwell Rd
Suite 500
Rockville, MD 20850

LPL Financial Services                                              197.926
               5.06
A/C 3983-8292
9785 Towne Centre Drive
San Diego, CA 92121-1968
--------------------------------------------------------------------------------
------------------------
Financial Services Fund - C Class
--------------------------------------------------------------------------------
------------------------
Marvin R. Davis (IRA)                                               5,037.888
               21.77
1143 Kendra Circle
Beavercreek, OH 45430

Robert E. Behnken (IRA)                                             4,805.091
               20.77
475 Arlington Road
Brookville, OH 45309

Todd E. Shaner (IRA)                                                1,888.058
               8.16
10052 Forestledge Lane
Miamisburg, OH 45342

Scott E. Behnken (IRA)                                              1,527.457
               6.60
475 Arlington Road
Brookville, OH 45309

Allen N. Vickrey (IRA)                                              1,201.806
               5.19
6731 McEwan Street
Colorado Springs, CO 80922
--------------------------------------------------------------------------------
------------------------
Health Care Fund - C Class
--------------------------------------------------------------------------------
------------------------
Robert E. Behnken (IRA)                                             6,138.060
               22.23
475 Arlington Road
Brookville, OH 45309

First Clearing Corporation                                          2,133.106
               7.73
A/C 5952-4077
1915 Burr Oak Dr.
Mt. Prospect, IL 60056-1813

Todd E. Shaner (IRA)                                                1,784.547
               6.46
10052 Forestledge Lane
Miamisburg, OH 45342

First Clearing Corporation                                          1,706.485
               6.18
A/C 5956-1090
1915 Burr Oak Dr.
Mt. Prospect, IL 60056-1813

First Clearing Corporation                                          1,706.485
               6.18
A/C 5956-1177
1915 Burr Oak Dr.
Mt. Prospect, IL 60056-1813
--------------------------------------------------------------------------------
------------------------
Internet Fund - C Class
--------------------------------------------------------------------------------
------------------------

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
Jeffrey A. Evans (RIRA)                                             169.393
               6.77
779 Richland Rd
Xenia, OH 45385

Robert E. Behnken (IRA)                                             1,101.215
               44
475 Arlington Road
Brookville, OH 45309

Todd E. Shaner (IRA)                                                427.217
               17.07
10052 Forestledge Lane
Miamisburg, OH 45342

Scott E. Behnken (IRA)                                              351.471
               14.04
475 Arlington Road
Brookville, OH 45309

Virgil Harper and Yvonne M. Harper                                  198.728
               7.94
Route 1 Box 332
Terrebonne, OR 97760-9702
--------------------------------------------------------------------------------
------------------------
Leisure Fund - C Class
--------------------------------------------------------------------------------
------------------------
Morgan Keegan FBO                                                   1,768.352
               11.49
Sam Bass IRA
2557 Boussard St.
Baton Rouge, LA 70808

First Clearing Corporation                                          1,415.571
               9.2
A/C 1757-8868
160 Morning Lake Drive
Lexington, SC 29072-7519

First Clearing Corporation                                          1,011.122
               6.57
A/C 6562-4283
3748 Atlanta Rd, SE
Smyrna, GA 30080

First Clearing Corporation                                          1,011.122
               6.57
A/C 3153-0389
690 Riverknoll Dr
Marietta, GA 30067-4749

Morgan Keegan & Company, Inc. FBO                                   1,011.122
               6.57
Sandra G. Hill - IRA Rollover
5502 Abilene Trl
Austin, TX 78749-2109

Morgan Keegan & Company, Inc. FBO                                   985.821
               6.41
Mark J. Bebosier, IRA-R/O
6822 South Woodgate CT
Baton Rouge, LA 70808

Morgan Keegan & Company, Inc. FBO                                   981.511
               6.38
FBO 733157071
50 North Front Street

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
Morgan Keegan & Company, Inc. FBO                                   976.830
               6.35
FBO 716499901
50 North Front Street

Edward Casanova                                                     842.779
               5.48
Exxon Chemical
P.O. Box 4900
Baytown, TX 77522

Camille T. Palazzo (RIRA)                                           822.975
               5.35
26711 Brandon
Mission Viejo, CA 92692
--------------------------------------------------------------------------------
------------------------
Precious Metals Fund - C Class
--------------------------------------------------------------------------------
------------------------
First Clearing Corporation                                          1,382.716
               40.59
A/C 1757-8868
160 Morning Lake Drive
Lexington, SC 29072-7519

First Clearing Corporation                                          493.827
               14.5
A/C 6562-4283
3748 Atlanta Rd, SE
Smyrna, GA 30080

First Clearing Corporation                                          493.827
               14.5
A/C 3153-0389
690 Riverknoll Dr
Marietta, GA 30067-4749

Camille T. Palazzo (RIRA)                                           420.471
               12.34
26711 Brandon
Mission Viejo, CA 92692

Paul Richardson (IRA)                                               199.171
               5.85
2930 Austin Bluffs Pkwy #205
Colorado Springs, CO 80918

First Clearing Corporation                                          185.679
               5.45
A/C 4036-8588
9785 Terrace Lake Pointe
Roswell, GA 30076-3785
--------------------------------------------------------------------------------
------------------------
Retailing Fund - C Class
--------------------------------------------------------------------------------
------------------------
Allen Vickrey (IRA)                                                 1,112.130
               15.72
6731 McEwan Street
Colorado Springs, CO 80922

William Wittenauer, Living Trust                                    936.330
               13.24
DTD 6/16/1997 William Wittenauer T
Cuyahoga Falls, OH 44223-2054

Kenneth M. Bentley (403B)                                           880.621
               12.45
7606 Glenvale Drive
Omaha, NE 68134

NAME AND ADDRESS                                                    # OF SHARES
               PERCENT
--------------------------------------------------------------------------------
------------------------
Johnny L. Halsey (RIRA)                                             763.732
               10.80
1305 Hillwell Rd.
Chesapeake, VA 23322

Wendell J. Sheriff (RIRA)                                           703.342
               9.94
1106 South 33rd Street
Omaha, NE 68105

Lyle W. Rockhold (IRA)                                              657.795
               9.30
6811 Mason Street
Omaha, NE 68106-1143

Michael J. Scacca or Mary T. Scacca                                 380.144
               5.37
314 Fall Creek Road
Papillion, NE 68133
--------------------------------------------------------------------------------
------------------------
Technology Fund - C Class
--------------------------------------------------------------------------------
------------------------
Jenny J. Melookaran Cust                                            323.193
               82.92
FBO Ann M. Melookaran
12910 Bluejacket
Overland Park, KS 66202

Joseph Melookaran (SEP-IRA)                                         30.426
               7.81
6405 Metcalf, Suite 514
Overland Park, KS 66202
--------------------------------------------------------------------------------
------------------------
Telecommunications Fund - C Class
--------------------------------------------------------------------------------
------------------------
PADCO Advisors, Inc.                                                372.024
               83.43
C Shares Account
9601 Blackwell Rd
Suite 500
Rockville, MD 20850

Joann Spencer (Roth)                                                24.475
               5.49
24417 Evergreen
Southfield, MI 48075
--------------------------------------------------------------------------------
------------------------
Transportation Fund - C Class
--------------------------------------------------------------------------------
------------------------
Tracy L. Heinze (403-B)                                             510.916
               29.77
P.O. Box 32
Wimbledon, ND 58492-0032
--------------------------------------------------------------------------------
------------------------
Utilities Fund - C Class
--------------------------------------------------------------------------------
------------------------
Carol B. Dachelet (IRA)                                             659.225
               70.23
1842 Muchache Drive
Henderson, NV 89014

Tracy L. Heinze (403-B)                                             279.440
               29.77
P.O. Box 32
Wimbledon, ND 58492-0032

DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees.

The International Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets' perceptions and trading activity related to the Funds' assets since the calculation of the closing level of the Funds' respective benchmarks. The Topix 100 Index is determined in the early morning (2:00 or 3:00 a.m., depending on daylight savings time) U.S. Eastern Time ("ET"), prior to the opening of the NYSE. The Stoxx 50-SM- Index is determined in the mid-morning (approximately 10:30 a.m.) U.S. ET, prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

On days when shares of the Bond Fund, Juno Fund or Juno Master Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Bond Fund, Juno Fund and the Juno Master Fund which are traded on the CBOT are valued at the earlier of (i) the time of the execution of the last trade of the day for the Bond Fund, Juno Fund and Juno Master Fund in those CBOT-traded portfolio securities or (ii) the last price reported by an independent pricing service before the calculation of a Fund's NAV. On days when the CBOT is closed during its usual business hours and there is no need for the Bond Fund, Juno Fund and the Juno Master Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Bond Fund, Juno Fund and the Juno Master Fund will be the last price reported by an independent pricing service before the calculation of a Fund's NAV.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

The Money Market Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Money Market Fund limit its investments to U.S. dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The Money Market Fund may only purchase "Eligible Securities." Eligible Securities are securities which: (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Trustees to be of comparable quality to any rated securities.

As permitted by the Rule, the Trustees have delegated to the Advisor, subject to the Trustees' oversight pursuant to guidelines and procedures adopted by the Trustees, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Trustees determine that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PERFORMANCE INFORMATION

From time to time, each of the Funds (other than the Money Market Fund) may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations."

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Performance information for the Nova Fund, Nova Master Fund, Ursa Fund, Ursa Master Fund, Medius Fund may be compared to various unmanaged indices, including, but not limited to, the S&P 500 Index(R) or the Dow Jones Industrial Average. Performance information for the OTC Fund may be compared to various unmanaged indices, including, but not limited to, its current benchmark, the NASDAQ 100 Index", and the NASDAQ Composite Index". The OTC Fund has the ability to invest in securities not included in the NASDAQ 100 Index" or the NASDAQ Composite Index", and the OTC Fund's investment portfolio may or may not be similar in composition to NASDAQ 100 Index" or the NASDAQ Composite Index". Performance information for the Bond Fund, Juno Fund, and Juno Master Fund may be compared to various unmanaged indices, including, but not limited to, the Shearson Lehman Government (LT) Index. Performance information for the Mekros Fund may be compared to various unmanaged indices, including, but not limited to, the Russell 2000 Index. Performance information for the Large-Cap Europe and Large-Cap Japan Funds may be compared to various unmanaged indices, including, but not limited to, the Dow Jones Stoxx 50 Index or the Morgan Stanley Europe, Asia and Far East Index and the Topix 100 or Nikkei 225, respectively.

Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc., among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the SEC ("SEC Rules"), Funds advertising performance must include total return quotes calculated according to the following formula:

                                        n
                                  P(1+T)  = ERV

         Where:      P =    a hypothetical initial payment of $1,000;

                     T =    average annual total return;

                     n =    number of years (1, 5 or 10); and

                     ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5, or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Trust. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

For the one-year period, five-year period and period from the respective commencement of operations of the Funds ended March 31, 2001, the average annual compounded rate of return of the respective Funds (other than the Money Market
Fund), assuming the reinvestment of all dividends and distributions, was as follows:

                                                              AVERAGE ANNUAL
TOTAL RETURN

------------------------------------------------------------------------------
         FUND              CLASS
                     AGGREGATE
   (INCEPTION DATE)                     ONE YEAR      THREE YEARS     FIVE YEARS
       SINCE        TOTAL RETURN

     INCEPTION         SINCE

                     INCEPTION
--------------------------------------------------------------------------------
-----------------------------------
      Nova Fund          INVESTOR       (35.96)%        (2.98)%         13.16%
       15.45%         203.28%
      (7/12/93)            CLASS

      Ursa Fund                          36.68%          2.25%         (7.18)%
      (7.93)%         (44.98)%
       (1/7/94)

       OTC Fund                         (65.19)%         7.48%          20.54%
       20.45%         276.71%
      (2/14/94)

     Arktos Fund                        104.93%           n/a            n/a
      (24.83)%        (52.06)%
       (9/3/98)

     Mekros Fund                          n/a             n/a            n/a
        n/a             n/a
      (11/01/00)

      Juno Fund                         (5.22)%         (0.23)%        (1.30)%
      (2.25)%         (12.90)%
       (3/3/95)

 U.S. Government Bond                    9.81%           3.87%          6.53%
       4.46%           37.19%
    Fund (1/3/94)

     Banking Fund                        13.13%           n/a            n/a
      (6.14)%         (17.30)%
       (4/1/98)

                                                              AVERAGE ANNUAL
TOTAL RETURN

------------------------------------------------------------------------------
         FUND              CLASS
                     AGGREGATE
   (INCEPTION DATE)                     ONE YEAR      THREE YEARS     FIVE YEARS
       SINCE        TOTAL RETURN

     INCEPTION         SINCE

                     INCEPTION
--------------------------------------------------------------------------------
-----------------------------------
 Basic Materials Fund                   (12.05)%          n/a            n/a
      (11.17)%        (29.90)%
       (4/1/98)

  Biotechnology Fund                    (25.00)%          n/a            n/a
       29.49%         117.11%
       (4/1/98)

Consumer Products Fund                  (5.03)%           n/a            n/a
      (10.19)%        (25.49)%
       (7/6/98)

   Electronics Fund                     (58.48)%          n/a            n/a
       18.52%          66.49%
       (4/1/98)

     Energy Fund                         5.15%            n/a            n/a
       4.64%           14.30%
      (4/21/98)

 Energy Services Fund                   (2.26)%           n/a            n/a
      (3.09)%         (9.00)%
       (4/1/00)

      Financial                          5.49%            n/a            n/a
       0.05%           0.14%
    Services Fund
       (4/2/98)

   Health Care Fund                      9.76%            n/a            n/a
       4.08%           12.56%
      (4/17/98)

    Internet Fund                         n/a             n/a            n/a
      (79.10)%        (79.10)%
       (4/6/00)

     Leisure Fund                       (23.24)%          n/a            n/a
      (4.91)%         (4.91)%
       (4/1/98)

 Precious Metals Fund                   (5.69)%        (15.22)%        (19.49)%
      (13.08)%        (64.24)%
      (12/1/93)

  Real Estate Fund*                       n/a             n/a            n/a
        n/a             n/a

    Retailing Fund                      (22.16)%          n/a            n/a
       1.25%           3.80%
       (4/1/98)

   Technology Fund                      (59.80)%          n/a            n/a
       8.40%           27.00%
      (4/14/98)

 Telecommunications
         Fund                           (60.72)%          n/a            n/a
      (7.12)%         (19.87)%
       (4/1/98)

                                                              AVERAGE ANNUAL
TOTAL RETURN

------------------------------------------------------------------------------
         FUND              CLASS
                     AGGREGATE
   (INCEPTION DATE)                     ONE YEAR      THREE YEARS     FIVE YEARS
       SINCE        TOTAL RETURN

     INCEPTION         SINCE

                     INCEPTION
--------------------------------------------------------------------------------
-----------------------------------
 Transportation Fund                     2.88%            n/a            n/a
      (13.74)%        (35.80)%
       (4/2/98)

    Utilities Fund                        n/a             n/a            n/a
       18.40%          18.40%
       (4/3/00)

     Banking Fund         ADVISOR        12.29%           n/a            n/a
      (6.67)%         (18.70)%
       (4/1/98)            CLASS

 Basic Materials Fund                   (12.61)%          n/a            n/a
      (13.25)%        (34.38)%
      (4/14/98)

  Biotechnology Fund                    (25.33)%          n/a            n/a
       28.67%         113.01%
       (4/1/98)

Consumer Products Fund                  (5.60)%           n/a            n/a
      (6.36)%         (15.84)%
      (8/17/98)

   Electronics Fund                     (58.68)%          n/a            n/a
       18.00%          64.22%
       (4/2/98)

     Energy Fund                         4.52%            n/a            n/a
       4.14%           12.51%
       (5/5/98)

 Energy Services Fund                   (2.60)%           n/a            n/a
      (3.03)%         (8.82)%
       (4/2/98)

  Financial Services
         Fund                            4.99%            n/a            n/a
      (1.84)%          5.40%
       (4/6/98)

   Health Care Fund                      9.29%            n/a            n/a
       3.82%           11.44%
      (5/11/98)

    Internet Fund                         n/a             n/a            n/a
      (79.10)%        (79.10)%
       (4/6/00)

     Leisure Fund                       (24.04)%          n/a            n/a
      (3.77)%         (10.30)%
       (6/3/98)

   Precious Metals*                       n/a             n/a            n/a
        n/a             n/a

     Real Estate*                         n/a             n/a            n/a
        n/a             n/a

    Retailing Fund                      (22.84)%          n/a            N/a
       0.84%           2.49%
      (4/21/98)

                                                              AVERAGE ANNUAL
TOTAL RETURN

------------------------------------------------------------------------------
         FUND              CLASS
                     AGGREGATE
   (INCEPTION DATE)                     ONE YEAR      THREE YEARS     FIVE YEARS
       SINCE        TOTAL RETURN

     INCEPTION         SINCE

                     INCEPTION
--------------------------------------------------------------------------------
-----------------------------------
   Technology Fund                      (59.97)%          n/a            n/a
       4.97%           5.22%
      (4/29/98)

 Telecommunications
         Fund                           (60.95)%          n/a            n/a
      (7.70)%         (21.37)%
       (4/1/98)

 Transportation Fund                     0.49%            n/a            n/a
      (13.35)%        (33.15)%
       (6/9/98)

    Utilities Fund                        n/a             n/a            n/a
       18.10%          18.10%
       (4/3/00)

      Nova Fund                         (36.30)%        (3.47)%         12.59%
       14.87%         191.70%
      (7/12/93)

      Ursa Fund                          35.70%          2.56%         (6.64)%
      (7.71)%         (44.00)%
       (1/7/94)

       OTC Fund                         (65.40)%         6.91%          19.92%
       19.85%         263.35%
      (2/14/94)

        Mekros            H CLASS      (20.04) %          n/a            n/a
     (20.04) %       (20.04) %
      (1/23/01)

       Medius*                            n/a             n/a            n/a
        n/a             n/a

   Large-Cap Europe                     (29.12)%          n/a            n/a
      (29.12)%        (29.12)%
      (5/08/01)

   Large-Cap Japan                      (47.84)%          n/a            n/a
      (47.84)%        (47.84)%
      (5/08/00)

         Nova             C CLASS       (1.25)%           n/a            n/a
      (1.25)%         (1.25)%
      (3/14/01)

         Ursa                            1.36%            n/a            n/a
       1.36%           1.36%
      (3/15/01)

         OTC                            (6.28)%           n/a            n/a
      (6.28)%         (6.28)%
      (3/26/01)

        Arktos                           22.65%           n/a            n/a
       22.65%          22.65%
      (3/07/01)

        Mekros                          (17.67)%          n/a            n/a
      (17.67)%        (17.67)%
      (11/01/00)

         Juno                           (0.23)%           n/a            n/a
      (0.23)%         (0.23)%
      (3/28/01)

                                                              AVERAGE ANNUAL
TOTAL RETURN

------------------------------------------------------------------------------
         FUND              CLASS
                     AGGREGATE
   (INCEPTION DATE)                     ONE YEAR      THREE YEARS     FIVE YEARS
       SINCE        TOTAL RETURN

     INCEPTION         SINCE

                     INCEPTION
--------------------------------------------------------------------------------
-----------------------------------
     Electronics                        (11.65)%          n/a            n/a
      (11.65)%        (11.65)%
      (3/26/01)

*The Nova Master, Medius, and Real Estate Funds and Precious Metals Advisor Class Shares had not commenced operations as of March 31, 2001.
** Advisor Class Shares of the U.S. Government Money Market, Ursa, Nova and OTC Funds were offered beginning April 1, 1998, August 5, 1998, October 15, 1998, and September 22, 1998, respectively. The prior performance shown represents performance of the Funds' Investor Class Shares. Performance has been adjusted to reflect the increased expense ratio of Advisor Class Shares.
*** The C Class Shares performance shown prior to the commencement of operations of the C Class Shares of each Fund represents performance of the Funds' Investor Class Shares. Performance has been adjusted to reflect the increased expense ratio of C Class Shares.
+The H Class Shares of the Mekros, and Large-Cap Europe and Large-Cap Japan Funds were offered beginning November 1, 2000 and May 8, 2000, respectively. The prior performance shown represents performance of the Funds' Investor Class Shares. Performance has been adjusted to reflect the increased expense ratio of H Class Shares.

INFORMATION ON COMPUTATION OF YIELD

THE U.S. GOVERNMENT BOND FUND
In addition to the total return quotations discussed above, the Bond Fund also may advertise its yield based on a thirty-day (or one month) period ended on the date of the most recent balance sheet included in the Trust's Registration Statement, computed by dividing the net investment income per share of the Fund earned during the period by the maximum offering price per Fund share on the last day of the period, according to the following formula:

                                                 6
                          YIELD = 2[(a-b\cd) + 1]  - 1


         Where:      a =    dividends and interest earned during the period;

                     b =    expenses accrued for the period (net of
                            reimbursements);

                     c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

                     d = the maximum offering price per share on the last day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (i) computing the yield to maturity of each obligation held by the Bond Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in the Bond Fund's portfolio (assuming a month of thirty days), and (iii) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

The Bond Fund from time to time may also advertise its yield based on a thirty-day period ending on a date other than the most recent balance sheet included in the Trust's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based.

Any quotation of performance stated in terms of yield (whether based on a thirty-day or one month period) will be given no greater prominence than the information prescribed under SEC Rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost of such shares.

The Bond Fund's yield, as of March 31, 2001, based on a thirty-day base period, was approximately 4.56%.

THE MONEY MARKET FUND
The Money Market Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365 divided by 7.

The Money Market Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

The Money Market Fund's annualized effective yield and annualized current yield, for the seven-day period ended March 31, 2001, were 4.63% for Investor Class Shares; 4.11% and 4.12%, respectively, for Advisor Class Shares; and 3.59% and 3.64%, respectively, for C Class Shares.

The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Money Market Fund's yield fluctuates.


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

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES
Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where NASDAQ, the CME or Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS
The NYSE, the Federal Reserve Bank of New York, the NASDAQ, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND
The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Money Market Fund intends to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Money Market Fund. Net income will be calculated immediately prior to the determination of net asset value per share of the Money Market Fund.

The Trustees may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Trustees, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 per share net asset value for the Money Market Fund, the Trustees may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (I.E., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by the Bond Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Bond Fund each year, even though the Bond Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Bond Fund which must be distributed to shareholders of the Bond Fund in order to maintain the qualification of the Bond Fund as a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), as described immediately below under "Regulated Investment Company Status," and to avoid federal income tax at the level of the Bond Fund. Shareholders of the Bond Fund will be subject to income tax on such original issue discount, whether or not such shareholders elect to receive their distributions in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

REGULATED INVESTMENT COMPANY STATUS
A Fund that qualifies as a RIC will not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Fund's shareholders. Each of the Funds will seek to qualify for treatment as a regulated investment company (RIC) under the Code. Provided that for each tax year a Fund (i) meets the requirements to be treated as a RIC (as discussed below) and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (the "Asset Test").

Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test. The Precious Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test.

In the event of a failure by a Fund to qualify as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

If a Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Fund might also be required to pay to the U.S. Internal Revenue Service (the "IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as a RIC.

If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Shareholders of the Money Market Fund and the Bond Fund will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to shareholders of the Money Market Fund and the Bond Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional Fund shares or in cash. Since the Money Market Fund's and the Bond Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the federal dividends received deduction available to corporations.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held. Because the Money Market Fund intends to maintain a stable $1.00 net asset value per share, shareholders of that Fund should not expect to realize any gain or loss on the sale, redemption or exchange of such shares.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that others shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for 6 months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS
In general, with respect to the International Funds and Sector Funds gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

The International Funds and Sector Funds may incur a liability for dividend withholding tax as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

OPTIONS TRANSACTIONS BY THE FUNDS
If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

A Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

Each of the Nova Fund, Nova Master Fund, Ursa Fund, Ursa Master Fund, Arktos Fund, Arktos Master Fund, Medius Fund, Mekros Fund, International Funds, and Sector Funds in its operations also will utilize options on stock indices. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Nova Fund, Nova Master Fund, Ursa Fund, Ursa Master Fund, Arktos Fund, Arktos Master Fund, Medius Fund, Mekros Funds, International Funds, and Sector Funds involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in certain options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

MASTER-FEEDER STRUCTURE
The Nova Fund, Ursa Fund, Arktos Fund and the Juno Fund are each feeder funds in a master-feeder structure. The corresponding Master Funds for these Funds are the Nova Master Fund, Ursa Master Fund, Arktos Master Fund and the Juno Master Fund, respectively. Each master fund is taxable for federal income tax purposes as a corporation and each has made an election to be treated as a regulated investment company.

Each of the Nova Fund, Ursa Fund, Arktos Fund and the Juno Fund will receive dividend and capital gain distributions from the Nova Master Fund, Ursa Master Fund, Arktos Master Fund and the Juno Master Fund, respectively. Such dividend and capital gain distributions will then be distributed by the Nova Fund, Ursa Fund, Arktos Fund and the Juno Fund to their respective shareholders.


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BACK-UP WITHHOLDING
In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number), (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"), or (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding.
OTHER ISSUES
Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS
You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-296-5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

CODE OF ETHICS
The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the SEC, and is available to the public.


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REPORTING
You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES
You may visit the Trust's Web site at www.rydexfunds.com or call 1-800-820-0888 or 301-296-5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

AUDITORS AND CUSTODIAN

Deloitte & Touche LLP, Two World Financial Center, New York, New York, 10281, are the auditors and the independent certified public accountants of the Trust and each of the Funds.

Firstar, Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds, except for the International Funds. Bank of New York, 100 Church Street, New York, N.Y. 10286, serves as custodian for the Trust, with regard to the International Funds. Under separate custody agreements between the Trust and the custodians, the custodians hold the portfolio securities of each Fund and keep all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended March 31, 2001, including notes thereto and the report of Deloitte & Touche LLP are incorporated by reference into this SAI. A copy of the Trust's Annual Report to Shareholders (the "Annual Report") must accompany the delivery of this Statement of Additional Information.

                                   APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS

Aaa - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                     PART C

                                OTHER INFORMATION
                                -----------------
ITEM 23.   EXHIBITS
--------   --------

(a)(1) Certificate of Trust of Rydex Series Trust (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit 1a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(a)(2) Declaration of Trust of the Registrant incorporated herein by reference to Exhibit 1b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(a)(3) Amendment to the Declaration of Trust of the Registrant dated November 2, 1993 incorporated herein by reference to Exhibit a3 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(a)(4) Amendment to the Declaration of Trust of the Registrant dated February 25, 2000 incorporated herein by reference to Exhibit a4 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(b) By-Laws of the Registrant incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 27 to this Registration Statement filed, on October 30, 1996.

(c)        Not applicable.

(d)(1) Management Contract between Registrant and PADCO Advisors, Inc. incorporated herein by reference to Exhibit 5a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(d)(2) Sub-Advisory Agreement between PADCO Advisors, Inc. and Loomis, Sayles & Company, L.P. incorporated herein by reference to Exhibit 5b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(d)(3) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated November 2, 1993 incorporated herein by reference to Exhibit d3 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(d)(4) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated March 8, 1996 incorporated herein by reference to Exhibit d5 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(d)(5) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated September 25, 1996 incorporated herein by reference to Exhibit d6 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

ITEM 23.   EXHIBITS (CONT'D.)
--------   --------

(d)(6) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated August 11, 1998 incorporated herein by reference to Exhibit d8 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(d)(7) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated May 21, 2001 is filed herewith.

(e) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to the Advisor Class Shares incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(e)(1) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to shares of the International Funds incorporated herein by reference to Exhibit e1 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(e)(2) Distribution Agreement between the Registrant and Rydex Distributors, Inc. dated August 28, 2000 is filed herewith.

(f)        Not applicable.

(g) Custody Agreement between Registrant and Star Bank, N.A. incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h)(1) Service Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9c of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h)(2) Accounting Services Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9d of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h)(3) Amendment to Service Agreement between Registrant and PADCO Service Company, Inc. dated March 16, 1998 incorporated herein by reference to Exhibit 3h of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(h)(4) Amendment to Service Agreement between Registrant and Rydex Fund Services, Inc. dated May 21, 2001 is filed herewith.

(h)(5) Amendment to Accounting Services Agreement between Registrant and PADCO Service Company, Inc. dated December 11, 1998 incorporated herein by reference to Exhibit 4h of Post- Effective Amendment No. 35 to this Registration Statement, filed on July 30, 1999.



ITEM 23.   EXHIBITS (CONT'D.)
--------   --------

(h)(6) Amendment to Accounting Services Agreement between Registrant and PADCO Service Company, Inc. dated February 25, 2000 incorporated herein by reference to Exhibit h8 of Post- Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(h)(7) Amendment to Accounting Services Agreement between Registrant and Rydex Fund Services, Inc., dated May 21, 2001 is filed herewith.

(i)        Legal Opinion of Morgan Lewis & Bockius LLP is filed herewith.

(j) Independent Auditor's Consent of Deloitte & Touche LLP is filed herewith.

(k)        Not applicable.

(l)        Not applicable.

(m)(1) Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15a of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(2) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, March 12, 1997 incorporated herein by reference to Exhibit 15b of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(3) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, June 23, 1997 incorporated herein by reference to Exhibit 15c of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(4) Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15d of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.

(m)(5) Plan of Distribution for The Rydex High Yield Fund, as revised March 12, 1995 incorporated herein by reference to Exhibit 15e of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(6) Plan of Distribution for The Rydex High Yield Fund, as revised June 23, 1997 incorporated herein by reference to Exhibit 15f of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(7) Shareholder Servicing Support Agreements between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15g of Post-Effective Amendment No. 25 to this Registration Statement, filed on March 1, 1996.


ITEM 23.   EXHIBITS (CONT'D.)
--------   --------

(m)(8) Shareholder Servicing Support Agreement between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15h of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.

(m)(9) Distribution Plan and Shareholder Servicing Agreement for Advisor Class Shares is incorporated by reference to Exhibit 15i of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.

(m)(10) Amendment to Distribution and Shareholder Services Plan for Advisor Class Shares dated February 25, 2000 incorporated herein by reference to Exhibit m10 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(m)(11) Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C Class Shares dated August 28, 2000 is filed herewith.

(m)(12) Amendment to Distribution and Shareholder Services Plan for Advisor Class Shares and C Class Shares dated May 21, 2001 is filed herewith.

(m)(13) Distribution Plan relating to the H Class Shares dated February 25, 2000 incorporated herein by reference to Exhibit m11 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(m)(14) Amendment to Distribution Plan for H Class Shares dated May 21, 2001 is filed herewith.

(n)        Not applicable.

(o) Rule 18f-3 Plan is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.

(o)(1) Amendment to Rule 18f-3 Plan dated August 28, 2000 incorporated herein by reference to Exhibit m11 of Post-Effective Amendment No. 41 to this Registration Statement, filed on

           October 10, 2001.

(o)(2)     Amendment to Rule 18f-3 Plan dated May 21, 2001 is filed herewith.

(p) Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors, PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors, Inc., PADCO Service Company, Inc. is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 3 to Rydex Variable Trust's Registration Statement (File Nos. 333-57017 and 811-08821), filed on April 5, 2000.

(q)        Powers of Attorney are filed herewith.


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
--------   -------------------------------------------------------------

Not Applicable.

ITEM 25.   INDEMNIFICATION
--------   ---------------

The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

     (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

     (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

     (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
--------   ----------------------------------------------------

Each of the directors of the Trust's investment adviser, PADCO Advisors, Inc. (the "Advisor"), Albert P. Viragh, Jr., the Chairman of the Board of Directors, President, and Treasurer of the Advisor, and Amanda C. Viragh, the Secretary of the Advisors, is an employee of the Advisor at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Albert P. Viragh, Jr. also has served (and continues to serve) as: (I) the Chairman of the Board of Trustees and the President of the Trust since the Trust's organization as a Delaware business trust on March 13, 1993; (ii) the Chairman of the Board of Directors, the President, and the Treasurer of Rydex Fund Services, Inc. (formerly PADCO Service Company, Inc.) (the "Servicer"), the Trust's registered transfer agent and shareholder servicer, since the incorporation of the Servicer in the State of Maryland on October 6, 1993; (iii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Advisors II, Inc. ("PADCO II"), a registered investment adviser, since the incorporation of PADCO II in the State of Maryland on July 5, 1994; and (iv) the Chairman of the Board of Directors, the President, and the Treasurer of Rydex Distributors, Inc. (formerly PADCO Financial Services, Inc.) (the "Distributor"), the distributor of the shares of the Trust, since the incorporation of the Distributor in the State of Maryland on March 21, 1996. Amanda C. Viragh also has served (and continues to serve) as the Secretary of the Advisor, the Servicer, and PADCO II, and also as the Assistant Treasurer of the Servicer

ITEM 27.   PRINCIPAL UNDERWRITER
--------   ---------------------

(a)        Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.)
           serves as the principal underwriter for Advisor Class Shares, H Class Shares, and C Class Shares of the Registrant, shares of Rydex Variable Trust, and shares of Rydex Dynamic Funds.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.


NAME AND PRINCIPAL         POSITIONS AND OFFICES WITH              POSITIONS AND
OFFICES
BUSINESS ADDRESS*          UNDERWRITER                             WITH
REGISTRANT
------------------         --------------------------
---------------------
Albert P. Viragh, Jr.      Chairman of the Board of Directors,     Chairman of
the Board
                           President and Treasurer                 of Trustees
and President

Amanda C. Viragh           Director                                None

Carl G. Verboncoeur        Vice President                          Vice
President

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS
--------   --------------------------------

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.


ITEM 29.   MANAGEMENT SERVICES
--------   -------------------

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30.   UNDERTAKINGS
--------   ------------

None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 43 to the Registration Statement (File No. 811-07584) be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on this 30th day of July, 2001.

                                                Rydex Series Funds

                                                By: /s/ Albert P. Viragh, Jr.
                                                   --------------------------
                                                Albert P. Viragh, Jr.,
                                                President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 43 to the Registration Statement has been signed below by the following persons in the capacities on the dates indicated.

SIGNATURES                          TITLE
DATE
----------                          -----
----
/s/ Albert P. Viragh, Jr.           Chairman of the Board of Trustees,
July 30, 2001
--------------------------          Principal Executive Officer, and
Albert P. Viragh, Jr.               President

            *
--------------------------          Member of the Board of Trustees
July 30, 2001
Corey A. Colehour

            *
--------------------------          Member of the Board of Trustees
July 30, 2001
J. Kenneth Dalton

            *
--------------------------          Member of the Board of Trustees
July 30, 2001
Roger Somers

            *
--------------------------          Member of the Board of Trustees
July 30, 2001
John O. Demaret

            *
--------------------------          Member of the Board of Trustees
July 30, 2001
Patrick T. McCarville


/s/ Carl G. Verboncoeur
--------------------------          Vice President and Treasurer
July 30, 2001
Carl G. Verboncoeur

/s/ Albert P. Viragh, Jr.
--------------------------
Albert P. Viragh, Jr., Attorney in Fact
*Powers of Attorney previously filed


                                  EXHIBIT INDEX

(a)(1) Certificate of Trust of Rydex Series Trust (the "Registrant" or the "Trust") incorporated herein by reference to Exhibit 1a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(a)(2) Declaration of Trust of the Registrant incorporated herein by reference to Exhibit 1b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(a)(3) Amendment to the Declaration of Trust of the Registrant dated November 2, 1993 incorporated herein by reference to Exhibit a3 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(a)(4) Amendment to the Declaration of Trust of the Registrant dated February 25, 2000 incorporated herein by reference to Exhibit a4 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(b) By-Laws of the Registrant incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 27 to this Registration Statement filed, on October 30, 1996.

(c)        Not applicable.

(d)(1) Management Contract between Registrant and PADCO Advisors, Inc. incorporated herein by reference to Exhibit 5a of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(d)(2) Sub-Advisory Agreement between PADCO Advisors, Inc. and Loomis, Sayles & Company, L.P. incorporated herein by reference to Exhibit 5b of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(d)(3) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated November 2, 1993 incorporated herein by reference to Exhibit d3 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(d)(4) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated March 8, 1996 incorporated herein by reference to Exhibit d5 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(d)(5) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated September 25, 1996 incorporated herein by reference to Exhibit d6 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(d)(6) Amendment to Management Contract between the Registrant and PADCO Advisor, Inc. dated

           August 11, 1998 incorporated herein by reference to Exhibit d8 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(d)(7) AMENDMENT TO MANAGEMENT CONTRACT BETWEEN THE REGISTRANT AND PADCO ADVISOR, INC. DATED MAY 21, 2001 IS FILED HEREWITH.

(e) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to the Advisor Class Shares incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(e)(1) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. relating to shares of the International Funds incorporated herein by reference to Exhibit e1 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(e)(2) DISTRIBUTION AGREEMENT BETWEEN THE REGISTRANT AND RYDEX DISTRIBUTORS, INC. DATED AUGUST 28, 2000 IS FILED HEREWITH.

(f)        Not applicable.

(g) Custody Agreement between Registrant and Star Bank, N.A. incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h)(1) Service Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9c of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h)(2) Accounting Services Agreement between Registrant and PADCO Service Company, Inc. incorporated herein by reference to Exhibit 9d of Post-Effective Amendment No. 27 to this Registration Statement, filed on October 30, 1996.

(h)(3) Amendment to Service Agreement between Registrant and PADCO Service Company, Inc. dated March 16, 1998 incorporated herein by reference to Exhibit 3h of Post-Effective Amendment No. 31 to this Registration Statement, filed on May 29, 1998.

(h)(4) AMENDMENT TO SERVICE AGREEMENT BETWEEN REGISTRANT AND RYDEX FUND SERVICES, INC. DATED MAY 21, 2001 IS FILED HEREWITH.

(h)(5) Amendment to Accounting Services Agreement between Registrant and PADCO Service Company, Inc. dated December 11, 1998 incorporated herein by reference to Exhibit 4h of Post- Effective Amendment No. 35 to this Registration Statement, filed on July 30, 1999.

(h)(6) Amendment to Accounting Services Agreement between Registrant and PADCO Service Company, Inc. dated February 25, 2000 incorporated herein by reference to Exhibit h8 of Post- Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(h)(7) AMENDMENT TO ACCOUNTING SERVICES AGREEMENT BETWEEN REGISTRANT AND RYDEX FUND SERVICES, INC., DATED MAY 21, 2001 IS FILED HEREWITH.

(i)        LEGAL OPINION OF MORGAN LEWIS & BOCKIUS LLP IS FILED HEREWITH.

(j)        INDEPENDENT AUDITOR'S CONSENT OF DELOITTE & TOUCHE LLP IS FILED
           HEREWITH.

(k)        Not applicable.

(l)        Not applicable.

(m)(1) Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15a of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(2) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, March 12, 1997 incorporated herein by reference to Exhibit 15b of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(3) Plan of Distribution for The Rydex Institutional Money Market Fund as revised, June 23, 1997 incorporated herein by reference to Exhibit 15c of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(4) Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15d of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.

(m)(5) Plan of Distribution for The Rydex High Yield Fund, as revised March 12, 1995 incorporated herein by reference to Exhibit 15e of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(6) Plan of Distribution for The Rydex High Yield Fund, as revised June 23, 1997 incorporated herein by reference to Exhibit 15f of Post-Effective Amendment No. 24 to this Registration Statement, filed on October 27, 1995.

(m)(7) Shareholder Servicing Support Agreements between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex Institutional Money Market Fund incorporated herein by reference to Exhibit 15g of Post-Effective Amendment No. 25 to this Registration Statement, filed on March 1, 1996.

(m)(8) Shareholder Servicing Support Agreement between PADCO Financial Services, Inc. and Selling Recipients in connection with the Plan of Distribution for The Rydex High Yield Fund incorporated herein by reference to Exhibit 15h of Post-Effective Amendment No. 26 to this Registration Statement, filed on September 11, 1996.

(m)(9) Distribution Plan and Shareholder Servicing Agreement for Advisor Class Shares is incorporated by reference to Exhibit 15i of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.

(m)(10) Amendment to Distribution and Shareholder Services Plan for Advisor Class Shares dated February 25, 2000 incorporated herein by reference to Exhibit m10 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(m)(11) AMENDED AND RESTATED DISTRIBUTION AND SHAREHOLDER SERVICES PLAN FOR ADVISOR CLASS SHARES AND C CLASS SHARES DATED AUGUST 28, 2000 IS FILED HEREWITH.

(m)(12) AMENDMENT TO DISTRIBUTION AND SHAREHOLDER SERVICES PLAN FOR ADVISOR CLASS SHARES AND C CLASS SHARES DATED MAY 21, 2001 IS FILED HEREWITH.

(m)(13) Distribution Plan relating to the H Class Shares dated February 25, 2000 incorporated herein by reference to Exhibit m11 of Post-Effective Amendment No. 40 to this Registration Statement, filed on August 1, 2000.

(m)(14) AMENDMENT TO DISTRIBUTION PLAN FOR H CLASS SHARES DATED MAY 21, 2001 IS FILED HEREWITH.

(n)        Not applicable.

(o) Rule 18f-3 Plan is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 30 to this Registration Statement, filed on March 2, 1998.

(o)(1) Amendment to Rule 18f-3 Plan dated August 28, 2000 incorporated herein by reference to Exhibit m11 of Post-Effective Amendment No. 41 to this Registration Statement, filed on October 10, 2001.

(o)(2)     AMENDMENT TO RULE 18f-3 PLAN DATED MAY 21, 2001 IS FILED HEREWITH.

(p) Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors, PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors, Inc., PADCO Service Company, Inc. is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 3 to Rydex Variable Trust's Registration Statement (File Nos. 333-57017 and 811-08821), filed on April 5, 2000.

(q)        POWERS OF ATTORNEY ARE FILED HEREWITH.


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